UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21295
JPMorgan Trust I
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan Developed International Value Fund

Class A Shares/Ticker: JFEAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Developed International Value Fund (Class A Shares)	$116	0.99%
How did the Fund Perform?
The JPMorgan Developed International Value Fund's Class A Shares, without a sales charge, returned 34.40% for the twelve months ended October 31, 2025. The MSCI EAFE Index (net total return) returned 23.03% and the MSCI EAFE Value Index (net total return) (the "Index") returned 29.55% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the banks and capital goods sectors contributed to performance relative to the Index.
  The Fund’s security selection in the telecommunication services, consumer durables and apparel sectors detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Developed International Value Fund (Class A Shares)	September 28, 2001	27.30%	18.12%	7.05%
JPMorgan Developed International Value Fund (Class A Shares) - excluding sales charge		34.40	19.40	7.63
MSCI EAFE Index (net total return)		23.03	12.33	7.48
MSCI EAFE Value Index (net total return)		29.55	16.79	7.47
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective May 2018, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed under the current strategies.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Developed International Value Fund, the MSCI EAFE Index (net total return) and the MSCI EAFE Value Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI EAFE Index (net total return) and MSCI EAFE Value Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The MSCI EAFE Value Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of value-oriented large- and mid-cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$1,910,969
Total number of portfolio holdings	289
Portfolio turnover rate	29%
Total advisory fees paid (000's)	$5,122
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JFEAX-1025
JPMorgan Developed International Value Fund - Class A

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan Developed International Value Fund

Class C Shares/Ticker: JIUCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Developed International Value Fund (Class C Shares)	$174	1.49%
How did the Fund Perform?
The JPMorgan Developed International Value Fund's Class C Shares, without a sales charge, returned 33.74% for the twelve months ended October 31, 2025. The MSCI EAFE Index (net total return) returned 23.03% and the MSCI EAFE Value Index (net total return) (the "Index") returned 29.55% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the banks and capital goods sectors contributed to performance relative to the Index.
  The Fund’s security selection in the telecommunication services, consumer durables and apparel sectors detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Developed International Value Fund (Class C Shares)	July 11, 2006	32.74%	18.81%	7.18%
JPMorgan Developed International Value Fund (Class C Shares) - excluding sales charge		33.74	18.81	7.18
MSCI EAFE Index (net total return)		23.03	12.33	7.48
MSCI EAFE Value Index (net total return)		29.55	16.79	7.47
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective May 2018, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed under the current strategies.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Developed International Value Fund, the MSCI EAFE Index (net total return) and the MSCI EAFE Value Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) and MSCI EAFE Value Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The MSCI EAFE Value Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of value-oriented large- and mid-cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$1,910,969
Total number of portfolio holdings	289
Portfolio turnover rate	29%
Total advisory fees paid (000's)	$5,122
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JIUCX-1025
JPMorgan Developed International Value Fund - Class C

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan Developed International Value Fund

Class I Shares/Ticker: JIESX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Developed International Value Fund (Class I Shares)	$87	0.74%
How did the Fund Perform?
The JPMorgan Developed International Value Fund's Class I Shares returned 34.77% for the twelve months ended October 31, 2025. The MSCI EAFE Index (net total return) returned 23.03% and the MSCI EAFE Value Index (net total return) (the "Index") returned 29.55% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the banks and capital goods sectors contributed to performance relative to the Index.
  The Fund’s security selection in the telecommunication services, consumer durables and apparel sectors detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Developed International Value Fund (Class I Shares)	September 10, 2001	34.77%	19.70%	7.91%
MSCI EAFE Index (net total return)		23.03	12.33	7.48
MSCI EAFE Value Index (net total return)		29.55	16.79	7.47
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective May 2018, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed under the current strategies.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Developed International Value Fund, the MSCI EAFE Index (net total return) and the MSCI EAFE Value Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) and MSCI EAFE Value Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The MSCI EAFE Value Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of value-oriented large- and mid-cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$1,910,969
Total number of portfolio holdings	289
Portfolio turnover rate	29%
Total advisory fees paid (000's)	$5,122
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JIESX-1025
JPMorgan Developed International Value Fund - Class I

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan Developed International Value Fund

Class L Shares/Ticker: JNUSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Developed International Value Fund (Class L Shares)	$75	0.64%
How did the Fund Perform?
The JPMorgan Developed International Value Fund's Class L Shares returned 34.82% for the twelve months ended October 31, 2025. The MSCI EAFE Index (net total return) returned 23.03% and the MSCI EAFE Value Index (net total return) (the "Index") returned 29.55% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the banks and capital goods sectors contributed to performance relative to the Index.
  The Fund’s security selection in the telecommunication services, consumer durables and apparel sectors detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Developed International Value Fund (Class L Shares)	November 4, 1993	34.82%	19.81%	8.02%
MSCI EAFE Index (net total return)		23.03	12.33	7.48
MSCI EAFE Value Index (net total return)		29.55	16.79	7.47
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective May 2018, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed under the current strategies.
The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Developed International Value Fund, the MSCI EAFE Index (net total return) and the MSCI EAFE Value Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) and MSCI EAFE Value Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The MSCI EAFE Value Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of value-oriented large- and mid-cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$1,910,969
Total number of portfolio holdings	289
Portfolio turnover rate	29%
Total advisory fees paid (000's)	$5,122
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JNUSX-1025
JPMorgan Developed International Value Fund - Class L

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan Developed International Value Fund
Class R2 Shares/Ticker: JPVZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Developed International Value Fund (Class R2 Shares)	$151	1.29%
How did the Fund Perform?
The JPMorgan Developed International Value Fund's Class R2 Shares returned 33.96% for the twelve months ended October 31, 2025. The MSCI EAFE Index (net total return) returned 23.03% and the MSCI EAFE Value Index (net total return) (the "Index") returned 29.55% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the banks and capital goods sectors contributed to performance relative to the Index.
  The Fund’s security selection in the telecommunication services, consumer durables and apparel sectors detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Developed International Value Fund (Class R2 Shares)	November 3, 2008	33.96%	19.04%	7.31%
MSCI EAFE Index (net total return)		23.03	12.33	7.48
MSCI EAFE Value Index (net total return)		29.55	16.79	7.47
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective May 2018, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed under the current strategies.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan Developed International Value Fund, the MSCI EAFE Index (net total return) and the MSCI EAFE Value Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) and MSCI EAFE Value Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The MSCI EAFE Value Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of value-oriented large- and mid-cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$1,910,969
Total number of portfolio holdings	289
Portfolio turnover rate	29%
Total advisory fees paid (000's)	$5,122
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPVZX-1025
JPMorgan Developed International Value Fund - Class R2

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan Developed International Value Fund
Class R5 Shares/Ticker: JPVRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Developed International Value Fund (Class R5 Shares)	$76	0.64%
How did the Fund Perform?
The JPMorgan Developed International Value Fund's Class R5 Shares returned 34.91% for the twelve months ended October 31, 2025. The MSCI EAFE Index (net total return) returned 23.03% and the MSCI EAFE Value Index (net total return) (the "Index") returned 29.55% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the banks and capital goods sectors contributed to performance relative to the Index.
  The Fund’s security selection in the telecommunication services, consumer durables and apparel sectors detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Developed International Value Fund (Class R5 Shares)	September 9, 2016	34.91%	19.81%	8.03%
MSCI EAFE Index (net total return)		23.03	12.33	7.48
MSCI EAFE Value Index (net total return)		29.55	16.79	7.47
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective May 2018, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed under the current strategies.
Returns for Class R5 Shares prior to its inception date are based on the performance of Class L Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Class L Shares.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan Developed International Value Fund, the MSCI EAFE Index (net total return) and the MSCI EAFE Value Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) and MSCI EAFE Value Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The MSCI EAFE Value Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of value-oriented large- and mid-cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$1,910,969
Total number of portfolio holdings	289
Portfolio turnover rate	29%
Total advisory fees paid (000's)	$5,122
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPVRX-1025
JPMorgan Developed International Value Fund - Class R5

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan Developed International Value Fund

Class R6 Shares/Ticker: JNVMX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Developed International Value Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Developed International Value Fund (Class R6 Shares)	$64	0.54%
How did the Fund Perform?
The JPMorgan Developed International Value Fund's Class R6 Shares returned 34.96% for the twelve months ended October 31, 2025. The MSCI EAFE Index (net total return) returned 23.03% and the MSCI EAFE Value Index (net total return) (the "Index") returned 29.55% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the banks and capital goods sectors contributed to performance relative to the Index.
  The Fund’s security selection in the telecommunication services, consumer durables and apparel sectors detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Developed International Value Fund (Class R6 Shares)	November 30, 2010	34.96%	19.92%	8.14%
MSCI EAFE Index (net total return)		23.03	12.33	7.48
MSCI EAFE Value Index (net total return)		29.55	16.79	7.47
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective May 2018, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed under the current strategies.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Developed International Value Fund, the MSCI EAFE Index (net total return) and the MSCI EAFE Value Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) and MSCI EAFE Value Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The MSCI EAFE Value Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of value-oriented large- and mid-cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$1,910,969
Total number of portfolio holdings	289
Portfolio turnover rate	29%
Total advisory fees paid (000's)	$5,122
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JNVMX-1025
JPMorgan Developed International Value Fund - Class R6

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan Emerging Markets Equity Fund

Class A Shares/Ticker: JFAMX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class A Shares)	$145	1.24%
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class A Shares, without a sales charge, returned 33.83% for the twelve months ended October 31, 2025. The MSCI Emerging Markets Index (net total return) (the "Index") returned 27.91% for the twelve months ended October 31, 2025.
  The Fund's stock selection in the information technology sector and in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  The consumer discretionary sector detracted from performance relative to the Index.
  Exposure to Argentina detracted from the Fund’s performance, reflecting unfavorable market conditions and investment decisions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class A Shares)	September 28, 2001	26.80%	2.33%	7.92%
JPMorgan Emerging Markets Equity Fund (Class A Shares) - excluding sales charge		33.83	3.44	8.50
MSCI Emerging Markets Index (net total return)		27.91	7.46	7.69
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Emerging Markets Equity Fund and the MSCI Emerging Markets Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$9,413,105
Total number of portfolio holdings	79
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$48,039
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Material changes to the Fund during the period
Prior to April 1, 2025, Class A Shares of the Fund were publicly offered on a limited basis. Investors were not eligible to purchase Class A Shares of the Fund unless they met certain requirements.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JFAMX-1025
JPMorgan Emerging Markets Equity Fund - Class A

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan Emerging Markets Equity Fund

Class C Shares/Ticker: JEMCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class C Shares)	$203	1.74%
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class C Shares, without a sales charge, returned 33.13% for the twelve months ended October 31, 2025. The MSCI Emerging Markets Index (net total return) (the "Index") returned 27.91% for the twelve months ended October 31, 2025.
  The Fund's stock selection in the information technology sector and in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  The consumer discretionary sector detracted from performance relative to the Index.
  Exposure to Argentina detracted from the Fund’s performance, reflecting unfavorable market conditions and investment decisions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class C Shares)	February 28, 2006	32.13%	2.92%	8.07%
JPMorgan Emerging Markets Equity Fund (Class C Shares) - excluding sales charge		33.13	2.92	8.07
MSCI Emerging Markets Index (net total return)		27.91	7.46	7.69
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Emerging Markets Equity Fund and the MSCI Emerging Markets Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$9,413,105
Total number of portfolio holdings	79
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$48,039
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Material changes to the Fund during the period
Prior to April 1, 2025, Class C Shares of the Fund were publicly offered on a limited basis. Investors were not eligible to purchase Class C Shares of the Fund unless they met certain requirements.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEMCX-1025
JPMorgan Emerging Markets Equity Fund - Class C

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan Emerging Markets Equity Fund

Class I Shares/Ticker: JEMSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class I Shares)	$116	0.99%
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class I Shares returned 34.14% for the twelve months ended October 31, 2025. The MSCI Emerging Markets Index (net total return) (the "Index") returned 27.91% for the twelve months ended October 31, 2025.
  The Fund's stock selection in the information technology sector and in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  The consumer discretionary sector detracted from performance relative to the Index.
  Exposure to Argentina detracted from the Fund’s performance, reflecting unfavorable market conditions and investment decisions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class I Shares)	September 10, 2001	34.14%	3.70%	8.77%
MSCI Emerging Markets Index (net total return)		27.91	7.46	7.69
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Emerging Markets Equity Fund and the MSCI Emerging Markets Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$9,413,105
Total number of portfolio holdings	79
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$48,039
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Material changes to the Fund during the period
Prior to April 1, 2025, Class I Shares of the Fund were publicly offered on a limited basis. Investors were not eligible to purchase Class I Shares of the Fund unless they met certain requirements.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEMSX-1025
JPMorgan Emerging Markets Equity Fund - Class I

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan Emerging Markets Equity Fund

Class L Shares/Ticker: JMIEX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class L Shares)	$104	0.89%
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class L Shares returned 34.30% for the twelve months ended October 31, 2025. The MSCI Emerging Markets Index (net total return) (the "Index") returned 27.91% for the twelve months ended October 31, 2025.
  The Fund's stock selection in the information technology sector and in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  The consumer discretionary sector detracted from performance relative to the Index.
  Exposure to Argentina detracted from the Fund’s performance, reflecting unfavorable market conditions and investment decisions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class L Shares)	November 15, 1993	34.30%	3.80%	8.89%
MSCI Emerging Markets Index (net total return)		27.91	7.46	7.69
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Emerging Markets Equity Fund and the MSCI Emerging Markets Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$9,413,105
Total number of portfolio holdings	79
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$48,039
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMIEX-1025
JPMorgan Emerging Markets Equity Fund - Class L

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan Emerging Markets Equity Fund
Class R2 Shares/Ticker: JHUJX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class R2 Shares)	$180	1.54%
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class R2 Shares returned 33.40% for the twelve months ended October 31, 2025. The MSCI Emerging Markets Index (net total return) (the "Index") returned 27.91% for the twelve months ended October 31, 2025.
  The Fund's stock selection in the information technology sector and in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  The consumer discretionary sector detracted from performance relative to the Index.
  Exposure to Argentina detracted from the Fund’s performance, reflecting unfavorable market conditions and investment decisions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class R2 Shares)	July 31, 2017	33.40%	3.13%	8.20%
MSCI Emerging Markets Index (net total return)		27.91	7.46	7.69
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R2 Shares prior to its inception date are based on the performance of Class A Shares. The actual returns of Class R2 Shares and Class R3 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan Emerging Markets Equity Fund and the MSCI Emerging Markets Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$9,413,105
Total number of portfolio holdings	79
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$48,039
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Material changes to the Fund during the period
Prior to April 1, 2025, Class R2 Shares of the Fund were publicly offered on a limited basis. Investors were not eligible to purchase Class R2 Shares of the Fund unless they met certain requirements.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JHUJX-1025
JPMorgan Emerging Markets Equity Fund - Class R2

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan Emerging Markets Equity Fund
Class R3 Shares/Ticker: JHURX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class R3 Shares)	$151	1.29%
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class R3 Shares returned 33.77% for the twelve months ended October 31, 2025. The MSCI Emerging Markets Index (net total return) (the "Index") returned 27.91% for the twelve months ended October 31, 2025.
  The Fund's stock selection in the information technology sector and in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  The consumer discretionary sector detracted from performance relative to the Index.
  Exposure to Argentina detracted from the Fund’s performance, reflecting unfavorable market conditions and investment decisions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class R3 Shares)	July 31, 2017	33.77%	3.39%	8.46%
MSCI Emerging Markets Index (net total return)		27.91	7.46	7.69
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to its inception date are based on the performance of Class A Shares. The actual returns of Class R2 Shares and Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan Emerging Markets Equity Fund and the MSCI Emerging Markets Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$9,413,105
Total number of portfolio holdings	79
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$48,039
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Material changes to the Fund during the period
Prior to April 1, 2025, Class R3 Shares of the Fund were publicly offered on a limited basis. Investors were not eligible to purchase Class R3 Shares of the Fund unless they met certain requirements.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JHURX-1025
JPMorgan Emerging Markets Equity Fund - Class R3

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan Emerging Markets Equity Fund
Class R4 Shares/Ticker: JHUKX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class R4 Shares)	$122	1.04%
The JPMorgan Emerging Markets Equity Fund's Class R4 Shares returned 34.06% for the twelve months ended October 31, 2025. The MSCI Emerging Markets Index (net total return) (the "Index") returned 27.91% for the twelve months ended October 31, 2025.
  The Fund's stock selection in the information technology sector and in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  The consumer discretionary sector detracted from performance relative to the Index.
  Exposure to Argentina detracted from the Fund’s performance, reflecting unfavorable market conditions and investment decisions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class R4 Shares)	July 31, 2017	34.06%	3.64%	8.72%
MSCI Emerging Markets Index (net total return)		27.91	7.46	7.69
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been lower than those shown because Class R4 Shares have higher expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan Emerging Markets Equity Fund and the MSCI Emerging Markets Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$9,413,105
Total number of portfolio holdings	79
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$48,039
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Material changes to the Fund during the period
Prior to April 1, 2025, Class R4 Shares of the Fund were publicly offered on a limited basis. Investors were not eligible to purchase Class R4 Shares of the Fund unless they met certain requirements.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JHUKX-1025
JPMorgan Emerging Markets Equity Fund - Class R4

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan Emerging Markets Equity Fund
Class R5 Shares/Ticker: JEMOX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class R5 Shares)	$104	0.89%
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class R5 Shares returned 34.30% for the twelve months ended October 31, 2025. The MSCI Emerging Markets Index (net total return) (the "Index") returned 27.91% for the twelve months ended October 31, 2025.
  The Fund's stock selection in the information technology sector and in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  The consumer discretionary sector detracted from performance relative to the Index.
  Exposure to Argentina detracted from the Fund’s performance, reflecting unfavorable market conditions and investment decisions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class R5 Shares)	September 9, 2016	34.30%	3.80%	8.89%
MSCI Emerging Markets Index (net total return)		27.91	7.46	7.69
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R5 Shares prior to its inception date are based on the performance of Class L Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Class L Shares.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan Emerging Markets Equity Fund and the MSCI Emerging Markets Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$9,413,105
Total number of portfolio holdings	79
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$48,039
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Material changes to the Fund during the period
Prior to April 1, 2025, Class R5 Shares of the Fund were publicly offered on a limited basis. Investors were not eligible to purchase Class R5 Shares of the Fund unless they met certain requirements.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEMOX-1025
JPMorgan Emerging Markets Equity Fund - Class R5

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan Emerging Markets Equity Fund
Class R6 Shares/Ticker: JEMWX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Equity Fund (Class R6 Shares)	$92	0.79%
How did the Fund Perform?
The JPMorgan Emerging Markets Equity Fund's Class R6 Shares returned 34.43% for the twelve months ended October 31, 2025. The MSCI Emerging Markets Index (net total return) (the "Index") returned 27.91% for the twelve months ended October 31, 2025.
  The Fund's stock selection in the information technology sector and in Taiwan contributed to performance relative to the Index, driven by strong returns in the region.
  The consumer discretionary sector detracted from performance relative to the Index.
  Exposure to Argentina detracted from the Fund’s performance, reflecting unfavorable market conditions and investment decisions.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Emerging Markets Equity Fund (Class R6 Shares)	December 23, 2013	34.43%	3.90%	9.00%
MSCI Emerging Markets Index (net total return)		27.91	7.46	7.69
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Emerging Markets Equity Fund and the MSCI Emerging Markets Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$9,413,105
Total number of portfolio holdings	79
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$48,039
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Material changes to the Fund during the period
Prior to April 1, 2025, Class R6 Shares of the Fund were publicly offered on a limited basis. Investors were not eligible to purchase Class R6 Shares of the Fund unless they met certain requirements.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEMWX-1025
JPMorgan Emerging Markets Equity Fund - Class R6

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan Europe Dynamic Fund
Class A Shares/Ticker: VEUAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Europe Dynamic Fund (Class A Shares)	$140	1.24%
How did the Fund Perform?
The JPMorgan Europe Dynamic Fund's Class A Shares, without a sales charge, returned 26.22% for the twelve months ended October 31, 2025. The MSCI Europe Index (net total return) (the "Index") returned 23.19% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the pharmaceuticals, biotech & life sciences and banks sectors contributed to performance relative to the Index.
  The Fund’s security selection in the capital goods, consumer durables and apparel sectors detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Europe Dynamic Fund (Class A Shares)	November 2, 1995	19.61%	14.03%	6.56%
JPMorgan Europe Dynamic Fund (Class A Shares) - excluding sales charge		26.22	15.27	7.14
MSCI Europe Index (net total return)		23.19	13.66	7.47
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Europe Dynamic Fund and the MSCI Europe Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI Europe Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Europe Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in the developed markets countries in Europe. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$644,719
Total number of portfolio holdings	79
Portfolio turnover rate	102%
Total advisory fees paid (000's)	$3,387
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VEUAX-1025
JPMorgan Europe Dynamic Fund - Class A

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan Europe Dynamic Fund

Class C Shares/Ticker: VEUCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Europe Dynamic Fund (Class C Shares)	$196	1.73%
The JPMorgan Europe Dynamic Fund's Class C Shares, without a sales charge, returned 25.58% for the twelve months ended October 31, 2025. The MSCI Europe Index (net total return) (the "Index") returned 23.19% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the pharmaceuticals, biotech & life sciences and banks sectors contributed to performance relative to the Index.
  The Fund’s security selection in the capital goods, consumer durables and apparel sectors detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Europe Dynamic Fund (Class C Shares)	November 1, 1998	24.58%	14.69%	6.71%
JPMorgan Europe Dynamic Fund (Class C Shares) - excluding sales charge		25.58	14.69	6.71
MSCI Europe Index (net total return)		23.19	13.66	7.47
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Europe Dynamic Fund and the MSCI Europe Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Europe Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Europe Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in the developed markets countries in Europe. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$644,719
Total number of portfolio holdings	79
Portfolio turnover rate	102%
Total advisory fees paid (000's)	$3,387
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VEUCX-1025
JPMorgan Europe Dynamic Fund - Class C

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan Europe Dynamic Fund

Class I Shares/Ticker: JFESX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Europe Dynamic Fund (Class I Shares)	$110	0.98%
How did the Fund Perform?
The JPMorgan Europe Dynamic Fund's Class I Shares returned 26.54% for the twelve months ended October 31, 2025. The MSCI Europe Index (net total return) (the "Index") returned 23.19% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the pharmaceuticals, biotech & life sciences and banks sectors contributed to performance relative to the Index.
  The Fund’s security selection in the capital goods, consumer durables and apparel sectors detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Europe Dynamic Fund (Class I Shares)	September 10, 2001	26.54%	15.56%	7.42%
MSCI Europe Index (net total return)		23.19	13.66	7.47
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Europe Dynamic Fund and the MSCI Europe Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Europe Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Europe Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in the developed markets countries in Europe. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$644,719
Total number of portfolio holdings	79
Portfolio turnover rate	102%
Total advisory fees paid (000's)	$3,387
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JFESX-1025
JPMorgan Europe Dynamic Fund - Class I

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan Europe Dynamic Fund

Class L Shares/Ticker: JFEIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Europe Dynamic Fund (Class L Shares)	$95	0.84%
How did the Fund Perform?
The JPMorgan Europe Dynamic Fund's Class L Shares returned 26.73% for the twelve months ended October 31, 2025. The MSCI Europe Index (net total return) (the "Index") returned 23.19% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the pharmaceuticals, biotech & life sciences and banks sectors contributed to performance relative to the Index.
  The Fund’s security selection in the capital goods, consumer durables and apparel sectors detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Europe Dynamic Fund (Class L Shares)	September 10, 2001	26.73%	15.72%	7.57%
MSCI Europe Index (net total return)		23.19	13.66	7.47
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Europe Dynamic Fund and the MSCI Europe Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Europe Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Europe Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in the developed markets countries in Europe. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$644,719
Total number of portfolio holdings	79
Portfolio turnover rate	102%
Total advisory fees paid (000's)	$3,387
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JFEIX-1025
JPMorgan Europe Dynamic Fund - Class L

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan Europe Dynamic Fund
Class R6 Shares/Ticker: VEUVX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Europe Dynamic Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Europe Dynamic Fund (Class R6 Shares)	$83	0.73%
How did the Fund Perform?
The JPMorgan Europe Dynamic Fund's Class R6 Shares returned 26.85% for the twelve months ended October 31, 2025. The MSCI Europe Index (net total return) (the "Index") returned 23.19% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the pharmaceuticals, biotech & life sciences and banks sectors contributed to performance relative to the Index.
  The Fund’s security selection in the capital goods, consumer durables and apparel sectors detracted from performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Europe Dynamic Fund (Class R6 Shares)	October 1, 2018	26.85%	15.84%	7.65%
MSCI Europe Index (net total return)		23.19	13.66	7.47
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Europe Dynamic Fund and the MSCI Europe Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Europe Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Europe Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in the developed markets countries in Europe. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class L Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class L Shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$644,719
Total number of portfolio holdings	79
Portfolio turnover rate	102%
Total advisory fees paid (000's)	$3,387
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VEUVX-1025
JPMorgan Europe Dynamic Fund - Class R6
ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan Global Allocation Fund
Class A Shares/Ticker: GAOAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Allocation Fund (Class A Shares)	$107	1.00%
How did the Fund Perform?
The JPMorgan Global Allocation Fund's Class A Shares, without a sales charge, returned 13.05% for the twelve months ended October 31, 2025. The MSCI ACWI Index (net total return) returned 22.64% and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD (the "Index") returned 15.37% for the twelve months ended October 31, 2025.
  Relative to the Benchmark, which is an all-equity index, the Fund’s allocation to fixed income was a leading detractor from relative performance as equity assets outperformed bonds. As a flexible, multi-asset strategy, the Fund seeks to provide a more attractive risk-adjusted return versus a balanced portfolio, rather than outperform an all-equity index.
  Relative to the Composite Benchmark, the Fund’s preference for equities contributed to overall relative performance as global growth continued to be strong, driven by the U.S.-China trade development, robust corporate profits and looser global monetary conditions as many central banks continued easing over the last year. Within equities, we preferred U.S. large-cap and international developed equities, which contributed positively to relative performance. The Fund’s allocation to high yield and global developed bonds also contributed positively to relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Allocation Fund (Class A Shares)	May 31, 2011	7.98%	6.22%	5.88%
JPMorgan Global Allocation Fund (Class A Shares) - excluding sales charge		13.05	7.20	6.37
MSCI ACWI Index (net total return)		22.64	14.61	11.31
60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD		15.37	8.56	7.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Global Allocation Fund, the MSCI ACWI Index (net total return) and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI ACWI Index (net total return) and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD do not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$2,893,121
Total number of portfolio holdings	1,845
Portfolio turnover rate	107%
Total advisory fees paid (000's)	$14,708
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
GAOAX-1025
JPMorgan Global Allocation Fund - Class A

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan Global Allocation Fund
Class C Shares/Ticker: GAOCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Allocation Fund (Class C Shares)	$160	1.50%
How did the Fund Perform?
The JPMorgan Global Allocation Fund's Class C Shares, without a sales charge, returned 12.48% for the twelve months ended October 31, 2025. The MSCI ACWI Index (net total return) returned 22.64% and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD (the "Index") returned 15.37% for the twelve months ended October 31, 2025.
  Relative to the Benchmark, which is an all-equity index, the Fund’s allocation to fixed income was a leading detractor from relative performance as equity assets outperformed bonds. As a flexible, multi-asset strategy, the Fund seeks to provide a more attractive risk-adjusted return versus a balanced portfolio, rather than outperform an all-equity index.
  Relative to the Composite Benchmark, the Fund’s preference for equities contributed to overall relative performance as global growth continued to be strong, driven by the U.S.-China trade development, robust corporate profits and looser global monetary conditions as many central banks continued easing over the last year. Within equities, we preferred U.S. large-cap and international developed equities, which contributed positively to relative performance. The Fund’s allocation to high yield and global developed bonds also contributed positively to relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Allocation Fund (Class C Shares)	May 31, 2011	11.48%	6.67%	5.94%
JPMorgan Global Allocation Fund (Class C Shares) - excluding sales charge		12.48	6.67	5.94
MSCI ACWI Index (net total return)		22.64	14.61	11.31
60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD		15.37	8.56	7.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Global Allocation Fund, the MSCI ACWI Index (net total return) and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD do not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$2,893,121
Total number of portfolio holdings	1,845
Portfolio turnover rate	107%
Total advisory fees paid (000's)	$14,708
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
GAOCX-1025
JPMorgan Global Allocation Fund - Class C

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan Global Allocation Fund
Class I Shares/Ticker: GAOSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Allocation Fund (Class I Shares)	$80	0.75%
How did the Fund Perform?
The JPMorgan Global Allocation Fund's Class I Shares returned 13.35% for the twelve months ended October 31, 2025. The MSCI ACWI Index (net total return) returned 22.64% and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD (the "Index") returned 15.37% for the twelve months ended October 31, 2025.
  Relative to the Benchmark, which is an all-equity index, the Fund’s allocation to fixed income was a leading detractor from relative performance as equity assets outperformed bonds. As a flexible, multi-asset strategy, the Fund seeks to provide a more attractive risk-adjusted return versus a balanced portfolio, rather than outperform an all-equity index.
  Relative to the Composite Benchmark, the Fund’s preference for equities contributed to overall relative performance as global growth continued to be strong, driven by the U.S.-China trade development, robust corporate profits and looser global monetary conditions as many central banks continued easing over the last year. Within equities, we preferred U.S. large-cap and international developed equities, which contributed positively to relative performance. The Fund’s allocation to high yield and global developed bonds also contributed positively to relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Allocation Fund (Class I Shares)	May 31, 2011	13.35%	7.47%	6.64%
MSCI ACWI Index (net total return)		22.64	14.61	11.31
60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD		15.37	8.56	7.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Global Allocation Fund, the MSCI ACWI Index (net total return) and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD do not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$2,893,121
Total number of portfolio holdings	1,845
Portfolio turnover rate	107%
Total advisory fees paid (000's)	$14,708
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
GAOSX-1025
JPMorgan Global Allocation Fund - Class I

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan Global Allocation Fund
Class R2 Shares/Ticker: GAONX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Allocation Fund (Class R2 Shares)	$146	1.37%
How did the Fund Perform?
The JPMorgan Global Allocation Fund's Class R2 Shares returned 12.67% for the twelve months ended October 31, 2025. The MSCI ACWI Index (net total return) returned 22.64% and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD (the "Index") returned 15.37% for the twelve months ended October 31, 2025.
  Relative to the Benchmark, which is an all-equity index, the Fund’s allocation to fixed income was a leading detractor from relative performance as equity assets outperformed bonds. As a flexible, multi-asset strategy, the Fund seeks to provide a more attractive risk-adjusted return versus a balanced portfolio, rather than outperform an all-equity index.
  Relative to the Composite Benchmark, the Fund’s preference for equities contributed to overall relative performance as global growth continued to be strong, driven by the U.S.-China trade development, robust corporate profits and looser global monetary conditions as many central banks continued easing over the last year. Within equities, we preferred U.S. large-cap and international developed equities, which contributed positively to relative performance. The Fund’s allocation to high yield and global developed bonds also contributed positively to relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Allocation Fund (Class R2 Shares)	May 31, 2011	12.67%	6.81%	6.01%
MSCI ACWI Index (net total return)		22.64	14.61	11.31
60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD		15.37	8.56	7.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan Global Allocation Fund, the MSCI ACWI Index (net total return) and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD do not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$2,893,121
Total number of portfolio holdings	1,845
Portfolio turnover rate	107%
Total advisory fees paid (000's)	$14,708
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
GAONX-1025
JPMorgan Global Allocation Fund - Class R2

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan Global Allocation Fund
Class R3 Shares/Ticker: GAOTX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Allocation Fund (Class R3 Shares)	$119	1.12%
How did the Fund Perform?
The JPMorgan Global Allocation Fund's Class R3 Shares returned 12.96% for the twelve months ended October 31, 2025. The MSCI ACWI Index (net total return) returned 22.64% and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD (the "Index") returned 15.37% for the twelve months ended October 31, 2025.
  Relative to the Benchmark, which is an all-equity index, the Fund’s allocation to fixed income was a leading detractor from relative performance as equity assets outperformed bonds. As a flexible, multi-asset strategy, the Fund seeks to provide a more attractive risk-adjusted return versus a balanced portfolio, rather than outperform an all-equity index.
  Relative to the Composite Benchmark, the Fund’s preference for equities contributed to overall relative performance as global growth continued to be strong, driven by the U.S.-China trade development, robust corporate profits and looser global monetary conditions as many central banks continued easing over the last year. Within equities, we preferred U.S. large-cap and international developed equities, which contributed positively to relative performance. The Fund’s allocation to high yield and global developed bonds also contributed positively to relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Allocation Fund (Class R3 Shares)	October 1, 2018	12.96%	7.06%	6.27%
MSCI ACWI Index (net total return)		22.64	14.61	11.31
60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD		15.37	8.56	7.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to its inception date are based on the performance of Class A Shares. The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan Global Allocation Fund, the MSCI ACWI Index (net total return) and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD do not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$2,893,121
Total number of portfolio holdings	1,845
Portfolio turnover rate	107%
Total advisory fees paid (000's)	$14,708
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
GAOTX-1025
JPMorgan Global Allocation Fund - Class R3

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan Global Allocation Fund

Class R4 Shares/Ticker: GAOFX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Allocation Fund (Class R4 Shares)	$93	0.87%
How did the Fund Perform?
The JPMorgan Global Allocation Fund's Class R4 Shares returned 13.19% for the twelve months ended October 31, 2025. The MSCI ACWI Index (net total return) returned 22.64% and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD (the "Index") returned 15.37% for the twelve months ended October 31, 2025.
  Relative to the Benchmark, which is an all-equity index, the Fund’s allocation to fixed income was a leading detractor from relative performance as equity assets outperformed bonds. As a flexible, multi-asset strategy, the Fund seeks to provide a more attractive risk-adjusted return versus a balanced portfolio, rather than outperform an all-equity index.
  Relative to the Composite Benchmark, the Fund’s preference for equities contributed to overall relative performance as global growth continued to be strong, driven by the U.S.-China trade development, robust corporate profits and looser global monetary conditions as many central banks continued easing over the last year. Within equities, we preferred U.S. large-cap and international developed equities, which contributed positively to relative performance. The Fund’s allocation to high yield and global developed bonds also contributed positively to relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Allocation Fund (Class R4 Shares)	October 1, 2018	13.19%	7.33%	6.54%
MSCI ACWI Index (net total return)		22.64	14.61	11.31
60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD		15.37	8.56	7.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been lower than those shown because Class R4 Shares have higher expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan Global Allocation Fund, the MSCI ACWI Index (net total return) and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD do not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$2,893,121
Total number of portfolio holdings	1,845
Portfolio turnover rate	107%
Total advisory fees paid (000's)	$14,708
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
GAOFX-1025
JPMorgan Global Allocation Fund - Class R4

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan Global Allocation Fund

Class R5 Shares/Ticker: GAORX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Allocation Fund (Class R5 Shares)	$77	0.72%
How did the Fund Perform?
The JPMorgan Global Allocation Fund's Class R5 Shares returned 13.42% for the twelve months ended October 31, 2025. The MSCI ACWI Index (net total return) returned 22.64% and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD (the "Index") returned 15.37% for the twelve months ended October 31, 2025.
  Relative to the Benchmark, which is an all-equity index, the Fund’s allocation to fixed income was a leading detractor from relative performance as equity assets outperformed bonds. As a flexible, multi-asset strategy, the Fund seeks to provide a more attractive risk-adjusted return versus a balanced portfolio, rather than outperform an all-equity index.
  Relative to the Composite Benchmark, the Fund’s preference for equities contributed to overall relative performance as global growth continued to be strong, driven by the U.S.-China trade development, robust corporate profits and looser global monetary conditions as many central banks continued easing over the last year. Within equities, we preferred U.S. large-cap and international developed equities, which contributed positively to relative performance. The Fund’s allocation to high yield and global developed bonds also contributed positively to relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Allocation Fund (Class R5 Shares)	October 1, 2018	13.42%	7.50%	6.66%
MSCI ACWI Index (net total return)		22.64	14.61	11.31
60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD		15.37	8.56	7.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R5 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns for Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan Global Allocation Fund, the MSCI ACWI Index (net total return) and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD do not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$2,893,121
Total number of portfolio holdings	1,845
Portfolio turnover rate	107%
Total advisory fees paid (000's)	$14,708
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
GAORX-1025
JPMorgan Global Allocation Fund - Class R5

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan Global Allocation Fund

Class R6 Shares/Ticker: GAOZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Global Allocation Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Global Allocation Fund (Class R6 Shares)	$66	0.62%
How did the Fund Perform?
The JPMorgan Global Allocation Fund's Class R6 Shares returned 13.56% for the twelve months ended October 31, 2025. The MSCI ACWI Index (net total return) returned 22.64% and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD (the "Index") returned 15.37% for the twelve months ended October 31, 2025.
  Relative to the Benchmark, which is an all-equity index, the Fund’s allocation to fixed income was a leading detractor from relative performance as equity assets outperformed bonds. As a flexible, multi-asset strategy, the Fund seeks to provide a more attractive risk-adjusted return versus a balanced portfolio, rather than outperform an all-equity index.
  Relative to the Composite Benchmark, the Fund’s preference for equities contributed to overall relative performance as global growth continued to be strong, driven by the U.S.-China trade development, robust corporate profits and looser global monetary conditions as many central banks continued easing over the last year. Within equities, we preferred U.S. large-cap and international developed equities, which contributed positively to relative performance. The Fund’s allocation to high yield and global developed bonds also contributed positively to relative performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Global Allocation Fund (Class R6 Shares)	November 1, 2017	13.56%	7.61%	6.75%
MSCI ACWI Index (net total return)		22.64	14.61	11.31
60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD		15.37	8.56	7.60
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Global Allocation Fund, the MSCI ACWI Index (net total return) and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI Index (net total return) and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD do not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The performance of 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate ex China Index-Unhedged USD does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$2,893,121
Total number of portfolio holdings	1,845
Portfolio turnover rate	107%
Total advisory fees paid (000's)	$14,708
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
GAOZX-1025
JPMorgan Global Allocation Fund - Class R6

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan Income Builder Fund

Class A Shares/Ticker: JNBAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Income Builder Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Income Builder Fund (Class A Shares)	$75	0.71%
How did the Fund Perform?
The JPMorgan Income Builder Fund's Class A Shares, without a sales charge, returned 11.23% for the twelve months ended October 31, 2025. The MSCI World Index (net total return) returned 22.02% and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index (the "Index") returned 15.56% for the twelve months ended October 31, 2025.
  Relative to the Index, which is an all-equity index, the Fund's allocation to fixed income was a leading detractor from performance, as equity markets outperformed fixed income markets during the period. The Fund aims to deliver consistent, attractive multi-asset income compared to a balanced fund, with potential for capital appreciation.
  Relative to the Bloomberg US Aggregate Bond Index, which primarily contains U.S. government bonds, the Fund’s allocation to a more diversified set of corporate bonds was a leading contributor to performance.
  Relative to the JPMorgan Income Builder Composite Index, the Fund’s overall underweight to growth-style equities were detractors from performance. However, the Fund’s allocation to developed market equities and its diversified mix of corporate credit, including high-yield bonds and nonagency securitized bonds, helped relative performance versus the Composite Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Income Builder Fund (Class A Shares)	May 31, 2007	6.20%	5.33%	5.00%
JPMorgan Income Builder Fund (Class A Shares) - excluding sales charge		11.23	6.31	5.48
MSCI World Index (net total return)		22.02	15.58	11.79
60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index		15.56	9.18	7.97
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Income Builder Fund, the MSCI World Index (net total return) and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI World Index (net total return) and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund and have been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The MSCI World Index (net total return) assumes the dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The MSCI World Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index is a customized blend of unmanaged indices that includes 60% MSCI World Index (net total return) and 40% Bloomberg U.S. Aggregate Index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$8,471,903
Total number of portfolio holdings	2,788
Portfolio turnover rate	113%
Total advisory fees paid (000's)	$32,565
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of March 1,2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JNBAX-1025
JPMorgan Income Builder Fund - Class A

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan Income Builder Fund
Class C Shares/Ticker: JNBCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Income Builder Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Income Builder Fund (Class C Shares)	$128	1.21%
How did the Fund Perform?
The JPMorgan Income Builder Fund's Class C Shares, without a sales charge, returned 10.60% for the twelve months ended October 31, 2025. The MSCI World Index (net total return) returned 22.02% and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index (the "Index") returned 15.56% for the twelve months ended October 31, 2025.
  Relative to the Index, which is an all-equity index, the Fund's allocation to fixed income was a leading detractor from performance, as equity markets outperformed fixed income markets during the period. The Fund aims to deliver consistent, attractive multi-asset income compared to a balanced fund, with potential for capital appreciation.
  Relative to the Bloomberg US Aggregate Bond Index, which primarily contains U.S. government bonds, the Fund’s allocation to a more diversified set of corporate bonds was a leading contributor to performance.
  Relative to the JPMorgan Income Builder Composite Index, the Fund’s overall underweight to growth-style equities were detractors from performance. However, the Fund’s allocation to developed market equities and its diversified mix of corporate credit, including high-yield bonds and nonagency securitized bonds, helped relative performance versus the Composite Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Income Builder Fund (Class C Shares)	May 31, 2007	9.60%	5.76%	5.06%
JPMorgan Income Builder Fund (Class C Shares) - excluding sales charge		10.60	5.76	5.06
MSCI World Index (net total return)		22.02	15.58	11.79
60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index		15.56	9.18	7.97
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Income Builder Fund, the MSCI World Index (net total return) and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI World Index (net total return) and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund and have been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The MSCI World Index (net total return) assumes the dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The MSCI World Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index is a customized blend of unmanaged indices that includes 60% MSCI World Index (net total return) and 40% Bloomberg U.S. Aggregate Index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$8,471,903
Total number of portfolio holdings	2,788
Portfolio turnover rate	113%
Total advisory fees paid (000's)	$32,565
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of March 1,2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JNBCX-1025
JPMorgan Income Builder Fund - Class C

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan Income Builder Fund
Class I Shares/Ticker: JNBSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Income Builder Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Income Builder Fund (Class I Shares)	$59	0.56%
How did the Fund Perform?
The JPMorgan Income Builder Fund's Class I Shares returned 11.37% for the twelve months ended October 31, 2025. The MSCI World Index (net total return) returned 22.02% and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index (the "Index") returned 15.56% for the twelve months ended October 31, 2025.
  Relative to the Index, which is an all-equity index, the Fund's allocation to fixed income was a leading detractor from performance, as equity markets outperformed fixed income markets during the period. The Fund aims to deliver consistent, attractive multi-asset income compared to a balanced fund, with potential for capital appreciation.
  Relative to the Bloomberg US Aggregate Bond Index, which primarily contains U.S. government bonds, the Fund’s allocation to a more diversified set of corporate bonds was a leading contributor to performance.
  Relative to the JPMorgan Income Builder Composite Index, the Fund’s overall underweight to growth-style equities were detractors from performance. However, the Fund’s allocation to developed market equities and its diversified mix of corporate credit, including high-yield bonds and nonagency securitized bonds, helped relative performance versus the Composite Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Income Builder Fund (Class I Shares)	May 31, 2007	11.37%	6.47%	5.64%
MSCI World Index (net total return)		22.02	15.58	11.79
60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index		15.56	9.18	7.97
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Income Builder Fund, the MSCI World Index (net total return) and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI World Index (net total return) and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund and have been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The MSCI World Index (net total return) assumes the dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The MSCI World Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index is a customized blend of unmanaged indices that includes 60% MSCI World Index (net total return) and 40% Bloomberg U.S. Aggregate Index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$8,471,903
Total number of portfolio holdings	2,788
Portfolio turnover rate	113%
Total advisory fees paid (000's)	$32,565
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of March 1,2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JNBSX-1025
JPMorgan Income Builder Fund - Class I

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan Income Builder Fund

Class R6 Shares/Ticker: JNBZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Income Builder Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Income Builder Fund (Class R6 Shares)	$51	0.48%
How did the Fund Perform?
The JPMorgan Income Builder Fund's Class R6 Shares returned 11.46% for the twelve months ended October 31, 2025. The MSCI World Index (net total return) returned 22.02% and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index (the "Index") returned 15.56% for the twelve months ended October 31, 2025.
  Relative to the Index, which is an all-equity index, the Fund's allocation to fixed income was a leading detractor from performance, as equity markets outperformed fixed income markets during the period. The Fund aims to deliver consistent, attractive multi-asset income compared to a balanced fund, with potential for capital appreciation.
  Relative to the Bloomberg US Aggregate Bond Index, which primarily contains U.S. government bonds, the Fund’s allocation to a more diversified set of corporate bonds was a leading contributor to performance.
  Relative to the JPMorgan Income Builder Composite Index, the Fund’s overall underweight to growth-style equities were detractors from performance. However, the Fund’s allocation to developed market equities and its diversified mix of corporate credit, including high-yield bonds and nonagency securitized bonds, helped relative performance versus the Composite Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Income Builder Fund (Class R6 Shares)	November 1, 2017	11.46%	6.56%	5.71%
MSCI World Index (net total return)		22.02	15.58	11.79
60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index		15.56	9.18	7.97
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Income Builder Fund, the MSCI World Index (net total return) and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI World Index (net total return) and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund and have been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The MSCI World Index (net total return) assumes the dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The MSCI World Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index is a customized blend of unmanaged indices that includes 60% MSCI World Index (net total return) and 40% Bloomberg U.S. Aggregate Index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$8,471,903
Total number of portfolio holdings	2,788
Portfolio turnover rate	113%
Total advisory fees paid (000's)	$32,565
PORTFOLIO COMPOSITION - ASSET TYPE
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “High Portfolio Turnover Risk “ disclosure to its prospectus as of March 1,2025, as the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility that the recognition of capital gains will be accelerated, including short- term capital gains that will generally be taxable to shareholders as ordinary income.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JNBZX-1025
JPMorgan Income Builder Fund - Class R6

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan International Equity Fund

Class A Shares/Ticker: JSEAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Equity Fund (Class A Shares)	$104	0.95%
How did the Fund Perform?
The JPMorgan International Equity Fund's Class A Shares, without a sales charge, returned 20.00% for the twelve months ended October 31, 2025. The MSCI EAFE Index (net total return) (the "Index") returned 23.03% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the industrials and communication services sectors detracted from performance relative to the Index.
  The Fund’s security selection in the consumer discretionary sector and an overweight allocation in financials sector contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Equity Fund (Class A Shares)	February 28, 2002	13.72%	8.57%	6.37%
JPMorgan International Equity Fund (Class A Shares) - excluding sales charge		20.00	9.75	6.95
MSCI EAFE Index (net total return)		23.03	12.33	7.48
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan International Equity Fund and the MSCI EAFE Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI EAFE Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$5,423,980
Total number of portfolio holdings	80
Portfolio turnover rate	44%
Total advisory fees paid (000's)	$21,044
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSEAX-1025
JPMorgan International Equity Fund - Class A

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan International Equity Fund

Class C Shares/Ticker: JIECX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Equity Fund (Class C Shares)	$159	1.45%
How did the Fund Perform?
The JPMorgan International Equity Fund's Class C Shares, without a sales charge, returned 19.36% for the twelve months ended October 31, 2025. The MSCI EAFE Index (net total return) (the "Index") returned 23.03% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the industrials and communication services sectors detracted from performance relative to the Index.
  The Fund’s security selection in the consumer discretionary sector and an overweight allocation in financials sector contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Equity Fund (Class C Shares)	January 31, 2003	18.36%	9.20%	6.52%
JPMorgan International Equity Fund (Class C Shares) - excluding sales charge		19.36	9.20	6.52
MSCI EAFE Index (net total return)		23.03	12.33	7.48
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan International Equity Fund and the MSCI EAFE Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$5,423,980
Total number of portfolio holdings	80
Portfolio turnover rate	44%
Total advisory fees paid (000's)	$21,044
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JIECX-1025
JPMorgan International Equity Fund - Class C

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan International Equity Fund

Class I Shares/Ticker: VSIEX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Equity Fund (Class I Shares)	$77	0.70%
How did the Fund Perform?
The JPMorgan International Equity Fund's Class I Shares returned 20.32% for the twelve months ended October 31, 2025. The MSCI EAFE Index (net total return) (the "Index") returned 23.03% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the industrials and communication services sectors detracted from performance relative to the Index.
  The Fund’s security selection in the consumer discretionary sector and an overweight allocation in financials sector contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Equity Fund (Class I Shares)	January 1, 1997	20.32%	10.02%	7.22%
MSCI EAFE Index (net total return)		23.03	12.33	7.48
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan International Equity Fund and the MSCI EAFE Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$5,423,980
Total number of portfolio holdings	80
Portfolio turnover rate	44%
Total advisory fees paid (000's)	$21,044
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
VSIEX-1025
JPMorgan International Equity Fund - Class I

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan International Equity Fund

Class R2 Shares/Ticker: JIEZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Equity Fund (Class R2 Shares)	$137	1.25%
How did the Fund Perform?
The JPMorgan International Equity Fund's Class R2 Shares returned 19.62% for the twelve months ended October 31, 2025. The MSCI EAFE Index (net total return) (the "Index") returned 23.03% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the industrials and communication services sectors detracted from performance relative to the Index.
  The Fund’s security selection in the consumer discretionary sector and an overweight allocation in financials sector contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Equity Fund (Class R2 Shares)	November 3, 2008	19.62%	9.42%	6.64%
MSCI EAFE Index (net total return)		23.03	12.33	7.48
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan International Equity Fund and the MSCI EAFE Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$5,423,980
Total number of portfolio holdings	80
Portfolio turnover rate	44%
Total advisory fees paid (000's)	$21,044
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JIEZX-1025
JPMorgan International Equity Fund - Class R2

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan International Equity Fund

Class R5 Shares/Ticker: JIERX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Equity Fund (Class R5 Shares)	$66	0.60%
How did the Fund Perform?
The JPMorgan International Equity Fund's Class R5 Shares returned 20.46% for the twelve months ended October 31, 2025. The MSCI EAFE Index (net total return) (the "Index") returned 23.03% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the industrials and communication services sectors detracted from performance relative to the Index.
  The Fund’s security selection in the consumer discretionary sector and an overweight allocation in financials sector contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Equity Fund (Class R5 Shares)	May 15, 2006	20.46%	10.13%	7.34%
MSCI EAFE Index (net total return)		23.03	12.33	7.48
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan International Equity Fund and the MSCI EAFE Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$5,423,980
Total number of portfolio holdings	80
Portfolio turnover rate	44%
Total advisory fees paid (000's)	$21,044
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JIERX-1025
JPMorgan International Equity Fund - Class R5

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan International Equity Fund

Class R6 Shares/Ticker: JNEMX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Equity Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Equity Fund (Class R6 Shares)	$55	0.50%
How did the Fund Perform?
The JPMorgan International Equity Fund's Class R6 Shares returned 20.54% for the twelve months ended October 31, 2025. The MSCI EAFE Index (net total return) (the "Index") returned 23.03% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the industrials and communication services sectors detracted from performance relative to the Index.
  The Fund’s security selection in the consumer discretionary sector and an overweight allocation in financials sector contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Equity Fund (Class R6 Shares)	November 30, 2010	20.54%	10.25%	7.45%
MSCI EAFE Index (net total return)		23.03	12.33	7.48
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan International Equity Fund and the MSCI EAFE Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$5,423,980
Total number of portfolio holdings	80
Portfolio turnover rate	44%
Total advisory fees paid (000's)	$21,044
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JNEMX-1025
JPMorgan International Equity Fund - Class R6

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan International Focus Fund

Class A Shares/Ticker: IUAEX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Focus Fund (Class A Shares)	$111	1.00%
How did the Fund Perform?
The JPMorgan International Focus Fund's Class A Shares, without a sales charge, returned 22.58% for the twelve months ended October 31, 2025. The MSCI ACWI ex USA Index (net total return) (the "Index") returned 24.93% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the materials and consumer staples sectors detracted from performance relative to the Index.
  The Fund’s security selection in information technology and an underweight allocation in the health care sector contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Focus Fund (Class A Shares)	November 30, 2011	16.16%	7.55%	6.62%
JPMorgan International Focus Fund (Class A Shares) - excluding sales charge		22.58	8.71	7.20
MSCI ACWI ex USA Index (net total return)		24.93	11.18	7.67
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan International Focus Fund and the MSCI ACWI ex USA Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI ACWI ex USA Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI ACWI ex USA Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in developed and emerging markets, excluding the U.S. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$1,623,174
Total number of portfolio holdings	52
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$7,589
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
IUAEX-1025
JPMorgan International Focus Fund - Class A

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan International Focus Fund

Class C Shares/Ticker: IUCEX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Focus Fund (Class C Shares)	$166	1.50%
How did the Fund Perform?
The JPMorgan International Focus Fund's Class C Shares, without a sales charge, returned 21.97% for the twelve months ended October 31, 2025. The MSCI ACWI ex USA Index (net total return) (the "Index") returned 24.93% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the materials and consumer staples sectors detracted from performance relative to the Index.
  The Fund’s security selection in information technology and an underweight allocation in the health care sector contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Focus Fund (Class C Shares)	November 30, 2011	20.97%	8.17%	6.77%
JPMorgan International Focus Fund (Class C Shares) - excluding sales charge		21.97	8.17	6.77
MSCI ACWI ex USA Index (net total return)		24.93	11.18	7.67
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan International Focus Fund and the MSCI ACWI ex USA Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI ex USA Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI ACWI ex USA Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in developed and emerging markets, excluding the U.S. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$1,623,174
Total number of portfolio holdings	52
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$7,589
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
IUCEX-1025
JPMorgan International Focus Fund - Class C

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan International Focus Fund

Class I Shares/Ticker: IUESX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Focus Fund (Class I Shares)	$84	0.75%
How did the Fund Perform?
The JPMorgan International Focus Fund's Class I Shares returned 22.86% for the twelve months ended October 31, 2025. The MSCI ACWI ex USA Index (net total return) (the "Index") returned 24.93% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the materials and consumer staples sectors detracted from performance relative to the Index.
  The Fund’s security selection in information technology and an underweight allocation in the health care sector contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Focus Fund (Class I Shares)	November 30, 2011	22.86%	8.99%	7.48%
MSCI ACWI ex USA Index (net total return)		24.93	11.18	7.67
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan International Focus Fund and the MSCI ACWI ex USA Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI ex USA Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI ACWI ex USA Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in developed and emerging markets, excluding the U.S. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$1,623,174
Total number of portfolio holdings	52
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$7,589
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
IUESX-1025
JPMorgan International Focus Fund - Class I

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan International Focus Fund

Class R2 Shares/Ticker: IUERX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Focus Fund (Class R2 Shares)	$144	1.30%
How did the Fund Perform?
The JPMorgan International Focus Fund's Class R2 Shares returned 22.19% for the twelve months ended October 31, 2025. The MSCI ACWI ex USA Index (net total return) (the "Index") returned 24.93% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the materials and consumer staples sectors detracted from performance relative to the Index.
  The Fund’s security selection in information technology and an underweight allocation in the health care sector contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Focus Fund (Class R2 Shares)	November 30, 2011	22.19%	8.39%	6.88%
MSCI ACWI ex USA Index (net total return)		24.93	11.18	7.67
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan International Focus Fund and the MSCI ACWI ex USA Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI ex USA Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI ACWI ex USA Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in developed and emerging markets, excluding the U.S. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$1,623,174
Total number of portfolio holdings	52
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$7,589
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
IUERX-1025
JPMorgan International Focus Fund - Class R2

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan International Focus Fund

Class R5 Shares/Ticker: IUEFX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Focus Fund (Class R5 Shares)	$72	0.65%
How did the Fund Perform?
The JPMorgan International Focus Fund's Class R5 Shares returned 22.99% for the twelve months ended October 31, 2025. The MSCI ACWI ex USA Index (net total return) (the "Index") returned 24.93% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the materials and consumer staples sectors detracted from performance relative to the Index.
  The Fund’s security selection in information technology and an underweight allocation in the health care sector contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Focus Fund (Class R5 Shares)	November 30, 2011	22.99%	9.10%	7.59%
MSCI ACWI ex USA Index (net total return)		24.93	11.18	7.67
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan International Focus Fund and the MSCI ACWI ex USA Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI ex USA Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI ACWI ex USA Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in developed and emerging markets, excluding the U.S. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$1,623,174
Total number of portfolio holdings	52
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$7,589
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
IUEFX-1025
JPMorgan International Focus Fund - Class R5

ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan International Focus Fund

Class R6 Shares/Ticker: IUENX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan International Focus Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Focus Fund (Class R6 Shares)	$61	0.55%
How did the Fund Perform?
The JPMorgan International Focus Fund's Class R6 Shares returned 23.11% for the twelve months ended October 31, 2025. The MSCI ACWI ex USA Index (net total return) (the "Index") returned 24.93% for the twelve months ended October 31, 2025.
  The Fund’s security selection in the materials and consumer staples sectors detracted from performance relative to the Index.
  The Fund’s security selection in information technology and an underweight allocation in the health care sector contributed to performance relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Focus Fund (Class R6 Shares)	November 30, 2011	23.11%	9.21%	7.69%
MSCI ACWI ex USA Index (net total return)		24.93	11.18	7.67
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan International Focus Fund and the MSCI ACWI ex USA Index (net total return) from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI ex USA Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI ACWI ex USA Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap stocks in developed and emerging markets, excluding the U.S. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

KEY FUND STATISTICS
Fund net assets (000's)	$1,623,174
Total number of portfolio holdings	52
Portfolio turnover rate	55%
Total advisory fees paid (000's)	$7,589
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
IUENX-1025
JPMorgan International Focus Fund - Class R6
ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan Research Market Neutral Fund

Class A Shares/Ticker: JMNAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Research Market Neutral Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Research Market Neutral Fund (Class A Shares)	$263	2.58%*
*	Includes dividend and interest expenses on short sales.
How did the Fund Perform?
The JPMorgan Research Market Neutral Fund's Class A Shares, without a sales charge, returned 4.15% for the twelve months ended October 31, 2025. The Bloomberg U.S. Aggregate Index returned 6.16% and the ICE BofA 3-Month US Treasury Bill Index returned 4.34% for the twelve months ended October 31, 2025.
  The hardware & semiconductors and industrial cyclical sectors were additive to performance.
  Longs in Howmet Aerospace and Seagate Technology were among the top contributors.
  The insurance and retail sectors took away from performance.
  Shorts in Fox and KLA were among the top detractors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Research Market Neutral Fund (Class A Shares)	February 28, 2002	(1.31)%	4.33%	3.97%
JPMorgan Research Market Neutral Fund (Class A Shares) - excluding sales charge		4.15	5.46	4.54
Bloomberg U.S. Aggregate Index		6.16	(0.24)	1.90
ICE BofA 3-Month US Treasury Bill Index		4.34	3.05	2.12
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Research Market Neutral Fund, the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month US Treasury Bill Index from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$388,455
Total number of portfolio holdings	319
Portfolio turnover rate	284%
Total advisory fees paid (000's)	$578
PORTFOLIO COMPOSITION - LONG
(% of Total Investments)
PORTFOLIO COMPOSITION - SHORT
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMNAX-1025
JPMorgan Research Market Neutral Fund - Class A
ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)

JPMorgan Research Market Neutral Fund

Class C Shares/Ticker: JMNCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Research Market Neutral Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Research Market Neutral Fund (Class C Shares)	$304	2.99%*
*	Includes dividend and interest expenses on short sales.
How did the Fund Perform?
The JPMorgan Research Market Neutral Fund's Class C Shares, without a sales charge, returned 3.58% for the twelve months ended October 31, 2025. The Bloomberg U.S. Aggregate Index returned 6.16% and the ICE BofA 3-Month US Treasury Bill Index returned 4.34% for the twelve months ended October 31, 2025.
  The hardware & semiconductors and industrial cyclical sectors were additive to performance.
  Longs in Howmet Aerospace and Seagate Technology were among the top contributors.
  The insurance and retail sectors took away from performance.
  Shorts in Fox and KLA were among the top detractors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Research Market Neutral Fund (Class C Shares)	November 2, 2009	2.58%	4.93%	4.13%
JPMorgan Research Market Neutral Fund (Class C Shares) - excluding sales charge		3.58	4.93	4.13
Bloomberg U.S. Aggregate Index		6.16	(0.24)	1.90
ICE BofA 3-Month US Treasury Bill Index		4.34	3.05	2.12
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Research Market Neutral Fund, the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month US Treasury Bill Index from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$388,455
Total number of portfolio holdings	319
Portfolio turnover rate	284%
Total advisory fees paid (000's)	$578
PORTFOLIO COMPOSITION - LONG
(% of Total Investments)
PORTFOLIO COMPOSITION - SHORT
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMNCX-1025
JPMorgan Research Market Neutral Fund - Class C
ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan Research Market Neutral Fund
Class I Shares/Ticker: JMNSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Research Market Neutral Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Research Market Neutral Fund (Class I Shares)	$235	2.30%*
*	Includes dividend and interest expenses on short sales.
How did the Fund Perform?
The JPMorgan Research Market Neutral Fund's Class I Shares returned 4.37% for the twelve months ended October 31, 2025. The Bloomberg U.S. Aggregate Index returned 6.16% and the ICE BofA 3-Month US Treasury Bill Index returned 4.34% for the twelve months ended October 31, 2025.
  The hardware & semiconductors and industrial cyclical sectors were additive to performance.
  Longs in Howmet Aerospace and Seagate Technology were among the top contributors.
  The insurance and retail sectors took away from performance.
  Shorts in Fox and KLA were among the top detractors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Research Market Neutral Fund (Class I Shares)	November 2, 2009	4.37%	5.71%	4.79%
Bloomberg U.S. Aggregate Index		6.16	(0.24)	1.90
ICE BofA 3-Month US Treasury Bill Index		4.34	3.05	2.12
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Research Market Neutral Fund, the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month US Treasury Bill Index from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$388,455
Total number of portfolio holdings	319
Portfolio turnover rate	284%
Total advisory fees paid (000's)	$578
PORTFOLIO COMPOSITION - LONG
(% of Total Investments)
PORTFOLIO COMPOSITION - SHORT
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMNSX-1025
JPMorgan Research Market Neutral Fund - Class I
ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan Tax Aware Real Return Fund
Class A Shares/Ticker: TXRAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Tax Aware Real Return Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Aware Real Return Fund Class A Shares	$71	0.69%
How did the Fund Perform?
The JPMorgan Tax Aware Real Return Fund's Class A Shares, without a sales charge, returned 4.00% for the twelve months ended October 31, 2025. The Bloomberg US Municipal Index returned 4.17%, the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index returned 4.83%, and the Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom Index returned 4.66% for the period.
  The overweight to A-rated bonds was additive to performance on the year as they outperformed.
  The Fund’s overweight to the IDR/PCR sector positively contributed to performance. Additionally, the Fund’s overweight to the housing sector boosted performance on the year.
  The Fund’s hedge against inflation, which was implemented using swaps contracts, detracted from absolute performance.
  The Fund’s overweight to the front end of the yield curve, specifically the zero to 1-year effective duration bucket, detracted from performance as it underperformed on the year.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Tax Aware Real Return Fund Class A Shares	August 31, 2005	0.05%	2.42%	2.01%
JPMorgan Tax Aware Real Return Fund Class A Shares - excluding sales charge		4.00	3.20	2.40
Bloomberg US Municipal Index		4.17	1.16	2.42
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index		4.83	1.37	2.29
Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom Index		4.66	4.10	3.89
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Tax Aware Real Return Fund, the Bloomberg US Municipal Index, the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom Index from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg US Municipal Index, Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom Index is determined by adding the return of the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Bloomberg Inflation Swap 5 Year Zero Coupon Index. Investors cannot invest directly in an index. Effective August 8, 2024, the Fund’s primary benchmark changed from the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index to the Bloomberg US Municipal Index, which more closely reflects the Fund’s investment universe.
For some investors, income from municipal bonds may be subject to the Alternative Minimum Tax. Capital gains, if any, are federally taxable. Income may be subject to state and local taxes.
The Tax Aware strategy seeks to minimize shareholders’ tax liability in connection with the Fund’s distribution of realized capital gains. There can be no guarantee the strategy will minimize or eliminate such tax liability.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower.
Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares, with the exception of returns noted above as returns after taxes.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$612,231
Total number of portfolio holdings	369
Portfolio turnover rate	65%
Total advisory fees paid (000's)	$1,470
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
TXRAX-1025
JPMorgan Tax Aware Real Return Fund - Class A
ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan Tax Aware Real Return Fund
Class C Shares/Ticker: TXRCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Tax Aware Real Return Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Aware Real Return Fund Class C Shares	$121	1.19%
How did the Fund Perform?
The JPMorgan Tax Aware Real Return Fund's Class C Shares, without a sales charge, returned 3.49% for the twelve months ended October 31, 2025. The Bloomberg US Municipal Index returned 4.17%, the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index returned 4.83%, and the Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom Index returned 4.66% for the period.
  The overweight to A-rated bonds was additive to performance on the year as they outperformed.
  The Fund’s overweight to the IDR/PCR sector positively contributed to performance. Additionally, the Fund’s overweight to the housing sector boosted performance on the year.
  The Fund’s hedge against inflation, which was implemented using swaps contracts, detracted from absolute performance.
  The Fund’s overweight to the front end of the yield curve, specifically the zero to 1-year effective duration bucket, detracted from performance as it underperformed on the year.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Tax Aware Real Return Fund Class C Shares	August 31, 2005	2.49%	2.69%	1.97%
JPMorgan Tax Aware Real Return Fund Class C Shares - excluding sales charge		3.49	2.69	1.97
Bloomberg US Municipal Index		4.17	1.16	2.42
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index		4.83	1.37	2.29
Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom Index		4.66	4.10	3.89
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Tax Aware Real Return Fund, the Bloomberg US Municipal Index, the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom Index from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg US Municipal Index, Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom Index is determined by adding the return of the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Bloomberg Inflation Swap 5 Year Zero Coupon Index. Investors cannot invest directly in an index. Effective August 8, 2024, the Fund’s primary benchmark changed from the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index to the Bloomberg US Municipal Index, which more closely reflects the Fund’s investment universe.
For some investors, income from municipal bonds may be subject to the Alternative Minimum Tax. Capital gains, if any, are federally taxable. Income may be subject to state and local taxes.
The Tax Aware strategy seeks to minimize shareholders’ tax liability in connection with the Fund’s distribution of realized capital gains. There can be no guarantee the strategy will minimize or eliminate such tax liability.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower.
Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares, with the exception of returns noted above as returns after taxes.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$612,231
Total number of portfolio holdings	369
Portfolio turnover rate	65%
Total advisory fees paid (000's)	$1,470
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
TXRCX-1025
JPMorgan Tax Aware Real Return Fund - Class C
ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan Tax Aware Real Return Fund
Class I Shares/Ticker: TXRIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Tax Aware Real Return Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Aware Real Return Fund Class I Shares	$45	0.44%
How did the Fund Perform?
The JPMorgan Tax Aware Real Return Fund's Class I Shares returned 4.25% for the twelve months ended October 31, 2025. The Bloomberg US Municipal Index returned 4.17%, the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index returned 4.83%, and the Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom Index returned 4.66% for the period.
  The overweight to A-rated bonds was additive to performance on the year as they outperformed.
  The Fund’s overweight to the IDR/PCR sector positively contributed to performance. Additionally, the Fund’s overweight to the housing sector boosted performance on the year.
  The Fund’s hedge against inflation, which was implemented using swaps contracts, detracted from absolute performance.
  The Fund’s overweight to the front end of the yield curve, specifically the zero to 1-year effective duration bucket, detracted from performance as it underperformed on the year.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Tax Aware Real Return Fund Class I Shares	August 31, 2005	4.25%	3.47%	2.66%
Bloomberg US Municipal Index		4.17	1.16	2.42
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index		4.83	1.37	2.29
Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom Index		4.66	4.10	3.89
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Tax Aware Real Return Fund, the Bloomberg US Municipal Index, the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom Index from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg US Municipal Index, Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom Index is determined by adding the return of the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Bloomberg Inflation Swap 5 Year Zero Coupon Index. Investors cannot invest directly in an index. Effective August 8, 2024, the Fund’s primary benchmark changed from the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index to the Bloomberg US Municipal Index, which more closely reflects the Fund’s investment universe.
For some investors, income from municipal bonds may be subject to the Alternative Minimum Tax. Capital gains, if any, are federally taxable. Income may be subject to state and local taxes.
The Tax Aware strategy seeks to minimize shareholders’ tax liability in connection with the Fund’s distribution of realized capital gains. There can be no guarantee the strategy will minimize or eliminate such tax liability.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower.
Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares, with the exception of returns noted above as returns after taxes.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$612,231
Total number of portfolio holdings	369
Portfolio turnover rate	65%
Total advisory fees paid (000's)	$1,470
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
TXRIX-1025
JPMorgan Tax Aware Real Return Fund - Class I
ANNUAL SHAREHOLDER REPORT | October 31, 2025 (Unaudited)
JPMorgan Tax Aware Real Return Fund
Class R6 Shares/Ticker: TXRRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Tax Aware Real Return Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Aware Real Return Fund Class R6 Shares	$35	0.34%
How did the Fund Perform?
The JPMorgan Tax Aware Real Return Fund's Class R6 Shares returned 4.35% for the twelve months ended October 31, 2025. The Bloomberg US Municipal Index returned 4.17%, the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index returned 4.83%, and the Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom Index returned 4.66% for the period.
  The overweight to A-rated bonds was additive to performance on the year as they outperformed.
  The Fund’s overweight to the IDR/PCR sector positively contributed to performance. Additionally, the Fund’s overweight to the housing sector boosted performance on the year.
  The Fund’s hedge against inflation, which was implemented using swaps contracts, detracted from absolute performance.
  The Fund’s overweight to the front end of the yield curve, specifically the zero to 1-year effective duration bucket, detracted from performance as it underperformed on the year.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Tax Aware Real Return Fund Class R6 Shares	August 16, 2013	4.35%	3.55%	2.75%
Bloomberg US Municipal Index		4.17	1.16	2.42
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index		4.83	1.37	2.29
Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom Index		4.66	4.10	3.89
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Tax Aware Real Return Fund, the Bloomberg US Municipal Index, the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom Index from October 31, 2015 to October 31, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg US Municipal Index, Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom Index is determined by adding the return of the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Bloomberg Inflation Swap 5 Year Zero Coupon Index. Investors cannot invest directly in an index. Effective August 8, 2024, the Fund’s primary benchmark changed from the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index to the Bloomberg US Municipal Index, which more closely reflects the Fund’s investment universe.
For some investors, income from municipal bonds may be subject to the Alternative Minimum Tax. Capital gains, if any, are federally taxable. Income may be subject to state and local taxes.
The Tax Aware strategy seeks to minimize shareholders’ tax liability in connection with the Fund’s distribution of realized capital gains. There can be no guarantee the strategy will minimize or eliminate such tax liability.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower.
Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares, with the exception of returns noted above as returns after taxes.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$612,231
Total number of portfolio holdings	369
Portfolio turnover rate	65%
Total advisory fees paid (000's)	$1,470
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
TXRRX-1025
JPMorgan Tax Aware Real Return Fund - Class R6

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)  (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial experts are Gary L. French, Kathleen M. Gallagher, Raymond Kanner and Lawrence R. Maffia, each of whom is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2025 – $610,076

2024 – $596,214

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2025 – $102,688

2024 – $101,669

Audit-related fees consists of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2025 – $130,200

2024 – $128,864

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended October 31, 2025 and 2024, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2025 – Not applicable

2024 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2025 – 0.0%

2024 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable – Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2024 – $40.7 million

2023 – $35.1 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the Financial Statements under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Annual Financial Statements
J.P. Morgan International Equity Funds
October 31, 2025
JPMorgan Developed International Value Fund
JPMorgan Emerging Markets Equity Fund
JPMorgan Emerging Markets Research Enhanced Equity Fund
JPMorgan Europe Dynamic Fund
JPMorgan International Equity Fund
JPMorgan International Focus Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.3%
Australia — 3.6%
BHP Group Ltd.	1,127	32,131
Fortescue Ltd.	448	6,227
Insignia Financial Ltd. *	1,281	3,798
Perseus Mining Ltd.	659	2,091
QBE Insurance Group Ltd.	568	7,370
Rio Tinto plc	133	9,584
Ventia Services Group Pty. Ltd.	728	2,726
Yancoal Australia Ltd. (a)	1,073	3,905
		67,832
Austria — 1.2%
BAWAG Group AG (b)	14	1,820
Erste Group Bank AG	79	8,121
OMV AG	92	5,051
Telekom Austria AG	207	2,205
Vienna Insurance Group AG Wiener Versicherung Gruppe	104	5,302
		22,499
Belgium — 1.2%
Ageas SA	105	6,937
Deme Group NV	15	2,289
KBC Group NV	64	7,672
Proximus SADP	214	1,842
Umicore SA	194	3,690
		22,430
China — 0.7%
BOC Hong Kong Holdings Ltd.	1,210	5,945
Yangzijiang Shipbuilding Holdings Ltd.	2,696	7,281
		13,226
Denmark — 1.5%
Carlsberg A/S, Class B (a)	33	3,888
Danske Bank A/S	173	7,735
H Lundbeck A/S	548	3,997
ISS A/S	74	2,334
Novo Nordisk A/S, Class B	64	3,159
Orsted A/S * (b)	327	5,853
Sydbank A/S	26	2,212
		29,178
Finland — 1.4%
Kalmar OYJ, Class B	88	3,664
Konecranes OYJ	38	3,700
INVESTMENTS	SHARES (000)	VALUE ($000)

Finland — continued
Nokia OYJ	1,077	7,349
Nordea Bank Abp	708	12,112
		26,825
France — 7.0%
Arkema SA	47	2,761
AXA SA	441	19,146
Ayvens SA (b)	222	2,965
BNP Paribas SA	211	16,322
Capgemini SE	25	3,911
Coface SA	97	1,704
Covivio SA, REIT	64	4,103
Credit Agricole SA	256	4,625
Eiffage SA	53	6,546
Engie SA	588	13,758
Forvia SE *	181	2,320
Orange SA	446	7,140
Rubis SCA	63	2,270
Societe Generale SA	154	9,789
Television Francaise 1 SA	244	2,234
TotalEnergies SE	435	27,166
Valeo SE	220	3,037
Vallourec SACA	121	2,247
Vicat SACA	29	2,209
		134,253
Georgia — 0.1%
Lion Finance Group plc	25	2,575
Germany — 9.0%
Allianz SE (Registered)	84	33,635
Aroundtown SA *	648	2,315
Aumovio SE *	41	1,746
Bayer AG (Registered)	238	7,409
Bayerische Motoren Werke AG	80	7,484
Commerzbank AG	203	7,395
Continental AG	87	6,635
Deutsche Bank AG (Registered)	396	14,176
Deutsche Post AG	187	8,576
Deutsche Telekom AG (Registered)	533	16,514
E.ON SE	363	6,765
Freenet AG	73	2,260
Fresenius SE & Co. KGaA (a)	110	6,338
Henkel AG & Co. KGaA (Preference) (a)	67	5,422
Hornbach Holding AG & Co. KGaA	15	1,461
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	1

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
LEG Immobilien SE	35	2,648
Mercedes-Benz Group AG	139	9,042
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	25	15,252
ProSiebenSat.1 Media SE (a)	280	1,709
SAF-Holland SE	146	2,380
Talanx AG	19	2,383
Volkswagen AG (Preference)	48	5,015
Vonovia SE (a)	187	5,618
		172,178
Guatemala — 0.1%
Millicom International Cellular SA	37	1,752
Hong Kong — 1.9%
CK Asset Holdings Ltd.	1,446	7,151
Hang Lung Properties Ltd.	4,659	5,188
Hysan Development Co. Ltd.	2,594	5,374
Kerry Properties Ltd.	1,922	4,846
Prudential plc	602	8,371
Swire Properties Ltd.	967	2,635
WH Group Ltd. (b)	3,078	2,961
		36,526
Indonesia — 0.3%
First Pacific Co. Ltd.	6,278	5,069
Ireland — 1.4%
AerCap Holdings NV	49	6,411
AIB Group plc	538	4,955
Bank of Ireland Group plc	285	4,660
Cairn Homes plc	824	1,832
Glanbia plc	228	3,857
Glenveagh Properties plc * (b)	1,246	2,741
Greencore Group plc	534	1,674
		26,130
Israel — 0.1%
Plus500 Ltd.	54	2,238
Italy — 5.0%
Azimut Holding SpA	145	5,680
Banca Monte dei Paschi di Siena SpA	278	2,439
Banco BPM SpA	327	4,756
BFF Bank SpA * (b)	157	1,898
BPER Banca SpA	416	4,986
Danieli & C Officine Meccaniche SpA	69	2,624
INVESTMENTS	SHARES (000)	VALUE ($000)

Italy — continued
doValue SpA * (b)	969	3,027
Enel SpA	1,779	17,997
Intesa Sanpaolo SpA	2,948	19,003
Iveco Group NV	80	1,693
MFE-MediaForEurope NV, Class A	236	837
MFE-MediaForEurope NV, Class B	268	1,250
Pirelli & C SpA (b)	349	2,450
Poste Italiane SpA (b)	204	4,920
Saipem SpA (a)	928	2,419
UniCredit SpA	158	11,713
Unipol Assicurazioni SpA	314	6,880
Webuild SpA	455	1,837
		96,409
Ivory Coast — 0.1%
Endeavour Mining plc	67	2,695
Japan — 24.3%
Aiful Corp.	1,604	4,717
Aisin Corp.	405	7,273
Asahi Kasei Corp.	458	3,513
Central Japan Railway Co.	286	7,007
Chiba Bank Ltd. (The)	333	3,245
Concordia Financial Group Ltd.	713	5,179
Credit Saison Co. Ltd.	204	4,960
Dai-ichi Life Holdings, Inc.	796	5,584
Daiwa Securities Group, Inc.	649	4,995
ENEOS Holdings, Inc.	901	5,687
Fuji Media Holdings, Inc.	131	2,916
Furukawa Electric Co. Ltd.	69	4,863
Gunma Bank Ltd. (The)	164	1,704
Hakuhodo DY Holdings, Inc.	307	2,225
Inpex Corp.	459	8,464
Isuzu Motors Ltd.	232	2,843
Japan Airlines Co. Ltd.	225	4,052
Japan Airport Terminal Co. Ltd.	63	1,942
Japan Petroleum Exploration Co. Ltd.	618	5,167
Kamigumi Co. Ltd.	57	1,717
Kandenko Co. Ltd.	97	2,949
Kanematsu Corp.	246	4,976
Kansai Paint Co. Ltd.	169	2,714
KDDI Corp.	897	14,303
KDX Realty Investment Corp., REIT	5	5,188
Kioxia Holdings Corp. *	120	8,341
Kyocera Corp.	443	5,878
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan International Equity Funds	October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Marubeni Corp.	374	9,189
Mitsubishi Corp.	761	18,276
Mitsubishi UFJ Financial Group, Inc.	2,237	33,786
Mitsui & Co. Ltd.	551	13,548
Mitsui Fudosan Co. Ltd.	773	8,050
Mitsui Kinzoku Co. Ltd.	68	6,916
Mizuho Financial Group, Inc.	535	17,907
Modec, Inc.	141	9,127
MS&AD Insurance Group Holdings, Inc.	466	9,611
Namura Shipbuilding Co. Ltd.	128	4,348
Nippon Yusen KK	223	7,718
Niterra Co. Ltd.	44	1,793
Nomura Holdings, Inc.	1,147	8,182
Nomura Real Estate Holdings, Inc.	284	1,622
Open House Group Co. Ltd.	101	4,865
ORIX Corp.	304	7,427
Osaka Gas Co. Ltd.	133	4,179
Panasonic Holdings Corp.	515	5,984
Resona Holdings, Inc.	451	4,347
Sankyo Co. Ltd.	155	2,694
SBI Holdings, Inc.	188	8,397
Shionogi & Co. Ltd.	348	5,844
Sojitz Corp.	77	2,051
Sompo Holdings, Inc.	117	3,578
Sumitomo Corp.	340	9,879
Sumitomo Electric Industries Ltd.	277	10,110
Sumitomo Mitsui Financial Group, Inc.	762	20,641
Sumitomo Realty & Development Co. Ltd.	131	5,598
Sumitomo Rubber Industries Ltd.	203	2,376
Suzuki Motor Corp.	438	6,540
T&D Holdings, Inc.	228	4,892
Takeda Pharmaceutical Co. Ltd.	223	6,032
TBS Holdings, Inc.	54	1,865
Tokai Rika Co. Ltd.	114	2,046
Tokuyama Corp.	226	5,611
Tokyo Century Corp.	411	4,854
Tokyo Gas Co. Ltd.	74	2,593
Tokyo Tatemono Co. Ltd.	274	5,119
Tokyu Fudosan Holdings Corp.	624	5,032
Toyo Tire Corp.	97	2,643
Toyoda Gosei Co. Ltd.	160	3,710
Toyota Motor Corp.	819	16,703
Toyota Tsusho Corp.	322	9,855
Tsubakimoto Chain Co.	137	1,919
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — continued
UACJ Corp.	217	2,800
Yamato Kogyo Co. Ltd.	24	1,538
		464,197
Luxembourg — 0.4%
ArcelorMittal SA	194	7,413
Netherlands — 2.9%
ABN AMRO Bank NV, CVA (b)	127	3,787
ASR Nederland NV	52	3,499
Eurocommercial Properties NV, REIT	82	2,465
Havas NV	887	1,549
Heineken Holding NV	89	6,004
ING Groep NV	617	15,404
Koninklijke BAM Groep NV	395	3,663
Koninklijke Heijmans N.V., CVA	103	7,324
NN Group NV	96	6,559
OCI NV	283	1,109
SBM Offshore NV	74	1,907
Wereldhave NV, REIT	128	2,720
		55,990
Norway — 1.8%
Aker Solutions ASA	472	1,296
DNB Bank ASA	220	5,626
DOF Group ASA	548	4,916
Equinor ASA	361	8,653
Norsk Hydro ASA	591	3,992
Norwegian Air Shuttle ASA	3,232	5,017
Telenor ASA	285	4,239
		33,739
Peru — 0.1%
Hochschild Mining plc	624	2,714
Portugal — 0.3%
Banco Comercial Portugues SA, Class R	4,220	3,725
NOS SGPS SA	449	1,947
		5,672
South Africa — 0.5%
Anglo American plc	255	9,656
Spain — 4.0%
Banco Bilbao Vizcaya Argentaria SA	1,184	23,845
Banco de Sabadell SA	1,386	5,198
Banco Santander SA	2,073	21,123
CaixaBank SA	927	9,801
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	3

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Spain — continued
Mapfre SA	361	1,593
Repsol SA	454	8,335
Tecnicas Reunidas SA *	138	4,927
Unicaja Banco SA (b)	841	2,271
		77,093
Sweden — 2.7%
AcadeMedia AB (b)	264	2,912
Ambea AB (b)	262	3,532
Betsson AB, Class B	149	2,328
Dometic Group AB (c)	454	2,221
Evolution AB (b)	37	2,441
Loomis AB	49	1,988
Modern Times Group MTG AB, Class B *	294	3,945
NCC AB, Class B	101	2,311
Skandinaviska Enskilda Banken AB, Class A	358	6,831
SSAB AB, Class B	554	3,432
Storskogen Group AB, Class B	1,743	1,801
Svenska Handelsbanken AB, Class A (a)	380	4,961
Swedbank AB, Class A	228	6,905
Telia Co. AB	1,433	5,639
		51,247
Switzerland — 0.7%
Adecco Group AG (Registered)	190	5,293
Aryzta AG *	20	1,312
Avolta AG	44	2,321
Implenia AG (Registered)	45	3,564
		12,490
United Kingdom — 12.9%
3i Group plc	131	7,558
Balfour Beatty plc	261	2,307
Barclays plc	3,083	16,536
Beazley plc	160	1,951
Bellway plc	55	1,910
British American Tobacco plc	365	18,696
British Land Co. plc (The), REIT	559	2,794
Centrica plc	2,580	6,080
CK Hutchison Holdings Ltd.	1,292	8,568
Currys plc	1,444	2,666
Drax Group plc	531	5,031
Dunelm Group plc	192	2,820
easyJet plc	285	1,815
Great Portland Estates plc, REIT	360	1,577
INVESTMENTS	SHARES (000)	VALUE ($000)

United Kingdom — continued
HSBC Holdings plc	3,360	47,042
IG Group Holdings plc	109	1,600
Imperial Brands plc	241	9,583
International Consolidated Airlines Group SA	620	3,410
Investec plc	693	5,219
ITV plc	2,363	2,163
JD Sports Fashion plc	3,497	4,285
JET2 plc	129	2,255
Johnson Matthey plc	78	2,181
Keller Group plc	104	2,164
Kier Group plc	1,373	3,907
Lancashire Holdings Ltd.	381	3,347
Land Securities Group plc, REIT	411	3,360
Lloyds Banking Group plc	13,218	15,498
Marks & Spencer Group plc	699	3,653
Mitie Group plc	1,983	4,294
Morgan Sindall Group plc	24	1,493
NatWest Group plc	1,837	14,139
Paragon Banking Group plc	233	2,534
Phoenix Group Holdings plc	471	4,176
Premier Foods plc	474	1,135
Serco Group plc	932	3,108
SSE plc	171	4,299
Standard Chartered plc	458	9,393
Tesco plc	1,712	10,329
TP ICAP Group plc	443	1,526
		246,402
United States — 11.1%
Aegon Ltd.	487	3,708
BP plc	3,527	20,666
Buzzi SpA	30	1,814
Carnival plc *	83	2,155
GSK plc	879	20,583
Nestle SA (Registered)	214	20,427
Novartis AG (Registered)	199	24,665
Roche Holding AG	145	46,961
Sanofi SA	102	10,265
Shell plc	1,185	44,422
Swiss Re AG	68	12,319
Tenaris SA	235	4,680
		212,665
Total Common Stocks (Cost $1,494,430)		1,841,093
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan International Equity Funds	October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 4.1%
Investment Companies — 3.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.01% (d) (e) (Cost $68,355)	68,323	68,350
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (d) (e)(Cost $9,405)	9,405	9,405
Total Short-Term Investments (Cost $77,760)		77,755
Total Investments — 100.4% (Cost $1,572,190)		1,918,848
Liabilities in Excess of Other Assets — (0.4)%		(7,879)
NET ASSETS — 100.0%		1,910,969

Percentages indicated are based on net assets.

Abbreviations
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $8,827.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of October 31, 2025.
Summary of Investments by Industry, October 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	22.8%
Insurance	8.7
Oil, Gas & Consumable Fuels	7.2
Pharmaceuticals	6.7
Metals & Mining	4.7
Trading Companies & Distributors	3.9
Capital Markets	3.3
Real Estate Management & Development	3.2
Automobile Components	2.6
Automobiles	2.5
Construction & Engineering	2.2
Diversified Telecommunication Services	2.1
Food Products	1.9
Energy Equipment & Services	1.6
Tobacco	1.5
Multi-Utilities	1.4
Machinery	1.3
Electric Utilities	1.2
Financial Services	1.1
Chemicals	1.1
Wireless Telecommunication Services	1.0
Others (each less than 1.0%)	13.9
Short-Term Investments	4.1
Futures contracts outstanding as of October 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE Index	193	12/19/2025	USD	27,080	(11)

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	5

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan International Equity Funds	October 31, 2025

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 100.4%
Argentina — 1.5%
Vista Energy SAB de CV, ADR *	1,881	91,150
YPF SA, ADR *	1,470	53,535
		144,685
Brazil — 10.8%
Banco BTG Pactual SA	9,459	86,062
Banco do Brasil SA	10,704	43,692
Embraer SA, ADR	1,470	94,782
Itau Unibanco Holding SA, ADR	12,791	94,139
MercadoLibre, Inc. *	84	196,265
NU Holdings Ltd., Class A *	13,206	212,747
Petroleo Brasileiro SA, ADR	7,973	88,103
Telefonica Brasil SA	10,568	63,371
WEG SA	16,971	132,713
		1,011,874
China — 25.3%
Advanced Micro-Fabrication Equipment, Inc., Class A	1,705	66,902
Alibaba Group Holding Ltd., ADR	1,319	224,873
BYD Co. Ltd., Class A	4,212	59,642
Contemporary Amperex Technology Co. Ltd., Class A	2,978	162,565
Full Truck Alliance Co. Ltd., ADR	7,401	96,219
Fuyao Glass Industry Group Co. Ltd., Class A	9,299	88,107
H World Group Ltd., ADR	1,912	73,821
KE Holdings, Inc., ADR	2,979	50,790
Meituan * (a)	4,418	58,156
Midea Group Co. Ltd., Class A	10,534	112,992
Montage Technology Co. Ltd., Class A	6,895	131,965
Shenzhen Inovance Technology Co. Ltd., Class A	10,696	115,562
Sieyuan Electric Co. Ltd., Class A	6,100	112,443
Tencent Holdings Ltd.	8,224	668,017
Tencent Music Entertainment Group, ADR	4,520	100,882
Trip.com Group Ltd., ADR	1,464	103,421
Yum China Holdings, Inc.	2,055	88,907
Zhongji Innolight Co. Ltd., Class A	1,049	69,182
		2,384,446
Greece — 0.6%
National Bank of Greece SA	4,126	60,649
Guatemala — 0.7%
Millicom International Cellular SA	1,470	69,247
INVESTMENTS	SHARES (000)	VALUE ($000)

Hong Kong — 2.8%
AIA Group Ltd.	16,234	157,969
Techtronic Industries Co. Ltd.	8,648	100,870
		258,839
Hungary — 0.7%
OTP Bank Nyrt.	684	65,259
India — 12.7%
Bajaj Finance Ltd.	16,684	195,945
Bharat Electronics Ltd.	13,791	66,129
Bharti Airtel Ltd.	3,468	80,303
Cholamandalam Investment and Finance Co. Ltd.	5,181	99,012
Dr Reddy's Laboratories Ltd.	4,083	54,942
HDFC Asset Management Co. Ltd. (a)	1,545	93,559
ICICI Bank Ltd.	4,488	68,005
Mahindra & Mahindra Ltd.	1,647	64,664
MakeMyTrip Ltd. *	1,125	90,002
Max Healthcare Institute Ltd.	7,047	91,122
NTPC Ltd.	23,705	89,914
Polycab India Ltd.	821	71,241
Shriram Finance Ltd.	15,223	128,375
		1,193,213
Indonesia — 0.9%
Bank Central Asia Tbk. PT	166,976	85,490
Mexico — 1.7%
Grupo Financiero Banorte SAB de CV, Class O	11,173	104,885
Grupo Mexico SAB de CV	6,164	53,191
		158,076
Panama — 0.7%
Copa Holdings SA, Class A	527	66,032
Portugal — 1.0%
Jeronimo Martins SGPS SA	3,723	95,881
Saudi Arabia — 0.7%
Al Rajhi Bank	2,296	64,887
Singapore — 2.1%
Grab Holdings Ltd., Class A *	14,459	86,900
Sea Ltd., ADR *	708	110,610
		197,510
South Africa — 1.6%
Bid Corp. Ltd.	2,557	63,245
Capitec Bank Holdings Ltd. (b)	408	90,277
		153,522
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	7

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Korea — 12.0%
Coupang, Inc. *	2,819	90,116
Hanwha Aerospace Co. Ltd.	303	207,712
Hanwha Vision Co. Ltd. *	872	30,694
Kia Corp.	756	63,421
Samsung Electronics Co. Ltd.	3,486	262,457
SK hynix, Inc.	1,222	475,441
		1,129,841
Spain — 1.8%
Banco Bilbao Vizcaya Argentaria SA	8,464	170,514
Taiwan — 18.0%
Delta Electronics, Inc.	4,844	155,802
MediaTek, Inc.	2,338	99,153
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,090	327,606
Taiwan Semiconductor Manufacturing Co. Ltd.	19,100	923,670
Wiwynn Corp.	1,331	187,697
		1,693,928
Turkey — 3.5%
Aselsan Elektronik Sanayi ve Ticaret A/S	32,688	158,033
BIM Birlesik Magazalar A/S	6,239	79,895
Turkiye Garanti Bankasi A/S	16,841	53,790
Yapi ve Kredi Bankasi A/S *	47,155	37,617
		329,335
United States — 1.3%
ExlService Holdings, Inc. *	1,302	50,916
Monolithic Power Systems, Inc.	70	69,733
		120,649
Total Common Stocks (Cost $6,082,250)		9,453,877
Short-Term Investments — 0.8%
Investment of Cash Collateral from Securities Loaned — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (c) (d)(Cost $70,284)	70,284	70,284
Total Investments — 101.2% (Cost $6,152,534)		9,524,161
Liabilities in Excess of Other Assets — (1.2)%		(111,056)
NET ASSETS — 100.0%		9,413,105

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company
SGPS	Holding company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $66,374.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan International Equity Funds	October 31, 2025

Summary of Investments by Industry, October 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	22.0%
Banks	12.1
Interactive Media & Services	7.0
Broadline Retail	6.5
Aerospace & Defense	5.5
Electrical Equipment	5.0
Technology Hardware, Storage & Peripherals	4.7
Consumer Finance	4.4
Hotels, Restaurants & Leisure	4.4
Consumer Staples Distribution & Retail	2.5
Oil, Gas & Consumable Fuels	2.4
Machinery	2.3
Automobiles	2.0
Electronic Equipment, Instruments & Components	2.0
Ground Transportation	1.9
Capital Markets	1.9
Insurance	1.7
Wireless Telecommunication Services	1.6
Household Durables	1.2
Entertainment	1.1
Health Care Providers & Services	1.0
Others (each less than 1.0%)	6.1
Short-Term Investments	0.7
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	9

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 103.0%
Brazil — 5.0%
B3 SA - Brasil Bolsa Balcao	2,023	4,767
Banco BTG Pactual SA	663	6,029
Banco do Brasil SA	663	2,706
Banco Santander Brasil SA	317	1,839
Centrais Eletricas Brasileiras SA	522	5,396
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	83	2,043
Cia Energetica de Minas Gerais (Preference)	1,288	2,710
Gerdau SA (Preference)	1,096	3,846
Itau Unibanco Holding SA (Preference)	1,336	9,817
Itausa SA (Preference)	2,136	4,617
Localiza Rent a Car SA	216	1,577
MercadoLibre, Inc. *	—	1,399
Motiva Infraestrutura de Mobilidade SA	920	2,713
NU Holdings Ltd., Class A *	593	9,558
Petroleo Brasileiro SA (Preference)	2,603	14,359
Porto Seguro SA	452	4,036
Telefonica Brasil SA	744	4,465
TIM SA, ADR	102	2,297
Ultrapar Participacoes SA	760	3,028
Vale SA, ADR	940	11,365
		98,567
Chile — 0.2%
Banco Santander Chile, ADR	172	4,934
China — 30.6%
3SBio, Inc. * (a)	581	2,310
Advanced Micro-Fabrication Equipment, Inc., Class A	27	1,062
Airtac International Group	67	1,976
Alibaba Group Holding Ltd.	3,576	76,086
Angel Yeast Co. Ltd., Class A	281	1,532
Anker Innovations Technology Co. Ltd., Class A	183	3,000
ANTA Sports Products Ltd.	226	2,361
Baidu, Inc., Class A *	177	2,684
Bank of Chengdu Co. Ltd., Class A	1,009	2,381
Bank of China Ltd., Class H	8,304	4,702
Beijing Huafeng Test & Control Technology Co. Ltd., Class A	124	3,488
BYD Co. Ltd., Class H	408	5,269
China Construction Bank Corp., Class H	24,860	24,613
China Galaxy Securities Co. Ltd., Class H	1,692	2,433
China Hongqiao Group Ltd.	1,967	7,466
China International Capital Corp. Ltd., Class H (a)	720	1,958
China Life Insurance Co. Ltd., Class H	1,529	4,822
INVESTMENTS	SHARES (000)	VALUE ($000)

China — continued
China Mengniu Dairy Co. Ltd.	1,368	2,489
China Merchants Bank Co. Ltd., Class A	86	495
China Merchants Bank Co. Ltd., Class H	1,594	9,992
China Minsheng Banking Corp. Ltd., Class H	4,862	2,491
China Pacific Insurance Group Co. Ltd., Class H	1,232	4,995
China Resources Land Ltd.	1,094	3,951
China Resources Mixc Lifestyle Services Ltd. (a)	742	3,884
China Resources Power Holdings Co. Ltd.	1,435	3,432
China Shenhua Energy Co. Ltd., Class H	381	1,984
China Yangtze Power Co. Ltd., Class A	1,049	4,139
CMOC Group Ltd., Class H	2,667	5,774
Contemporary Amperex Technology Co. Ltd., Class A	161	8,809
COSCO SHIPPING Holdings Co. Ltd., Class A	2,530	5,330
ENN Energy Holdings Ltd.	589	5,128
Foxconn Industrial Internet Co. Ltd., Class A	254	2,557
Fuyao Glass Industry Group Co. Ltd., Class H (a)	576	5,129
Geely Automobile Holdings Ltd.	3,413	8,098
GF Securities Co. Ltd., Class A	390	1,236
Guangdong Haid Group Co. Ltd., Class A	346	2,838
H World Group Ltd.	1,176	4,561
Haidilao International Holding Ltd. (a)	2,326	3,833
Haier Smart Home Co. Ltd., Class H	1,767	5,746
Haitian International Holdings Ltd.	271	741
Hongfa Technology Co. Ltd., Class A	676	2,893
Industrial & Commercial Bank of China Ltd., Class H	11,228	8,699
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	572	2,201
JD Health International, Inc. * (a)	113	882
JD.com, Inc., Class A	304	5,013
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	434	3,907
Kanzhun Ltd., ADR	159	3,526
Kuaishou Technology (a)	651	6,048
Kunlun Energy Co. Ltd.	1,676	1,541
Kweichow Moutai Co. Ltd., Class A	26	5,305
Lenovo Group Ltd.	1,964	2,865
Meituan * (a)	666	8,763
Midea Group Co. Ltd., Class A	421	4,519
MINISO Group Holding Ltd.	383	2,046
Minth Group Ltd.	612	2,716
Montage Technology Co. Ltd., Class A	280	5,351
NAURA Technology Group Co. Ltd., Class A	25	1,402
NetEase, Inc.	531	14,895
Nongfu Spring Co. Ltd., Class H (a)	750	4,987
OmniVision Integrated Circuits Group, Inc.	98	1,800
PDD Holdings, Inc., ADR *	137	18,431
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan International Equity Funds	October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
People's Insurance Co. Group of China Ltd. (The), Class H	2,269	2,038
PetroChina Co. Ltd., Class H	9,284	9,597
PICC Property & Casualty Co. Ltd., Class H	3,178	7,508
Ping An Insurance Group Co. of China Ltd., Class H	2,090	15,102
Pop Mart International Group Ltd. (a)	22	637
Sany Heavy Industry Co. Ltd., Class A	1,121	3,484
Shanghai Putailai New Energy Technology Co. Ltd., Class A	992	4,071
Shanghai United Imaging Healthcare Co. Ltd., Class A	102	2,002
Shenzhou International Group Holdings Ltd.	677	5,842
Sieyuan Electric Co. Ltd., Class A	109	2,015
Silergy Corp.	278	2,002
Sungrow Power Supply Co. Ltd., Class A	78	2,073
Tencent Holdings Ltd.	1,373	111,496
Tencent Music Entertainment Group, ADR	193	4,318
Tianshan Aluminum Group Co. Ltd., Class A	1,224	2,295
Tingyi Cayman Islands Holding Corp.	1,459	2,001
Trip.com Group Ltd.	113	7,939
Weichai Power Co. Ltd., Class H	862	1,781
WUS Printed Circuit Kunshan Co. Ltd., Class A	368	3,654
WuXi AppTec Co. Ltd., Class H (a)	475	6,640
Wuxi Biologics Cayman, Inc. * (a)	879	4,100
XCMG Construction Machinery Co. Ltd., Class A	1,918	2,865
Xiamen Faratronic Co. Ltd., Class A	43	720
Xiaomi Corp., Class B * (a)	3,892	21,593
Xinyi Solar Holdings Ltd.	1,612	743
Yum China Holdings, Inc.	186	8,023
Zhongji Innolight Co. Ltd., Class A	33	2,163
Zhuzhou CRRC Times Electric Co. Ltd., Class H	680	3,453
Zijin Mining Group Co. Ltd., Class H	2,712	11,220
ZTO Express Cayman, Inc.	127	2,351
		607,291
Colombia — 0.2%
Grupo Cibest SA, ADR	68	3,956
Greece — 1.0%
Eurobank Ergasias Services and Holdings SA	859	3,230
Hellenic Telecommunications Organization SA	233	4,382
National Bank of Greece SA	522	7,668
Piraeus Financial Holdings SA	627	4,901
		20,181
Guatemala — 0.1%
Millicom International Cellular SA	39	1,837
INVESTMENTS	SHARES (000)	VALUE ($000)

Hong Kong — 0.2%
Prudential plc	143	1,982
Techtronic Industries Co. Ltd.	125	1,464
		3,446
Hungary — 0.6%
MOL Hungarian Oil & Gas plc	278	2,446
OTP Bank Nyrt.	95	9,022
		11,468
India — 15.4%
Apollo Hospitals Enterprise Ltd.	59	5,105
Ashok Leyland Ltd.	2,594	4,130
Axis Bank Ltd.	777	10,790
Bajaj Auto Ltd.	46	4,622
Bajaj Finance Ltd.	781	9,168
Bharat Electronics Ltd.	1,433	6,872
Bharat Petroleum Corp. Ltd.	841	3,374
Bharti Airtel Ltd.	525	12,147
Biocon Ltd.	180	755
Blue Star Ltd.	70	1,523
Britannia Industries Ltd.	35	2,319
CG Power & Industrial Solutions Ltd.	431	3,569
Cholamandalam Investment and Finance Co. Ltd.	238	4,540
Cipla Ltd.	88	1,493
Coforge Ltd.	44	880
Coromandel International Ltd.	36	858
Crompton Greaves Consumer Electricals Ltd.	417	1,328
DLF Ltd.	74	633
Dr Reddy's Laboratories Ltd.	420	5,656
Embassy Office Parks, REIT	170	819
Eternal Ltd. *	1,213	4,329
Havells India Ltd.	238	3,999
HCL Technologies Ltd.	117	2,024
HDFC Asset Management Co. Ltd. (a)	27	1,652
HDFC Bank Ltd.	2,705	30,078
HDFC Life Insurance Co. Ltd. (a)	465	3,826
Hindalco Industries Ltd.	892	8,508
Hindustan Aeronautics Ltd. (a)	50	2,649
Hindustan Petroleum Corp. Ltd.	245	1,312
Hindustan Unilever Ltd.	96	2,674
ICICI Bank Ltd.	1,379	20,900
Indian Hotels Co. Ltd. (The)	655	5,473
Infosys Ltd., ADR (b)	945	15,659
InterGlobe Aviation Ltd. (a)	67	4,259
ITC Ltd.	1,761	8,337
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	11

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
Kotak Mahindra Bank Ltd.	392	9,295
Larsen & Toubro Ltd.	53	2,421
Mahindra & Mahindra Ltd.	260	10,215
MakeMyTrip Ltd. *	7	544
Maruti Suzuki India Ltd.	41	7,399
Max Financial Services Ltd. *	135	2,343
NTPC Ltd.	2,212	8,389
Oil & Natural Gas Corp. Ltd.	918	2,641
Petronet LNG Ltd.	967	3,061
Power Grid Corp. of India Ltd.	597	1,938
REC Ltd.	232	979
Reliance Industries Ltd.	1,529	25,592
SBI Life Insurance Co. Ltd. (a)	189	4,157
Shriram Finance Ltd.	144	1,216
Solar Industries India Ltd.	10	1,532
State Bank of India	87	915
Tata Consultancy Services Ltd.	259	8,920
Tata Motors Ltd. ‡ *	531	1,560
Tata Power Co. Ltd. (The)	494	2,250
Tata Steel Ltd.	3,101	6,381
Tube Investments of India Ltd.	49	1,665
UltraTech Cement Ltd.	37	4,999
		304,672
Indonesia — 1.3%
Astra International Tbk. PT	6,974	2,579
Bank Central Asia Tbk. PT	19,441	9,954
Bank Rakyat Indonesia Persero Tbk. PT	20,697	4,951
Telkom Indonesia Persero Tbk. PT	26,057	5,040
United Tractors Tbk. PT	1,712	2,768
		25,292
Kazakhstan — 0.1%
Kaspi.KZ JSC, ADR	16	1,168
Kuwait — 0.2%
Kuwait Finance House KSCP	440	1,153
National Bank of Kuwait SAKP	694	2,375
		3,528
Malaysia — 0.6%
CIMB Group Holdings Bhd.	3,380	5,881
Malayan Banking Bhd.	483	1,138
INVESTMENTS	SHARES (000)	VALUE ($000)

Malaysia — continued
Public Bank Bhd.	2,047	2,061
Telekom Malaysia Bhd.	1,753	3,055
		12,135
Mexico — 2.1%
America Movil SAB de CV	5,049	5,745
Arca Continental SAB de CV (b)	406	3,928
Cemex SAB de CV	6,074	6,160
Coca-Cola Femsa SAB de CV	147	1,264
Grupo Aeroportuario del Sureste SAB de CV, Class B	129	3,884
Grupo Financiero Banorte SAB de CV, Class O	1,049	9,846
Grupo Mexico SAB de CV	638	5,503
Southern Copper Corp.	4	585
Wal-Mart de Mexico SAB de CV	1,509	4,995
		41,910
Panama — 0.1%
Copa Holdings SA, Class A	16	2,008
Peru — 0.4%
Credicorp Ltd.	32	8,350
Philippines — 0.2%
Bank of the Philippine Islands	717	1,284
BDO Unibank, Inc.	1,112	2,524
		3,808
Poland — 0.5%
CCC SA * (b)	32	1,336
Dino Polska SA * (a)	163	1,945
KGHM Polska Miedz SA *	19	980
Powszechny Zaklad Ubezpieczen SA	324	5,180
		9,441
Qatar — 0.5%
Qatar National Bank QPSC	1,958	9,956
Russia — 0.0%
Gazprom PJSC ‡ *	4,581	— (c)
GMK Norilskiy Nickel PAO, ADR ‡ *	—	— (c)
GMK Norilskiy Nickel PAO ‡ *	4,097	— (c)
Magnitogorsk Iron & Steel Works PJSC ‡ *	3,146	— (c)
Novatek PJSC ‡ *	165	— (c)
Rosneft Oil Co. PJSC ‡ *	833	— (c)
Sberbank of Russia PJSC ‡ *	3,172	— (c)
Severstal PAO, GDR ‡ * (a)	329	— (c)
		— (c)
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan International Equity Funds	October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Saudi Arabia — 2.8%
Ades Holding Co.	769	3,475
Al Rajhi Bank	575	16,255
Alinma Bank	109	758
Arab National Bank	637	4,118
Arabian Internet & Communications Services Co.	30	1,999
Etihad Etisalat Co.	221	3,986
Mouwasat Medical Services Co.	22	454
SABIC Agri-Nutrients Co.	70	2,269
Saudi Arabian Oil Co. (a)	732	5,059
Saudi National Bank (The)	1,116	11,872
Saudi Telecom Co.	374	4,507
United Electronics Co.	75	1,779
		56,531
Singapore — 0.0% ^
Sea Ltd., ADR *	6	899
South Africa — 3.6%
Absa Group Ltd.	459	5,131
Bidvest Group Ltd.	276	3,584
Capitec Bank Holdings Ltd.	17	3,827
Clicks Group Ltd.	234	4,929
FirstRand Ltd.	1,334	6,331
Gold Fields Ltd.	245	9,457
Harmony Gold Mining Co. Ltd.	230	3,825
Impala Platinum Holdings Ltd.	250	2,680
MTN Group Ltd.	870	8,692
Naspers Ltd., Class N	102	7,186
Sanlam Ltd.	990	5,192
Shoprite Holdings Ltd.	354	5,918
Valterra Platinum Ltd.	61	3,755
		70,507
South Korea — 13.6%
Coupang, Inc. *	64	2,056
Coway Co. Ltd.	43	2,708
DB Insurance Co. Ltd.	48	4,288
Doosan Bobcat, Inc.	46	1,959
Doosan Co. Ltd.	3	2,006
Hana Financial Group, Inc.	120	7,197
Hanwha Aerospace Co. Ltd.	10	6,985
HD Hyundai Co. Ltd.	19	2,682
HD Hyundai Electric Co. Ltd.	12	7,030
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	25	8,235
Hugel, Inc. *	7	1,261
INVESTMENTS	SHARES (000)	VALUE ($000)

South Korea — continued
Hyosung Heavy Industries Corp.	2	2,809
Hyundai Glovis Co. Ltd.	34	4,510
Hyundai Mobis Co. Ltd.	26	5,838
Hyundai Motor Co.	41	8,244
JB Financial Group Co. Ltd.	141	2,212
KakaoBank Corp.	115	1,857
KB Financial Group, Inc.	10	840
Kia Corp.	122	10,234
KIWOOM Securities Co. Ltd.	10	2,130
Korean Air Lines Co. Ltd.	174	2,698
LG Chem Ltd.	13	3,622
POSCO Holdings, Inc.	38	8,295
Samsung Biologics Co. Ltd. * (a)	11	9,425
Samsung C&T Corp.	45	7,089
Samsung Electronics Co. Ltd.	1,179	88,784
Samsung Fire & Marine Insurance Co. Ltd.	13	4,029
Samsung Securities Co. Ltd.	23	1,234
Shinhan Financial Group Co. Ltd.	123	6,333
SK hynix, Inc.	128	49,737
SM Entertainment Co. Ltd.	18	1,480
S-Oil Corp. *	56	2,815
		270,622
Taiwan — 20.4%
Accton Technology Corp.	166	5,764
Advantech Co. Ltd.	308	3,127
ASE Technology Holding Co. Ltd.	794	6,353
Asia Vital Components Co. Ltd.	125	5,720
Asustek Computer, Inc.	172	3,880
Cathay Financial Holding Co. Ltd.	1,904	3,951
Chailease Holding Co. Ltd.	1,096	3,663
China Airlines Ltd.	2,212	1,434
CTBC Financial Holding Co. Ltd.	7,449	10,116
Delta Electronics, Inc.	481	15,487
Eclat Textile Co. Ltd.	144	1,914
Elite Material Co. Ltd.	122	5,374
eMemory Technology, Inc.	53	3,450
Eva Airways Corp.	3,516	4,127
Formosa Chemicals & Fibre Corp.	2,268	2,146
Fortune Electric Co. Ltd.	51	1,170
Hon Hai Precision Industry Co. Ltd.	2,315	19,256
KGI Financial Holding Co. Ltd.	46	24
Largan Precision Co. Ltd.	46	3,306
MediaTek, Inc.	206	8,722
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	13

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Taiwan — continued
Nien Made Enterprise Co. Ltd.	222	2,659
Quanta Computer, Inc.	1,013	9,823
Realtek Semiconductor Corp.	331	5,530
Taiwan Mobile Co. Ltd.	1,082	3,851
Taiwan Semiconductor Manufacturing Co. Ltd.	5,152	249,134
Uni-President Enterprises Corp.	2,013	5,143
Wistron Corp.	1,166	5,649
Wiwynn Corp.	42	5,890
Yuanta Financial Holding Co. Ltd.	4,701	5,264
Zhen Ding Technology Holding Ltd.	534	2,820
		404,747
Thailand — 1.0%
Bangkok Dusit Medical Services PCL, Class F	9,845	5,745
Bumrungrad Hospital PCL	807	4,286
Central Pattana PCL	954	1,582
Krung Thai Bank PCL	3,511	2,931
PTT Exploration & Production PCL	976	3,235
PTT Oil & Retail Business PCL	5,522	2,506
		20,285
Turkey — 0.4%
BIM Birlesik Magazalar A/S	292	3,736
Turkiye Garanti Bankasi A/S	521	1,665
Turkiye Petrol Rafinerileri A/S	570	2,675
		8,076
United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	415	1,630
Abu Dhabi Islamic Bank PJSC	638	3,669
Aldar Properties PJSC	989	2,422
Dubai Islamic Bank PJSC	2,365	6,117
Emaar Properties PJSC	2,427	9,391
Emirates Telecommunications Group Co. PJSC	968	5,113
		28,342
United Kingdom — 0.3%
Anglogold Ashanti plc	68	4,635
Metlen Energy & Metals plc *	21	1,084
		5,719
United States — 0.2%
BeOne Medicines Ltd., Class H *	71	1,721
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
ExlService Holdings, Inc. *	19	740
Genpact Ltd.	29	1,105
		3,566
Total Common Stocks (Cost $1,365,734)		2,043,242
Short-Term Investments — 0.7%
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (d) (e)(Cost $14,532)	14,532	14,532
Total Investments — 103.7% (Cost $1,380,266)		2,057,774
Liabilities in Excess of Other Assets — (3.7)%		(72,976)
NET ASSETS — 100.0%		1,984,798

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $14,107.
(c)	Value is zero.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan International Equity Funds	October 31, 2025

(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of October 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	15

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
Summary of Investments by Industry, October 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	16.5%
Banks	16.2
Technology Hardware, Storage & Peripherals	7.3
Interactive Media & Services	5.8
Broadline Retail	5.5
Metals & Mining	4.7
Oil, Gas & Consumable Fuels	4.1
Insurance	3.6
Automobiles	2.6
Electronic Equipment, Instruments & Components	2.6
Hotels, Restaurants & Leisure	2.1
Wireless Telecommunication Services	1.9
Electrical Equipment	1.7
Machinery	1.5
IT Services	1.4
Diversified Telecommunication Services	1.3
Consumer Staples Distribution & Retail	1.1
Real Estate Management & Development	1.1
Capital Markets	1.0
Entertainment	1.0
Life Sciences Tools & Services	1.0
Others (each less than 1.0%)	15.3
Short-Term Investments	0.7
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan International Equity Funds	October 31, 2025

Futures contracts outstanding as of October 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	87	12/19/2025	USD	6,118	16

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	17

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.9%
Australia — 1.7%
Rio Tinto plc	152	10,954
Belgium — 0.5%
Umicore SA	175	3,333
China — 2.0%
Prosus NV *	192	13,258
Denmark — 4.1%
Carlsberg A/S, Class B (a)	87	10,162
Genmab A/S *	19	5,429
H Lundbeck A/S	563	4,107
Novo Nordisk A/S, Class B	142	6,995
		26,693
Finland — 2.7%
Konecranes OYJ	84	8,270
Neste OYJ	320	6,630
Orion OYJ, Class B	40	2,808
		17,708
France — 16.1%
Air Liquide SA	63	12,196
Arkema SA	62	3,706
Capgemini SE	35	5,315
Engie SA	527	12,339
Gaztransport Et Technigaz SA	31	6,068
LVMH Moet Hennessy Louis Vuitton SE	9	6,295
Pernod Ricard SA	55	5,338
Publicis Groupe SA	56	5,578
Safran SA	45	16,144
Societe Generale SA	179	11,381
SPIE SA	144	7,324
Thales SA	20	5,829
VusionGroup	22	6,189
		103,702
Germany — 17.2%
Allianz SE (Registered)	37	15,036
Bayer AG (Registered)	129	4,017
Bilfinger SE	55	5,942
Continental AG	38	2,880
Deutsche Telekom AG (Registered)	392	12,139
DWS Group GmbH & Co. KGaA (b)	140	8,971
E.ON SE	526	9,782
GEA Group AG	102	7,293
KION Group AG	46	3,305
INVESTMENTS	SHARES (000)	VALUE ($000)

Germany — continued
MTU Aero Engines AG	21	9,024
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	19	11,578
SAP SE	29	7,545
Siemens AG (Registered)	15	4,136
Siemens Energy AG *	72	8,983
		110,631
Hong Kong — 1.5%
Prudential plc	678	9,432
Italy — 5.3%
Banca Monte dei Paschi di Siena SpA	496	4,350
Coca-Cola HBC AG	154	6,993
Danieli & C Officine Meccaniche SpA	81	3,123
Maire SpA	59	896
UniCredit SpA	155	11,449
Unipol Assicurazioni SpA	330	7,217
		34,028
Netherlands — 8.7%
Argenx SE *	11	8,805
ASML Holding NV	24	25,502
ASR Nederland NV	137	9,120
Euronext NV (b)	38	5,479
SBM Offshore NV	281	7,266
		56,172
Portugal — 1.1%
Galp Energia SGPS SA	341	6,860
Spain — 3.9%
Banco Santander SA	1,879	19,148
Indra Sistemas SA	105	5,810
		24,958
Sweden — 1.4%
Asmodee Group AB, Class B *	333	4,297
Volvo AB, Class B	164	4,490
		8,787
Switzerland — 3.6%
Galderma Group AG	54	9,951
Logitech International SA (Registered)	70	8,442
Temenos AG (Registered)	53	5,044
		23,437
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan International Equity Funds	October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — 15.9%
Balfour Beatty plc	732	6,473
Barclays plc	2,575	13,813
Burberry Group plc *	254	4,126
Cranswick plc	79	5,119
Games Workshop Group plc	21	4,353
International Consolidated Airlines Group SA	969	5,320
Mitie Group plc	2,508	5,431
NatWest Group plc	1,812	13,949
Next plc	51	9,625
Reckitt Benckiser Group plc	114	8,707
Rolls-Royce Holdings plc	770	11,854
SSE plc	289	7,267
St. James's Place plc	395	6,736
		102,773
United States — 11.2%
GSK plc	529	12,389
Nestle SA (Registered)	77	7,304
Novartis AG (Registered)	158	19,554
Roche Holding AG	44	14,174
Shell plc	497	18,641
		72,062
Total Common Stocks (Cost $489,659)		624,788
Short-Term Investments — 3.1%
Investment Companies — 2.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.01% (c) (d) (Cost $14,860)	14,856	14,862
Investment of Cash Collateral from Securities Loaned — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (c) (d)(Cost $4,966)	4,966	4,966
Total Short-Term Investments (Cost $19,826)		19,828
Total Investments — 100.0% (Cost $509,485)		644,616
Other Assets in Excess of Liabilities — 0.0% ^		103
NET ASSETS — 100.0%		644,719

Percentages indicated are based on net assets.

Abbreviations
OYJ	Public Limited Company
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $4,675.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of October 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	19

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
Summary of Investments by Industry, October 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	11.5%
Pharmaceuticals	11.5
Insurance	8.1
Aerospace & Defense	6.7
Oil, Gas & Consumable Fuels	5.9
Machinery	4.1
Semiconductors & Semiconductor Equipment	4.0
Broadline Retail	3.6
Beverages	3.5
Multi-Utilities	3.4
Capital Markets	3.3
Chemicals	3.0
Commercial Services & Supplies	2.9
Biotechnology	2.2
Software	2.0
Food Products	1.9
Diversified Telecommunication Services	1.9
IT Services	1.7
Metals & Mining	1.7
Textiles, Apparel & Luxury Goods	1.6
Electrical Equipment	1.4
Household Products	1.4
Leisure Products	1.3
Technology Hardware, Storage & Peripherals	1.3
Construction & Engineering	1.1
Electric Utilities	1.1
Energy Equipment & Services	1.1
Electronic Equipment, Instruments & Components	1.0
Others (each less than 1.0%)	2.7
Short-Term Investments	3.1
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan International Equity Funds	October 31, 2025

Futures contracts outstanding as of October 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	129	12/19/2025	EUR	8,437	350
FTSE 100 Index	31	12/19/2025	GBP	3,974	190
					540

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	21

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.2%
Australia — 3.4%
Medibank Pvt Ltd.	12,044	38,440
QBE Insurance Group Ltd.	825	10,700
Rio Tinto Ltd.	409	35,512
Rio Tinto plc	667	48,062
Telstra Group Ltd.	16,786	53,630
		186,344
Austria — 0.9%
Erste Group Bank AG	460	47,644
Belgium — 1.1%
KBC Group NV	509	61,295
China — 0.6%
Prosus NV *	508	35,109
Denmark — 1.6%
Carlsberg A/S, Class B (a)	193	22,756
Novo Nordisk A/S, Class B	702	34,551
Novonesis Novozymes B	526	31,434
		88,741
Finland — 1.6%
Nordea Bank Abp	5,202	88,989
France — 12.0%
Air Liquide SA	425	82,239
Arkema SA	349	20,698
Capgemini SE	229	35,181
Cie Generale des Etablissements Michelin SCA	1,655	52,856
Engie SA	2,882	67,482
Legrand SA	745	128,722
Safran SA	415	147,486
TotalEnergies SE	974	60,821
Vinci SA	402	53,740
		649,225
Germany — 8.9%
Allianz SE (Registered)	175	70,501
Deutsche Boerse AG	166	41,971
Deutsche Telekom AG (Registered)	1,847	57,199
Infineon Technologies AG	1,671	66,344
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	136	84,003
SAP SE	154	39,966
Siemens AG (Registered)	427	121,092
		481,076
INVESTMENTS	SHARES (000)	VALUE ($000)

Hong Kong — 2.5%
AIA Group Ltd.	8,816	85,790
Hong Kong Exchanges & Clearing Ltd.	903	49,216
		135,006
Ireland — 0.6%
Kingspan Group plc	413	30,962
Italy — 1.7%
UniCredit SpA	1,280	94,752
Japan — 20.1%
Ajinomoto Co., Inc.	2,388	67,718
Hitachi Ltd.	2,580	88,116
Hoya Corp.	570	92,570
IHI Corp.	3,656	75,704
ITOCHU Corp.	1,233	71,396
Kao Corp.	1,651	69,853
Keyence Corp.	128	47,617
Mitsubishi UFJ Financial Group, Inc.	7,269	109,803
Mitsui Fudosan Co. Ltd.	6,248	65,058
Nintendo Co. Ltd.	589	50,261
Recruit Holdings Co. Ltd.	748	37,087
Sony Financial Group, Inc. *	5,873	5,923
Sony Group Corp.	5,873	163,572
Suzuki Motor Corp.	3,862	57,663
Terumo Corp.	2,705	43,658
Tokio Marine Holdings, Inc.	1,240	46,236
		1,092,235
Netherlands — 5.9%
ASML Holding NV	157	165,578
Heineken NV	346	26,796
Koninklijke Ahold Delhaize NV	1,354	55,428
Koninklijke KPN NV	15,173	70,211
		318,013
Singapore — 3.4%
DBS Group Holdings Ltd.	3,141	130,027
Sea Ltd., ADR *	347	54,243
		184,270
Spain — 4.3%
Banco Santander SA	8,997	91,681
Iberdrola SA	4,835	97,989
Industria de Diseno Textil SA (a)	784	43,273
		232,943
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan International Equity Funds	October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Sweden — 3.4%
Atlas Copco AB, Class A	5,343	89,533
Volvo AB, Class B	3,468	95,004
		184,537
Switzerland — 2.8%
Cie Financiere Richemont SA (Registered)	333	65,918
Lonza Group AG (Registered)	123	84,629
		150,547
Taiwan — 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	290	87,231
United Kingdom — 14.6%
3i Group plc	2,244	129,844
AstraZeneca plc	779	128,463
BAE Systems plc	2,147	52,899
Compass Group plc	1,824	60,375
Diageo plc	1,128	25,956
InterContinental Hotels Group plc	314	37,844
London Stock Exchange Group plc	429	53,413
NatWest Group plc	10,277	79,117
Next plc	416	78,205
RELX plc	1,642	72,345
Sage Group plc (The)	2,453	37,078
SSE plc	1,370	34,508
		790,047
United States — 6.2%
Nestle SA (Registered)	1,097	104,766
Novartis AG (Registered)	875	108,257
Shell plc	3,286	123,205
		336,228
Total Common Stocks (Cost $3,657,141)		5,275,194
Short-Term Investments — 3.3%
Investment Companies — 2.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.01% (b) (c) (Cost $141,352)	141,282	141,338
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (b) (c)(Cost $36,487)	36,487	36,487
Total Short-Term Investments (Cost $177,839)		177,825
INVESTMENTS	SHARES (000)	VALUE ($000)
Total Investments — 100.5% (Cost $3,834,980)		5,453,019
Liabilities in Excess of Other Assets — (0.5)%		(29,039)
NET ASSETS — 100.0%		5,423,980

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $34,641.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	23

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
Summary of Investments by Industry, October 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	12.9%
Insurance	6.1
Semiconductors & Semiconductor Equipment	5.8
Capital Markets	5.0
Pharmaceuticals	5.0
Machinery	4.8
Industrial Conglomerates	3.8
Aerospace & Defense	3.7
Oil, Gas & Consumable Fuels	3.4
Diversified Telecommunication Services	3.3
Food Products	3.2
Broadline Retail	3.1
Household Durables	3.0
Health Care Equipment & Supplies	2.5
Chemicals	2.5
Electric Utilities	2.4
Electrical Equipment	2.4
Professional Services	2.0
Hotels, Restaurants & Leisure	1.8
Life Sciences Tools & Services	1.5
Metals & Mining	1.5
Software	1.4
Beverages	1.4
Trading Companies & Distributors	1.3
Personal Care Products	1.3
Multi-Utilities	1.2
Textiles, Apparel & Luxury Goods	1.2
Real Estate Management & Development	1.2
Automobiles	1.1
Consumer Staples Distribution & Retail	1.0
Construction & Engineering	1.0
Automobile Components	1.0
Others (each less than 1.0%)	3.9
Short-Term Investments	3.3
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan International Equity Funds	October 31, 2025

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.8%
Australia — 1.7%
Telstra Group Ltd.	8,770	28,019
Belgium — 2.0%
KBC Group NV	271	32,547
Brazil — 1.1%
MercadoLibre, Inc. *	8	18,343
Canada — 5.6%
Brookfield Corp.	337	15,509
Intact Financial Corp.	87	16,102
Royal Bank of Canada	259	37,983
WSP Global, Inc.	107	20,487
		90,081
China — 7.8%
Alibaba Group Holding Ltd.	2,181	46,413
Tencent Holdings Ltd.	781	63,407
Yum China Holdings, Inc.	392	16,975
		126,795
France — 10.7%
Air Liquide SA	195	37,769
Cie Generale des Etablissements Michelin SCA	487	15,544
Engie SA	1,543	36,113
Legrand SA	205	35,417
Safran SA	139	49,447
		174,290
Germany — 7.5%
Deutsche Telekom AG (Registered)	589	18,230
Infineon Technologies AG	586	23,274
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	55	33,770
Siemens AG (Registered)	163	46,332
		121,606
Greece — 1.1%
National Bank of Greece SA	1,202	17,666
Hong Kong — 2.3%
Hong Kong Exchanges & Clearing Ltd.	673	36,697
India — 2.5%
HDFC Bank Ltd., ADR	1,120	40,556
Indonesia — 1.3%
Bank Central Asia Tbk. PT	40,420	20,695
Italy — 1.9%
UniCredit SpA	422	31,270
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — 13.2%
Hoya Corp.	200	32,568
IHI Corp.	1,099	22,750
ITOCHU Corp.	403	23,372
Kao Corp.	514	21,744
Mitsubishi UFJ Financial Group, Inc.	2,590	39,124
Mitsui Fudosan Co. Ltd.	2,434	25,339
Sony Group Corp.	1,787	49,764
		214,661
Netherlands — 3.3%
ASML Holding NV	36	37,947
Heineken NV	206	15,918
		53,865
Saudi Arabia — 1.7%
Al Rajhi Bank	956	27,016
Singapore — 2.7%
DBS Group Holdings Ltd.	1,072	44,397
South Korea — 5.5%
Hanwha Aerospace Co. Ltd.	30	20,329
Kia Corp.	227	19,021
SK hynix, Inc.	129	50,427
		89,777
Sweden — 3.4%
Atlas Copco AB, Class A (a)	1,788	29,960
Volvo AB, Class B	900	24,660
		54,620
Switzerland — 2.0%
Lonza Group AG (Registered)	46	31,876
Taiwan — 6.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	202	60,794
Taiwan Semiconductor Manufacturing Co. Ltd.	951	45,990
		106,784
United Kingdom — 6.9%
3i Group plc	681	39,436
Compass Group plc	710	23,501
NatWest Group plc	2,708	20,844
RELX plc	636	27,991
		111,772
United States — 8.0%
Nestle SA (Registered)	362	34,552
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	25

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Novartis AG (Registered)	267	33,096
Shell plc	1,663	62,354
		130,002
Total Common Stocks (Cost $1,166,924)		1,603,335
Short-Term Investments — 1.3%
Investment Companies — 1.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.01% (b) (c) (Cost $18,466)	18,456	18,464
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (b) (c)(Cost $2,292)	2,292	2,292
Total Short-Term Investments (Cost $20,758)		20,756
Total Investments — 100.1% (Cost $1,187,682)		1,624,091
Liabilities in Excess of Other Assets — (0.1)%		(917)
NET ASSETS — 100.0%		1,623,174

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $2,092.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2025.
Summary of Investments by Industry, October 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	19.2%
Semiconductors & Semiconductor Equipment	13.4
Capital Markets	5.6
Machinery	4.8
Aerospace & Defense	4.3
Broadline Retail	4.0
Interactive Media & Services	3.9
Oil, Gas & Consumable Fuels	3.8
Insurance	3.1
Household Durables	3.1
Industrial Conglomerates	2.9
Diversified Telecommunication Services	2.8
Hotels, Restaurants & Leisure	2.5
Chemicals	2.3
Multi-Utilities	2.2
Electrical Equipment	2.2
Food Products	2.1
Pharmaceuticals	2.0
Health Care Equipment & Supplies	2.0
Life Sciences Tools & Services	2.0
Professional Services	1.7
Real Estate Management & Development	1.6
Trading Companies & Distributors	1.4
Personal Care Products	1.3
Construction & Engineering	1.3
Automobiles	1.2
Beverages	1.0
Automobile Components	1.0
Short-Term Investments	1.3
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan International Equity Funds	October 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES
AS OF October 31, 2025
(Amounts in thousands, except per share amounts)

	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
ASSETS:
Investments in non-affiliates, at value	$1,841,093	$9,453,877	$2,043,242
Investments in affiliates, at value	68,350	—	—
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	9,405	70,284	14,532
Cash	498	22,021	—
Foreign currency, at value	209	612	104
Receivables:
Investment securities sold	—	64,832	15,956
Fund shares sold	3,475	5,924	162
Dividends from non-affiliates	6,318	3,421	2,454
Dividends from affiliates	167	1	11
Tax reclaims	2,364	101	80
Securities lending income (See Note 2.C.)	15	15	117
Interfund lending	—	—	22,012
Variation margin on futures contracts	—	—	16
Total Assets	1,931,894	9,621,088	2,098,686
LIABILITIES:
Payables:
Due to custodian	—	22,012	18,471
Investment securities purchased	153	40,375	13,105
Collateral received on securities loaned (See Note 2.C.)	9,405	70,284	14,532
Interfund lending	—	16,618	22,012
Fund shares redeemed	10,036	15,822	34,877
Variation margin on futures contracts	11	—	—
Accrued liabilities:
Investment advisory fees	680	5,095	246
Administration fees	4	444	8
Distribution fees	93	90	—
Service fees	213	583	28
Custodian and accounting fees	70	586	463
Trustees’ and Chief Compliance Officer’s fees	— (a)	—	— (a)
Deferred foreign capital gains tax	—	35,738	10,030
Other	260	336	116
Total Liabilities	20,925	207,983	113,888
Net Assets	$1,910,969	$9,413,105	$1,984,798

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	27

STATEMENTS OF ASSETS AND LIABILITIES
AS OF October 31, 2025 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
NET ASSETS:
Paid-in-Capital	$1,569,054	$6,040,659	$1,609,886
Total distributable earnings (loss)	341,915	3,372,446	374,912
Total Net Assets	$1,910,969	$9,413,105	$1,984,798
Net Assets:
Class A	$428,883	$374,199	$—
Class C	3,902	18,931	—
Class I	872,877	1,653,181	327,393
Class L	13,925	2,883,527	—
Class R2	970	616	—
Class R3	—	3,473	—
Class R4	—	2,359	—
Class R5	1,436	7,914	—
Class R6	588,976	4,468,905	1,657,405
Total	$1,910,969	$9,413,105	$1,984,798
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	22,904	9,214	—
Class C	215	488	—
Class I	45,095	39,628	15,121
Class L	724	68,569	—
Class R2	53	15	—
Class R3	—	86	—
Class R4	—	56	—
Class R5	75	188	—
Class R6	30,786	106,391	76,956
Net Asset Value (a):
Class A — Redemption price per share	$18.72	$40.61	$—
Class C — Offering price per share (b)	18.17	38.78	—
Class I — Offering and redemption price per share	19.36	41.72	21.65
Class L — Offering and redemption price per share	19.25	42.05	—
Class R2 — Offering and redemption price per share	18.33	39.96	—
Class R3 — Offering and redemption price per share	—	40.21	—
Class R4 — Offering and redemption price per share	—	41.51	—
Class R5 — Offering and redemption price per share	19.13	42.03	—
Class R6 — Offering and redemption price per share	19.13	42.00	21.54
Class A maximum sales charge	5.25%	5.25%	— %
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$19.76	$42.86	$—
Cost of investments in non-affiliates	$1,494,430	$6,082,250	$1,365,734
Cost of investments in affiliates	68,355	—	—
Cost of foreign currency	209	615	106
Investment securities on loan, at value (See Note 2.C.)	8,827	66,374	14,107
Cost of investment of cash collateral (See Note 2.C.)	9,405	70,284	14,532

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan International Equity Funds	October 31, 2025

	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund
ASSETS:
Investments in non-affiliates, at value	$624,788	$5,275,194	$1,603,335
Investments in affiliates, at value	14,862	141,338	18,464
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	4,966	36,487	2,292
Cash	124	141	56
Foreign currency, at value	120	3,517	24
Deposits at broker for futures contracts	998	—	—
Receivables:
Investment securities sold	2,617	6	—
Fund shares sold	5,592	3,899	837
Dividends from non-affiliates	347	9,608	1,718
Dividends from affiliates	77	309	52
Tax reclaims	2,218	5,644	1,315
Securities lending income (See Note 2.C.)	1	3	6
Total Assets	656,710	5,476,146	1,628,099
LIABILITIES:
Payables:
Investment securities purchased	5,065	—	—
Collateral received on securities loaned (See Note 2.C.)	4,966	36,487	2,292
Fund shares redeemed	99	12,921	1,478
Variation margin on futures contracts	59	—	—
IRS compliance fees for foreign withholding tax claims (See Note 2.J.)	1,221	—	—
Accrued liabilities:
Investment advisory fees	320	1,950	660
Administration fees	41	128	—
Distribution fees	26	113	100
Service fees	68	213	169
Custodian and accounting fees	32	160	80
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)
Other	94	194	146
Total Liabilities	11,991	52,166	4,925
Net Assets	$644,719	$5,423,980	$1,623,174

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	29

STATEMENTS OF ASSETS AND LIABILITIES
AS OF October 31, 2025 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund
NET ASSETS:
Paid-in-Capital	$508,531	$3,581,177	$1,149,884
Total distributable earnings (loss)	136,188	1,842,803	473,290
Total Net Assets	$644,719	$5,423,980	$1,623,174
Net Assets:
Class A	$113,516	$498,099	$432,931
Class C	3,177	8,356	8,608
Class I	199,904	746,644	540,777
Class L	11,066	—	—
Class R2	—	3,627	6,321
Class R5	—	5,329	1,762
Class R6	317,056	4,161,925	632,775
Total	$644,719	$5,423,980	$1,623,174
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	2,870	22,029	14,334
Class C	91	393	289
Class I	4,935	32,358	17,607
Class L	268	—	—
Class R2	—	160	212
Class R5	—	230	57
Class R6	7,755	179,605	20,581
Net Asset Value (a):
Class A — Redemption price per share	$39.56	$22.61	$30.20
Class C — Offering price per share (b)	35.00	21.26	29.79
Class I — Offering and redemption price per share	40.51	23.07	30.72
Class L — Offering and redemption price per share	41.22	—	—
Class R2 — Offering and redemption price per share	—	22.64	29.83
Class R5 — Offering and redemption price per share	—	23.23	30.72
Class R6 — Offering and redemption price per share	40.88	23.17	30.74
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$41.78	$23.86	$31.87
Cost of investments in non-affiliates	$489,659	$3,657,141	$1,166,924
Cost of investments in affiliates	14,860	141,352	18,466
Cost of foreign currency	121	3,558	24
Investment securities on loan, at value (See Note 2.C.)	4,675	34,641	2,092
Cost of investment of cash collateral (See Note 2.C.)	4,966	36,487	2,292

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan International Equity Funds	October 31, 2025

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2025
(Amounts in thousands)

	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$53	$8	$15
Interest income from affiliates	5	55	62
Dividend income from non-affiliates	50,439	148,041	65,234
Dividend income from affiliates	2,095	2,372	346
Income from securities lending (net) (See Note 2.C.)	42	78	229
Foreign taxes withheld (net)	(4,769)	(15,178)	(7,357)
Foreign withholding tax claims (See Note 2.J.)	101	—	—
Total investment income	47,966	135,376	58,529
EXPENSES:
Investment advisory fees	6,181	48,944	5,252
Administration fees	843	5,401	1,576
Distribution fees:
Class A	797	797	—
Class C	14	141	—
Class R2	4	2	—
Class R3	—	19	—
Service fees:
Class A	797	797	—
Class C	5	47	—
Class I	956	3,495	679
Class L	11	1,427	—
Class R2	2	1	—
Class R3	—	19	—
Class R4	—	7	—
Class R5	1	11	—
Custodian and accounting fees	226	2,493	1,739
Interest expense to affiliates	2	121	123
Professional fees	127	115	218
Trustees’ and Chief Compliance Officer’s fees	28	42	31
Printing and mailing costs	94	546	91
Registration and filing fees	283	456	24
Transfer agency fees (See Note 2.H.)	36	208	31
Other	25	75	32
Total expenses	10,432	65,164	9,796
Less fees waived	(2,079)	(2,361)	(2,068)
Less expense reimbursements	(10)	(81)	—
Net expenses	8,343	62,722	7,728
Net investment income (loss)	39,623	72,654	50,801
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	31

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2025 (continued)
(Amounts in thousands)
	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$34,313	$744,634 (a)	$118,514 (b)
Investments in affiliates	14	43	(7)
Futures contracts	9,013	—	(5,046)
Foreign currency transactions	319	(2,934)	(1,218)
Net realized gain (loss)	43,659	741,743	112,243
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	244,640	1,466,977 (c)	367,456 (d)
Investments in affiliates	(7)	4	4
Futures contracts	269	—	810
Foreign currency translations	(36)	114	82
Change in net unrealized appreciation/depreciation	244,866	1,467,095	368,352
Net realized/unrealized gains (losses)	288,525	2,208,838	480,595
Change in net assets resulting from operations	$328,148	$2,281,492	$531,396

(a)
Net of foreign capital gains tax of $(8,509).
(b)
Net of foreign capital gains tax of $(3,707).
(c)
Net of change in foreign capital gains tax of $(20,822).
(d)
Net of change in foreign capital gains tax of $848.
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan International Equity Funds	October 31, 2025

	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$49	$86	$8
Interest income from affiliates	5	27	15
Dividend income from non-affiliates	19,679	136,265	38,161
Dividend income from affiliates	670	4,050	748
Income from securities lending (net) (See Note 2.C.)	37	322	132
Foreign taxes withheld (net)	(2,409)	(12,398)	(3,181)
Foreign withholding tax claims (See Note 2.J.)	2,830	3,774	—
IRS compliance fees for foreign withholding tax claims (See Note 2.J.)	(1,221)	—	—
Total investment income	19,640	132,126	35,883
EXPENSES:
Investment advisory fees	3,416	24,213	9,208
Administration fees	427	3,633	1,152
Distribution fees:
Class A	234	1,123	964
Class C	15	42	67
Class R2	—	18	27
Service fees:
Class A	234	1,123	964
Class C	5	14	22
Class I	389	2,035	1,358
Class L	9	—	—
Class R2	—	9	13
Class R5	—	7	2
Custodian and accounting fees	119	611	298
Interest expense to affiliates	15	79	28
Professional fees	70	143	125
Trustees’ and Chief Compliance Officer’s fees	27	37	29
Printing and mailing costs	36	268	122
Registration and filing fees	70	239	95
Transfer agency fees (See Note 2.H.)	24	84	55
Other	23	52	28
Total expenses	5,113	33,730	14,557
Less fees waived	(52)	(5,837)	(3,159)
Less expense reimbursements	—	(33)	— (a)
Net expenses	5,061	27,860	11,398
Net investment income (loss)	14,579	104,266	24,485

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	33

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2025 (continued)
(Amounts in thousands)
	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$79,164	$301,986	$154,370
Investments in affiliates	(2)	11	6
Futures contracts	932	—	—
Foreign currency transactions	339	1,100	399
Net realized gain (loss)	80,433	303,097	154,775
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	37,163	500,282	138,237
Investments in affiliates	2	(7)	(3)
Futures contracts	657	—	—
Foreign currency translations	144	200	22
Change in net unrealized appreciation/depreciation	37,966	500,475	138,256
Net realized/unrealized gains (losses)	118,399	803,572	293,031
Change in net assets resulting from operations	$132,978	$907,838	$317,516
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan International Equity Funds	October 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$39,623	$20,589	$72,654	$95,924
Net realized gain (loss)	43,659	23,763	741,743	(92,175)
Change in net unrealized appreciation/depreciation	244,866	64,133	1,467,095	1,271,863
Change in net assets resulting from operations	328,148	108,485	2,281,492	1,275,612
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(10,205)	(10,586)	(3,578)	(4,482)
Class C	(44)	(69)	(110)	(208)
Class I	(3,818)	(2,239)	(18,410)	(24,555)
Class L	(349)	(352)	(14,912)	(19,418)
Class R2	(25)	(26)	(3)	(5)
Class R3	—	—	(159)	(162)
Class R4	—	—	(33)	(40)
Class R5	(14)	(3)	(208)	(239)
Class R6	(12,998)	(11,620)	(65,166)	(70,543)
Total distributions to shareholders	(27,453)	(24,895)	(102,579)	(119,652)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	972,392	95,033	274,993	(1,277,475)
NET ASSETS:
Change in net assets	1,273,087	178,623	2,453,906	(121,515)
Beginning of period	637,882	459,259	6,959,199	7,080,714
End of period	$1,910,969	$637,882	$9,413,105	$6,959,199
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	35

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Emerging Markets Research Enhanced Equity Fund		JPMorgan Europe Dynamic Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$50,801	$50,057	$14,579	$11,749
Net realized gain (loss)	112,243	(43,080)	80,433	61,122
Change in net unrealized appreciation/depreciation	368,352	369,889	37,966	53,116
Change in net assets resulting from operations	531,396	376,866	132,978	125,987
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	—	(2,716)	(2,268)
Class C	—	—	(37)	(37)
Class I	(5,501)	(6,248)	(4,264)	(3,418)
Class L	—	—	(299)	(249)
Class R6	(44,244)	(53,977)	(11,901)	(11,541)
Total distributions to shareholders	(49,745)	(60,225)	(19,217)	(17,513)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(683,375)	169,550	11,695	(87,886)
NET ASSETS:
Change in net assets	(201,724)	486,191	125,456	20,588
Beginning of period	2,186,522	1,700,331	519,263	498,675
End of period	$1,984,798	$2,186,522	$644,719	$519,263
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan International Equity Funds	October 31, 2025

	JPMorgan International Equity Fund		JPMorgan International Focus Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$104,266	$92,953	$24,485	$26,611
Net realized gain (loss)	303,097	124,365	154,775	67,514
Change in net unrealized appreciation/depreciation	500,475	571,588	138,256	163,628
Change in net assets resulting from operations	907,838	788,906	317,516	257,753
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(11,142)	(7,909)	(9,904)	(6,061)
Class C	(89)	(77)	(207)	(125)
Class I	(22,580)	(18,124)	(16,497)	(11,800)
Class R2	(78)	(4)	(87)	(29)
Class R5	(181)	(165)	(54)	(41)
Class R6	(99,448)	(75,777)	(17,439)	(11,847)
Total distributions to shareholders	(133,518)	(102,056)	(44,188)	(29,903)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	362,851	(346,288)	(164,109)	(59,282)
NET ASSETS:
Change in net assets	1,137,171	340,562	109,219	168,568
Beginning of period	4,286,809	3,946,247	1,513,955	1,345,387
End of period	$5,423,980	$4,286,809	$1,623,174	$1,513,955
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	37

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$142,988	$41,986	$46,783	$42,721
Distributions reinvested	10,145	10,508	3,478	4,367
Cost of shares redeemed	(60,155)	(37,674)	(93,041)	(108,478)
Change in net assets resulting from Class A capital transactions	92,978	14,820	(42,780)	(61,390)
Class C
Proceeds from shares issued	2,720	282	931	445
Distributions reinvested	36	59	105	197
Cost of shares redeemed	(746)	(806)	(10,157)	(10,662)
Change in net assets resulting from Class C capital transactions	2,010	(465)	(9,121)	(10,020)
Class I
Proceeds from shares issued	812,556	59,054	263,809	225,947
Distributions reinvested	3,793	2,218	16,941	22,774
Cost of shares redeemed	(132,679)	(26,457)	(441,594)	(711,852)
Change in net assets resulting from Class I capital transactions	683,670	34,815	(160,844)	(463,131)
Class L
Proceeds from shares issued	3,801	1,517	1,696,258	182,570
Distributions reinvested	334	332	14,430	18,145
Cost of shares redeemed	(1,275)	(1,029)	(439,484)	(513,503)
Change in net assets resulting from Class L capital transactions	2,860	820	1,271,204	(312,788)
Class R2
Proceeds from shares issued	181	135	150	212
Distributions reinvested	25	26	3	5
Cost of shares redeemed	(85)	(134)	(162)	(287)
Change in net assets resulting from Class R2 capital transactions	121	27	(9)	(70)
Class R3
Proceeds from shares issued	—	—	2,351	3,187
Distributions reinvested	—	—	25	49
Cost of shares redeemed	—	—	(11,838)	(3,458)
Change in net assets resulting from Class R3 capital transactions	—	—	(9,462)	(222)
Class R4
Proceeds from shares issued	—	—	723	628
Distributions reinvested	—	—	33	40
Cost of shares redeemed	—	—	(1,727)	(992)
Change in net assets resulting from Class R4 capital transactions	—	—	(971)	(324)
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan International Equity Funds	October 31, 2025

	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$1,038	$291	$2,654	$2,766
Distributions reinvested	14	3	193	224
Cost of shares redeemed	(128)	(33)	(12,842)	(3,394)
Change in net assets resulting from Class R5 capital transactions	924	261	(9,995)	(404)
Class R6
Proceeds from shares issued	273,042	91,811	885,207	758,662
Distributions reinvested	12,975	11,565	59,219	64,168
Cost of shares redeemed	(96,188)	(58,621)	(1,707,455)	(1,251,956)
Change in net assets resulting from Class R6 capital transactions	189,829	44,755	(763,029)	(429,126)
Total change in net assets resulting from capital transactions	$972,392	$95,033	$274,993	$(1,277,475)
SHARE TRANSACTIONS:
Class A
Issued	8,472	2,982	1,397	1,460
Reinvested	746	822	118	156
Redeemed	(3,717)	(2,714)	(2,874)	(3,691)
Change in Class A Shares	5,501	1,090	(1,359)	(2,075)
Class C
Issued	160	20	26	17
Reinvested	3	5	4	7
Redeemed	(49)	(60)	(329)	(380)
Change in Class C Shares	114	(35)	(299)	(356)
Class I
Issued	46,388	3,943	7,912	7,545
Reinvested	271	168	560	795
Redeemed	(7,224)	(1,799)	(13,330)	(23,723)
Change in Class I Shares	39,435	2,312	(4,858)	(15,383)
Class L
Issued	229	106	47,244	6,055
Reinvested	24	25	473	629
Redeemed	(77)	(72)	(12,935)	(16,978)
Change in Class L Shares	176	59	34,782	(10,294)
Class R2
Issued	12	10	4	8
Reinvested	2	2	— (a)	— (a)
Redeemed	(6)	(9)	(5)	(10)
Change in Class R2 Shares	8	3	(1)	(2)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	39

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
SHARE TRANSACTIONS: (continued)
Class R3
Issued	—	—	77	109
Reinvested	—	—	1	2
Redeemed	—	—	(430)	(118)
Change in Class R3 Shares	—	—	(352)	(7)
Class R4
Issued	—	—	24	20
Reinvested	—	—	1	2
Redeemed	—	—	(52)	(33)
Change in Class R4 Shares	—	—	(27)	(11)
Class R5
Issued	60	19	78	90
Reinvested	1	— (a)	6	8
Redeemed	(7)	(2)	(385)	(110)
Change in Class R5 Shares	54	17	(301)	(12)
Class R6
Issued	16,065	6,390	26,539	24,769
Reinvested	938	890	1,945	2,227
Redeemed	(5,720)	(4,124)	(51,318)	(41,258)
Change in Class R6 Shares	11,283	3,156	(22,834)	(14,262)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan International Equity Funds	October 31, 2025

	JPMorgan Emerging Markets Research Enhanced Equity Fund		JPMorgan Europe Dynamic Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$—	$35,566	$3,881
Distributions reinvested	—	—	2,610	2,182
Cost of shares redeemed	—	—	(22,485)	(10,297)
Change in net assets resulting from Class A capital transactions	—	—	15,691	(4,234)
Class C
Proceeds from shares issued	—	—	2,885	91
Distributions reinvested	—	—	34	36
Cost of shares redeemed	—	—	(1,362)	(1,527)
Change in net assets resulting from Class C capital transactions	—	—	1,557	(1,400)
Class I
Proceeds from shares issued	90,838	112,941	79,594	16,553
Distributions reinvested	5,501	6,247	4,020	3,221
Cost of shares redeemed	(86,183)	(60,063)	(33,748)	(20,938)
Change in net assets resulting from Class I capital transactions	10,156	59,125	49,866	(1,164)
Class L
Proceeds from shares issued	—	—	2,288	515
Distributions reinvested	—	—	292	243
Cost of shares redeemed	—	—	(1,530)	(1,416)
Change in net assets resulting from Class L capital transactions	—	—	1,050	(658)
Class R6
Proceeds from shares issued	186,947	467,274	7,647	3,695
Distributions reinvested	43,825	53,457	11,901	11,541
Cost of shares redeemed	(924,303)	(410,306)	(76,017)	(95,666)
Change in net assets resulting from Class R6 capital transactions	(693,531)	110,425	(56,469)	(80,430)
Total change in net assets resulting from capital transactions	$(683,375)	$169,550	$11,695	$(87,886)
SHARE TRANSACTIONS:
Class A
Issued	—	—	980	125
Reinvested	—	—	88	75
Redeemed	—	—	(636)	(332)
Change in Class A Shares	—	—	432	(132)
Class C
Issued	—	—	90	2
Reinvested	—	—	1	1
Redeemed	—	—	(42)	(56)
Change in Class C Shares	—	—	49	(53)
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	41

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Emerging Markets Research Enhanced Equity Fund		JPMorgan Europe Dynamic Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
SHARE TRANSACTIONS: (continued)
Class I
Issued	4,945	7,064	2,159	511
Reinvested	337	415	133	108
Redeemed	(4,666)	(3,715)	(928)	(663)
Change in Class I Shares	616	3,764	1,364	(44)
Class L
Issued	—	—	61	16
Reinvested	—	—	10	8
Redeemed	—	—	(41)	(44)
Change in Class L Shares	—	—	30	(20)
Class R6
Issued	10,952	28,681	191	124
Reinvested	2,704	3,573	392	385
Redeemed	(50,288)	(25,890)	(2,096)	(2,944)
Change in Class R6 Shares	(36,632)	6,364	(1,513)	(2,435)
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan International Equity Funds	October 31, 2025

	JPMorgan International Equity Fund		JPMorgan International Focus Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$73,487	$68,919	$63,484	$69,881
Distributions reinvested	11,100	7,875	9,862	6,030
Cost of shares redeemed	(73,747)	(72,374)	(74,770)	(62,276)
Change in net assets resulting from Class A capital transactions	10,840	4,420	(1,424)	13,635
Class C
Proceeds from shares issued	6,369	777	799	1,184
Distributions reinvested	87	76	206	125
Cost of shares redeemed	(3,042)	(2,392)	(3,788)	(5,516)
Change in net assets resulting from Class C capital transactions	3,414	(1,539)	(2,783)	(4,207)
Class I
Proceeds from shares issued	232,394	228,483	109,290	124,040
Distributions reinvested	22,560	18,106	14,993	11,004
Cost of shares redeemed	(394,325)	(351,725)	(262,848)	(180,513)
Change in net assets resulting from Class I capital transactions	(139,371)	(105,136)	(138,565)	(45,469)
Class R2
Proceeds from shares issued	1,304	989	3,699	1,647
Distributions reinvested	78	4	87	29
Cost of shares redeemed	(1,718)	(1,064)	(1,545)	(256)
Change in net assets resulting from Class R2 capital transactions	(336)	(71)	2,241	1,420
Class R5
Proceeds from shares issued	1,115	884	237	251
Distributions reinvested	181	153	54	41
Cost of shares redeemed	(3,217)	(2,579)	(565)	(682)
Change in net assets resulting from Class R5 capital transactions	(1,921)	(1,542)	(274)	(390)
Class R6
Proceeds from shares issued	1,069,155	424,215	67,338	85,161
Distributions reinvested	97,497	74,307	17,427	11,840
Cost of shares redeemed	(676,427)	(740,942)	(108,069)	(121,272)
Change in net assets resulting from Class R6 capital transactions	490,225	(242,420)	(23,304)	(24,271)
Total change in net assets resulting from capital transactions	$362,851	$(346,288)	$(164,109)	$(59,282)
SHARE TRANSACTIONS:
Class A
Issued	3,549	3,579	2,375	2,800
Reinvested	607	437	408	255
Redeemed	(3,614)	(3,768)	(2,829)	(2,481)
Change in Class A Shares	542	248	(46)	574
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	43

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan International Equity Fund		JPMorgan International Focus Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
SHARE TRANSACTIONS: (continued)
Class C
Issued	318	42	29	48
Reinvested	5	5	9	5
Redeemed	(154)	(131)	(143)	(228)
Change in Class C Shares	169	(84)	(105)	(175)
Class I
Issued	11,214	11,696	4,054	4,903
Reinvested	1,213	986	611	460
Redeemed	(18,513)	(17,846)	(9,802)	(7,101)
Change in Class I Shares	(6,086)	(5,164)	(5,137)	(1,738)
Class R2
Issued	65	53	147	67
Reinvested	4	— (a)	4	1
Redeemed	(83)	(56)	(58)	(10)
Change in Class R2 Shares	(14)	(3)	93	58
Class R5
Issued	52	46	8	10
Reinvested	10	8	2	2
Redeemed	(140)	(132)	(21)	(27)
Change in Class R5 Shares	(78)	(78)	(11)	(15)
Class R6
Issued	50,827	21,569	2,500	3,345
Reinvested	5,228	4,038	711	495
Redeemed	(32,488)	(37,681)	(3,903)	(4,723)
Change in Class R6 Shares	23,567	(12,074)	(692)	(883)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan International Equity Funds	October 31, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

45

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Developed International Value Fund
Class A
Year Ended October 31, 2025	$14.53	$0.53 (d)	$4.25	$4.78	$(0.59)
Year Ended October 31, 2024	12.37	0.48	2.33	2.81	(0.65)
Year Ended October 31, 2023	10.57	0.53 (e)	1.70	2.23	(0.43)
Year Ended October 31, 2022	13.46	0.44	(2.72)	(2.28)	(0.61)
Year Ended October 31, 2021	9.46	0.43 (f)	3.89	4.32	(0.32)
Class C
Year Ended October 31, 2025	14.09	0.39 (d)	4.18	4.57	(0.49)
Year Ended October 31, 2024	11.99	0.39	2.27	2.66	(0.56)
Year Ended October 31, 2023	10.23	0.46 (e)	1.65	2.11	(0.35)
Year Ended October 31, 2022	13.02	0.35	(2.62)	(2.27)	(0.52)
Year Ended October 31, 2021	9.14	0.33 (f)	3.79	4.12	(0.24)
Class I
Year Ended October 31, 2025	15.01	0.63 (d)	4.35	4.98	(0.63)
Year Ended October 31, 2024	12.76	0.54	2.39	2.93	(0.68)
Year Ended October 31, 2023	10.88	0.58 (e)	1.75	2.33	(0.45)
Year Ended October 31, 2022	13.84	0.49	(2.81)	(2.32)	(0.64)
Year Ended October 31, 2021	9.72	0.47 (f)	3.99	4.46	(0.34)
Class L
Year Ended October 31, 2025	14.93	0.61 (d)	4.35	4.96	(0.64)
Year Ended October 31, 2024	12.69	0.55	2.38	2.93	(0.69)
Year Ended October 31, 2023	10.83	0.59 (e)	1.74	2.33	(0.47)
Year Ended October 31, 2022	13.78	0.49	(2.79)	(2.30)	(0.65)
Year Ended October 31, 2021	9.66	0.47 (f)	3.99	4.46	(0.34)
Class R2
Year Ended October 31, 2025	14.24	0.48 (d)	4.15	4.63	(0.54)
Year Ended October 31, 2024	12.14	0.43	2.28	2.71	(0.61)
Year Ended October 31, 2023	10.37	0.48 (e)	1.68	2.16	(0.39)
Year Ended October 31, 2022	13.22	0.40	(2.68)	(2.28)	(0.57)
Year Ended October 31, 2021	9.29	0.39 (f)	3.82	4.21	(0.28)
Class R5
Year Ended October 31, 2025	14.84	0.59 (d)	4.34	4.93	(0.64)
Year Ended October 31, 2024	12.62	0.55	2.34	2.89	(0.67)
Year Ended October 31, 2023	10.75	0.71 (e)	1.63	2.34	(0.47)
Year Ended October 31, 2022	13.67	0.52	(2.80)	(2.28)	(0.64)
Year Ended October 31, 2021	9.60	0.41 (f)	4.02	4.43	(0.36)
Class R6
Year Ended October 31, 2025	14.84	0.62 (d)	4.32	4.94	(0.65)
Year Ended October 31, 2024	12.62	0.56	2.36	2.92	(0.70)
Year Ended October 31, 2023	10.77	0.60 (e)	1.73	2.33	(0.48)
Year Ended October 31, 2022	13.71	0.50	(2.77)	(2.27)	(0.67)
Year Ended October 31, 2021	9.62	0.49 (f)	3.97	4.46	(0.37)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.53, $0.39, $0.63, $0.61, $0.48, $0.59 and $0.62 for Class A, Class C, Class I, Class L, Class R2, Class R5 and Class R6,
respectively, and the net investment income (loss) ratios would have been 3.25%, 2.39%, 3.54%, 3.59%, 3.00%, 3.39% and 3.70% for Class A, Class C, Class I,
Class L, Class R2, Class R5 and Class R6, respectively.

(e)
Reflects income from foreign withholding tax claims, including related interest income, less IRS compliance fees. Had the Fund not received these proceeds, the net investment income (loss) per share would have been $0.46, $0.39, $0.51, $0.52, $0.41, $0.64 and $0.53 for Class A, Class C, Class I, Class L, Class R2, Class R5
and Class R6, respectively, and the net investment income (loss) ratios would have been 3.73%, 3.27%, 3.96%, 4.09%, 3.42%, 5.07% and 4.20% for Class A,
Class C, Class I, Class L, Class R2, Class R5 and Class R6, respectively.

(f)
Reflects income from foreign withholding tax claims, including related interest income, less IRS compliance fees. Without these proceeds, the net investment income (loss) per share would have been $0.38, $0.28, $0.42, $0.41, $0.34, $0.35 and $0.44 for Class A, Class C, Class I, Class L, Class R2, Class R5, and
Class R6,respectively, and the net investment income (loss) ratios would have been 3.00%, 2.26%, 3.19%, 3.23%, 2.72%, 2.80% and 3.44% for Class A, Class C,
Class I, Class L, Class R2, Class R5, and Class R6, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan International Equity Funds	October 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$18.72	34.40%	$428,883	0.99%	3.26%(d)	1.20%	29%
14.53	23.40	252,963	1.00	3.42	1.22	50
12.37	21.38	201,868	0.99	4.29 (e)	1.26	34
10.57	(17.56)	160,039	0.98	3.71	1.23	26
13.46	46.20	187,774	1.00	3.39 (f)	1.24	33

18.17	33.74	3,902	1.49	2.40 (d)	1.77	29
14.09	22.77	1,424	1.50	2.90	1.80	50
11.99	20.89	1,631	1.49	3.83 (e)	1.80	34
10.23	(18.04)	1,791	1.49	3.01	1.76	26
13.02	45.54	3,923	1.50	2.70 (f)	1.77	33

19.36	34.77	872,877	0.74	3.55 (d)	0.94	29
15.01	23.71	84,963	0.75	3.70	0.97	50
12.76	21.77	42,728	0.74	4.52 (e)	1.01	34
10.88	(17.38)	29,816	0.73	4.00	0.98	26
13.84	46.51	39,188	0.75	3.58 (f)	0.99	33

19.25	34.82	13,925	0.64	3.60 (d)	0.79	29
14.93	23.85	8,176	0.65	3.83	0.82	50
12.69	21.83	6,205	0.65	4.65 (e)	0.86	34
10.83	(17.31)	5,451	0.63	4.04	0.83	26
13.78	46.77	7,042	0.66	3.66 (f)	0.84	33

18.33	33.96	970	1.29	3.01 (d)	1.54	29
14.24	22.98	637	1.30	3.16	1.59	50
12.14	21.16	511	1.29	3.98 (e)	1.60	34
10.37	(17.88)	454	1.28	3.41	1.58	26
13.22	45.84	514	1.30	3.14 (f)	1.59	33

19.13	34.91	1,436	0.64	3.40 (d)	0.79	29
14.84	23.66	312	0.64	3.79	0.82	50
12.62	22.09	49	0.65	5.63 (e)	0.86	34
10.75	(17.31)	29	0.63	4.23	0.83	26
13.67	46.74	67	0.65	3.24 (f)	0.85	33

19.13	34.96	588,976	0.54	3.71 (d)	0.70	29
14.84	23.95	289,407	0.55	3.93	0.72	50
12.62	21.99	206,267	0.54	4.76 (e)	0.76	34
10.77	(17.23)	160,297	0.52	4.19	0.72	26
13.71	46.99	158,191	0.55	3.83 (f)	0.73	33

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	47

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Emerging Markets Equity Fund
Class A
Year Ended October 31, 2025	$30.70	$0.23	$10.03	$10.26	$(0.35)	$—	$(0.35)
Year Ended October 31, 2024	26.20	0.29	4.57	4.86	(0.36)	—	(0.36)
Year Ended October 31, 2023	23.85	0.15	2.23	2.38	(0.03)	—	(0.03)
Year Ended October 31, 2022	40.54	0.06	(15.42)	(15.36)	(0.07)	(1.26)	(1.33)
Year Ended October 31, 2021	36.44	(0.14)	4.24	4.10	—	—	—
Class C
Year Ended October 31, 2025	29.28	0.07	9.58	9.65	(0.15)	—	(0.15)
Year Ended October 31, 2024	24.97	0.13	4.37	4.50	(0.19)	—	(0.19)
Year Ended October 31, 2023	22.82	—	2.15	2.15	—	—	—
Year Ended October 31, 2022	38.96	(0.10)	(14.78)	(14.88)	—	(1.26)	(1.26)
Year Ended October 31, 2021	35.20	(0.34)	4.10	3.76	—	—	—
Class I
Year Ended October 31, 2025	31.53	0.32	10.29	10.61	(0.42)	—	(0.42)
Year Ended October 31, 2024	26.90	0.37	4.69	5.06	(0.43)	—	(0.43)
Year Ended October 31, 2023	24.48	0.22	2.30	2.52	(0.10)	—	(0.10)
Year Ended October 31, 2022	41.60	0.12	(15.81)	(15.69)	(0.17)	(1.26)	(1.43)
Year Ended October 31, 2021	37.34	(0.04)	4.34	4.30	(0.04)	—	(0.04)
Class L
Year Ended October 31, 2025	31.78	0.27	10.46	10.73	(0.46)	—	(0.46)
Year Ended October 31, 2024	27.11	0.40	4.73	5.13	(0.46)	—	(0.46)
Year Ended October 31, 2023	24.70	0.26	2.30	2.56	(0.15)	—	(0.15)
Year Ended October 31, 2022	41.96	0.17	(15.95)	(15.78)	(0.22)	(1.26)	(1.48)
Year Ended October 31, 2021	37.64	0.01	4.37	4.38	(0.06)	—	(0.06)
Class R2
Year Ended October 31, 2025	30.16	0.10	9.91	10.01	(0.21)	—	(0.21)
Year Ended October 31, 2024	25.76	0.19	4.50	4.69	(0.29)	—	(0.29)
Year Ended October 31, 2023	23.49	0.07	2.20	2.27	—	—	—
Year Ended October 31, 2022	39.99	(0.02)	(15.22)	(15.24)	—	(1.26)	(1.26)
Year Ended October 31, 2021	36.06	(0.26)	4.19	3.93	—	—	—
Class R3
Year Ended October 31, 2025	30.41	0.21	9.94	10.15	(0.35)	—	(0.35)
Year Ended October 31, 2024	25.97	0.27	4.53	4.80	(0.36)	—	(0.36)
Year Ended October 31, 2023	23.67	0.13	2.22	2.35	(0.05)	—	(0.05)
Year Ended October 31, 2022	40.30	0.06	(15.32)	(15.26)	(0.11)	(1.26)	(1.37)
Year Ended October 31, 2021	36.25	(0.15)	4.20	4.05	—	—	—
Class R4
Year Ended October 31, 2025	31.37	0.32	10.22	10.54	(0.40)	—	(0.40)
Year Ended October 31, 2024	26.77	0.35	4.67	5.02	(0.42)	—	(0.42)
Year Ended October 31, 2023	24.39	0.21	2.28	2.49	(0.11)	—	(0.11)
Year Ended October 31, 2022	41.45	0.13	(15.77)	(15.64)	(0.16)	(1.26)	(1.42)
Year Ended October 31, 2021	37.20	(0.05)	4.32	4.27	(0.02)	—	(0.02)
Class R5
Year Ended October 31, 2025	31.76	0.39	10.34	10.73	(0.46)	—	(0.46)
Year Ended October 31, 2024	27.10	0.40	4.73	5.13	(0.47)	—	(0.47)
Year Ended October 31, 2023	24.69	0.26	2.31	2.57	(0.16)	—	(0.16)
Year Ended October 31, 2022	41.88	0.18	(15.96)	(15.78)	(0.15)	(1.26)	(1.41)
Year Ended October 31, 2021	37.56	0.01	4.36	4.37	(0.05)	—	(0.05)
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan International Equity Funds	October 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$40.61	33.83%	$374,199	1.24%	0.69%	1.32%	55%
30.70	18.69	324,604	1.24	0.97	1.31	36
26.20	9.96	331,397	1.24	0.52	1.31	29
23.85	(39.06)	358,077	1.25	0.19	1.33	18
40.54	11.25	702,288	1.24	(0.33)	1.30	25

38.78	33.17	18,931	1.74	0.21	1.83	55
29.28	18.10	23,038	1.74	0.46	1.82	36
24.97	9.42	28,563	1.74	(0.01)	1.82	29
22.82	(39.36)	35,997	1.75	(0.35)	1.83	18
38.96	10.68	82,409	1.74	(0.83)	1.80	25

41.72	34.17	1,653,181	0.99	0.93	1.06	55
31.53	18.97	1,402,636	0.99	1.21	1.06	36
26.90	10.29	1,610,205	0.99	0.77	1.06	29
24.48	(38.92)	1,871,401	1.00	0.37	1.07	18
41.60	11.51	4,753,438	0.99	(0.09)	1.05	25

42.05	34.30	2,883,527	0.89	0.78	0.91	55
31.78	19.11	1,073,811	0.89	1.31	0.90	36
27.11	10.35	1,195,188	0.89	0.88	0.91	29
24.70	(38.84)	1,282,832	0.90	0.53	0.92	18
41.96	11.63	2,598,326	0.89	0.02	0.90	25

39.96	33.43	616	1.54	0.32	1.79	55
30.16	18.32	481	1.54	0.64	1.85	36
25.76	9.66	471	1.54	0.26	1.84	29
23.49	(39.24)	407	1.55	(0.07)	1.83	18
39.99	10.90	585	1.54	(0.63)	1.78	25

40.21	33.80	3,473	1.29	0.67	1.32	55
30.41	18.62	13,321	1.29	0.93	1.31	36
25.97	9.91	11,548	1.29	0.47	1.31	29
23.67	(39.08)	11,182	1.30	0.19	1.32	18
40.30	11.17	14,918	1.29	(0.36)	1.30	25

41.51	34.09	2,359	1.04	0.97	1.07	55
31.37	18.91	2,642	1.04	1.17	1.07	36
26.77	10.21	2,516	1.04	0.73	1.07	29
24.39	(38.93)	2,485	1.05	0.43	1.08	18
41.45	11.48	3,810	1.04	(0.12)	1.06	25

42.03	34.33	7,914	0.89	1.19	0.92	55
31.76	19.10	15,537	0.89	1.32	0.92	36
27.10	10.37	13,585	0.89	0.90	0.92	29
24.69	(38.86)	12,712	0.90	0.55	0.93	18
41.88	11.64	20,676	0.89	0.02	0.91	25
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	49

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Emerging Markets Equity Fund (continued)
Class R6
Year Ended October 31, 2025	$31.75	$0.39	$10.35	$10.74	$(0.49)	$—	$(0.49)
Year Ended October 31, 2024	27.09	0.43	4.73	5.16	(0.50)	—	(0.50)
Year Ended October 31, 2023	24.69	0.28	2.31	2.59	(0.19)	—	(0.19)
Year Ended October 31, 2022	41.95	0.21	(15.95)	(15.74)	(0.26)	(1.26)	(1.52)
Year Ended October 31, 2021	37.61	0.05	4.37	4.42	(0.08)	—	(0.08)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan International Equity Funds	October 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$42.00	34.43%	$4,468,905	0.79%	1.15%	0.81%	55%
31.75	19.22	4,103,129	0.79	1.41	0.81	36
27.09	10.46	3,887,241	0.79	0.98	0.81	29
24.69	(38.78)	3,579,903	0.80	0.67	0.82	18
41.95	11.75	5,659,334	0.79	0.11	0.80	25

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	51

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Emerging Markets Research Enhanced Equity Fund
Class I
Year Ended October 31, 2025	$17.15	$0.42	$4.45	$4.87	$(0.37)	$—	$(0.37)
Year Ended October 31, 2024	14.48	0.40	2.73	3.13	(0.46)	—	(0.46)
Year Ended October 31, 2023	13.34	0.34	1.15	1.49	(0.35)	—	(0.35)
Year Ended October 31, 2022	20.87	0.48	(6.96)	(6.48)	(0.52)	(0.53)	(1.05)
Year Ended October 31, 2021	18.11	0.51	2.56	3.07	(0.31)	—	(0.31)
Class R6
Year Ended October 31, 2025	17.06	0.43	4.44	4.87	(0.39)	—	(0.39)
Year Ended October 31, 2024	14.41	0.41	2.72	3.13	(0.48)	—	(0.48)
Year Ended October 31, 2023	13.27	0.36	1.14	1.50	(0.36)	—	(0.36)
Year Ended October 31, 2022	20.77	0.45	(6.88)	(6.43)	(0.54)	(0.53)	(1.07)
Year Ended October 31, 2021	18.01	0.42	2.65	3.07	(0.31)	—	(0.31)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Interest expense is 0.02%.
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan International Equity Funds	October 31, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$21.65	29.13%	$327,393	0.45%	2.31%	0.69%	48%
17.15	22.07	248,762	0.45	2.47	0.68	40
14.48	11.13	155,553	0.47 (d)	2.21	0.70	29
13.34	(32.53)	171,538	0.45	3.00	0.68	34
20.87	16.95	5,435	0.45	2.36	0.69	53

21.54	29.29	1,657,405	0.35	2.43	0.43	48
17.06	22.17	1,937,760	0.35	2.52	0.41	40
14.41	11.29	1,544,778	0.37 (d)	2.33	0.44	29
13.27	(32.48)	2,479,030	0.35	2.62	0.40	34
20.77	17.09	3,787,953	0.35	1.97	0.40	53

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	53

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Europe Dynamic Fund
Class A
Year Ended October 31, 2025	$32.56	$0.77 (d)	$7.36	$8.13	$(1.13)
Year Ended October 31, 2024	26.68	0.60	6.17	6.77	(0.89)
Year Ended October 31, 2023	23.70	0.49 (e)	2.69	3.18	(0.20)
Year Ended October 31, 2022	30.91	0.36	(6.95)	(6.59)	(0.62)
Year Ended October 31, 2021	21.64	0.40 (f)	9.14	9.54	(0.27)
Class C
Year Ended October 31, 2025	28.86	0.52 (d)	6.54	7.06	(0.92)
Year Ended October 31, 2024	23.50	0.34	5.52	5.86	(0.50)
Year Ended October 31, 2023	20.85	0.33 (e)	2.36	2.69	(0.04)
Year Ended October 31, 2022	27.25	0.20	(6.13)	(5.93)	(0.47)
Year Ended October 31, 2021	19.10	0.22 (f)	8.08	8.30	(0.15)
Class I
Year Ended October 31, 2025	33.32	0.90 (d)	7.50	8.40	(1.21)
Year Ended October 31, 2024	27.28	0.69	6.31	7.00	(0.96)
Year Ended October 31, 2023	24.20	0.58 (e)	2.74	3.32	(0.24)
Year Ended October 31, 2022	31.57	0.24	(6.88)	(6.64)	(0.73)
Year Ended October 31, 2021	22.10	0.47 (f)	9.33	9.80	(0.33)
Class L
Year Ended October 31, 2025	33.88	0.96 (d)	7.63	8.59	(1.25)
Year Ended October 31, 2024	27.71	0.73	6.43	7.16	(0.99)
Year Ended October 31, 2023	24.54	0.75 (e)	2.64	3.39	(0.22)
Year Ended October 31, 2022	31.99	0.52	(7.22)	(6.70)	(0.75)
Year Ended October 31, 2021	22.38	0.54 (f)	9.44	9.98	(0.37)
Class R6
Year Ended October 31, 2025	33.62	0.98 (d)	7.56	8.54	(1.28)
Year Ended October 31, 2024	27.52	0.74	6.40	7.14	(1.04)
Year Ended October 31, 2023	24.44	0.66 (e)	2.75	3.41	(0.33)
Year Ended October 31, 2022	31.86	0.49	(7.13)	(6.64)	(0.78)
Year Ended October 31, 2021	22.29	0.55 (f)	9.41	9.96	(0.39)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)
Reflects income from foreign withholding tax claims, including related interest income, less IRS compliance fees. Had the Fund not received these proceeds, the net investment income (loss) per share would have been $0.67, $0.43, $0.80, $0.86 and $0.88 for Class A, Class C, Class I, Class L and Class R6, respectively, and the net investment income (loss) ratios would have been 1.90%, 1.33%, 2.18%, 2.32% and 2.45% for Class A, Class C, Class I, Class L and Class R6, respectively.

(e)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.47, $0.31, $0.56, $0.73 and $0.64 for Class A, Class C, Class I, Class L and Class R6, respectively, and the net investment income (loss) ratios would have been 1.69%, 1.28%, 1.98%, 2.54% and 2.24% for Class A, Class C, Class I, Class L and Class R6, respectively.

(f)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.38, $0.20, $0.45, $0.52 and $0.53 for Class A, Class C, Class I, Class L and Class R6, respectively, and the net investment income (loss) ratios would have been 1.29%, 0.78%, 1.44%, 1.70% and 1.75% for Class A, Class C, Class I, Class L and Class R6, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan International Equity Funds	October 31, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$39.56	26.13%	$113,516	1.24%	2.18%(d)	1.25%	102%
32.56	25.78	79,387	1.24	1.89	1.29	95
26.68	13.44	68,564	1.24	1.76 (e)	1.26	102
23.70	(21.70)	64,573	1.25	1.37	1.28	75
30.91	44.30	88,315	1.24	1.37 (f)	1.26	92

35.00	25.51	3,177	1.73	1.61 (d)	1.80	102
28.86	25.16	1,233	1.74	1.24	1.85	95
23.50	12.89	2,224	1.74	1.35 (e)	1.79	102
20.85	(22.09)	5,096	1.75	0.82	1.78	75
27.25	43.56	11,313	1.74	0.86 (f)	1.77	92

40.51	26.44	199,904	0.98	2.46 (d)	0.99	102
33.32	26.09	118,987	0.99	2.14	1.02	95
27.28	13.74	98,625	0.99	2.05 (e)	1.00	102
24.20	(21.48)	83,608	0.98	0.81	1.00	75
31.57	44.61	443,053	0.98	1.52 (f)	0.99	92

41.22	26.61	11,066	0.84	2.60 (d)	0.85	102
33.88	26.25	8,051	0.88	2.23	0.88	95
27.71	13.86	7,155	0.84	2.61 (e)	0.85	102
24.54	(21.39)	15,568	0.85	1.87	0.86	75
31.99	44.88	86,054	0.84	1.78 (f)	0.85	92

40.88	26.73	317,056	0.73	2.73 (d)	0.74	102
33.62	26.39	311,605	0.76	2.29	0.77	95
27.52	14.00	322,107	0.74	2.31 (e)	0.75	102
24.44	(21.31)	370,736	0.75	1.81	0.76	75
31.86	45.01	445,783	0.74	1.83 (f)	0.75	92

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	55

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan International Equity Fund
Class A
Year Ended October 31, 2025	$19.38	$0.37 (d)	$3.38	$3.75	$(0.52)	$—	$(0.52)
Year Ended October 31, 2024	16.54	0.34	2.87	3.21	(0.37)	—	(0.37)
Year Ended October 31, 2023	14.75	0.33 (e)	1.85	2.18	(0.39)	—	(0.39)
Year Ended October 31, 2022	21.63	0.31	(5.83)	(5.52)	(0.37)	(0.99)	(1.36)
Year Ended October 31, 2021	16.47	0.30 (f)	5.04	5.34	(0.18)	—	(0.18)
Class C
Year Ended October 31, 2025	18.22	0.24 (d)	3.20	3.44	(0.40)	—	(0.40)
Year Ended October 31, 2024	15.54	0.23	2.71	2.94	(0.26)	—	(0.26)
Year Ended October 31, 2023	13.87	0.24 (e)	1.73	1.97	(0.30)	—	(0.30)
Year Ended October 31, 2022	20.41	0.20	(5.48)	(5.28)	(0.27)	(0.99)	(1.26)
Year Ended October 31, 2021	15.53	0.18 (f)	4.77	4.95	(0.07)	—	(0.07)
Class I
Year Ended October 31, 2025	19.76	0.42 (d)	3.46	3.88	(0.57)	—	(0.57)
Year Ended October 31, 2024	16.86	0.39	2.93	3.32	(0.42)	—	(0.42)
Year Ended October 31, 2023	15.04	0.38 (e)	1.88	2.26	(0.44)	—	(0.44)
Year Ended October 31, 2022	22.02	0.38	(5.95)	(5.57)	(0.42)	(0.99)	(1.41)
Year Ended October 31, 2021	16.76	0.36 (f)	5.13	5.49	(0.23)	—	(0.23)
Class R2
Year Ended October 31, 2025	19.40	0.32 (d)	3.38	3.70	(0.46)	—	(0.46)
Year Ended October 31, 2024	16.28	0.29	2.85	3.14	(0.02)	—	(0.02)
Year Ended October 31, 2023	14.53	0.38 (e)	1.71	2.09	(0.34)	—	(0.34)
Year Ended October 31, 2022	21.31	0.25	(5.74)	(5.49)	(0.30)	(0.99)	(1.29)
Year Ended October 31, 2021	16.31	0.23 (f)	4.99	5.22	(0.22)	—	(0.22)
Class R5
Year Ended October 31, 2025	19.89	0.45 (d)	3.48	3.93	(0.59)	—	(0.59)
Year Ended October 31, 2024	16.96	0.42	2.94	3.36	(0.43)	—	(0.43)
Year Ended October 31, 2023	15.13	0.38 (e)	1.91	2.29	(0.46)	—	(0.46)
Year Ended October 31, 2022	22.14	0.38	(5.96)	(5.58)	(0.44)	(0.99)	(1.43)
Year Ended October 31, 2021	16.85	0.39 (f)	5.15	5.54	(0.25)	—	(0.25)
Class R6
Year Ended October 31, 2025	19.85	0.47 (d)	3.46	3.93	(0.61)	—	(0.61)
Year Ended October 31, 2024	16.93	0.43	2.94	3.37	(0.45)	—	(0.45)
Year Ended October 31, 2023	15.10	0.41 (e)	1.89	2.30	(0.47)	—	(0.47)
Year Ended October 31, 2022	22.10	0.39	(5.94)	(5.55)	(0.46)	(0.99)	(1.45)
Year Ended October 31, 2021	16.81	0.42 (f)	5.13	5.55	(0.26)	—	(0.26)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.35, $0.22, $0.40, $0.30, $0.43 and $0.45 for Class A, Class C, Class I, Class R2, Class R5 and Class R6, respectively, and the net investment income (loss) ratios would have been 1.71%, 1.16%, 1.91%, 1.46%, 2.07% and 2.16% for Class A, Class C, Class I, Class R2, Class R5 and Class R6,
respectively.

(e)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.32, $0.23, $0.37, $0.37, $0.37 and $0.40 for Class A, Class C, Class I, Class R2, Class R5 and Class R6, respectively, and the net investment income (loss) ratios would have been 1.85%, 1.39%, 2.08%, 2.20%, 2.07% and 2.29% for Class A, Class C, Class I, Cass R2, Class R5 and Class R6,
respectively.

(f)
Reflects income from foreign withholding tax claims. Had the Fund not received these proceeds, the net investment income (loss) per share and the net investment income (loss) ratios for each share class would have remained the same.

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan International Equity Funds	October 31, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$22.61	20.00%	$498,099	0.95%	1.79%(d)	1.11%	44%
19.38	19.61	416,325	0.95	1.75	1.11	39
16.54	14.88	351,211	0.95	1.91 (e)	1.11	45
14.75	(27.15)	304,284	0.95	1.76	1.11	31
21.63	32.56	433,033	0.95	1.47 (f)	1.11	35

21.26	19.42	8,356	1.45	1.24 (d)	1.63	44
18.22	19.04	4,084	1.45	1.25	1.63	39
15.54	14.24	4,792	1.45	1.45 (e)	1.63	45
13.87	(27.51)	6,191	1.45	1.23	1.64	31
20.41	31.94	10,899	1.45	0.91 (f)	1.62	35

23.07	20.32	746,644	0.70	1.99 (d)	0.86	44
19.76	19.89	759,786	0.70	1.99	0.86	39
16.86	15.09	735,195	0.70	2.14 (e)	0.86	45
15.04	(26.95)	513,812	0.70	2.16	0.86	31
22.02	32.94	584,191	0.70	1.71 (f)	0.86	35

22.64	19.62	3,627	1.25	1.54 (d)	1.36	44
19.40	19.30	3,371	1.25	1.49	1.62	39
16.28	14.46	2,888	1.25	2.26 (e)	1.51	45
14.53	(27.36)	16,764	1.25	1.46	1.46	31
21.31	32.18	24,598	1.25	1.13 (f)	1.47	35

23.23	20.46	5,329	0.60	2.15 (d)	0.71	44
19.89	20.02	6,102	0.60	2.11	0.71	39
16.96	15.20	6,539	0.60	2.13 (e)	0.71	45
15.13	(26.88)	8,328	0.60	2.13	0.71	31
22.14	33.04	10,463	0.60	1.85 (f)	0.71	35

23.17	20.54	4,161,925	0.50	2.24 (d)	0.61	44
19.85	20.14	3,097,141	0.50	2.18	0.60	39
16.93	15.35	2,845,622	0.50	2.35 (e)	0.60	45
15.10	(26.81)	2,961,811	0.50	2.22	0.61	31
22.10	33.20	3,782,533	0.50	1.98 (f)	0.60	35

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	57

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan International Focus Fund
Class A
Year Ended October 31, 2025	$25.35	$0.36	$5.19	$5.55	$(0.70)
Year Ended October 31, 2024	21.73	0.37	3.69	4.06	(0.44)
Year Ended October 31, 2023	19.58	0.38	2.50	2.88	(0.73)
Year Ended October 31, 2022	27.55	0.41	(7.95)	(7.54)	(0.43)
Year Ended October 31, 2021	22.07	0.35 (d)	5.32	5.67	(0.19)
Class C
Year Ended October 31, 2025	24.98	0.22	5.13	5.35	(0.54)
Year Ended October 31, 2024	21.36	0.24	3.63	3.87	(0.25)
Year Ended October 31, 2023	19.23	0.27	2.45	2.72	(0.59)
Year Ended October 31, 2022	27.06	0.29	(7.83)	(7.54)	(0.29)
Year Ended October 31, 2021	21.68	0.20 (d)	5.24	5.44	(0.06)
Class I
Year Ended October 31, 2025	25.77	0.43	5.28	5.71	(0.76)
Year Ended October 31, 2024	22.08	0.44	3.74	4.18	(0.49)
Year Ended October 31, 2023	19.88	0.44	2.54	2.98	(0.78)
Year Ended October 31, 2022	27.95	0.47	(8.06)	(7.59)	(0.48)
Year Ended October 31, 2021	22.39	0.42 (d)	5.39	5.81	(0.25)
Class R2
Year Ended October 31, 2025	25.10	0.29	5.11	5.40	(0.67)
Year Ended October 31, 2024	21.53	0.29	3.66	3.95	(0.38)
Year Ended October 31, 2023	19.40	0.31	2.49	2.80	(0.67)
Year Ended October 31, 2022	27.25	0.34	(7.89)	(7.55)	(0.30)
Year Ended October 31, 2021	21.85	0.27 (d)	5.26	5.53	(0.13)
Class R5
Year Ended October 31, 2025	25.78	0.46	5.27	5.73	(0.79)
Year Ended October 31, 2024	22.07	0.46	3.75	4.21	(0.50)
Year Ended October 31, 2023	19.89	0.52	2.48	3.00	(0.82)
Year Ended October 31, 2022	27.96	0.49	(8.06)	(7.57)	(0.50)
Year Ended October 31, 2021	22.38	0.44 (d)	5.40	5.84	(0.26)
Class R6
Year Ended October 31, 2025	25.80	0.49	5.26	5.75	(0.81)
Year Ended October 31, 2024	22.10	0.49	3.74	4.23	(0.53)
Year Ended October 31, 2023	19.90	0.49	2.54	3.03	(0.83)
Year Ended October 31, 2022	27.98	0.39	(7.94)	(7.55)	(0.53)
Year Ended October 31, 2021	22.40	0.46 (d)	5.40	5.86	(0.28)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)
Reflects income from foreign withholding tax claims. Had the Fund not received these proceeds, the net investment income (loss) per share and the net investment income (loss) ratios for each share class would have remained the same.

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan International Equity Funds	October 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$30.20	22.58%	$432,931	1.00%	1.34%	1.23%	55%
25.35	18.81	364,538	1.00	1.47	1.22	45
21.73	14.82	300,017	1.00	1.69	1.21	36
19.58	(27.75)	237,262	1.00	1.75	1.24	30
27.55	25.74	337,503	1.00	1.31 (d)	1.21	32

29.79	21.97	8,608	1.50	0.84	1.77	55
24.98	18.22	9,848	1.50	0.96	1.76	45
21.36	14.24	12,146	1.50	1.22	1.74	36
19.23	(28.13)	14,034	1.50	1.26	1.76	30
27.06	25.11	24,272	1.50	0.77 (d)	1.72	32

30.72	22.90	540,777	0.75	1.58	0.97	55
25.77	19.09	586,039	0.75	1.73	0.97	45
22.08	15.12	540,456	0.75	1.93	0.97	36
19.88	(27.56)	433,591	0.75	1.99	0.99	30
27.95	26.04	832,039	0.75	1.54 (d)	0.96	32

29.83	22.19	6,321	1.30	1.10	1.50	55
25.10	18.46	2,988	1.30	1.14	1.54	45
21.53	14.50	1,311	1.30	1.39	1.51	36
19.40	(27.97)	1,477	1.30	1.46	1.53	30
27.25	25.35	2,078	1.30	1.00 (d)	1.48	32

30.72	22.99	1,762	0.65	1.70	0.92	55
25.78	19.24	1,749	0.65	1.80	0.91	45
22.07	15.21	1,837	0.65	2.28	0.88	36
19.89	(27.51)	1,961	0.65	2.06	0.91	30
27.96	26.19	3,172	0.65	1.61 (d)	0.87	32

30.74	23.11	632,775	0.55	1.79	0.72	55
25.80	19.34	548,793	0.55	1.91	0.72	45
22.10	15.38	489,620	0.55	2.12	0.71	36
19.90	(27.44)	406,456	0.55	1.55	0.72	30
27.98	26.28	2,721,224	0.55	1.68 (d)	0.71	32

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan International Equity Funds	59

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust IV (“JPM IV") (collectively, the “Trusts”) were formed on November 12, 2004 and November 11, 2015, respectively, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 6 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Developed International Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Emerging Markets Equity Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan Emerging Markets Research Enhanced Equity Fund	Class I and Class R6	JPM IV	Diversified
JPMorgan Europe Dynamic Fund	Class A, Class C, Class I, Class L and Class R6	JPM I	Diversified
JPMorgan International Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan International Focus Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
The investment objective of JPMorgan Developed International Value Fund (“Developed International Value Fund”), JPMorgan Emerging Markets Research Enhanced Equity Fund (“Emerging Markets Research Enhanced Equity Fund”) and JPMorgan International Focus Fund (“International Focus Fund”) is to seek to provide long-term capital appreciation.
The investment objective of JPMorgan Emerging Markets Equity Fund (“Emerging Markets Equity Fund”) is to seek to provide high total return.
The investment objective of JPMorgan Europe Dynamic Fund (“Europe Dynamic Fund”) is to seek total return from long-term capital growth. Total return consists of capital growth and current income.
The investment objective of JPMorgan International Equity Fund (“International Equity Fund”) is to seek total return from long-term capital growth and income. Total return consists of capital growth and current income.
Class L Shares of Developed International Value Fund, Emerging Market Equity Fund and Europe Dynamic Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of Developed International Value Fund, Emerging Markets Equity Fund and Europe Dynamic Fund unless they meet certain requirements as described in the Funds' prospectuses.
Prior to April 2, 2025, all share classes of Emerging Markets Equity Fund were offered on a limited basis. Investors were not eligible to purchase shares of the Fund unless they met certain requirements.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. ("JPMIM"), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), acts as Adviser (the "Adviser") and Administrator (the "Administrator") to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

60	J.P. Morgan International Equity Funds	October 31, 2025

A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Developed International Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$67,832	$—	$67,832
Austria	2,205	20,294	—	22,499
Belgium	—	22,430	—	22,430

October 31, 2025	J.P. Morgan International Equity Funds	61

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
Developed International Value Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
China	$—	$13,226	$—	$13,226
Denmark	—	29,178	—	29,178
Finland	—	26,825	—	26,825
France	—	134,253	—	134,253
Georgia	—	2,575	—	2,575
Germany	1,746	170,432	—	172,178
Guatemala	1,752	—	—	1,752
Hong Kong	—	36,526	—	36,526
Indonesia	—	5,069	—	5,069
Ireland	12,658	13,472	—	26,130
Israel	—	2,238	—	2,238
Italy	—	96,409	—	96,409
Ivory Coast	—	2,695	—	2,695
Japan	2,916	461,281	—	464,197
Luxembourg	—	7,413	—	7,413
Netherlands	—	55,990	—	55,990
Norway	—	33,739	—	33,739
Peru	—	2,714	—	2,714
Portugal	—	5,672	—	5,672
South Africa	—	9,656	—	9,656
Spain	—	77,093	—	77,093
Sweden	—	51,247	—	51,247
Switzerland	—	12,490	—	12,490
United Kingdom	18,050	228,352	—	246,402
United States	—	212,665	—	212,665
Total Common Stocks	39,327	1,801,766	—	1,841,093
Short-Term Investments
Investment Companies	68,350	—	—	68,350
Investment of Cash Collateral from Securities Loaned	9,405	—	—	9,405
Total Short-Term Investments	77,755	—	—	77,755
Total Investments in Securities	$117,082	$1,801,766	$—	$1,918,848
Depreciation in Other Financial Instruments
Futures Contracts	$(11)	$—	$—	$(11)

Emerging Markets Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$144,685	$—	$—	$144,685
Brazil	1,011,874	—	—	1,011,874
China	738,913	1,645,533	—	2,384,446
Greece	—	60,649	—	60,649
Guatemala	69,247	—	—	69,247
Hong Kong	—	258,839	—	258,839
Hungary	—	65,259	—	65,259

62	J.P. Morgan International Equity Funds	October 31, 2025

Emerging Markets Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
India	$181,124	$1,012,089	$—	$1,193,213
Indonesia	—	85,490	—	85,490
Mexico	158,076	—	—	158,076
Panama	66,032	—	—	66,032
Portugal	—	95,881	—	95,881
Saudi Arabia	—	64,887	—	64,887
Singapore	197,510	—	—	197,510
South Africa	63,245	90,277	—	153,522
South Korea	90,116	1,039,725	—	1,129,841
Spain	—	170,514	—	170,514
Taiwan	327,606	1,366,322	—	1,693,928
Turkey	—	329,335	—	329,335
United States	120,649	—	—	120,649
Total Common Stocks	3,169,077	6,284,800	—	9,453,877
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	70,284	—	—	70,284
Total Investments in Securities	$3,239,361	$6,284,800	$—	$9,524,161

Emerging Markets Research Enhanced Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$98,567	$—	$—	$98,567
Chile	4,934	—	—	4,934
China	29,113	578,178	—	607,291
Colombia	3,956	—	—	3,956
Greece	—	20,181	—	20,181
Guatemala	1,837	—	—	1,837
Hong Kong	—	3,446	—	3,446
Hungary	—	11,468	—	11,468
India	22,521	280,591	1,560	304,672
Indonesia	—	25,292	—	25,292
Kazakhstan	1,168	—	—	1,168
Kuwait	1,153	2,375	—	3,528
Malaysia	—	12,135	—	12,135
Mexico	41,910	—	—	41,910
Panama	2,008	—	—	2,008
Peru	8,350	—	—	8,350
Philippines	3,808	—	—	3,808
Poland	—	9,441	—	9,441
Qatar	—	9,956	—	9,956
Russia	—	—	— (a)	— (a)
Saudi Arabia	—	56,531	—	56,531
Singapore	899	—	—	899
South Africa	14,694	55,813	—	70,507
South Korea	2,056	268,566	—	270,622

October 31, 2025	J.P. Morgan International Equity Funds	63

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
Emerging Markets Research Enhanced Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Taiwan	$—	$404,747	$—	$404,747
Thailand	2,931	17,354	—	20,285
Turkey	—	8,076	—	8,076
United Arab Emirates	—	28,342	—	28,342
United Kingdom	1,084	4,635	—	5,719
United States	1,845	1,721	—	3,566
Total Common Stocks	242,834	1,798,848	1,560	2,043,242
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	14,532	—	—	14,532
Total Investments in Securities	$257,366	$1,798,848	$1,560	$2,057,774
Appreciation in Other Financial Instruments
Futures Contracts	$16	$—	$—	$16

(a)	Value is zero.

Europe Dynamic Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$10,954	$—	$10,954
Belgium	—	3,333	—	3,333
China	—	13,258	—	13,258
Denmark	—	26,693	—	26,693
Finland	—	17,708	—	17,708
France	—	103,702	—	103,702
Germany	—	110,631	—	110,631
Hong Kong	—	9,432	—	9,432
Italy	—	34,028	—	34,028
Netherlands	—	56,172	—	56,172
Portugal	—	6,860	—	6,860
Spain	—	24,958	—	24,958
Sweden	—	8,787	—	8,787
Switzerland	—	23,437	—	23,437
United Kingdom	5,431	97,342	—	102,773
United States	—	72,062	—	72,062
Total Common Stocks	5,431	619,357	—	624,788
Short-Term Investments
Investment Companies	14,862	—	—	14,862
Investment of Cash Collateral from Securities Loaned	4,966	—	—	4,966
Total Short-Term Investments	19,828	—	—	19,828
Total Investments in Securities	$25,259	$619,357	$—	$644,616
Appreciation in Other Financial Instruments
Futures Contracts	$540	$—	$—	$540

64	J.P. Morgan International Equity Funds	October 31, 2025

International Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$186,344	$—	$186,344
Austria	—	47,644	—	47,644
Belgium	—	61,295	—	61,295
China	—	35,109	—	35,109
Denmark	—	88,741	—	88,741
Finland	—	88,989	—	88,989
France	—	649,225	—	649,225
Germany	—	481,076	—	481,076
Hong Kong	—	135,006	—	135,006
Ireland	—	30,962	—	30,962
Italy	—	94,752	—	94,752
Japan	5,923	1,086,312	—	1,092,235
Netherlands	55,428	262,585	—	318,013
Singapore	54,243	130,027	—	184,270
Spain	—	232,943	—	232,943
Sweden	—	184,537	—	184,537
Switzerland	—	150,547	—	150,547
Taiwan	87,231	—	—	87,231
United Kingdom	—	790,047	—	790,047
United States	—	336,228	—	336,228
Total Common Stocks	202,825	5,072,369	—	5,275,194
Short-Term Investments
Investment Companies	141,338	—	—	141,338
Investment of Cash Collateral from Securities Loaned	36,487	—	—	36,487
Total Short-Term Investments	177,825	—	—	177,825
Total Investments in Securities	$380,650	$5,072,369	$—	$5,453,019

International Focus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$28,019	$—	$28,019
Belgium	—	32,547	—	32,547
Brazil	18,343	—	—	18,343
Canada	90,081	—	—	90,081
China	16,975	109,820	—	126,795
France	—	174,290	—	174,290
Germany	—	121,606	—	121,606
Greece	—	17,666	—	17,666
Hong Kong	—	36,697	—	36,697
India	40,556	—	—	40,556
Indonesia	—	20,695	—	20,695
Italy	—	31,270	—	31,270
Japan	—	214,661	—	214,661

October 31, 2025	J.P. Morgan International Equity Funds	65

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
International Focus Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Netherlands	$—	$53,865	$—	$53,865
Saudi Arabia	—	27,016	—	27,016
Singapore	—	44,397	—	44,397
South Korea	—	89,777	—	89,777
Sweden	—	54,620	—	54,620
Switzerland	—	31,876	—	31,876
Taiwan	60,794	45,990	—	106,784
United Kingdom	—	111,772	—	111,772
United States	—	130,002	—	130,002
Total Common Stocks	226,749	1,376,586	—	1,603,335
Short-Term Investments
Investment Companies	18,464	—	—	18,464
Investment of Cash Collateral from Securities Loaned	2,292	—	—	2,292
Total Short-Term Investments	20,756	—	—	20,756
Total Investments in Securities	$247,505	$1,376,586	$—	$1,624,091
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of October 31, 2025, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

66	J.P. Morgan International Equity Funds	October 31, 2025

The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of October 31, 2025.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Developed International Value Fund	$8,827	$(8,827)	$—
Emerging Markets Equity Fund	66,374	(66,374)	—
Emerging Markets Research Enhanced Equity Fund	14,107	(14,107)	—
Europe Dynamic Fund	4,675	(4,675)	—
International Equity Fund	34,641	(34,641)	—
International Focus Fund	2,092	(2,092)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Developed International Value Fund
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.01% (a) (b)	$31,322	$776,718	$739,697	$14	$(7)	$68,350	68,323	$2,095	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	1,743	140,556	132,894	—	—	9,405	9,405	350 *	—
Total	$33,065	$917,274	$872,591	$14	$(7)	$77,755		$2,445	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Emerging Markets Equity Fund
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.01% (a) (b)	$89,919	$3,139,135	$3,229,101	$43	$4	$—	—	$2,372	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	—	285,348	215,064	—	—	70,284	70,284	338 *	—
Total	$89,919	$3,424,483	$3,444,165	$43	$4	$70,284		$2,710	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

October 31, 2025	J.P. Morgan International Equity Funds	67

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Emerging Markets Research Enhanced Equity Fund
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.01% (a) (b)	$47,163	$489,734	$536,894	$(7)	$4	$—	—	$346	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	25,964	165,221	176,653	—	—	14,532	14,532	613 *	—
Total	$73,127	$654,955	$713,547	$(7)	$4	$14,532		$959	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Europe Dynamic Fund
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.01% (a) (b)	$3,146	$329,992	$318,276	$(2)	$2	$14,862	14,856	$670	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	—	83,794	78,828	—	—	4,966	4,966	321 *	—
Total	$3,146	$413,786	$397,104	$(2)	$2	$19,828		$991	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

International Equity Fund
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.01% (a) (b)	$90,815	$1,595,302	$1,544,783	$11	$(7)	$141,338	141,282	$4,050	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	73,806	515,071	552,390	—	—	36,487	36,487	826 *	—
Total	$164,621	$2,110,373	$2,097,173	$11	$(7)	$177,825		$4,876	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

68	J.P. Morgan International Equity Funds	October 31, 2025

International Focus Fund
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.01% (a) (b)	$26,162	$509,041	$516,742	$6	$(3)	$18,464	18,456	$748	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	49,416	246,349	293,473	—	—	2,292	2,292	637 *	—
Total	$75,578	$755,390	$810,215	$6	$(3)	$20,756		$1,385	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Futures Contracts— Developed International Value Fund, Emerging Markets Research Enhanced Equity Fund and Europe Dynamic Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

October 31, 2025	J.P. Morgan International Equity Funds	69

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' futures contracts activity during the year ended October 31, 2025 (amounts in thousands, except for number of contracts):
	Developed International Value Fund	Emerging Markets Research Enhanced Equity Fund	Europe Dynamic Fund
Futures Contracts:
Average Notional Balance Long	$21,691	$6,693	$11,089
Average Notional Balance Short	—	—	(714)
Ending Notional Balance Long	27,080	6,118	12,411
The Funds' derivatives contracts held at October 31, 2025 are not accounted for as hedging instruments under GAAP.
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
H. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended October 31, 2025, are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Developed International Value Fund
Transfer agency fees	$17	$1	$7	n/a	$1	n/a	n/a	n/a	$10	$36
Emerging Markets Equity Fund
Transfer agency fees	31	4	45	$12	1	$1	$— (a)	$2	112	208
Emerging Markets Research Enhanced Equity Fund
Transfer agency fees	n/a	n/a	18	n/a	n/a	n/a	n/a	n/a	13	31
Europe Dynamic Fund
Transfer agency fees	16	1	3	1	n/a	n/a	n/a	n/a	3	24
International Equity Fund
Transfer agency fees	27	2	16	n/a	— (a)	n/a	n/a	— (a)	39	84
International Focus Fund
Transfer agency fees	17	5	17	n/a	1	n/a	n/a	2	13	55

(a)	Amount rounds to less than one thousand.

70	J.P. Morgan International Equity Funds	October 31, 2025

I. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of October 31, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court rulings in certain European countries, the tax authorities of each of these countries, recently paid Developed International Value Fund (Finland), Europe Dynamic Fund (Finland & France) and International Equity Fund (France & Spain) tax reclaims for prior tax withholding. These tax reclaim payments, including any related interest income, are included in Foreign withholding tax reclaims on the Statements of Operations.
In the event that tax reclaims received by the Funds during the fiscal year ending October 31, 2025 exceed the foreign withholding taxes paid by the Funds for other foreign investments, and the Funds have previously passed foreign tax credits on to their shareholders, the Funds will have a U.S. tax liability. The Funds will enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the associated tax liability (fees) on behalf of the Funds’ shareholders. These IRS fees are estimated through the year ended October 31, 2025 and are included in IRS Compliance Fees for foreign withholding tax reclaims on the Statements of Operations, if applicable. At October 31, 2025, Europe Dynamic Fund had a U.S. tax liability amounting to $1,122.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Developed International Value Fund	$773	$3,136	$(3,909)
Emerging Markets Equity Fund	—	5,349	(5,349)
Emerging Markets Research Enhanced Equity Fund	—	11,331	(11,331)
Europe Dynamic Fund	—	7,616	(7,616)
International Equity Fund	—	10,434	(10,434)
International Focus Fund	—	10,790	(10,790)
The reclassifications for the Funds relate primarily to tax adjustments on certain investments, foreign currency gains or losses and foreign taxes.
L. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.

October 31, 2025	J.P. Morgan International Equity Funds	71

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
M. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Developed International Value Fund	0.55%
Emerging Markets Equity Fund	0.68
Emerging Markets Research Enhanced Equity Fund	0.25
Europe Dynamic Fund	0.60
International Equity Fund	0.50
International Focus Fund	0.60
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the year ended October 31, 2025, the effective rate was 0.07% of each Fund's average daily net assets, except for International Focus Fund, which was 0.08%, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that the following Funds shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Developed International Value Fund	0.25%	0.75%	0.50%	n/a
Emerging Markets Equity Fund	0.25	0.75	0.50	0.25%
Europe Dynamic Fund	0.25	0.75	n/a	n/a
International Equity Fund	0.25	0.75	0.50	n/a
International Focus Fund	0.25	0.75	0.50	n/a
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended October 31, 2025, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Developed International Value Fund	$61	$—
Emerging Markets Equity Fund	13	— (a)
Europe Dynamic Fund	10	— (a)
International Equity Fund	41	—
International Focus Fund	37	— (a)

(a)	Amount rounds to less than one thousand.

72	J.P. Morgan International Equity Funds	October 31, 2025

D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Developed International Value Fund	0.25%	0.25%	0.25%	0.10%	0.25%	n/a	n/a	0.10%
Emerging Markets Equity Fund	0.25	0.25	0.25	0.10	0.25	0.25%	0.25%	0.10
Emerging Markets Research Enhanced Equity Fund	n/a	n/a	0.25	n/a	n/a	n/a	n/a	n/a
Europe Dynamic Fund	0.25	0.25	0.25	0.10	n/a	n/a	n/a	n/a
International Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
International Focus Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Developed International Value Fund	1.00%	1.50%	0.75%	1.30%	n/a	n/a	0.65%	0.55%
Emerging Markets Equity Fund (1)	1.24	1.74	0.99	1.54	1.29%	1.04%	0.89	0.79
Emerging Markets Research Enhanced Equity Fund	n/a	n/a	0.45	n/a	n/a	n/a	n/a	0.35
Europe Dynamic Fund (2)	1.24	1.74	0.99	n/a	n/a	n/a	n/a	n/a
International Equity Fund	0.95	1.45	0.70	1.25	n/a	n/a	0.60	0.50
International Focus Fund	1.00	1.50	0.75	1.30	n/a	n/a	0.65	0.55

(1)
Effective November 1, 2025, the contractual expense limitations will be changed to 1.19%, 1.69%, 0.94%, 1.49%, 1.24%, 0.99%, 0.84% and
0.74% for Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively.

(2)	Effective November 1, 2025, the contractual expense limitations will be changed to 1.00%, 1.50%, 0.75% and 0.55% for Class A, Class C, Class I and Class R6 Shares, respectively.
Except as noted above, the expense limitation agreements were in effect for the year ended October 31, 2025 and the contractual expense limitation percentages in the table above are in place until at least February 28, 2026.

October 31, 2025	J.P. Morgan International Equity Funds	73

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
For the year ended October 31, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Developed International Value Fund	$963	$642	$378	$1,983	$10
Emerging Markets Equity Fund	796	532	924	2,252	81
Emerging Markets Research Enhanced Equity Fund	975	650	424	2,049	—
Europe Dynamic Fund	—	—	23	23	—
International Equity Fund	2,984	1,990	678	5,652	33
International Focus Fund	1,583	1,051	489	3,123	— (a)

(a)	Amount rounds to less than one thousand.
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the year ended October 31, 2025 were as follows:

Developed International Value Fund	$96
Emerging Markets Equity Fund	109
Emerging Markets Research Enhanced Equity Fund	19
Europe Dynamic Fund	29
International Equity Fund	185
International Focus Fund	36
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended October 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Developed International Value Fund	$1,271,256	$312,120
Emerging Markets Equity Fund	4,315,407	3,996,864
Emerging Markets Research Enhanced Equity Fund	1,000,500	1,553,370
Europe Dynamic Fund	564,747	566,211
International Equity Fund	2,430,212	2,074,962
International Focus Fund	830,848	1,000,745
During the year ended October 31, 2025, there were no purchases or sales of U.S. Government securities.

74	J.P. Morgan International Equity Funds	October 31, 2025

5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at October 31, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Developed International Value Fund	$1,606,193	$332,005	$19,361	$312,644
Emerging Markets Equity Fund	6,227,594	3,401,121	104,554	3,296,567
Emerging Markets Research Enhanced Equity Fund	1,462,681	676,714	81,605	595,109
Europe Dynamic Fund	519,333	132,276	6,453	125,823
International Equity Fund	3,939,615	1,567,166	53,762	1,513,404
International Focus Fund	1,221,077	417,211	14,197	403,014
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to certain derivatives, tax adjustments on certain investments and wash sale loss deferrals.
The tax character of distributions paid during the year ended October 31, 2025 was as follows:
	Ordinary Income*	Total Distributions Paid
Developed International Value Fund	$27,453	$27,453
Emerging Markets Equity Fund	102,579	102,579
Emerging Markets Research Enhanced Equity Fund	49,745	49,745
Europe Dynamic Fund	19,217	19,217
International Equity Fund	133,518	133,518
International Focus Fund	44,188	44,188

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended October 31, 2024 was as follows:
	Ordinary Income*	Total Distributions Paid
Developed International Value Fund	$24,895	$24,895
Emerging Markets Equity Fund	119,652	119,652
Emerging Markets Research Enhanced Equity Fund	60,225	60,225
Europe Dynamic Fund	17,513	17,513
International Equity Fund	102,056	102,056
International Focus Fund	29,903	29,903

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

October 31, 2025	J.P. Morgan International Equity Funds	75

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
As of October 31, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Developed International Value Fund	$62,208	$(32,811)	$312,585
Emerging Markets Equity Fund	106,944	4,547	3,261,051
Emerging Markets Research Enhanced Equity Fund	65,828	(275,938)	585,067
Europe Dynamic Fund	23,486	(13,176)	125,931
International Equity Fund	151,804	177,676	1,513,419
International Focus Fund	39,851	30,456	403,031

The cumulative timing differences primarily consist of certain derivatives, tax adjustments on certain investments and wash sale loss deferrals.
As of October 31, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Developed International Value Fund	$32,811	$—
Emerging Markets Research Enhanced Equity Fund	136,365	139,573
Europe Dynamic Fund	13,176	—
During the year ended October 31, 2025, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Developed International Value Fund	$27,776	$13,662
Emerging Markets Equity Fund	357,835	373,096
Emerging Markets Research Enhanced Equity Fund	7,667	78,796
Europe Dynamic Fund	72,584	—
International Equity Fund	25,309	82,363
International Focus Fund	110,706	—
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II ("JPM II") and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds, excluding Emerging Markets Equity Fund and Emerging Markets Research Enhanced Equity Fund, had no borrowings outstanding from another fund, or loans outstanding to another fund, at October 31, 2025. Emerging Markets Equity Fund and Emerging Markets Research Enhanced

76	J.P. Morgan International Equity Funds	October 31, 2025

Equity Fund had borrowings outstanding from another fund, or loans outstanding to another fund, at October 31, 2025. Average borrowings from the Facility during the year ended October 31, 2025 were as follows:
	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Developed International Value Fund	$2,546	4.88%	3	$1
Emerging Markets Equity Fund	13,610	5.06	35	67
Emerging Markets Research Enhanced Equity Fund	15,114	5.05	56	118
Europe Dynamic Fund	8,977	5.05	1	1
International Equity Fund	61,247	4.94	6	50
International Focus Fund	21,866	4.94	6	18
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended October 31, 2025.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended October 31, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of October 31, 2025, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Developed International Value Fund	—	— %	3	68.4%
Emerging Markets Equity Fund	—	—	4	64.6
Emerging Markets Research Enhanced Equity Fund	—	—	1	10.1
Europe Dynamic Fund	4	54.1	1	16.2
International Equity Fund	—	—	2	34.9
International Focus Fund	1	11.2	2	49.7

October 31, 2025	J.P. Morgan International Equity Funds	77

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
As of October 31, 2025, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Emerging Markets Research Enhanced Equity Fund	17.5%	27.5%	34.8%
Europe Dynamic Fund	46.7	—	—
International Equity Fund	—	28.2	—
International Focus Fund	15.7	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of October 31, 2025, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	Developed International Value Fund	Emerging Markets Equity Fund	Emerging Markets Research Enhanced Equity Fund	Europe Dynamic Fund	International Equity Fund	International Focus Fund
Brazil	— %	10.7%	— %	— %	— %	— %
China	—	25.2	29.7	—	—	—
France	—	—	—	16.2	12.0	10.7
Germany	—	—	—	17.3	—	—
India	—	12.6	14.9	—	—	—
Japan	24.3	—	—	—	20.2	13.2
South Korea	—	12.0	13.2	—	—	—
Taiwan	—	17.9	19.8	—	—	—
United Kingdom	12.9	—	—	16.1	14.6	—
As of October 31, 2025, a significant portion of each Fund's investments consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds' original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.
The Funds invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit Fund's ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. Emerging Markets Equity Fund and Emerging Markets Research Enhanced Equity Fund each invests a substantial portion of their assets in emerging market countries. These risks are magnified in countries in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face

78	J.P. Morgan International Equity Funds	October 31, 2025

greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.
Additionally, the Funds may have substantial difficulties exercising their legal rights or enforcing a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular in emerging market countries, which can increase the risks of loss.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

October 31, 2025	J.P. Morgan International Equity Funds	79

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust I and JPMorgan Trust IV and Shareholders of JPMorgan Developed International Value Fund, JPMorgan Emerging Markets Equity Fund, JPMorgan Emerging Markets Research Enhanced Equity Fund, JPMorgan Europe Dynamic Fund, JPMorgan International Equity Fund and JPMorgan International Focus Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Developed International Value Fund, JPMorgan Emerging Markets Equity Fund, JPMorgan Europe Dynamic Fund, JPMorgan International Equity Fund and JPMorgan International Focus Fund (five of the funds constituting JPMorgan Trust I) and JPMorgan Emerging Markets Research Enhanced Equity Fund (one of the funds constituting JPMorgan Trust IV) (hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
December 23, 2025
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

80	J.P. Morgan International Equity Funds	October 31, 2025

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended October 31, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions and foreign tax credits (if applicable) treated as qualified dividends for the fiscal year ended October 31, 2025:
Qualified Dividend Income
JPMorgan Developed International Value Fund	$32,105
JPMorgan Emerging Markets Equity Fund	113,726
JPMorgan Emerging Markets Research Enhanced Equity Fund	33,254
JPMorgan Europe Dynamic Fund	17,615
JPMorgan International Equity Fund	122,041
JPMorgan International Focus Fund	30,186
Foreign Source Income and Foreign Tax Credit Pass Through
For the fiscal year ended October 31, 2025, the following Funds intend to elect to pass through to shareholders taxes paid to foreign countries. Gross income and foreign tax expenses are as follows or amounts as finally determined:
	Total Foreign Source Income	Total Foreign Tax Credit
JPMorgan Developed International Value Fund	$51,320	$4,651
JPMorgan Emerging Markets Equity Fund	155,063	31,169
JPMorgan Emerging Markets Research Enhanced Equity Fund	66,768	12,387
JPMorgan International Equity Fund	143,394	7,629
JPMorgan International Focus Fund	40,557	3,036

October 31, 2025	J.P. Morgan International Equity Funds	81

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. October 2025.
AN-INTEQ-1025

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025 at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 14, 2025.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;

•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the International Equity Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for Class I and Class R6 shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Developed International Value Fund’s performance for Class A, Class I and Class R6 shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions, and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Emerging Markets Equity Fund’s performance for both Class A and Class I shares was in the fourth, fifth, and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that performance for Class R6 shares was in the fifth, fifth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with members of the Equity Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Emerging Markets Research Enhanced Equity Fund’s performance for Class I shares was in the third, third and fourth quintiles of the Universe for the one-, three- and five- year periods ended December 31, 2024, respectively. The Trustees noted that performance for Class R6 shares was in the third quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with members of the Equity Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Europe Dynamic Fund’s performance for Class A shares was in the third, first and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that performance for both Class I and Class R6 shares was in the second, first and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the International Equity Fund’s performance for Class A shares was in the fifth, fifth and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that performance for both Class I and Class R6 shares was in the fifth, fifth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with members of the Equity Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the International Focus Fund’s performance for Class A, Class I and Class R6 shares was in the fifth, fourth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions, and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with members of the Equity Committee at each of their regular meetings over the course of the next year.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Developed International Value Fund’s net advisory fee and actual total expenses for Class A and Class R6 shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Emerging Markets Equity Fund’s net advisory fee and actual total expenses for Class A shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Emerging Markets Research Enhanced Equity Fund’s net advisory fee and actual total expenses for Class I and Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Europe Dynamic Fund’s net advisory fee for Class A shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the first and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the International Equity Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second and first quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the International Focus Fund’s net advisory fee and actual total expenses for Class A shares were both in the first and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that both the net advisory fee and actual total expenses for Class I shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

Annual Financial Statements
J.P. Morgan Funds
October 31, 2025
JPMorgan Global Allocation Fund
JPMorgan Income Builder Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 51.7%
Argentina — 0.0% ^
Grupo Financiero Galicia SA, ADR (a)	10	595
Australia — 0.6%
ANZ Group Holdings Ltd.	36	857
APA Group	16	94
Aristocrat Leisure Ltd.	7	278
ASX Ltd.	2	86
BHP Group Ltd.	61	1,735
BlueScope Steel Ltd.	5	78
Brambles Ltd.	16	267
CAR Group Ltd.	4	105
Cochlear Ltd.	1	147
Coles Group Ltd.	16	232
Commonwealth Bank of Australia	20	2,252
Computershare Ltd.	6	149
Evolution Mining Ltd.	24	169
Fortescue Ltd.	20	282
Glencore plc	122	582
Goodman Group, REIT	24	525
Insurance Australia Group Ltd.	28	145
Lottery Corp. Ltd. (The)	27	96
Macquarie Group Ltd.	4	619
Medibank Pvt Ltd.	33	105
National Australia Bank Ltd.	37	1,047
Northern Star Resources Ltd.	16	262
Origin Energy Ltd.	21	165
Pro Medicus Ltd.	1	118
Qantas Airways Ltd.	9	59
QBE Insurance Group Ltd.	18	235
REA Group Ltd.	1	88
Rio Tinto Ltd.	4	386
Rio Tinto plc	14	976
Rio Tinto plc, ADR	13	906
Santos Ltd.	39	161
Scentre Group, REIT	62	166
SGH Ltd.	2	77
Sigma Healthcare Ltd.	55	112
Sonic Healthcare Ltd.	6	78
South32 Ltd.	54	112
Stockland, REIT	29	119
Suncorp Group Ltd.	13	167
Telstra Group Ltd.	48	153
Transurban Group	37	353
Vicinity Ltd., REIT	46	77
INVESTMENTS	SHARES (000)	VALUE ($000)

Australia — continued
Washington H Soul Pattinson & Co. Ltd.	4	101
Wesfarmers Ltd.	14	747
Westpac Banking Corp.	41	1,038
WiseTech Global Ltd.	2	109
Woodside Energy Group Ltd.	23	369
Woolworths Group Ltd.	15	272
		17,256
Austria — 0.0% ^
Erste Group Bank AG	3	383
Mondi plc	5	59
OMV AG	2	96
Verbund AG	1	63
		601
Belgium — 0.1%
Ageas SA	2	118
Anheuser-Busch InBev SA	12	723
D'ieteren Group	—	47
Elia Group SA/NV (a)	1	63
Groupe Bruxelles Lambert NV	1	84
KBC Group NV	3	331
Lotus Bakeries NV (a)	—	44
Sofina SA	—	51
Syensqo SA	1	72
UCB SA	1	390
		1,923
Brazil — 0.4%
B3 SA - Brasil Bolsa Balcao	589	1,389
Banco do Brasil SA	186	758
Banco Santander Brasil SA	195	1,129
Centrais Eletricas Brasileiras SA	91	939
Itausa SA (Preference)	303	655
Localiza Rent a Car SA	132	961
MercadoLibre, Inc. *	1	1,101
Motiva Infraestrutura de Mobilidade SA	304	897
NU Holdings Ltd., Class A *	47	760
Petroleo Brasileiro SA (Preference)	367	2,027
Porto Seguro SA	58	518
Raia Drogasil SA	162	604
Telefonica Brasil SA	178	1,066
Yara International ASA	2	72
		12,876
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	1

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Canada — 0.1%
Shopify, Inc., Class A *	9	1,595
Teck Resources Ltd., Class B	21	878
		2,473
Chile — 0.0% ^
Antofagasta plc	5	173
China — 2.7%
Advanced Micro-Fabrication Equipment, Inc., Class A	17	659
Alibaba Group Holding Ltd., ADR	9	1,572
Alibaba Group Holding Ltd.	401	8,527
BOC Hong Kong Holdings Ltd.	45	219
BYD Co. Ltd., Class H	36	462
China Construction Bank Corp., Class H	1,780	1,762
China International Capital Corp. Ltd., Class H (b)	396	1,077
China Merchants Bank Co. Ltd., Class A	275	1,578
China Minsheng Banking Corp. Ltd., Class H	1,494	766
China Resources Power Holdings Co. Ltd.	212	507
China Shenhua Energy Co. Ltd., Class H	126	659
China Yangtze Power Co. Ltd., Class A	201	793
Contemporary Amperex Technology Co. Ltd., Class A	34	1,867
ENN Energy Holdings Ltd.	93	806
Fuyao Glass Industry Group Co. Ltd., Class H (b)	128	1,140
H World Group Ltd.	212	824
Haidilao International Holding Ltd. (b)	280	461
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	127	1,146
KE Holdings, Inc., Class A	195	1,107
Kweichow Moutai Co. Ltd., Class A	4	744
Lenovo Group Ltd.	812	1,185
Meituan * (b)	65	856
Midea Group Co. Ltd., Class A	114	1,228
Montage Technology Co. Ltd., Class A	53	1,018
NetEase, Inc.	97	2,714
Nongfu Spring Co. Ltd., Class H (b)	196	1,304
PDD Holdings, Inc., ADR *	6	840
PetroChina Co. Ltd., Class H	1,280	1,323
Ping An Insurance Group Co. of China Ltd., Class H	250	1,806
Prosus NV *	16	1,085
SITC International Holdings Co. Ltd.	16	59
Tencent Holdings Ltd.	317	25,749
INVESTMENTS	SHARES (000)	VALUE ($000)

China — continued
Tencent Music Entertainment Group, ADR	40	883
Wharf Holdings Ltd. (The)	13	34
Wilmar International Ltd.	23	55
XCMG Construction Machinery Co. Ltd., Class A	459	686
Xiaomi Corp., Class B * (b)	326	1,806
Xinyi Solar Holdings Ltd.	1,366	629
Yangzijiang Shipbuilding Holdings Ltd.	31	83
Yum China Holdings, Inc.	105	4,535
Yum China Holdings, Inc.	39	1,690
Zijin Mining Group Co. Ltd., Class H	426	1,762
ZTO Express Cayman, Inc.	28	515
		78,521
Denmark — 0.3%
Carlsberg A/S, Class B (a)	1	133
Coloplast A/S, Class B	2	136
Danske Bank A/S	8	358
Demant A/S *	1	34
DSV A/S (a)	2	523
Genmab A/S *	1	209
Novo Nordisk A/S, Class B	104	5,098
Novonesis Novozymes B	4	252
Orsted A/S * (b)	6	113
Pandora A/S	1	127
ROCKWOOL A/S, Class B	1	40
Tryg A/S	4	100
Vestas Wind Systems A/S	12	248
		7,371
Finland — 0.1%
Elisa OYJ	2	75
Fortum OYJ	6	120
Kesko OYJ, Class B	3	69
Kone OYJ, Class B	4	272
Metso OYJ (a)	8	130
Neste OYJ	5	105
Nokia OYJ	62	424
Nordea Bank Abp	38	640
Orion OYJ, Class B	1	91
Sampo OYJ, Class A	29	324
Stora Enso OYJ, Class R	7	81
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Finland — continued
UPM-Kymmene OYJ (a)	6	170
Wartsila OYJ Abp	6	197
		2,698
France — 1.7%
Accor SA	2	119
Aeroports de Paris SA (a)	—	57
Air Liquide SA	7	1,343
Airbus SE	7	1,757
Alstom SA *	4	104
Amundi SA (b)	1	55
Arkema SA	1	40
AXA SA	21	922
BioMerieux	1	64
BNP Paribas SA	12	945
Bollore SE	8	47
Bouygues SA	2	104
Bureau Veritas SA	4	134
Capgemini SE	2	300
Carrefour SA	7	106
Cie de Saint-Gobain SA	5	523
Cie Generale des Etablissements Michelin SCA	97	3,095
Covivio SA, REIT	1	43
Credit Agricole SA	13	229
Danone SA	8	686
Dassault Aviation SA	—	75
Dassault Systemes SE	8	229
Edenred SE	3	83
Eiffage SA	1	101
Engie SA	22	513
EssilorLuxottica SA	4	1,322
FDJ UNITED (b)	1	39
Gecina SA, REIT	1	51
Getlink SE	4	66
Hermes International SCA	—	940
Ipsen SA	—	63
Kering SA	1	317
Klepierre SA, REIT	3	98
Legrand SA	3	543
L'Oreal SA	3	1,203
LVMH Moet Hennessy Louis Vuitton SE	20	14,418
Orange SA	22	357
Pernod Ricard SA	16	1,568
INVESTMENTS	SHARES (000)	VALUE ($000)

France — continued
Publicis Groupe SA	3	275
Renault SA	2	89
Rexel SA	3	93
Safran SA	34	12,177
Sartorius Stedim Biotech	—	83
Societe Generale SA	9	548
Sodexo SA (a)	1	59
Teleperformance SE	1	46
Thales SA	1	317
TotalEnergies SE	25	1,537
Unibail-Rodamco-Westfield, REIT	1	151
Veolia Environnement SA	8	250
Vinci SA	6	793
		49,077
Germany — 1.2%
adidas AG	2	388
Allianz SE (Registered)	5	1,861
BASF SE (a)	11	528
Bayer AG (Registered)	12	366
Bayerische Motoren Werke AG	3	314
Bayerische Motoren Werke AG (Preference)	1	58
Beiersdorf AG	1	124
Brenntag SE (a)	1	81
Commerzbank AG	9	337
Continental AG	1	100
Covestro AG * (b)	2	143
CTS Eventim AG & Co. KGaA	1	67
Daimler Truck Holding AG	6	228
Deutsche Bank AG (Registered)	22	795
Deutsche Boerse AG	21	5,428
Deutsche Lufthansa AG (Registered)	7	63
Deutsche Post AG	11	529
Deutsche Telekom AG (Registered)	42	1,297
Dr Ing hc F Porsche AG (Preference) (a) (b)	1	71
E.ON SE	27	501
Evonik Industries AG	3	51
Fresenius Medical Care AG	3	141
Fresenius SE & Co. KGaA	5	291
GEA Group AG	2	125
Hannover Rueck SE	1	206
Heidelberg Materials AG	2	377
Henkel AG & Co. KGaA	1	93
Henkel AG & Co. KGaA (Preference)	2	156
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	3

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
Hensoldt AG (a)	1	81
Infineon Technologies AG	16	622
Knorr-Bremse AG	1	81
LEG Immobilien SE	1	69
Mercedes-Benz Group AG	9	562
Merck KGaA	1	203
MTU Aero Engines AG	1	281
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	6	3,462
Nemetschek SE	1	80
Porsche Automobil Holding SE (Preference)	2	73
Rational AG	—	45
Rheinmetall AG	—	1,081
RWE AG	8	373
SAP SE	12	3,257
Sartorius AG (Preference) (a)	—	86
Scout24 SE (b)	1	104
Siemens AG (Registered)	29	8,375
Siemens Energy AG *	8	1,015
Siemens Healthineers AG (b)	4	227
Symrise AG	2	131
Talanx AG	1	94
Volkswagen AG (Preference)	2	258
Vonovia SE	9	271
Zalando SE * (b)	3	75
		35,625
Greece — 0.1%
National Bank of Greece SA	91	1,339
Piraeus Financial Holdings SA	141	1,105
		2,444
Guatemala — 0.0% ^
Millicom International Cellular SA	15	696
Hong Kong — 0.3%
AIA Group Ltd.	196	1,903
CK Asset Holdings Ltd.	23	113
CK Infrastructure Holdings Ltd.	8	49
CLP Holdings Ltd.	19	166
Futu Holdings Ltd., ADR	1	147
Hang Seng Bank Ltd.	9	175
Henderson Land Development Co. Ltd.	17	60
HKT Trust & HKT Ltd.	45	66
Hong Kong & China Gas Co. Ltd.	134	125
INVESTMENTS	SHARES (000)	VALUE ($000)

Hong Kong — continued
Hong Kong Exchanges & Clearing Ltd.	69	3,755
Hongkong Land Holdings Ltd.	13	81
Link, REIT	31	163
MTR Corp. Ltd.	18	68
Power Assets Holdings Ltd.	17	105
Prudential plc	106	1,469
Sino Land Co. Ltd.	44	55
Sun Hung Kai Properties Ltd.	17	213
Swire Pacific Ltd., Class A	4	33
Techtronic Industries Co. Ltd.	65	758
WH Group Ltd. (b)	100	96
Wharf Real Estate Investment Co. Ltd.	20	57
Zijin Gold International Co. Ltd. *	9	149
		9,806
Hungary — 0.1%
OTP Bank Nyrt.	20	1,927
India — 1.0%
Axis Bank Ltd.	65	907
Axis Bank Ltd., GDR (b)	10	670
Bajaj Finance Ltd.	146	1,709
Bharti Airtel Ltd.	16	381
Biocon Ltd.	176	736
Blue Star Ltd.	33	725
Coforge Ltd.	29	575
Dr Reddy's Laboratories Ltd., ADR	46	611
Eternal Ltd. *	159	567
Godrej Consumer Products Ltd.	59	741
Havells India Ltd.	42	706
HDFC Bank Ltd., ADR	115	4,169
Hindalco Industries Ltd.	77	737
ICICI Bank Ltd., ADR	33	995
Indian Hotels Co. Ltd. (The)	66	550
Infosys Ltd., ADR (a)	110	1,827
ITC Ltd.	135	641
Mahindra & Mahindra Ltd.	60	2,337
MakeMyTrip Ltd. *	4	311
Max Financial Services Ltd. *	58	1,005
NTPC Ltd.	293	1,112
PB Fintech Ltd. *	33	655
Reliance Industries Ltd., GDR (c)	45	3,005
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
Shriram Finance Ltd.	137	1,153
UltraTech Cement Ltd.	7	998
		27,823
Indonesia — 0.2%
Bank Central Asia Tbk. PT	5,123	2,623
Jardine Matheson Holdings Ltd.	2	111
Telkom Indonesia Persero Tbk. PT	8,637	1,671
		4,405
Ireland — 0.1%
AerCap Holdings NV	21	2,727
AIB Group plc	26	236
Bank of Ireland Group plc	11	189
Kerry Group plc, Class A	2	179
Kingspan Group plc	2	139
		3,470
Israel — 0.1%
Azrieli Group Ltd.	—	53
Bank Hapoalim BM	15	304
Bank Leumi Le-Israel BM	18	364
Check Point Software Technologies Ltd. *	1	203
Elbit Systems Ltd.	—	158
ICL Group Ltd.	9	61
Israel Discount Bank Ltd., Class A	15	147
Mizrahi Tefahot Bank Ltd.	2	122
Nice Ltd. *	1	103
Nova Ltd. *	—	122
Phoenix Financial Ltd.	3	104
Teva Pharmaceutical Industries Ltd., ADR *	14	282
Wix.com Ltd. *	1	97
		2,120
Italy — 0.3%
Banca Mediolanum SpA	3	54
Banca Monte dei Paschi di Siena SpA (a)	24	207
Banco BPM SpA	14	199
BPER Banca SpA (a)	18	210
Coca-Cola HBC AG	3	118
Davide Campari-Milano NV (a)	7	51
Enel SpA	98	987
Eni SpA	24	452
Ferrari NV	1	605
FinecoBank Banca Fineco SpA	7	167
Generali	10	393
INVESTMENTS	SHARES (000)	VALUE ($000)

Italy — continued
Infrastrutture Wireless Italiane SpA (a) (b)	3	37
Intesa Sanpaolo SpA	171	1,101
Leonardo SpA	5	285
Moncler SpA	3	168
Nexi SpA (a) (b)	7	35
Poste Italiane SpA (b)	5	132
Prysmian SpA	3	352
Recordati Industria Chimica e Farmaceutica SpA	1	82
Ryanair Holdings plc	10	308
Snam SpA	24	149
Telecom Italia SpA *	138	81
Terna - Rete Elettrica Nazionale	17	172
UniCredit SpA	17	1,245
Unipol Assicurazioni SpA	4	94
		7,684
Japan — 2.7%
Advantest Corp.	9	1,378
Aeon Co. Ltd.	27	422
AGC, Inc.	2	72
Aisin Corp.	6	106
Ajinomoto Co., Inc.	11	309
ANA Holdings, Inc.	2	36
Asahi Group Holdings Ltd.	17	187
Asahi Kasei Corp.	15	113
Asics Corp.	8	214
Astellas Pharma, Inc.	22	227
Bandai Namco Holdings, Inc.	7	218
Bridgestone Corp.	7	297
Canon, Inc.	10	299
Capcom Co. Ltd.	4	110
Central Japan Railway Co.	9	228
Chiba Bank Ltd. (The)	7	66
Chubu Electric Power Co., Inc.	8	114
Chugai Pharmaceutical Co. Ltd.	8	371
Concordia Financial Group Ltd.	12	90
Dai Nippon Printing Co. Ltd.	5	78
Daifuku Co. Ltd.	4	124
Dai-ichi Life Holdings, Inc.	42	296
Daiichi Sankyo Co. Ltd.	20	487
Daikin Industries Ltd.	3	372
Daito Trust Construction Co. Ltd.	4	65
Daiwa House Industry Co. Ltd.	7	227
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	5

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Daiwa Securities Group, Inc.	16	123
Denso Corp.	21	292
Disco Corp.	1	365
East Japan Railway Co.	12	283
Eisai Co. Ltd.	3	92
ENEOS Holdings, Inc.	33	206
FANUC Corp.	11	374
Fast Retailing Co. Ltd.	2	844
Fuji Electric Co. Ltd.	2	114
FUJIFILM Holdings Corp.	13	311
Fujikura Ltd.	3	409
Fujitsu Ltd.	21	550
Hankyu Hanshin Holdings, Inc.	3	78
Hikari Tsushin, Inc.	—	53
Hitachi Ltd.	55	1,875
Honda Motor Co. Ltd.	47	480
Hoya Corp.	4	666
Hulic Co. Ltd.	6	57
Idemitsu Kosan Co. Ltd.	9	65
IHI Corp.	13	261
Inpex Corp.	11	196
Isuzu Motors Ltd.	6	79
ITOCHU Corp.	14	828
Japan Airlines Co. Ltd.	2	31
Japan Exchange Group, Inc.	475	5,299
Japan Post Bank Co. Ltd.	21	240
Japan Post Holdings Co. Ltd.	21	201
Japan Post Insurance Co. Ltd.	2	57
Japan Tobacco, Inc.	14	502
JFE Holdings, Inc.	7	79
Kajima Corp.	5	164
Kansai Electric Power Co., Inc. (The)	11	178
Kao Corp.	6	237
Kawasaki Heavy Industries Ltd.	2	144
Kawasaki Kisen Kaisha Ltd.	4	60
KDDI Corp.	38	601
Keyence Corp.	18	6,680
Kikkoman Corp.	8	64
Kirin Holdings Co. Ltd.	9	131
Kobe Bussan Co. Ltd.	2	42
Komatsu Ltd.	11	381
Konami Group Corp.	1	200
Kubota Corp.	12	151
Kyocera Corp.	15	204
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — continued
Kyowa Kirin Co. Ltd.	3	43
Lasertec Corp.	1	203
LY Corp.	33	98
M3, Inc.	5	74
Makita Corp.	3	82
Marubeni Corp.	17	415
MatsukiyoCocokara & Co.	4	71
MEIJI Holdings Co. Ltd.	3	56
MINEBEA MITSUMI, Inc.	4	87
Mitsubishi Chemical Group Corp.	15	80
Mitsubishi Corp.	39	927
Mitsubishi Electric Corp.	23	647
Mitsubishi Estate Co. Ltd.	13	269
Mitsubishi HC Capital, Inc.	11	83
Mitsubishi Heavy Industries Ltd.	38	1,159
Mitsubishi UFJ Financial Group, Inc.	445	6,716
Mitsui & Co. Ltd.	30	728
Mitsui Fudosan Co. Ltd.	32	330
Mitsui OSK Lines Ltd.	4	122
Mizuho Financial Group, Inc.	30	1,008
MonotaRO Co. Ltd.	3	42
MS&AD Insurance Group Holdings, Inc.	15	317
Murata Manufacturing Co. Ltd.	20	431
NEC Corp.	15	563
Nexon Co. Ltd.	4	80
NIDEC Corp.	10	122
Nintendo Co. Ltd.	13	1,126
Nippon Building Fund, Inc., REIT	—	86
Nippon Paint Holdings Co. Ltd.	11	72
Nippon Sanso Holdings Corp.	2	70
Nippon Steel Corp.	58	239
Nippon Yusen KK	5	180
Nissan Motor Co. Ltd. *	27	61
Nissin Foods Holdings Co. Ltd.	2	42
Nitori Holdings Co. Ltd.	5	81
Nitto Denko Corp.	8	212
Nomura Holdings, Inc.	36	257
Nomura Research Institute Ltd.	5	174
NTT, Inc.	358	369
Obayashi Corp.	8	132
Obic Co. Ltd.	4	121
Olympus Corp.	14	169
Oracle Corp.	1	46
Oriental Land Co. Ltd.	13	263
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
ORIX Corp.	14	340
Osaka Gas Co. Ltd.	4	135
Otsuka Corp.	3	53
Otsuka Holdings Co. Ltd.	5	283
Pan Pacific International Holdings Corp.	23	137
Panasonic Holdings Corp.	28	325
Rakuten Group, Inc. *	18	119
Recruit Holdings Co. Ltd.	16	788
Renesas Electronics Corp.	20	249
Resona Holdings, Inc.	25	240
Ryohin Keikaku Co. Ltd.	6	123
Sanrio Co. Ltd.	2	97
SBI Holdings, Inc.	3	152
SCREEN Holdings Co. Ltd.	1	95
SCSK Corp.	2	70
Secom Co. Ltd.	5	169
Sekisui Chemical Co. Ltd.	5	78
Sekisui House Ltd.	7	154
Seven & i Holdings Co. Ltd.	25	318
SG Holdings Co. Ltd.	4	32
Shimadzu Corp.	3	75
Shimano, Inc.	1	94
Shin-Etsu Chemical Co. Ltd.	114	3,430
Shionogi & Co. Ltd.	9	153
Shiseido Co. Ltd.	5	81
SMC Corp.	1	240
SoftBank Corp.	344	489
SoftBank Group Corp.	11	2,018
Sompo Holdings, Inc.	11	323
Sony Financial Group, Inc. *	74	74
Sony Group Corp.	323	9,001
Subaru Corp.	7	149
Sumitomo Corp.	13	381
Sumitomo Electric Industries Ltd.	9	314
Sumitomo Metal Mining Co. Ltd.	3	98
Sumitomo Mitsui Financial Group, Inc.	44	1,199
Sumitomo Mitsui Trust Group, Inc.	8	211
Sumitomo Realty & Development Co. Ltd.	4	158
Suntory Beverage & Food Ltd.	2	51
Suzuki Motor Corp.	19	281
Sysmex Corp.	6	67
T&D Holdings, Inc.	6	127
Taisei Corp.	2	138
Takeda Pharmaceutical Co. Ltd.	19	515
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — continued
TDK Corp.	23	407
Terumo Corp.	16	258
TIS, Inc.	3	86
Toho Co. Ltd.	1	76
Tokio Marine Holdings, Inc.	22	820
Tokyo Electron Ltd.	5	1,191
Tokyo Gas Co. Ltd.	4	133
Tokyo Metro Co. Ltd.	4	37
Tokyu Corp.	6	67
TOPPAN Holdings, Inc.	3	68
Toray Industries, Inc.	17	102
Toyota Industries Corp.	2	217
Toyota Motor Corp.	114	2,316
Toyota Tsusho Corp.	8	254
Trend Micro, Inc.	2	77
Unicharm Corp.	13	83
West Japan Railway Co.	5	105
Yakult Honsha Co. Ltd.	3	45
Yamaha Motor Co. Ltd.	11	79
Yokogawa Electric Corp.	3	81
Zensho Holdings Co. Ltd.	1	75
ZOZO, Inc.	5	46
		79,453
Kazakhstan — 0.0% ^
Kaspi.KZ JSC, ADR	7	510
Luxembourg — 0.0% ^
ArcelorMittal SA	6	215
CVC Capital Partners plc (b)	3	42
Eurofins Scientific SE	1	100
		357
Macau — 0.0% ^
Galaxy Entertainment Group Ltd.	150	747
Sands China Ltd.	29	76
		823
Mexico — 0.2%
Arca Continental SAB de CV	73	710
Fresnillo plc	3	78
Grupo Aeroportuario del Sureste SAB de CV, ADR	3	1,031
Grupo Financiero Banorte SAB de CV, Class O	80	747
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	7

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Mexico — continued
Regional SAB de CV (a)	129	958
Wal-Mart de Mexico SAB de CV	308	1,020
		4,544
Netherlands — 0.9%
ABN AMRO Bank NV, CVA (b)	7	209
Adyen NV * (b)	—	517
Akzo Nobel NV	2	135
Argenx SE *	—	600
ASM International NV	1	365
ASML Holding NV	13	13,575
ASR Nederland NV	2	125
BE Semiconductor Industries NV	1	149
Euronext NV (b)	1	134
EXOR NV	1	97
Heineken Holding NV	2	105
Heineken NV	40	3,080
IMCD NV	1	73
ING Groep NV	36	905
JDE Peet's NV	2	74
Koninklijke Ahold Delhaize NV	11	446
Koninklijke KPN NV	47	216
Koninklijke Philips NV	9	253
NN Group NV	3	221
NXP Semiconductors NV	17	3,652
Randstad NV	1	51
uniQure NV *	6	408
Universal Music Group NV	13	354
Wolters Kluwer NV	3	351
		26,095
New Zealand — 0.0% ^
Auckland International Airport Ltd.	20	94
Contact Energy Ltd.	10	53
Fisher & Paykel Healthcare Corp. Ltd.	7	149
Infratil Ltd.	11	79
Meridian Energy Ltd.	16	53
Xero Ltd. *	2	187
		615
Norway — 0.1%
Aker BP ASA	4	98
DNB Bank ASA	11	272
Equinor ASA	9	220
Equinor ASA, ADR (a)	29	706
INVESTMENTS	SHARES (000)	VALUE ($000)

Norway — continued
Gjensidige Forsikring ASA	2	64
Kongsberg Gruppen ASA	5	134
Mowi ASA	6	122
Norsk Hydro ASA	17	112
Orkla ASA	8	85
Salmar ASA	1	45
Telenor ASA	7	110
		1,968
Peru — 0.0% ^
Credicorp Ltd.	4	986
Poland — 0.0% ^
InPost SA *	3	38
Portugal — 0.0% ^
Banco Comercial Portugues SA, Class R	100	88
EDP SA	38	187
Galp Energia SGPS SA	5	100
Jeronimo Martins SGPS SA	25	655
		1,030
Qatar — 0.0% ^
Qatar National Bank QPSC	193	982
Russia — 0.0%
Severstal PAO, GDR ‡ * (b)	58	— (d)
Saudi Arabia — 0.1%
Al Rajhi Bank	107	3,040
Singapore — 0.3%
CapitaLand Ascendas, REIT	47	101
CapitaLand Integrated Commercial Trust, REIT	70	127
CapitaLand Investment Ltd.	28	57
DBS Group Holdings Ltd.	130	5,400
Genting Singapore Ltd.	72	40
Grab Holdings Ltd., Class A *	28	170
Keppel Ltd.	18	137
Oversea-Chinese Banking Corp. Ltd.	41	531
Sea Ltd., ADR *	10	1,492
Sembcorp Industries Ltd.	11	54
Singapore Airlines Ltd.	18	93
Singapore Exchange Ltd.	10	134
Singapore Technologies Engineering Ltd.	19	122
Singapore Telecommunications Ltd.	89	291
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Singapore — continued
STMicroelectronics NV (a)	8	201
United Overseas Bank Ltd.	15	402
		9,352
South Africa — 0.3%
Absa Group Ltd.	98	1,098
Anglo American plc	13	508
Capitec Bank Holdings Ltd.	4	884
Clicks Group Ltd.	28	595
Gold Fields Ltd.	48	1,855
MTN Group Ltd.	90	899
Shoprite Holdings Ltd.	42	695
Sibanye Stillwater Ltd. *	304	806
		7,340
South Korea — 1.1%
Coupang, Inc. *	20	651
DB Insurance Co. Ltd.	8	739
Delivery Hero SE * (a) (b)	2	59
Hana Financial Group, Inc.	26	1,552
HD Hyundai Electric Co. Ltd.	2	1,481
Hugel, Inc. *	3	457
Hyundai Glovis Co. Ltd.	5	720
JB Financial Group Co. Ltd.	48	753
JYP Entertainment Corp.	12	684
Kia Corp.	26	2,175
Korea Aerospace Industries Ltd.	12	900
KT Corp.	12	403
KT Corp., ADR	35	648
POSCO Holdings, Inc.	3	590
Samsung Biologics Co. Ltd. * (b)	1	642
Samsung Electronics Co. Ltd.	138	10,370
Samsung Fire & Marine Insurance Co. Ltd.	2	592
SK hynix, Inc.	21	8,145
S-Oil Corp. *	10	498
		32,059
Spain — 0.3%
Acciona SA	—	65
ACS Actividades de Construccion y Servicios SA	2	177
Aena SME SA (b)	9	244
Amadeus IT Group SA	5	413
Banco Bilbao Vizcaya Argentaria SA	69	1,392
Banco de Sabadell SA	60	226
INVESTMENTS	SHARES (000)	VALUE ($000)

Spain — continued
Banco Santander SA	179	1,819
Bankinter SA	8	122
CaixaBank SA	47	494
Cellnex Telecom SA (b)	6	185
EDP Renovaveis SA	4	55
Endesa SA	4	136
Grifols SA	4	46
Iberdrola SA	76	1,542
Industria de Diseno Textil SA (a)	13	722
Redeia Corp. SA	5	87
Repsol SA	14	255
Telefonica SA	44	224
		8,204
Sweden — 0.7%
AddTech AB, Class B	3	105
Alfa Laval AB	3	164
Assa Abloy AB, Class B (a)	12	453
Atlas Copco AB, Class A	393	6,584
Atlas Copco AB, Class B	19	280
Beijer Ref AB	5	73
Boliden AB *	3	152
Epiroc AB, Class A (a)	8	166
Epiroc AB, Class B	5	87
EQT AB (a)	4	154
Essity AB, Class B	7	198
Evolution AB (b)	2	114
Fastighets AB Balder, Class B *	9	63
H & M Hennes & Mauritz AB, Class B (a)	7	128
Hexagon AB, Class B	25	303
Holmen AB, Class B (a)	1	34
Industrivarden AB, Class A	1	59
Industrivarden AB, Class C	2	78
Indutrade AB	3	87
Investment AB Latour, Class B	2	45
Investor AB, Class B	21	683
L E Lundbergforetagen AB, Class B	1	49
Lifco AB, Class B	3	108
Nibe Industrier AB, Class B (a)	18	70
Saab AB, Class B	4	211
Sagax AB, Class B	3	59
Sandvik AB	13	387
Securitas AB, Class B (a)	6	87
Skandinaviska Enskilda Banken AB, Class A	18	347
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	9

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Sweden — continued
Skanska AB, Class B	4	111
SKF AB, Class B	4	105
Svenska Cellulosa AB SCA, Class B	7	97
Svenska Handelsbanken AB, Class A	17	228
Swedbank AB, Class A	10	309
Swedish Orphan Biovitrum AB *	2	81
Tele2 AB, Class B	7	104
Telefonaktiebolaget LM Ericsson, Class B	34	340
Telia Co. AB (a)	28	111
Trelleborg AB, Class B	2	101
Volvo AB, Class B	288	7,904
		20,819
Switzerland — 0.5%
ABB Ltd. (Registered)	19	1,397
Avolta AG	1	55
Baloise Holding AG (Registered)	1	122
Banque Cantonale Vaudoise (Registered)	—	42
Barry Callebaut AG (Registered) (a)	—	56
Belimo Holding AG (Registered)	—	127
BKW AG	—	57
Chocoladefabriken Lindt & Spruengli AG	—	169
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	153
Cie Financiere Richemont SA (Registered)	7	1,275
DSM-Firmenich AG	2	182
EMS-Chemie Holding AG (Registered)	—	58
Galderma Group AG	2	344
Geberit AG (Registered)	—	298
Givaudan SA (Registered)	—	455
Helvetia Holding AG (Registered)	—	109
Julius Baer Group Ltd.	3	167
Kuehne + Nagel International AG (Registered)	1	111
Logitech International SA (Registered)	2	219
Lonza Group AG (Registered)	1	581
Partners Group Holding AG	—	333
Sandoz Group AG	5	334
Schindler Holding AG	1	174
Schindler Holding AG (Registered)	—	95
SGS SA (Registered)	2	224
SIG Group AG	4	41
Sika AG (Registered)	2	358
Sonova Holding AG (Registered)	1	166
INVESTMENTS	SHARES (000)	VALUE ($000)

Switzerland — continued
Straumann Holding AG (Registered)	1	168
Swatch Group AG (The) (a)	—	72
Swiss Life Holding AG (Registered)	—	371
Swiss Prime Site AG (Registered)	1	136
Swisscom AG (Registered)	—	228
UBS Group AG (Registered)	124	4,739
VAT Group AG (b)	—	141
Zurich Insurance Group AG	2	1,221
		14,778
Taiwan — 2.0%
ASE Technology Holding Co. Ltd.	354	2,832
Delta Electronics, Inc.	90	2,895
Formosa Chemicals & Fibre Corp.	614	581
MediaTek, Inc.	10	439
Quanta Computer, Inc.	150	1,455
Realtek Semiconductor Corp.	72	1,202
Taiwan Semiconductor Manufacturing Co. Ltd.	756	36,548
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	30	8,906
Wiwynn Corp.	13	1,891
WUS Printed Circuit Co. Ltd.	162	534
Yuanta Financial Holding Co. Ltd.	663	742
Zhen Ding Technology Holding Ltd.	130	686
		58,711
Thailand — 0.0% ^
Bumrungrad Hospital PCL	94	499
Turkey — 0.1%
Akbank TAS	377	544
BIM Birlesik Magazalar A/S	98	1,251
		1,795
United Arab Emirates — 0.1%
ADNOC Drilling Co. PJSC	365	554
Emaar Properties PJSC	312	1,209
NMC Health plc ‡ *	3	— (d)
		1,763
United Kingdom — 1.4%
3i Group plc	12	676
Admiral Group plc	3	134
Ashtead Group plc	5	342
Associated British Foods plc	4	118
AstraZeneca plc	50	8,224
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Auto Trader Group plc (b)	11	108
Aviva plc	37	322
BAE Systems plc	36	890
Barclays plc	170	910
Barratt Redrow plc	16	81
British American Tobacco plc	25	1,280
BT Group plc	72	175
Bunzl plc	4	119
Centrica plc	58	137
CK Hutchison Holdings Ltd.	32	215
Coca-Cola Europacific Partners plc	3	245
Compass Group plc	20	674
DCC plc	1	78
Diageo plc	27	614
Entain plc	7	76
Flutter Entertainment plc *	5	1,067
Halma plc	5	212
Hikma Pharmaceuticals plc	2	48
HSBC Holdings plc	209	2,928
Imperial Brands plc	9	368
Informa plc	16	199
InterContinental Hotels Group plc	2	213
International Consolidated Airlines Group SA	15	82
Intertek Group plc	2	126
J Sainsbury plc	21	93
JD Sports Fashion plc	31	38
Kingfisher plc	21	85
Land Securities Group plc, REIT	8	69
Legal & General Group plc	69	215
Lloyds Banking Group plc	718	842
London Stock Exchange Group plc	6	710
M&G plc	27	95
Marks & Spencer Group plc	25	128
Melrose Industries plc	15	126
National Grid plc	59	881
NatWest Group plc	97	748
Next plc	1	263
Pearson plc	7	98
Phoenix Group Holdings plc	8	74
Reckitt Benckiser Group plc	8	624
RELX plc	135	5,956
Rentokil Initial plc	30	169
Rolls-Royce Holdings plc	101	1,560
INVESTMENTS	SHARES (000)	VALUE ($000)

United Kingdom — continued
Sage Group plc (The)	12	175
Schroders plc	9	43
Segro plc, REIT	15	141
Severn Trent plc	3	119
Smith & Nephew plc	10	184
Smiths Group plc	4	131
Spirax Group plc	1	82
SSE plc	13	334
Standard Chartered plc	24	486
TechnipFMC plc	34	1,394
Tesco plc	79	475
Unilever plc	29	1,764
United Utilities Group plc	8	129
Vodafone Group plc	233	283
Whitbread plc	2	80
Wise plc, Class A *	8	101
WPP plc	13	49
		39,405
United States — 31.5%
3M Co.	44	7,365
AbbVie, Inc.	39	8,406
Accenture plc, Class A	4	1,084
Aegon Ltd.	16	120
AGCO Corp.	5	475
Alcoa Corp.	22	802
Alcon AG	6	447
Alnylam Pharmaceuticals, Inc. *	5	2,427
Alphabet, Inc., Class C	55	15,411
Amazon.com, Inc. *	164	40,001
American Express Co.	32	11,653
American Homes 4 Rent, Class A, REIT	13	404
American Tower Corp., REIT	28	4,931
AMETEK, Inc.	9	1,889
Amrize Ltd. *	6	317
Amrize Ltd. *	20	1,048
Analog Devices, Inc.	16	3,632
Angi, Inc. *	5	63
AP Moller - Maersk A/S, Class A	—	72
AP Moller - Maersk A/S, Class B	—	97
Apple, Inc.	198	53,622
AppLovin Corp., Class A *	3	1,872
Arch Capital Group Ltd.	13	1,156
Arthur J Gallagher & Co.	10	2,600
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	11

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
AT&T, Inc.	205	5,067
AutoZone, Inc. *	1	2,260
AvalonBay Communities, Inc., REIT	2	415
Axalta Coating Systems Ltd. *	13	373
Baker Hughes Co., Class A	119	5,756
Ball Corp.	40	1,898
Bank of America Corp.	281	15,017
Berkshire Hathaway, Inc., Class B *	9	4,061
Best Buy Co., Inc.	5	449
Biogen, Inc. *	6	850
BJ's Wholesale Club Holdings, Inc. *	19	1,705
Blackstone, Inc.	16	2,355
Boeing Co. (The) *	8	1,559
Booking Holdings, Inc.	1	3,397
BP plc	190	1,114
Bristol-Myers Squibb Co.	124	5,706
Broadcom, Inc.	35	13,038
Burlington Stores, Inc. *	12	3,283
BWX Technologies, Inc.	6	1,344
Capital One Financial Corp.	7	1,574
Cardinal Health, Inc.	6	1,198
Carlisle Cos., Inc.	1	270
Carvana Co. *	3	1,065
Casey's General Stores, Inc.	2	1,025
CBRE Group, Inc., Class A *	8	1,247
CDW Corp.	11	1,701
Cencora, Inc.	9	3,195
Charles Schwab Corp. (The)	103	9,744
Chemours Co. (The)	57	763
Cheniere Energy, Inc.	3	562
Chevron Corp.	6	908
Chipotle Mexican Grill, Inc., Class A *	18	562
Chubb Ltd.	2	448
Ciena Corp. *	7	1,363
Cigna Group (The)	8	1,952
Cisco Systems, Inc.	6	445
Claire's Stores, Inc. ‡ * (e)	—	— (d)
Cleveland-Cliffs, Inc. *	44	552
Cloudflare, Inc., Class A *	3	836
CME Group, Inc.	17	4,503
Coca-Cola Co. (The)	180	12,434
Columbia Banking System, Inc.	2	53
Columbia Sportswear Co.	5	271
Comerica, Inc.	18	1,346
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
Comfort Systems USA, Inc.	1	1,192
ConocoPhillips	17	1,484
Copart, Inc. *	25	1,084
CoreWeave, Inc., Class A *	7	904
Corning, Inc.	29	2,586
Corpay, Inc. *	4	929
Crowdstrike Holdings, Inc., Class A *	3	1,736
CSL Ltd.	6	677
Cummins, Inc.	3	1,359
CVS Health Corp.	7	553
CyberArk Software Ltd. *	1	298
Danaher Corp.	22	4,692
Darden Restaurants, Inc.	7	1,345
Deere & Co.	2	726
Dominion Energy, Inc.	111	6,539
DoorDash, Inc., Class A *	10	2,427
Dover Corp.	5	886
Eagle Materials, Inc.	3	608
EastGroup Properties, Inc., REIT	1	218
Eaton Corp. plc	18	6,934
Elevance Health, Inc.	5	1,675
Eli Lilly & Co.	3	2,212
Emerson Electric Co.	69	9,575
Entergy Corp.	3	332
EOG Resources, Inc.	34	3,622
EQT Corp.	37	2,004
Equinix, Inc., REIT	5	3,830
Expedia Group, Inc.	20	4,420
Experian plc	11	514
Exxon Mobil Corp.	135	15,396
FedEx Corp.	3	821
Ferrovial SE	6	378
Fidelity National Information Services, Inc.	54	3,364
Fifth Third Bancorp	23	941
Figma, Inc., Class A * (a)	4	211
First Citizens BancShares, Inc., Class A	2	2,942
Fiserv, Inc. *	12	817
Flowserve Corp.	28	1,936
Fortune Brands Innovations, Inc.	3	174
Freeport-McMoRan, Inc.	16	668
Garmin Ltd.	5	1,018
Gates Industrial Corp. plc *	113	2,484
General Dynamics Corp.	2	741
General Motors Co.	16	1,083
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Genpact Ltd.	18	705
Gentex Corp.	25	594
Gilead Sciences, Inc.	12	1,438
GoDaddy, Inc., Class A *	2	233
Goldman Sachs Group, Inc. (The)	3	2,723
Graphic Packaging Holding Co.	37	592
GSK plc	49	1,147
Haleon plc	108	502
Hayward Holdings, Inc. *	21	355
HCA Healthcare, Inc.	1	476
Henry Schein, Inc. *	8	497
Hewlett Packard Enterprise Co.	129	3,148
Hilton Worldwide Holdings, Inc.	3	731
Holcim AG	6	544
Home Depot, Inc. (The)	4	1,586
Host Hotels & Resorts, Inc., REIT	15	235
Howmet Aerospace, Inc.	33	6,893
HubSpot, Inc. *	3	1,362
Humana, Inc.	16	4,378
Incora Intermediate LLC ‡ *	—	5
Insmed, Inc. *	16	3,098
Interactive Brokers Group, Inc., Class A	20	1,393
Intercontinental Exchange, Inc.	10	1,463
International Paper Co.	6	230
Intuit, Inc.	5	3,503
Intuitive Surgical, Inc. *	4	2,217
IQVIA Holdings, Inc. *	5	1,164
ITT, Inc.	12	2,222
Jabil, Inc.	2	424
James Hardie Industries plc, CHDI * (a)	7	146
James Hardie Industries plc, ADR *	45	942
JB Hunt Transport Services, Inc.	3	570
Jefferies Financial Group, Inc.	9	471
Johnson & Johnson	117	22,041
Keurig Dr Pepper, Inc.	14	376
Kinder Morgan, Inc.	20	533
Kinsale Capital Group, Inc.	1	232
Kontoor Brands, Inc.	26	2,067
Labcorp Holdings, Inc.	8	2,054
Lamar Advertising Co., Class A, REIT	3	401
Lennar Corp., Class A	16	2,002
Linde plc	16	6,735
Loews Corp.	6	596
Lowe's Cos., Inc.	53	12,529
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
M&T Bank Corp.	7	1,330
Marriott International, Inc., Class A	16	4,274
Marsh & McLennan Cos., Inc.	3	576
Martin Marietta Materials, Inc.	1	487
Mastercard, Inc., Class A	32	17,520
McDonald's Corp.	38	11,373
Medtronic plc	96	8,690
Merck & Co., Inc.	12	1,047
Meta Platforms, Inc., Class A	42	26,938
Mettler-Toledo International, Inc. *	1	761
MGIC Investment Corp.	49	1,335
Microsoft Corp.	126	65,280
Mid-America Apartment Communities, Inc., REIT	5	605
Middleby Corp. (The) *	3	316
Mohawk Industries, Inc. *	3	374
Monday.com Ltd. *	—	100
Moran Foods Backstop Equity ‡ *	2,995	—
Morgan Stanley	27	4,416
Murphy USA, Inc.	1	304
MYT Holding LLC ‡ *	23	6
Natera, Inc. *	9	1,758
Nestle SA (Registered)	31	2,952
Netflix, Inc. *	4	4,682
Neurocrine Biosciences, Inc. *	13	1,796
Nexstar Media Group, Inc.	2	327
NextEra Energy, Inc.	85	6,923
NMG Parent LLC, Escrow ‡ * (a)	1	13
Northern Trust Corp.	3	369
Novartis AG (Registered)	23	2,821
NVIDIA Corp.	375	76,003
Omnicom Group, Inc.	6	452
ON Semiconductor Corp. *	12	604
Oracle Corp.	13	3,535
Packaging Corp. of America	2	421
Palo Alto Networks, Inc. *	11	2,366
Performance Food Group Co. *	10	1,013
PG&E Corp.	53	845
Philip Morris International, Inc.	38	5,489
Post Holdings, Inc. *	6	606
Procter & Gamble Co. (The)	4	630
Progressive Corp. (The)	4	912
Public Service Enterprise Group, Inc.	3	268
Public Storage, REIT	2	547
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	13

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
QIAGEN NV	3	122
Quanta Services, Inc.	6	2,537
Quest Diagnostics, Inc.	5	817
Range Resources Corp.	32	1,147
Raymond James Financial, Inc.	1	238
Rayonier, Inc., REIT	12	269
Reddit, Inc., Class A *	6	1,196
Regency Centers Corp., REIT	10	695
Regeneron Pharmaceuticals, Inc.	3	1,685
Regions Financial Corp.	55	1,320
Robinhood Markets, Inc., Class A *	19	2,728
ROBLOX Corp., Class A *	6	695
Roche Holding AG	8	2,729
Roche Holding AG	—	130
RTX Corp.	27	4,864
Saia, Inc. *	1	383
Salesforce, Inc.	3	761
Sandisk Corp. *	5	949
Sanofi SA	13	1,340
SBA Communications Corp., REIT	2	404
Schneider Electric SE	7	1,873
Seagate Technology Holdings plc	11	2,700
ServiceNow, Inc. *	1	1,145
Shell plc	71	2,649
Silgan Holdings, Inc.	26	995
Smurfit WestRock plc	7	253
Snowflake, Inc., Class A *	10	2,813
Southern Co. (The)	175	16,502
Southwest Airlines Co.	46	1,397
Spotify Technology SA *	5	2,980
State Street Corp.	9	1,003
Stellantis NV (a)	24	246
Stryker Corp.	1	419
Swiss Re AG	4	654
Take-Two Interactive Software, Inc. *	9	2,240
TD SYNNEX Corp.	22	3,375
Tenaris SA	4	89
Teradyne, Inc.	8	1,529
Tesla, Inc. *	32	14,437
Texas Instruments, Inc.	8	1,319
Thermo Fisher Scientific, Inc.	3	1,623
TJX Cos., Inc. (The)	17	2,354
Trane Technologies plc	24	10,906
TransUnion	6	526
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
Travelers Cos., Inc. (The)	3	876
Twilio, Inc., Class A *	7	966
Uber Technologies, Inc. *	15	1,454
Ulta Beauty, Inc. *	3	1,555
Union Pacific Corp.	3	762
United Rentals, Inc.	—	148
UnitedHealth Group, Inc.	24	8,244
US Bancorp	120	5,582
Ventas, Inc., REIT	20	1,500
Verizon Communications, Inc.	47	1,866
Vertex Pharmaceuticals, Inc. *	5	2,128
Vistra Corp.	8	1,447
Walmart, Inc.	80	8,059
Walt Disney Co. (The)	152	17,102
Wells Fargo & Co.	140	12,177
WESCO International, Inc.	3	677
Western Digital Corp.	40	6,013
Weyerhaeuser Co., REIT	18	414
Williams Cos., Inc. (The)	36	2,102
WillScot Holdings Corp.	29	623
WR Berkley Corp.	4	282
Xcel Energy, Inc.	7	540
Yum! Brands, Inc.	33	4,504
Zillow Group, Inc., Class C *	8	634
		911,201
Total Common Stocks (Cost $1,050,353)		1,495,931
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 15.5%
Australia — 0.1%
Transurban Finance Co. Pty. Ltd. 4.92%, 3/24/2036 (c)	324	323
Woolworths Group Ltd. 0.38%, 11/15/2028 (b)	EUR1,534	1,655
		1,978
Austria — 0.0% ^
Benteler International AG 7.25%, 6/15/2031 (b)	EUR230	282
Canada — 0.8%
Bank of Montreal 0.05%, 6/8/2029 (b)	EUR5,059	5,335
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
Element Fleet Management Corp. 5.64%, 3/13/2027 (c)	250	255
Enbridge, Inc.
(3-MONTH CME TERM SOFR + 3.68%), 5.50%, 7/15/2077 (f)	450	448
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.71%), 7.38%, 1/15/2083 (f)	1,100	1,134
National Bank of Canada
(SOFRINDX + 0.90%), 5.19%, 3/25/2027 (f)	250	250
(SOFR + 0.79%), 4.95%, 2/1/2028 (f)	250	252
Ontario Teachers' Finance Trust
1.13%, 5/15/2026 (b)	GBP2,544	3,292
1.10%, 10/19/2027 (c)	CAD773	536
4.25%, 4/25/2028 (c)	3,483	3,523
0.10%, 5/19/2028 (b)	EUR2,955	3,219
0.05%, 11/25/2030 (b)	EUR2,896	2,921
Toronto-Dominion Bank (The)
1.20%, 6/3/2026	150	147
3.19%, 2/16/2029 (b)	EUR1,300	1,532
		22,844
Denmark — 0.1%
Danske Bank A/S (EUR Swap Annual 1 Year + 1.35%), 4.50%, 11/9/2028 (b) (f)	EUR2,000	2,394
France — 0.3%
Alstom SA 0.13%, 7/27/2027 (b)	EUR200	222
BNP Paribas SA (SOFR + 1.68%), 5.09%, 5/9/2031 (c) (f)	1,700	1,729
BPCE SFH SA 3.38%, 3/13/2029 (b)	EUR1,900	2,252
Credit Agricole SA (SOFR + 1.36%), 4.82%, 9/25/2033 (c) (f)	766	761
Electricite de France SA (EUR Swap Annual 5 Year + 2.86%), 2.63%, 12/1/2027 (b) (f) (g) (h)	EUR400	448
Engie SA 3.63%, 3/6/2031 (b)	EUR1,900	2,253
Forvia SE 5.63%, 6/15/2030 (b)	EUR225	269
Societe Generale SA (EURIBOR 3 Month + 1.80%), 4.25%, 12/6/2030 (b) (f)	EUR1,000	1,205
		9,139
Germany — 0.5%
Deutsche Bank AG
(SOFR + 1.22%), 2.31%, 11/16/2027 (f)	2,450	2,401
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Germany — continued
(EURIBOR 3 Month + 1.25%), 3.38%, 2/13/2031 (b) (f)	EUR900	1,048
Heidelberg Materials Finance Luxembourg SA 4.88%, 11/21/2033 (b)	EUR1,995	2,512
IHO Verwaltungs GmbH 6.75% (Cash), 11/15/2029 (b) (i)	EUR220	269
Mercedes-Benz Finance North America LLC 4.90%, 11/15/2027 (c)	250	254
Traton Finance Luxembourg SA
3.75%, 3/27/2030 (b)	EUR2,100	2,473
3.75%, 1/14/2031 (b)	EUR400	469
Volkswagen Leasing GmbH
0.63%, 7/19/2029 (b)	EUR150	160
4.00%, 4/11/2031 (b)	EUR1,950	2,329
Vonovia SE 1.00%, 7/9/2030 (b)	EUR1,200	1,265
ZF Europe Finance BV 7.00%, 6/12/2030 (b)	EUR200	236
		13,416
Hong Kong — 0.0% ^
Melco Resorts Finance Ltd. 6.50%, 9/24/2033 (c)	200	201
Ireland — 0.2%
AIB Group plc (EUR Swap Annual 1 Year + 1.95%), 4.63%, 7/23/2029 (b) (f)	EUR2,000	2,423
Avolon Holdings Funding Ltd. 3.25%, 2/15/2027 (c)	2,350	2,315
Bank of Ireland Group plc (EURIBOR ICE Swap Rate 1 Year + 2.05%), 5.00%, 7/4/2031 (b) (f)	EUR1,900	2,379
		7,117
Italy — 0.5%
Autostrade per l'Italia SpA 5.13%, 6/14/2033 (b)	EUR1,900	2,405
Banca Monte dei Paschi di Siena SpA 3.50%, 4/23/2029 (b)	EUR2,150	2,553
Banco BPM SpA 4.63%, 11/29/2027 (b)	EUR2,000	2,400
Credito Emiliano SpA 3.25%, 4/18/2029 (b)	EUR2,000	2,352
Enel SpA (EURIBOR ICE Swap Rate 5 Year + 3.49%), 6.38%, 4/16/2028 (b) (f) (g) (h)	EUR300	372
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	15

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Italy — continued
Intesa Sanpaolo SpA 5.13%, 8/29/2031 (b)	EUR1,900	2,430
UniCredit SpA (EURIBOR 3 Month + 1.60%), 4.45%, 2/16/2029 (b) (f)	EUR2,050	2,454
		14,966
Luxembourg — 0.0% ^
Maxam Prill Sarl 6.00%, 7/15/2030 (b)	EUR245	287
Mexico — 0.2%
Petroleos Mexicanos
6.70%, 2/16/2032	2,500	2,498
7.69%, 1/23/2050	2,635	2,390
		4,888
Netherlands — 0.1%
ING Groep NV (SOFR + 1.01%), 1.73%, 4/1/2027 (f)	200	198
Nederlandse Waterschapsbank NV 3.50%, 7/20/2027	AUD3,120	2,026
		2,224
Portugal — 0.1%
Banco Santander Totta SA 3.25%, 2/15/2031 (b)	EUR3,600	4,267
Puerto Rico — 0.0% ^
LCPR Senior Secured Financing DAC 5.13%, 7/15/2029 (c)	893	540
Saudi Arabia — 0.0% ^
Greensaif Pipelines Bidco Sarl 5.85%, 2/23/2036 (b)	780	820
South Korea — 0.1%
Hanwha Life Insurance Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.29%), 6.30%, 6/24/2055 (c) (f)	205	215
Korea Southern Power Co. Ltd. 0.75%, 1/27/2026 (a) (c)	2,155	2,133
		2,348
Spain — 0.2%
Banco de Sabadell SA (EURIBOR ICE Swap Rate 1 Year + 1.60%), 4.25%, 9/13/2030 (b) (f)	EUR1,000	1,208
Banco Santander SA 5.13%, 11/6/2035	400	400
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Spain — continued
Bankinter SA 0.88%, 7/8/2026 (b)	EUR2,300	2,628
CaixaBank SA (EURIBOR 3 Month + 1.65%), 5.00%, 7/19/2029 (b) (f)	EUR1,900	2,323
		6,559
Switzerland — 0.5%
Holcim Finance Luxembourg SA 0.50%, 4/23/2031 (b)	EUR2,108	2,127
UBS Group AG
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (c) (f)	250	248
(EURIBOR ICE Swap Rate 1 Year + 4.95%), 7.75%, 3/1/2029 (b) (f)	EUR1,850	2,375
(SOFR + 1.06%), 4.40%, 9/23/2031 (c) (f)	548	546
UBS Switzerland AG 3.30%, 3/5/2029 (b)	EUR7,070	8,342
		13,638
Thailand — 0.0% ^
Krung Thai Bank PCL (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.53%), 4.40%, 3/25/2026 (b) (f) (g) (h) (j)	530	528
Trinidad And Tobago — 0.0% ^
Trinidad Generation UnLtd 7.75%, 6/16/2033 (c)	200	210
United Kingdom — 0.5%
Barclays plc
(SOFR + 1.08%), 4.48%, 11/11/2029 (f)	1,750	1,753
(EURIBOR ICE Swap Rate 1 Year + 2.05%), 4.51%, 1/31/2033 (b) (f)	EUR457	560
Cadent Finance plc 0.63%, 3/19/2030 (b)	EUR2,325	2,427
HSBC Holdings plc
(SOFR + 1.29%), 5.29%, 11/19/2030 (f)	310	320
(SOFR + 1.43%), 5.13%, 11/6/2036 (f)	857	856
INEOS Quattro Finance 2 plc 8.50%, 3/15/2029 (b)	EUR225	240
Motability Operations Group plc 3.88%, 1/24/2034 (b)	EUR1,217	1,423
Santander UK Group Holdings plc
(SOFR + 1.22%), 2.47%, 1/11/2028 (f)	250	245
(SOFRINDX + 1.07%), 4.32%, 9/22/2029 (f)	529	528
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
Standard Chartered plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 5.40%, 8/12/2036 (c) (f)	1,750	1,779
Synthomer plc 7.38%, 5/2/2029 (b)	EUR230	231
TSB Bank plc
3.32%, 3/5/2029 (b)	EUR1,490	1,758
2.70%, 2/18/2030 (b)	EUR1,300	1,498
		13,618
United States — 11.3%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (c)	989	1,021
Acrisure LLC 4.25%, 2/15/2029 (c)	1,171	1,124
Adient Global Holdings Ltd. 7.00%, 4/15/2028 (c)	966	989
ADT Security Corp. (The) 4.13%, 8/1/2029 (c)	280	271
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a) (c)	1,007	865
Affinity Interactive 6.88%, 12/15/2027 (c)	738	367
Albertsons Cos., Inc. 3.50%, 3/15/2029 (c)	866	825
Alcoa Nederland Holding BV 4.13%, 3/31/2029 (c)	492	479
Alexandria Real Estate Equities, Inc. REIT, 3.80%, 4/15/2026	250	249
Allegiant Travel Co. 7.25%, 8/15/2027 (c)	408	413
Alliant Holdings Intermediate LLC 6.75%, 4/15/2028 (c)	1,755	1,787
Allied Universal Holdco LLC
4.63%, 6/1/2028 (c)	1,142	1,118
6.88%, 6/15/2030 (c)	1,183	1,214
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (c)	1,028	932
Alumina Pty. Ltd. 6.13%, 3/15/2030 (c)	794	814
AMC Networks, Inc. 10.25%, 1/15/2029 (c)	1,167	1,225
American Airlines, Inc. 8.50%, 5/15/2029 (c)	3,122	3,257
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029	1,111	1,056
American Express Co. (SOFR + 1.24%), 4.80%, 10/24/2036 (f)	1,800	1,779
American Honda Finance Corp. (SOFR + 0.87%), 5.15%, 7/9/2027 (f)	67	67
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
AmWINS Group, Inc. 6.38%, 2/15/2029 (c)	1,534	1,564
Antero Resources Corp. 5.38%, 3/1/2030 (c)	1,900	1,913
Anywhere Real Estate Group LLC 7.00%, 4/15/2030 (a) (c)	1,382	1,392
APH Somerset Investor 2 LLC 7.88%, 11/1/2029 (c)	1,093	1,126
Arbor Realty SR, Inc. REIT, 7.88%, 7/15/2030 (c)	687	699
Arches Buyer, Inc. 4.25%, 6/1/2028 (c)	1,118	1,092
Ardagh Metal Packaging Finance USA LLC 3.25%, 9/1/2028 (c)	1,433	1,367
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (c)	1,205	1,170
Athene Global Funding 5.62%, 5/8/2026 (c)	78	79
Avantor Funding, Inc.
4.63%, 7/15/2028 (c)	1,159	1,140
3.88%, 11/1/2029 (c)	29	28
Avianca Midco 2 plc 9.00%, 12/1/2028 (c)	452	452
Avis Budget Car Rental LLC 5.38%, 3/1/2029 (c)	1,710	1,647
Axalta Coating Systems LLC
4.75%, 6/15/2027 (c)	399	398
3.38%, 2/15/2029 (c)	150	143
Ball Corp.
6.88%, 3/15/2028	1,637	1,666
6.00%, 6/15/2029	54	55
Bank of America Corp.
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (f)	250	248
(EURIBOR 3 Month + 0.95%), 1.10%, 5/24/2032 (b) (f)	EUR630	654
Bausch + Lomb Corp. 8.38%, 10/1/2028 (c)	1,429	1,493
Bausch Health Cos., Inc.
4.88%, 6/1/2028 (c)	2,043	1,859
11.00%, 9/30/2028 (c)	964	1,011
Block, Inc. 5.63%, 8/15/2030 (c)	1,417	1,438
Bread Financial Holdings, Inc. 9.75%, 3/15/2029 (c)	359	383
Brookfield Property REIT, Inc. REIT, 4.50%, 4/1/2027 (c)	102	100
Buckeye Partners LP 6.88%, 7/1/2029 (c)	1,255	1,300
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	17

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Bunge Finance Europe BV 1.00%, 9/24/2028 (b)	EUR2,350	2,589
Caesars Entertainment, Inc. 7.00%, 2/15/2030 (c)	1,931	1,987
California Resources Corp. 8.25%, 6/15/2029 (c)	1,183	1,231
Carnival Corp. 6.00%, 5/1/2029 (c)	1,976	2,006
CCO Holdings LLC 6.38%, 9/1/2029 (c)	1,504	1,516
Celanese US Holdings LLC
6.67%, 7/15/2027 (k)	741	761
6.85%, 11/15/2028 (k)	2,045	2,118
Century Communities, Inc. 3.88%, 8/15/2029 (c)	1,077	1,010
Champions Financing, Inc. 8.75%, 2/15/2029 (a) (c)	1,200	1,163
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (c)	762	731
Chart Industries, Inc. 7.50%, 1/1/2030 (c)	1,473	1,536
Charter Communications Operating LLC
2.80%, 4/1/2031	813	729
6.65%, 2/1/2034	50	53
6.38%, 10/23/2035	2,250	2,331
Chemours Co. (The)
5.75%, 11/15/2028 (c)	1,473	1,411
4.63%, 11/15/2029 (c)	54	47
Chevron Phillips Chemical Co. LLC 3.40%, 12/1/2026 (c)	78	77
Churchill Downs, Inc. 5.75%, 4/1/2030 (c)	670	672
Cinemark USA, Inc. 5.25%, 7/15/2028 (c)	596	593
Citigroup, Inc.
(SOFR + 0.76%), 1.12%, 1/28/2027 (f)	250	248
(SOFR + 1.34%), 4.54%, 9/19/2030 (f)	2,805	2,823
(SOFR + 1.17%), 2.56%, 5/1/2032 (f)	1,950	1,762
Civitas Resources, Inc. 8.38%, 7/1/2028 (c)	1,073	1,109
Clarios Global LP
6.75%, 5/15/2028 (c)	1,647	1,687
6.75%, 2/15/2030 (c)	34	35
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (c)	1,732	1,668
Clear Channel Outdoor Holdings, Inc. 7.88%, 4/1/2030 (c)	1,178	1,235
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Cleveland-Cliffs, Inc. 6.88%, 11/1/2029 (c)	1,592	1,635
Cloud Software Group, Inc. 6.50%, 3/31/2029 (c)	3,945	3,975
Clydesdale Acquisition Holdings, Inc. 6.88%, 1/15/2030 (c)	492	497
Coherent Corp. 5.00%, 12/15/2029 (c)	552	546
Coinbase Global, Inc. 3.38%, 10/1/2028 (c)	1,345	1,279
CommScope LLC 4.75%, 9/1/2029 (c)	1,109	1,106
Community Health Systems, Inc. 6.00%, 1/15/2029 (c)	1,925	1,906
Comstock Resources, Inc.
6.75%, 3/1/2029 (c)	1,682	1,667
5.88%, 1/15/2030 (c)	302	287
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (f)	2	2
CoreLogic, Inc. 4.50%, 5/1/2028 (c)	1,156	1,117
CoreWeave, Inc. 9.25%, 6/1/2030 (c)	1,794	1,811
CP Atlas Buyer, Inc. 9.75%, 7/15/2030 (c)	970	1,012
Credit Acceptance Corp.
9.25%, 12/15/2028 (c)	736	772
6.63%, 3/15/2030 (c)	534	534
Crescent Energy Finance LLC 9.25%, 2/15/2028 (c)	984	1,017
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	457	435
Crown Americas LLC 5.25%, 4/1/2030 (a)	96	97
CSC Holdings LLC
11.25%, 5/15/2028 (c)	546	479
11.75%, 1/31/2029 (c)	1,560	1,232
CVR Partners LP 6.13%, 6/15/2028 (c)	852	851
Darling Ingredients, Inc. 6.00%, 6/15/2030 (c)	1,297	1,311
Dcli Bidco LLC 7.75%, 11/15/2029 (c)	591	601
Delek Logistics Partners LP 8.63%, 3/15/2029 (c)	729	761
Directv Financing LLC 8.88%, 2/1/2030 (c)	1,796	1,785
Discovery Communications LLC
3.95%, 3/20/2028	520	510
4.13%, 5/15/2029	1,403	1,357
3.63%, 5/15/2030	1,820	1,684
DTE Energy Co. 5.05%, 10/1/2035	1,237	1,233
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (c)	2,400	2,364
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (a) (f)	809	835
Elastic NV 4.13%, 7/15/2029 (c)	1,069	1,030
Encore Capital Group, Inc. 9.25%, 4/1/2029 (c)	1,199	1,259
Energy Transfer LP
4.75%, 1/15/2026	100	100
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.83%), 7.13%, 10/1/2054 (f)	450	465
Entegris, Inc. 5.95%, 6/15/2030 (c)	755	767
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (c)	1,276	1,286
Esab Corp. 6.25%, 4/15/2029 (c)	1,076	1,101
Ferrellgas LP 5.88%, 4/1/2029 (c)	1,661	1,579
First Student Bidco, Inc. 4.00%, 7/31/2029 (a) (c)	165	160
FirstCash, Inc. 5.63%, 1/1/2030 (c)	1,047	1,049
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (c)	318	305
Freedom Mortgage Corp. 6.63%, 1/15/2027 (c)	564	565
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (c)	2,823	2,821
FTAI Aviation Investors LLC 5.50%, 5/1/2028 (c)	1,301	1,302
Gap, Inc. (The) 3.63%, 10/1/2029 (c)	1,178	1,108
GCI LLC 4.75%, 10/15/2028 (c)	1,087	1,061
Gen Digital, Inc. 6.75%, 9/30/2027 (c)	1,186	1,204
General Motors Financial Co., Inc. 5.25%, 3/1/2026	150	150
Genting New York LLC 7.25%, 10/1/2029 (c)	1,048	1,085
GEO Group, Inc. (The) 8.63%, 4/15/2029	1,022	1,079
GFL Environmental, Inc. 4.38%, 8/15/2029 (c)	1,419	1,388
Global Net Lease, Inc. REIT, 3.75%, 12/15/2027 (c)	1,298	1,258
Goldman Sachs Bank USA (SOFR + 0.77%), 5.06%, 3/18/2027 (f)	320	321
Goldman Sachs Group, Inc. (The)
0.88%, 1/21/2030 (b)	EUR2,455	2,636
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
(SOFR + 1.33%), 4.94%, 10/21/2036 (f)	1,252	1,246
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	1,531	1,457
6.63%, 7/15/2030	14	14
Gray Media, Inc. 10.50%, 7/15/2029 (c)	1,358	1,463
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (c)	1,064	1,032
HCA, Inc. 4.90%, 11/15/2035	1,000	988
Herc Holdings, Inc.
6.63%, 6/15/2029 (c)	1,086	1,121
7.00%, 6/15/2030 (c)	592	620
Hertz Corp. (The) 12.63%, 7/15/2029 (c)	1,300	1,287
Hess Midstream Operations LP
5.88%, 3/1/2028 (c)	623	636
6.50%, 6/1/2029 (c)	566	586
4.25%, 2/15/2030 (c)	773	753
Hilcorp Energy I LP 5.75%, 2/1/2029 (c)	1,335	1,310
Hillenbrand, Inc. 6.25%, 2/15/2029	592	608
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (c)	951	952
5.88%, 4/1/2029 (c)	312	319
HLF Financing Sarl LLC 12.25%, 4/15/2029 (c)	55	59
HLF Financing SARL LLC 4.88%, 6/1/2029 (c)	396	348
Howard Hughes Corp. (The) 4.13%, 2/1/2029 (c)	485	466
HUB International Ltd. 7.25%, 6/15/2030 (c)	2,437	2,544
Hunt Cos., Inc. 5.25%, 4/15/2029 (c)	1,079	1,049
Hyundai Capital America 4.30%, 9/24/2027 (c)	71	71
Icahn Enterprises LP
4.38%, 2/1/2029	1,072	922
10.00%, 11/15/2029 (c)	770	773
ICITII 6.00% (PIK), 1/31/2033 ‡ (c) (i)	9	4
Imola Merger Corp. 4.75%, 5/15/2029 (c)	1,811	1,785
Ingevity Corp. 3.88%, 11/1/2028 (c)	876	844
Iron Mountain, Inc. REIT, 7.00%, 2/15/2029 (c)	1,289	1,328
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (c)	108	105
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	19

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Jane Street Group 4.50%, 11/15/2029 (c)	389	378
Jazz Securities DAC 4.38%, 1/15/2029 (c)	1,550	1,519
KeHE Distributors LLC 9.00%, 2/15/2029 (c)	1,265	1,324
Kennedy-Wilson, Inc. 4.75%, 2/1/2030	398	368
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (f)	1,450	1,572
Kinetik Holdings LP
6.63%, 12/15/2028 (c)	1,790	1,838
5.88%, 6/15/2030 (c)	78	79
LABL, Inc. 5.88%, 11/1/2028 (c)	867	618
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028 (c)	74	74
Level 3 Financing, Inc.
4.88%, 6/15/2029 (c)	693	663
4.50%, 4/1/2030 (c)	857	792
Liberty Mutual Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.31%), 4.13%, 12/15/2051 (c) (f)	724	708
Lithia Motors, Inc. 3.88%, 6/1/2029 (c)	1,192	1,138
Live Nation Entertainment, Inc. 3.75%, 1/15/2028 (c)	1,018	993
Madison IAQ LLC 4.13%, 6/30/2028 (c)	435	426
Magnera Corp. 4.75%, 11/15/2029 (c)	1,086	904
Matador Resources Co. 6.88%, 4/15/2028 (c)	420	428
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (c)	1,265	1,268
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (c)	1,213	1,211
Medline Borrower LP
3.88%, 4/1/2029 (c)	679	660
6.25%, 4/1/2029 (c)	2,482	2,553
5.25%, 10/1/2029 (c)	1,963	1,956
Meta Platforms, Inc. 4.60%, 11/15/2032	1,338	1,345
MGM Resorts International
4.75%, 10/15/2028	559	555
6.13%, 9/15/2029	32	33
Michaels Cos., Inc. (The) 5.25%, 5/1/2028 (c)	1,282	1,197
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (c)	1,303	1,280
Millrose Properties, Inc. REIT, 6.38%, 8/1/2030 (c)	788	798
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (c)	719	599
Mohegan Tribal Gaming Authority 8.25%, 4/15/2030 (c)	1,119	1,162
Morgan Stanley Series I, (SOFR + 1.31%), 4.89%, 10/22/2036 (f)	474	471
Nabors Industries, Inc. 9.13%, 1/31/2030 (c)	51	54
Navient Corp.
5.50%, 3/15/2029	1,684	1,654
9.38%, 7/25/2030	97	107
NCL Corp. Ltd. 7.75%, 2/15/2029 (c)	1,320	1,412
NCR Atleos Corp. 9.50%, 4/1/2029 (c)	1,374	1,484
Neptune Bidco US, Inc. 9.29%, 4/15/2029 (c)	2,106	2,080
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (c)	1,232	1,204
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (c)	1,051	1,046
New Fortress Energy, Inc. 6.50%, 9/30/2026 (a) (c)	2,099	310
Newell Brands, Inc.
6.38%, 9/15/2027	741	739
8.50%, 6/1/2028 (c)	1,068	1,096
6.63%, 9/15/2029	469	459
NFE Financing LLC 12.00%, 11/15/2029 (c)	838	204
NGL Energy Operating LLC 8.13%, 2/15/2029 (c)	1,211	1,240
Nissan Motor Acceptance Co. LLC
2.00%, 3/9/2026 (c)	10	10
2.75%, 3/9/2028 (c)	1,772	1,663
7.05%, 9/15/2028 (c)	247	257
Noble Finance II LLC 8.00%, 4/15/2030 (c)	1,440	1,495
Novelis Corp. 6.88%, 1/30/2030 (c)	1,136	1,179
NRG Energy, Inc.
3.38%, 2/15/2029 (c)	220	209
5.75%, 7/15/2029 (c)	1,204	1,209
Olympus Water US Holding Corp. 4.25%, 10/1/2028 (c)	200	192
OneMain Finance Corp.
3.50%, 1/15/2027	1,761	1,732
6.63%, 5/15/2029	540	555
OneSky Flight LLC 8.88%, 12/15/2029 (c)	852	904
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Organon & Co. 4.13%, 4/30/2028 (c)	427	406
Outfront Media Capital LLC 4.25%, 1/15/2029 (c)	1,055	1,019
Owens & Minor, Inc. 6.63%, 4/1/2030 (a) (c)	697	531
Pagaya US Holdings Co. LLC 8.88%, 8/1/2030 (a) (c)	521	472
Paramount Global (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.38%, 3/30/2062 (f)	1,114	1,097
Park Intermediate Holdings LLC REIT, 5.88%, 10/1/2028 (c)	1,458	1,457
PBF Holding Co. LLC
6.00%, 2/15/2028	592	588
9.88%, 3/15/2030 (c)	309	328
PennyMac Financial Services, Inc.
4.25%, 2/15/2029 (c)	832	808
7.88%, 12/15/2029 (c)	95	101
Penske Automotive Group, Inc. 3.75%, 6/15/2029	1,060	1,018
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (c)	200	200
Performance Food Group, Inc.
5.50%, 10/15/2027 (c)	61	61
4.25%, 8/1/2029 (c)	901	879
Permian Resources Operating LLC
8.00%, 4/15/2027 (c)	1,357	1,376
5.88%, 7/1/2029 (c)	51	51
PG&E Corp. 5.00%, 7/1/2028	1,064	1,057
Phinia, Inc. 6.75%, 4/15/2029 (c)	977	1,008
Playtika Holding Corp. 4.25%, 3/15/2029 (c)	1,108	1,001
PRA Group, Inc. 8.88%, 1/31/2030 (c)	474	481
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (c)	1,488	1,565
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (c)	155	151
Prologis Euro Finance LLC REIT, 3.88%, 9/22/2037	EUR694	801
Raising Cane's Restaurants LLC 9.38%, 5/1/2029 (c)	946	990
Rand Parent LLC 8.50%, 2/15/2030 (c)	1,187	1,213
Range Resources Corp. 8.25%, 1/15/2029	1,288	1,314
Realty Income Corp. REIT, 4.88%, 7/6/2030	EUR1,600	1,981
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Reworld Holding Corp. 4.88%, 12/1/2029 (c)	1,165	1,095
RLJ Lodging Trust LP REIT, 3.75%, 7/1/2026 (c)	999	991
ROBLOX Corp. 3.88%, 5/1/2030 (c)	1,334	1,276
Rocket Mortgage LLC 2.88%, 10/15/2026 (c)	1,751	1,719
Rocket Software, Inc. 9.00%, 11/28/2028 (c)	404	416
RR Donnelley & Sons Co. 9.50%, 8/1/2029 (c)	1,281	1,313
Sabre GLBL, Inc.
11.25%, 12/15/2027 (c)	318	326
11.13%, 7/15/2030 (c)	1,496	1,414
Saks Global Enterprises LLC 11.00%, 12/15/2029 (c)	—	—
SBA Communications Corp. REIT, 3.13%, 2/1/2029	1,630	1,541
Scientific Games Holdings LP 6.63%, 3/1/2030 (c)	1,198	1,094
SCIH Salt Holdings, Inc. 4.88%, 5/1/2028 (c)	1,328	1,313
SCIL IV LLC 5.38%, 11/1/2026 (c)	1,135	1,133
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (c)	1,137	1,028
Sealed Air Corp. 6.13%, 2/1/2028 (c)	1,136	1,151
Sensata Technologies BV 4.00%, 4/15/2029 (c)	1,292	1,259
Service Properties Trust REIT, 8.38%, 6/15/2029	404	401
SGUS LLC 11.00%, 12/15/2029 (c)	1	—
Simmons Foods, Inc. 4.63%, 3/1/2029 (c)	1,261	1,208
Sirius XM Radio LLC 4.00%, 7/15/2028 (c)	1,905	1,852
SLM Corp. 3.13%, 11/2/2026	1,340	1,317
SM Energy Co. 6.75%, 8/1/2029 (c)	1,127	1,125
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (c)	858	855
Somnigroup International, Inc. 4.00%, 4/15/2029 (c)	1,184	1,140
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a) (c)	939	913
Southern Power Co.
1.85%, 6/20/2026	EUR150	172
Series B, 4.90%, 10/1/2035	370	366
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	21

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (c)	1,162	1,220
Stagwell Global LLC 5.63%, 8/15/2029 (c)	1,385	1,320
Staples, Inc. 10.75%, 9/1/2029 (c)	1,996	1,934
Star Leasing Co. LLC 7.63%, 2/15/2030 (c)	1,130	1,068
Starwood Property Trust, Inc.
REIT, 7.25%, 4/1/2029 (c)	1,504	1,584
REIT, 6.50%, 7/1/2030 (c)	332	345
Stellantis Financial Services US Corp. 5.40%, 9/15/2030 (c)	471	474
Sunoco LP
7.00%, 9/15/2028 (c)	2,148	2,215
4.50%, 4/30/2030	175	170
Talen Energy Supply LLC 8.63%, 6/1/2030 (c)	1,279	1,357
Tenet Healthcare Corp. 6.13%, 10/1/2028	3,410	3,414
Tenneco, Inc. 8.00%, 11/17/2028 (c)	1,789	1,784
Tidewater, Inc. 9.13%, 7/15/2030 (c)	1,029	1,098
Time Warner Cable LLC 5.50%, 9/1/2041	2,650	2,377
Toyota Motor Credit Corp. 4.05%, 9/5/2028	47	47
TransDigm, Inc.
6.75%, 8/15/2028 (c)	850	867
4.63%, 1/15/2029	3,677	3,617
Travel + Leisure Co.
6.63%, 7/31/2026 (c)	1,061	1,069
4.50%, 12/1/2029 (c)	27	26
TriNet Group, Inc. 3.50%, 3/1/2029 (c)	1,042	979
Trinity Industries, Inc. 7.75%, 7/15/2028 (c)	1,023	1,060
Tronox, Inc. 4.63%, 3/15/2029 (a) (c)	1,220	750
TTM Technologies, Inc. 4.00%, 3/1/2029 (c)	1,021	986
Twilio, Inc. 3.63%, 3/15/2029	1,028	987
Uber Technologies, Inc. 4.80%, 9/15/2035	1,200	1,191
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (c)	1,349	1,349
5.50%, 4/15/2029 (c)	12	12
Univision Communications, Inc.
8.00%, 8/15/2028 (c)	1,516	1,561
4.50%, 5/1/2029 (c)	1,062	998
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
US Acute Care Solutions LLC 9.75%, 5/15/2029 (c)	10	10
US Foods, Inc.
6.88%, 9/15/2028 (c)	1,172	1,209
4.75%, 2/15/2029 (c)	625	618
UWM Holdings LLC 6.63%, 2/1/2030 (c)	1,149	1,171
Vail Resorts, Inc. 5.63%, 7/15/2030 (c)	228	231
Valaris Ltd. 8.38%, 4/30/2030 (c)	845	881
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029 (c)	1,503	1,424
6.25%, 1/15/2030 (c)	300	306
Venture Global LNG, Inc.
9.50%, 2/1/2029 (c)	2,038	2,193
7.00%, 1/15/2030 (a) (c)	2,260	2,287
Vertiv Group Corp. 4.13%, 11/15/2028 (c)	176	173
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (c)	1,111	1,069
Viking Cruises Ltd. 7.00%, 2/15/2029 (c)	1,006	1,012
Vistra Operations Co. LLC
5.00%, 7/31/2027 (c)	1,395	1,396
4.38%, 5/1/2029 (c)	40	39
Warnermedia Holdings, Inc.
3.76%, 3/15/2027	119	118
4.30%, 1/17/2030	EUR888	1,021
Wayfair LLC 7.25%, 10/31/2029 (c)	1,161	1,201
Weatherford International Ltd. 8.63%, 4/30/2030 (c)	571	582
WESCO Distribution, Inc. 7.25%, 6/15/2028 (c)	1,209	1,226
Westlake Corp. 1.63%, 7/17/2029	EUR2,350	2,582
Whirlpool Corp. 6.13%, 6/15/2030	1,075	1,064
Williams Scotsman, Inc. 4.63%, 8/15/2028 (c)	1,352	1,334
WPC Eurobond BV REIT, 1.35%, 4/15/2028	EUR2,350	2,619
WR Grace Holdings LLC 4.88%, 6/15/2027 (c)	735	728
XPLR Infrastructure Operating Partners LP 7.25%, 1/15/2029 (c)	418	430
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
ZipRecruiter, Inc. 5.00%, 1/15/2030 (c)	1,049	821
ZoomInfo Technologies LLC 3.88%, 2/1/2029 (c)	1,131	1,067
		326,311
Total Corporate Bonds (Cost $439,725)		448,575
Foreign Government Securities — 12.9%
Australia — 0.4%
Commonwealth of Australia 4.75%, 6/21/2054 (b)	AUD5,880	3,736
New South Wales Treasury Corp. 4.75%, 2/20/2035 (b)	AUD5,585	3,642
Treasury Corp. of Victoria 2.25%, 9/15/2033 (b)	AUD6,715	3,700
		11,078
Belgium — 0.2%
Dexia SA 0.25%, 12/10/2026 (b)	GBP4,200	5,300
Brazil — 0.2%
Federative Republic of Brazil 10.00%, 1/1/2033	BRL6,860	1,076
Notas do Tesouro Nacional
10.00%, 1/1/2029	BRL7,065	1,215
10.00%, 1/1/2031	BRL6,855	1,121
10.00%, 1/1/2035	BRL6,145	935
		4,347
Canada — 1.3%
Province of Alberta 2.90%, 12/1/2028	CAD410	295
Province of British Columbia
4.70%, 6/18/2037	CAD880	674
2.95%, 6/18/2050	CAD505	281
Province of Ontario
0.01%, 11/25/2030 (b)	EUR5,800	5,854
3.80%, 12/2/2034	CAD21,944	15,942
Province of Quebec 4.00%, 9/1/2035	CAD21,435	15,658
		38,704
Chile — 0.0% ^
Bonos de la Tesoreria de la Republica en pesos 7.00%, 5/1/2034 (b)	CLP230,000	259
Republic of Chile 3.75%, 1/14/2032	EUR483	570
		829
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

China — 0.2%
People's Republic of China
2.11%, 8/25/2034	CNY7,040	1,014
2.04%, 11/25/2034	CNY10,070	1,444
1.83%, 8/25/2035	CNY9,460	1,332
1.98%, 4/25/2045	CNY4,520	617
3.12%, 10/25/2052	CNY3,120	523
2.15%, 8/25/2055	CNY3,860	541
		5,471
Colombia — 0.1%
Republic of Colombia
11.00%, 8/22/2029	COP4,792,600	1,240
7.75%, 9/18/2030	COP3,332,300	754
7.00%, 3/26/2031	COP2,568,900	550
7.00%, 6/30/2032	COP3,706,500	763
11.75%, 1/24/2035	COP2,982,200	763
		4,070
Czech Republic — 0.2%
Czech Republic
4.50%, 11/11/2032	CZK64,070	3,074
2.00%, 10/13/2033	CZK78,670	3,137
		6,211
Egypt — 0.0% ^
Arab Republic of Egypt 7.30%, 9/30/2033 (b)	915	893
El Salvador — 0.0% ^
Republic of El Salvador 7.65%, 6/15/2035 (b)	267	277
France — 0.0% ^
French Republic 2.70%, 2/25/2031 (b)	EUR5	6
Germany — 1.7%
Bundesrepublik Deutschland
2.60%, 8/15/2035 (b)	EUR10,185	11,705
2.90%, 8/15/2056 (b)	EUR3,858	4,175
Bundesschatzanweisungen 2.20%, 3/11/2027 (b)	EUR29,275	33,851
		49,731
Guatemala — 0.0% ^
Republic of Guatemala 6.25%, 8/15/2036 (c)	611	645
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	23

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Hungary — 0.6%
Hungary Government Bond
2.13%, 9/22/2031 (c)	1,158	995
4.75%, 11/24/2032	HUF448,840	1,199
2.25%, 4/20/2033	HUF439,690	979
4.50%, 6/16/2034 (b)	EUR3,305	3,952
1.75%, 6/5/2035 (b)	EUR300	285
7.00%, 10/24/2035	HUF2,742,060	8,250
		15,660
India — 0.4%
Republic of India
7.02%, 6/18/2031	INR391,640	4,547
7.10%, 4/8/2034	INR285,920	3,321
7.30%, 6/19/2053	INR183,680	2,087
		9,955
Indonesia — 0.5%
Republic of Indonesia
6.50%, 2/15/2031	IDR31,580,000	1,975
6.38%, 4/15/2032	IDR30,390,000	1,874
7.00%, 2/15/2033	IDR24,075,000	1,528
6.63%, 2/15/2034	IDR82,342,000	5,129
7.50%, 6/15/2035	IDR16,011,000	1,060
6.75%, 7/15/2035	IDR24,562,000	1,545
		13,111
Italy — 1.9%
Buoni Poliennali del Tesoro
2.95%, 7/1/2030 (b)	EUR37,330	43,687
3.65%, 8/1/2035 (b)	EUR7,560	8,944
4.30%, 10/1/2054 (b)	EUR2,720	3,167
		55,798
Japan — 1.3%
Japan Bank for International Cooperation
4.25%, 1/26/2026	2,264	2,264
1.63%, 1/20/2027	674	656
Japan Government Bond
1.50%, 6/20/2035	JPY579,800	3,715
1.50%, 9/20/2043	JPY3,543,850	19,819
1.00%, 3/20/2052	JPY574,850	2,352
2.30%, 12/20/2054	JPY430,000	2,371
1.40%, 3/20/2055	JPY296,250	1,304
2.40%, 3/20/2055	JPY979,450	5,522
		38,003
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Malaysia — 0.2%
Malaysia Government Bond
2.63%, 4/15/2031	MYR9,751	2,243
3.83%, 7/5/2034	MYR6,762	1,649
4.18%, 5/16/2044	MYR2,516	621
4.74%, 3/15/2046	MYR3,636	962
4.07%, 6/15/2050	MYR3,228	776
4.46%, 3/31/2053	MYR2,726	696
		6,947
Mexico — 1.0%
Eagle Funding Luxco Sarl 5.50%, 8/17/2030 (b)	400	406
Mex Bonos Desarr Fix Rt
8.50%, 3/1/2029	MXN40,182	2,200
7.75%, 5/29/2031	MXN290,620	15,257
7.50%, 5/26/2033	MXN128,410	6,522
8.00%, 2/21/2036	MXN28,180	1,428
7.75%, 11/13/2042	MXN33,440	1,551
United Mexican States 2.66%, 5/24/2031	1,110	994
		28,358
Panama — 0.0% ^
Republic of Panama 3.87%, 7/23/2060	930	632
Peru — 0.1%
Bonos de la Tesoreria
5.40%, 8/12/2034	PEN5,431	1,566
6.85%, 8/12/2035 (b)	PEN5,318	1,668
		3,234
Poland — 0.2%
Republic of Poland
4.75%, 7/25/2029	PLN7,333	2,003
4.50%, 7/25/2030	PLN6,868	1,843
1.75%, 4/25/2032	PLN5,858	1,313
6.00%, 10/25/2033	PLN2,841	813
5.00%, 10/25/2035	PLN2,407	635
		6,607
Romania — 0.2%
Romania Government Bond
6.30%, 4/25/2029	RON9,415	2,088
4.15%, 10/24/2030	RON3,895	781
3.65%, 9/24/2031	RON3,790	727
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Romania — continued
8.25%, 9/29/2032	RON3,935	952
2.00%, 4/14/2033 (c)	EUR715	667
		5,215
South Africa — 0.3%
Republic of South Africa
8.25%, 3/31/2032	ZAR25,484	1,464
10.00%, 3/31/2033	ZAR7,000	437
8.88%, 2/28/2035	ZAR19,992	1,154
8.50%, 1/31/2037	ZAR20,530	1,115
9.00%, 1/31/2040	ZAR17,217	933
8.75%, 1/31/2044	ZAR21,360	1,101
5.75%, 9/30/2049	1,105	932
		7,136
South Korea — 0.1%
Export-Import Bank of Korea 4.88%, 1/11/2026	1,394	1,394
Spain — 0.8%
Bonos and Obligaciones del Estado
3.20%, 10/31/2035 (b)	EUR6,270	7,262
4.00%, 10/31/2054 (b)	EUR14,715	17,046
		24,308
Thailand — 0.4%
Kingdom of Thailand
2.80%, 6/17/2034	THB186,986	6,272
3.40%, 6/17/2036	THB36,403	1,302
3.30%, 6/17/2038	THB40,405	1,434
2.00%, 6/17/2042	THB45,134	1,352
3.45%, 6/17/2043	THB24,951	902
		11,262
United Kingdom — 0.6%
United Kingdom of Great Britain and Northern Ireland
4.50%, 3/7/2035 (b)	GBP3,271	4,325
4.38%, 7/31/2054 (b)	GBP11,260	13,017
		17,342
Total Foreign Government Securities (Cost $372,671)		372,524
INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 4.0%
United States — 4.0%
JPMorgan Income Fund, Class R6 Shares (l)(Cost $114,343)	13,315	114,375
Exchange-Traded Funds — 3.4%
United States — 3.4%
JPMorgan Income ETF (l)(Cost $95,792)	2,095	97,243
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 1.9%
U.S. Treasury Inflation Linked Notes
1.63%, 10/15/2029	10,039	10,204
1.88%, 7/15/2035	6,553	6,607
U.S. Treasury Notes
4.25%, 1/31/2026 (m)	35,445	35,473
3.75%, 6/30/2027	3,160	3,166
3.38%, 9/15/2027	200	199
Total U.S. Treasury Obligations (Cost $55,613)		55,649
Mortgage-Backed Securities — 0.8%
United States — 0.8%
FHLMC UMBS, 30 Year
Pool # SD7572, 5/1/2054	USD2,423	2,546
Pool # SD8475, 11/1/2054	USD8,510	8,599
Pool # RQ0014, 6/1/2055	USD6,259	6,402
GNMA II, 30 Year Pool # MA7650, 3.00%, 10/20/2051	USD5,873	5,282
Total Mortgage-Backed Securities (Cost $22,456)		22,829
Asset-Backed Securities — 0.1%
United States — 0.1%
Aqua Finance Issuer Trust Series 2025-B, Class A, 4.79%, 5/17/2051 (c)	694	698
Lendmark Funding Trust Series 2025-2A, Class A, 4.78%, 10/20/2034 (c)	1,407	1,415
Progress Residential Trust Series 2025-SFR3, Class A, 3.39%, 7/17/2042 (c)	1,295	1,233
Santander Drive Auto Receivables Trust Series 2025-3, Class C, 4.68%, 9/15/2031	313	313
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	25

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Sierra Timeshare Receivables Funding LLC Series 2025-2A, Class A, 4.72%, 4/20/2044 (c)	216	217
Total Asset-Backed Securities (Cost $3,830)		3,876
Supranational — 0.1%
Asian Development Bank, 3.40%, 9/10/2027 (b)	AUD3,030	1,966
Inter-American Development Bank, 4.40%, 1/26/2026	CAD614	440
Total Supranational (Cost $2,715)		2,406
Loan Assignments — 0.0% ‡ (n) ^
United States — 0.0% ^
Moran Foods LLC, 1st Lien PIK Term Loan
(9.35% (PIK) + 2.00% (Cash)), 11.35%, 6/30/2026 (f) (i)	343	76
(9.35% (PIK) + 2.00% (Cash)), 11.35%, 6/30/2026 (f) (i)	948	647
FGI Operating Co. LLC, 1st Lien Term Loan 0.00%, 12/31/2025 (o) (p)	14	—
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (11.50% (PIK) + 4.33% (Cash)), 15.83%, 6/30/2026 (f) (i)	27	28
Total Loan Assignments (Cost $1,284)		751
Commercial Mortgage-Backed Securities — 0.0% ^
United States — 0.0% ^
Velocity Commercial Capital Loan Trust
Series 2018-2, Class M2, 4.51%, 10/26/2048 (c) (p)	107	102
Series 2018-2, Class M3, 4.72%, 10/26/2048 (c) (p)	156	145
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.35%, 7/15/2040 (c) (p)	177	182
Total Commercial Mortgage-Backed Securities (Cost $440)		429
Collateralized Mortgage Obligations — 0.0% ^
United States — 0.0% ^
CHL Mortgage Pass-Through Trust Series 2007-10, Class A4, 5.50%, 7/25/2037	—	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AF1, Class A4, 4.71%, 4/25/2036 (p)	—	—
GS Mortgage-Backed Securities Trust Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (c) (k)	256	250
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 4.51%, 1/25/2047 (p)	—	—
JPMorgan Mortgage Trust Series 2005-A8, Class 2A3, 5.21%, 11/25/2035 (p)	—	—
Total Collateralized Mortgage Obligations (Cost $246)		250
	SHARES (000)
Convertible Preferred Stocks — 0.0%
United States — 0.0%
Claire's Stores, Inc. ‡ * (e)(Cost $442)	—	— (d)
	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 9.1%
Commercial Paper — 0.0% ^
BPCE SA, 4.62%, 11/6/2025 (c) (q)	250	250
Credit Industriel et Commercial, 4.44%, 5/12/2026 (c) (q)	186	182
Telstra Group Ltd., 4.20%, 12/18/2025 (c) (q)	250	249
Total Commercial Paper (Cost $680)		681
	SHARES (000)
Investment Companies — 8.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.01% (l) (r) (Cost $245,072)	245,020	245,117
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment of Cash Collateral from Securities Loaned — 0.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (l) (r) (Cost $17,427)	17,427	17,427
Total Short-Term Investments (Cost $263,179)		263,225
Total Investments — 99.5% (Cost $2,423,089)		2,878,063
Assets in Excess of Other Liabilities — 0.5%		15,058
NET ASSETS — 100.0%		2,893,121

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CLP	Chile Peso
CME	Chicago Mercantile Exchange
CNY	China Yuan
COP	Columbian Peso
CVA	Certificaten Van Aandelen (Dutch Certificate)
CZK	Czech Republic Koruna
ETF	Exchange Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HUF	Hungarian Forint
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
JSC	Joint Stock Company
MXN	Mexican Peso
MYR	Malaysian Ringgit
OYJ	Public Limited Company
PEN	Peruvian Nuevo Sol
PIK	Payment In Kind
PJSC	Public Joint Stock Company
PLN	Polish Zloty
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
RON	Romanian Leu
SCA	Limited partnership with share capital
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
THB	Thai Baht
UMBS	Uniform Mortgage-Backed Securities
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $15,719.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Value is zero.
(e)	Fund is subject to legal or contractual restrictions on the resale of the security.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of October 31, 2025.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of October 31, 2025.

(i)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(j)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
October 31, 2025 is $528 or 0.02% of the Fund’s
net assets as of October 31, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	27

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
(k)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of October 31, 2025.

(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(n)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(o)	Defaulted security.
(p)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of October 31, 2025.

(q)	The rate shown is the effective yield as of October 31, 2025.
(r)	The rate shown is the current yield as of October 31, 2025.
Summary of Investments by Industry, October 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Foreign Government Securities	12.9%
Fixed Income	7.4
Banks	6.6
Semiconductors & Semiconductor Equipment	6.2
Software	3.3
Capital Markets	2.9
Technology Hardware, Storage & Peripherals	2.9
Oil, Gas & Consumable Fuels	2.8
Interactive Media & Services	2.5
Pharmaceuticals	2.2
Hotels, Restaurants & Leisure	2.2
Broadline Retail	2.0
U.S. Treasury Notes	1.9
Financial Services	1.5
Aerospace & Defense	1.5
Electric Utilities	1.4
Machinery	1.4
Insurance	1.4
Entertainment	1.4
Specialty Retail	1.3
Health Care Providers & Services	1.2
Consumer Finance	1.2
Media	1.1
Electrical Equipment	1.1
Chemicals	1.1
Automobiles	1.0
Others (each less than 1.0%)	18.5
Short-Term Investments	9.1
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, can be found in financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Funds	October 31, 2025

Futures contracts outstanding as of October 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Buxl 30 Year Bond	71	12/08/2025	EUR	9,511	95
Euro-OAT	224	12/08/2025	EUR	31,660	272
Euro-Schatz	211	12/08/2025	EUR	26,044	6
Japan 10 Year Mini Bond	151	12/12/2025	JPY	13,320	(90)
Australia 10 Year Bond	72	12/15/2025	AUD	5,352	11
Foreign Exchange EUR / USD	66	12/15/2025	USD	9,532	(217)
Foreign Exchange JPY / USD	373	12/15/2025	USD	30,383	(1,506)
Japan 10 Year Bond	23	12/15/2025	JPY	20,294	(94)
Korea 10 Year Bond	150	12/16/2025	KRW	12,255	(226)
Canada 5 Year Bond	62	12/18/2025	CAD	5,106	37
MSCI EAFE Index	507	12/19/2025	USD	71,137	290
MSCI Emerging Markets Index	800	12/19/2025	USD	56,260	2,433
S&P 500 E-Mini Index	643	12/19/2025	USD	220,895	7,231
S&P E-Mini Communication Services Index	199	12/19/2025	USD	29,969	(771)
U.S. Treasury Long Bond	10	12/19/2025	USD	1,174	34
XAK Technology Equity Index	109	12/19/2025	USD	33,172	2,993
Long Gilt	204	12/29/2025	GBP	25,090	812
U.S. Treasury 5 Year Note	4,567	12/31/2025	USD	499,016	1,221
					12,531
Short Contracts
Euro-Bobl	(209)	12/08/2025	EUR	(28,497)	(141)
Euro-BTP	(17)	12/08/2025	EUR	(2,379)	(59)
Euro-Bund	(58)	12/08/2025	EUR	(8,655)	(36)
Short-Term Euro-BTP	(144)	12/08/2025	EUR	(17,953)	(50)
Canada 10 Year Bond	(100)	12/18/2025	CAD	(8,755)	(208)
U.S. Treasury 10 Year Note	(294)	12/19/2025	USD	(33,144)	(245)
U.S. Treasury 10 Year Ultra Note	(162)	12/19/2025	USD	(18,721)	(48)
U.S. Treasury Ultra Bond	(39)	12/19/2025	USD	(4,734)	(172)
U.S. Treasury 2 Year Note	(124)	12/31/2025	USD	(25,828)	52
					(907)
					11,624

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Republic Won
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	29

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
Forward foreign currency exchange contracts outstanding as of October 31, 2025 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	1,397	CHF	732	Goldman Sachs International	11/25/2025	2
AUD	1,536	NZD	1,740	Citibank, NA	11/25/2025	8
AUD	1,545	USD	998	Goldman Sachs International	11/25/2025	13
AUD	4,698	USD	3,054	Morgan Stanley	11/25/2025	21
CAD	333	CHF	189	Citibank, NA	11/25/2025	2
CAD	1,092	CHF	619	Goldman Sachs International	11/25/2025	8
CAD	439	EUR	272	HSBC Bank, NA	11/25/2025	— (a)
CAD	1,416	USD	1,010	Citibank, NA	11/25/2025	— (a)
ILS	6,470	USD	1,951	Goldman Sachs International	11/25/2025	35
JPY	76,702	EUR	432	HSBC Bank, NA	11/25/2025	1
NOK	11,661	USD	1,147	Goldman Sachs International	11/25/2025	4
NZD	1,779	EUR	875	Morgan Stanley	11/25/2025	10
NZD	15,574	USD	8,878	BNP Paribas	11/25/2025	42
SEK	9,602	EUR	869	Morgan Stanley	11/25/2025	9
SEK	65,545	USD	6,900	BNP Paribas	11/25/2025	8
THB	46,802	USD	1,448	HSBC Bank, NA	11/25/2025	2
USD	1,023	AUD	1,562	BNP Paribas	11/25/2025	1
USD	1,902	AUD	2,901	Morgan Stanley	11/25/2025	3
USD	3,246	CAD	4,537	Citibank, NA	11/25/2025	8
USD	920	CAD	1,287	TD Bank Financial Group	11/25/2025	1
USD	920	CHF	734	Citibank, NA	11/25/2025	5
USD	357	CHF	283	Morgan Stanley	11/25/2025	4
USD	2,905	EUR	2,503	Citibank, NA	11/25/2025	17
USD	2,887	EUR	2,481	Goldman Sachs International	11/25/2025	24
USD	37,424	EUR	32,114	HSBC Bank, NA	11/25/2025	363
USD	2,618	EUR	2,253	Morgan Stanley	11/25/2025	18
USD	308	EUR	266	State Street Corp.	11/25/2025	2
USD	307	GBP	228	Barclays Bank plc	11/25/2025	7
USD	5,446	GBP	4,085	Morgan Stanley	11/25/2025	79
USD	352	HUF	117,614	Goldman Sachs International	11/25/2025	3
USD	12,039	JPY	1,835,321	Citibank, NA	11/25/2025	105
USD	1,672	JPY	253,297	Goldman Sachs International	11/25/2025	25
USD	1,314	JPY	201,840	Morgan Stanley	11/25/2025	1
USD	1,222	MXN	22,554	Merrill Lynch International	11/25/2025	11
USD	1,012	NZD	1,742	BNP Paribas	11/25/2025	14
USD	541	NZD	938	Morgan Stanley	11/25/2025	4
USD	313	PLN	1,139	Merrill Lynch International	11/25/2025	5
USD	772	SEK	7,238	Morgan Stanley	11/25/2025	9
USD	2,848	SGD	3,693	BNP Paribas	11/25/2025	6
BRL	9,294	USD	1,664	BNP Paribas**	12/22/2025	44
BRL	19,488	USD	3,578	Goldman Sachs International**	12/22/2025	4
CLP	246,296	USD	261	Barclays Bank plc**	12/22/2025	— (a)
CLP	328,940	USD	342	BNP Paribas**	12/22/2025	7
CNY	1,856	USD	262	Goldman Sachs International**	12/22/2025	— (a)
CNY	46,633	USD	6,580	State Street Corp.**	12/22/2025	5
COP	3,232,015	USD	815	Merrill Lynch International**	12/22/2025	18
CZK	9,128	EUR	374	Barclays Bank plc	12/22/2025	1
CZK	9,121	EUR	374	BNP Paribas	12/22/2025	— (a)
EUR	124	GBP	109	Barclays Bank plc	12/22/2025	1
HUF	310,756	USD	913	State Street Corp.	12/22/2025	7
IDR	40,595,652	USD	2,437	Merrill Lynch International**	12/22/2025	2
IDR	83,941,415	USD	5,042	Standard Chartered Bank**	12/22/2025	1
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Funds	October 31, 2025

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
INR	265,168	USD	2,976	Merrill Lynch International**	12/22/2025	3
JPY	22,279	GBP	110	HSBC Bank, NA	12/22/2025	1
KRW	325,951	USD	228	Barclays Bank plc**	12/22/2025	— (a)
KRW	161,031	USD	113	Merrill Lynch International**	12/22/2025	— (a)
MYR	7,626	USD	1,817	BNP Paribas**	12/22/2025	6
PEN	602	USD	177	Merrill Lynch International**	12/22/2025	1
RON	961	EUR	188	BNP Paribas	12/22/2025	— (a)
THB	81,267	USD	2,490	Citibank, NA	12/22/2025	33
THB	179,637	USD	5,511	HSBC Bank, NA	12/22/2025	66
USD	1,564	BRL	8,493	Barclays Bank plc**	12/22/2025	3
USD	145	CLP	136,064	Goldman Sachs International**	12/22/2025	— (a)
USD	6,430	CZK	134,034	HSBC Bank, NA	12/22/2025	74
USD	550	GBP	414	HSBC Bank, NA	12/22/2025	8
USD	2,345	HUF	784,030	Morgan Stanley	12/22/2025	22
USD	6,251	IDR	103,894,829	Barclays Bank plc**	12/22/2025	9
USD	3,143	IDR	52,265,285	Standard Chartered Bank**	12/22/2025	3
USD	3,027	INR	266,853	Standard Chartered Bank**	12/22/2025	29
USD	7,154	INR	632,988	State Street Corp.**	12/22/2025	43
USD	84	MXN	1,557	HSBC Bank, NA	12/22/2025	1
USD	8,678	MXN	161,062	Morgan Stanley	12/22/2025	53
USD	289	PHP	16,864	Merrill Lynch International**	12/22/2025	2
USD	2,461	PLN	9,020	HSBC Bank, NA	12/22/2025	20
USD	4,338	PLN	15,769	Morgan Stanley	12/22/2025	70
USD	55	RON	238	Goldman Sachs International	12/22/2025	1
USD	88	SGD	113	Goldman Sachs International	12/22/2025	— (a)
USD	246	SGD	318	HSBC Bank, NA	12/22/2025	1
USD	72	SGD	94	State Street Corp.	12/22/2025	— (a)
USD	4,250	ZAR	73,567	Goldman Sachs International	12/22/2025	21
ZAR	22,594	USD	1,291	State Street Corp.	12/22/2025	8
Total unrealized appreciation						1,448
AUD	1,391	USD	911	Goldman Sachs International	11/25/2025	(1)
CAD	6,084	USD	4,353	HSBC Bank, NA	11/25/2025	(10)
CHF	5,207	USD	6,505	BNP Paribas	11/25/2025	(19)
CZK	37,993	USD	1,805	Morgan Stanley	11/25/2025	(5)
DKK	16,273	USD	2,525	HSBC Bank, NA	11/25/2025	(10)
EUR	871	CAD	1,416	BNP Paribas	11/25/2025	(6)
EUR	867	CAD	1,409	Citibank, NA	11/25/2025	(5)
EUR	875	NZD	1,769	Goldman Sachs International	11/25/2025	(3)
EUR	27,403	USD	31,994	Barclays Bank plc	11/25/2025	(370)
EUR	20,404	USD	23,634	BNP Paribas	11/25/2025	(86)
EUR	256	USD	299	Goldman Sachs International	11/25/2025	(3)
EUR	1,169	USD	1,354	HSBC Bank, NA	11/25/2025	(6)
EUR	1,252	USD	1,459	Morgan Stanley	11/25/2025	(14)
GBP	764	EUR	876	Morgan Stanley	11/25/2025	(7)
GBP	7,345	USD	9,782	Barclays Bank plc	11/25/2025	(132)
GBP	753	USD	1,010	Goldman Sachs International	11/25/2025	(21)
GBP	5,040	USD	6,695	HSBC Bank, NA	11/25/2025	(74)
GBP	6,906	USD	9,087	Morgan Stanley	11/25/2025	(15)
HUF	340,689	USD	1,021	Goldman Sachs International	11/25/2025	(10)
HUF	194,696	USD	578	HSBC Bank, NA	11/25/2025	— (a)
JPY	152,994	CAD	1,406	Morgan Stanley	11/25/2025	(9)
JPY	10,945,783	USD	72,329	BNP Paribas	11/25/2025	(1,152)
JPY	1,175,969	USD	7,756	HSBC Bank, NA	11/25/2025	(108)
MXN	33,222	USD	1,798	HSBC Bank, NA	11/25/2025	(14)
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	31

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
NZD	1,591	USD	921	Citibank, NA	11/25/2025	(10)
PLN	13,794	USD	3,735	BNP Paribas	11/25/2025	— (a)
RON	5,877	USD	1,331	HSBC Bank, NA	11/25/2025	(1)
SGD	342	USD	263	HSBC Bank, NA	11/25/2025	— (a)
USD	1,166	AUD	1,806	HSBC Bank, NA	11/25/2025	(15)
USD	1,018	AUD	1,569	Morgan Stanley	11/25/2025	(9)
USD	1,016	CAD	1,427	BNP Paribas	11/25/2025	(2)
USD	4,012	CAD	5,632	HSBC Bank, NA	11/25/2025	(8)
USD	7,689	HUF	2,618,190	BNP Paribas	11/25/2025	(82)
USD	2,357	JPY	362,651	Morgan Stanley	11/25/2025	(2)
USD	10,313	MXN	192,656	Goldman Sachs International	11/25/2025	(34)
USD	297	THB	9,701	Barclays Bank plc	11/25/2025	(3)
USD	2,925	THB	95,645	Goldman Sachs International	11/25/2025	(38)
CLP	204,380	USD	217	Barclays Bank plc**	12/22/2025	— (a)
CLP	912,770	USD	971	Goldman Sachs International**	12/22/2025	(2)
COP	6,366,436	USD	1,646	Goldman Sachs International**	12/22/2025	(6)
CZK	89,330	USD	4,277	HSBC Bank, NA	12/22/2025	(41)
CZK	43,573	USD	2,080	Morgan Stanley	12/22/2025	(13)
EUR	250	SGD	377	State Street Corp.	12/22/2025	(1)
HUF	604,784	USD	1,804	Morgan Stanley	12/22/2025	(12)
IDR	1,450,258	USD	87	BNP Paribas**	12/22/2025	— (a)
INR	6,420	USD	73	Goldman Sachs International**	12/22/2025	(1)
INR	7,729	USD	87	Merrill Lynch International**	12/22/2025	(1)
INR	583,609	USD	6,595	Standard Chartered Bank**	12/22/2025	(38)
JPY	10,891	GBP	54	HSBC Bank, NA	12/22/2025	— (a)
MXN	36,971	USD	1,981	BNP Paribas	12/22/2025	(2)
MXN	77,831	USD	4,205	Goldman Sachs International	12/22/2025	(37)
MXN	2,148	USD	116	Morgan Stanley	12/22/2025	(1)
PHP	5,068	USD	87	Standard Chartered Bank**	12/22/2025	(1)
PLN	10,927	USD	2,968	HSBC Bank, NA	12/22/2025	(11)
PLN	20,892	USD	5,739	Morgan Stanley	12/22/2025	(84)
RON	1,900	EUR	372	Barclays Bank plc	12/22/2025	— (a)
RON	1,900	EUR	372	BNP Paribas	12/22/2025	— (a)
USD	1,400	BRL	7,633	Citibank, NA**	12/22/2025	(3)
USD	159	BRL	867	Goldman Sachs International**	12/22/2025	— (a)
USD	1,460	BRL	8,078	Standard Chartered Bank**	12/22/2025	(24)
USD	3,649	CNY	25,840	HSBC Bank, NA**	12/22/2025	— (a)
USD	49	CNY	351	Morgan Stanley**	12/22/2025	— (a)
USD	2,245	COP	8,795,502	Citibank, NA**	12/22/2025	(21)
USD	1,846	COP	7,219,073	Goldman Sachs International**	12/22/2025	(14)
USD	824	HUF	278,240	Morgan Stanley	12/22/2025	(1)
USD	88	MYR	372	BNP Paribas**	12/22/2025	(1)
USD	475	PEN	1,614	Goldman Sachs International**	12/22/2025	(4)
USD	290	PEN	994	Standard Chartered Bank**	12/22/2025	(5)
USD	405	PHP	23,877	Barclays Bank plc**	12/22/2025	(2)
USD	2,635	THB	85,539	Barclays Bank plc	12/22/2025	(21)
USD	2,390	THB	77,454	HSBC Bank, NA	12/22/2025	(15)
USD	67	ZAR	1,177	Goldman Sachs International	12/22/2025	(1)
USD	1,756	ZAR	30,582	HSBC Bank, NA	12/22/2025	(2)
ZAR	1,258	USD	72	HSBC Bank, NA	12/22/2025	— (a)
ZAR	54,122	USD	3,127	Morgan Stanley	12/22/2025	(16)
RON	1,904	EUR	369	BNP Paribas	3/24/2026	— (a)
RON	951	EUR	184	HSBC Bank, NA	3/24/2026	— (a)
Total unrealized depreciation						(2,665)
Net unrealized depreciation						(1,217)
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Funds	October 31, 2025

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
CNY	China Yuan
COP	Columbian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	33

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 32.4%
Angola — 0.0% ^
Azule Energy Finance plc 8.13%, 1/23/2030 (a)	700	704
Argentina — 0.0% ^
Pampa Energia SA 7.95%, 9/10/2031 (b)	383	395
Transportadora de Gas del Sur SA 8.50%, 7/24/2031 (b)	365	380
YPF Energia Electrica SA 7.88%, 10/16/2032 (a) (c)	400	395
YPF SA
8.50%, 6/27/2029 (b)	913	928
8.25%, 1/17/2034 (a) (c)	1,000	1,007
		3,105
Australia — 0.0% ^
Australia & New Zealand Banking Group Ltd. (SOFR + 0.56%), 4.85%, 3/18/2026 (a) (d)	262	262
Glencore Funding LLC
2.50%, 9/1/2030 (a)	40	37
2.63%, 9/23/2031 (a)	844	758
		1,057
Austria — 0.0% ^
ams-OSRAM AG 12.25%, 3/30/2029 (a)	3,316	3,568
Bahrain — 0.0% ^
Bapco Energies BSC Closed 7.50%, 10/25/2027 (b)	1,150	1,197
Brazil — 0.2%
Braskem Netherlands Finance BV
7.25%, 2/13/2033 (a) (c)	1,287	526
8.00%, 10/15/2034 (a) (c)	975	401
Caixa Economica Federal 5.63%, 5/13/2030 (a)	1,570	1,589
Centrais Eletricas Brasileiras SA 6.50%, 1/11/2035 (a)	900	931
CSN Resources SA 4.63%, 6/10/2031 (a)	900	705
FS Luxembourg Sarl
8.88%, 2/12/2031 (a)	415	432
8.88%, 2/12/2031 (b)	700	728
8.63%, 6/25/2033 (a)	1,720	1,778
LD Celulose International GmbH 7.95%, 1/26/2032 (a)	1,000	1,053
Minerva Luxembourg SA 8.88%, 9/13/2033 (a)	1,778	1,945
MV24 Capital BV 6.75%, 6/1/2034 (a)	498	495
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Brazil — continued
Petrobras Global Finance BV 6.85%, 6/5/2115	300	289
Raizen Fuels Finance SA 6.45%, 3/5/2034 (b)	2,600	2,205
Vale Overseas Ltd. 3.75%, 7/8/2030	12	12
Yinson Bergenia Production BV 8.50%, 1/31/2045 (a)	1,356	1,429
Yinson Boronia Production BV 8.95%, 7/31/2042 (a)	1,411	1,539
		16,057
Canada — 1.6%
1011778 BC ULC
3.88%, 1/15/2028 (a)	1,920	1,885
3.50%, 2/15/2029 (a)	891	859
4.00%, 10/15/2030 (a)	2,750	2,600
ATS Corp. 4.13%, 12/15/2028 (a)	1,150	1,111
Bank of Montreal
Series f2f, (SOFR + 0.88%), 4.57%, 9/10/2027 (d)	350	351
5.72%, 9/25/2028	23	24
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.01%), 7.30%, 11/26/2084 (d) (e)	4,575	4,869
Bank of Nova Scotia (The)
5.65%, 2/1/2034	886	943
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.63%, 10/27/2082 (d) (e)	4,250	4,495
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.88%, 10/27/2085 (d) (e)	1,425	1,438
Baytex Energy Corp.
8.50%, 4/30/2030 (a)	4,755	4,875
7.38%, 3/15/2032 (a)	1,407	1,385
Bombardier, Inc.
7.88%, 4/15/2027 (a)	372	373
7.50%, 2/1/2029 (a)	260	271
8.75%, 11/15/2030 (a)	1,497	1,614
7.25%, 7/1/2031 (a)	4,448	4,721
7.00%, 6/1/2032 (a)	1,579	1,658
6.75%, 6/15/2033 (a)	1,106	1,161
Canadian Imperial Bank of Commerce
(SOFRINDX + 0.60%), 4.24%, 9/8/2028 (d)	247	247
5.26%, 4/8/2029	1,257	1,300
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
Element Fleet Management Corp. 5.64%, 3/13/2027 (a)	250	255
Emera US Finance LP 2.64%, 6/15/2031	16	14
Emera, Inc. Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (d)	7,618	7,654
Enbridge, Inc.
Series 16-A, (3-MONTH CME TERM SOFR + 4.15%), 6.00%, 1/15/2077 (d)	1,924	1,930
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (d)	10,157	10,226
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.42%), 7.63%, 1/15/2083 (d)	4,061	4,400
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (d)	575	661
Federation des Caisses Desjardins du Quebec
5.70%, 3/14/2028 (a)	266	276
5.25%, 4/26/2029 (a)	1,252	1,296
Garda World Security Corp.
4.63%, 2/15/2027 (a)	2,850	2,828
7.75%, 2/15/2028 (a)	1,547	1,583
8.38%, 11/15/2032 (a)	1,332	1,355
MEG Energy Corp. 5.88%, 2/1/2029 (a)	816	817
National Bank of Canada (SOFR + 0.80%), 4.95%, 2/1/2028 (d)	250	253
Northriver Midstream Finance LP 6.75%, 7/15/2032 (a)	1,242	1,266
NOVA Chemicals Corp.
5.25%, 6/1/2027 (a)	5,351	5,363
8.50%, 11/15/2028 (a)	2,819	2,955
9.00%, 2/15/2030 (a)	5,814	6,217
Precision Drilling Corp. 6.88%, 1/15/2029 (a)	168	169
RB Global Holdings, Inc.
6.75%, 3/15/2028 (a)	760	776
7.75%, 3/15/2031 (a)	1,476	1,540
Rogers Communications, Inc.
3.80%, 3/15/2032	790	744
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (a) (d)	4,421	4,392
Royal Bank of Canada
5.20%, 7/20/2026	177	179
(SOFRINDX + 0.46%), 4.77%, 8/3/2026 (d)	457	458
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Canada — continued
(SOFRINDX + 1.08%), 4.65%, 10/18/2030 (d)	970	982
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 7.50%, 5/2/2084 (d) (e)	5,406	5,742
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.82%), 6.75%, 8/24/2085 (d) (e)	2,670	2,775
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.50%, 11/24/2085 (d) (e)	2,895	2,890
Superior Plus LP 4.50%, 3/15/2029 (a)	1,621	1,572
Toronto-Dominion Bank (The)
1.20%, 6/3/2026	261	257
4.99%, 4/5/2029	854	876
4.46%, 6/8/2032	1,093	1,093
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (d) (e)	5,676	5,995
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.35%, 10/31/2085 (d)	7,189	7,272
Transcanada Trust
Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (d)	2,598	2,598
(SOFR + 4.42%), 5.50%, 9/15/2079 (d)	7,546	7,514
Wrangler Holdco Corp. 6.63%, 4/1/2032 (a)	1,083	1,131
		134,484
Colombia — 0.1%
Ecopetrol SA
8.63%, 1/19/2029	600	647
7.75%, 2/1/2032	1,330	1,371
8.38%, 1/19/2036	1,469	1,520
7.38%, 9/18/2043	412	381
5.88%, 5/28/2045	350	268
EnfraGen Energia Sur SA 5.38%, 12/30/2030 (b)	950	879
Grupo Nutresa SA
9.00%, 5/12/2035 (a)	900	1,022
9.00%, 5/12/2035 (b)	1,000	1,135
		7,223
Denmark — 0.0% ^
Danske Bank A/S (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (d)	274	285
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	35

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
El Salvador — 0.0% ^
Comision Ejecutiva Hidroelectrica del Rio Lempa 8.65%, 1/24/2033 (a) (c)	288	305
Finland — 0.1%
Amer Sports Co. 6.75%, 2/16/2031 (a)	4,350	4,525
Nordea Bank Abp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (a) (d) (e) (f) (g)	4,887	4,918
1.50%, 9/30/2026 (a)	578	565
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 6.30%, 9/25/2031 (a) (d) (e) (f) (g)	1,280	1,303
		11,311
France — 0.7%
Altice France SA
9.50%, 11/1/2029 (a) (c)	2,325	2,369
6.88%, 10/15/2030 (a)	285	279
6.50%, 3/15/2032 (a) (c)	2,926	2,802
6.88%, 7/15/2032 (a)	2,258	2,168
Zero Coupon, ‡ (a) (f) (g)	EUR4	—
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 9.25%, 11/17/2027 (a) (d) (e) (f) (g)	4,121	4,385
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (d) (e) (f) (g)	11,268	11,875
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (d)	880	910
BPCE SA (SOFR + 1.98%), 6.61%, 10/19/2027 (a) (d)	518	529
Credit Agricole SA
4.13%, 1/10/2027 (a)	482	481
5.13%, 3/11/2027 (a)	476	483
5.30%, 7/12/2028 (a)	357	367
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 3.60%), 6.70%, 9/23/2034 (a) (d) (e) (f) (g)	9,970	10,092
(SOFR + 1.74%), 5.86%, 1/9/2036 (a) (d)	620	652
Forvia SE 6.75%, 9/15/2033 (a)	766	777
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (d)	604	606
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

France — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.38%, 11/22/2027 (a) (d) (e) (f) (g)	5,786	6,199
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (d)	1,091	1,070
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.52%, 1/19/2028 (a) (d)	897	908
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (a) (d) (e) (f) (g)	3,320	3,472
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (d) (e) (f) (g)	5,432	5,144
		55,568
Georgia — 0.0% ^
Georgian Railway JSC 4.00%, 6/17/2028 (b)	700	654
Germany — 0.1%
Allianz SE (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (d)	2,200	2,268
BMW US Capital LLC
(SOFRINDX + 0.55%), 4.83%, 4/2/2026 (a) (d)	240	240
4.60%, 8/13/2027 (a)	250	252
Commerzbank AG (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 4.32%), 7.50%, 10/9/2030 (b) (d) (e) (f) (g)	1,400	1,469
Deutsche Bank AG, (SOFR + 1.87%), 2.13%, 11/24/2026 (d)	1,250	1,248
Deutsche Telekom International Finance BV 8.75%, 6/15/2030 (h)	878	1,033
IHO Verwaltungs GmbH
7.75% (Cash), 11/15/2030 (a) (i)	1,816	1,882
8.00% (Cash), 11/15/2032 (a) (i)	722	753
Mercedes-Benz Finance North America LLC 4.90%, 11/15/2027 (a)	250	254
Volkswagen Group of America Finance LLC (SOFR + 0.83%), 5.12%, 3/20/2026 (a) (d)	200	200
		9,599
Ireland — 0.0% ^
AerCap Ireland Capital DAC
6.45%, 4/15/2027	499	514
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ireland — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (d)	1,247	1,311
EndoDesign 0.00%, 10/15/2024 ‡ (j)	925	—
		1,825
Italy — 0.1%
Fibercop SpA
Series 2033, 6.38%, 11/15/2033 (a)	856	845
6.00%, 9/30/2034 (a)	4,028	3,794
7.72%, 6/4/2038 (a)	488	494
Intesa Sanpaolo SpA 7.00%, 11/21/2025 (a)	323	323
Telecom Italia Capital SA
6.38%, 11/15/2033	144	152
6.00%, 9/30/2034	273	279
		5,887
Jamaica — 0.0% ^
Digicel International Finance Ltd. 8.63%, 8/1/2032 (a)	1,349	1,346
Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036 (a)	1,299	1,318
		2,664
Japan — 0.1%
Kioxia Holdings Corp. 6.25%, 7/24/2030 (a)	3,822	3,946
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (d)	264	259
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.64%, 10/13/2027 (d)	663	647
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (d)	268	263
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (d)	267	277
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 5.59%, 7/10/2035 (d)	420	442
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Japan — continued
Sumitomo Mitsui Financial Group, Inc.
5.32%, 7/9/2029	377	391
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.28%), 6.60%, 6/5/2034 (d) (e) (f) (g)	2,696	2,807
		9,032
Luxembourg — 0.1%
Altice Financing SA 5.75%, 8/15/2029 (a)	4,343	3,160
Altice France Lux 3 10.00%, 1/15/2033 (a)	813	764
GCB Endo 0.00%, 4/1/2029 ‡	2,045	—
INEOS Finance plc
6.75%, 5/15/2028 (a)	1,877	1,770
7.50%, 4/15/2029 (a) (c)	1,780	1,657
		7,351
Mexico — 0.4%
Cemex SAB de CV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 7.20%, 6/10/2030 (a) (d) (f) (g)	523	544
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (a)	683	722
Petroleos Mexicanos
5.95%, 1/28/2031	1,460	1,429
6.70%, 2/16/2032	6,320	6,314
10.00%, 2/7/2033 (c)	4,025	4,711
10.00%, 2/7/2033	600	702
6.38%, 1/23/2045	900	730
5.63%, 1/23/2046 (c)	742	569
6.75%, 9/21/2047	850	703
6.35%, 2/12/2048	500	400
7.69%, 1/23/2050	13,222	11,993
6.95%, 1/28/2060	2,900	2,388
Saavi Energia Sarl 8.88%, 2/10/2035 (a)	1,729	1,850
		33,055
Morocco — 0.0% ^
OCP SA
6.88%, 4/25/2044 (b)	1,030	1,081
5.13%, 6/23/2051 (b)	1,000	841
7.50%, 5/2/2054 (a)	1,430	1,595
		3,517
Netherlands — 0.2%
ABN AMRO Bank NV (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (d)	200	203
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	37

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Netherlands — continued
Cooperatieve Rabobank UA
3.75%, 7/21/2026	374	372
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (a) (d)	530	517
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (d)	552	569
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.45%, 3/5/2030 (a) (d)	552	572
ING Groep NV
4.63%, 1/6/2026 (a)	250	250
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (d) (e) (f) (g)	8,357	8,386
3.95%, 3/29/2027	729	727
(SOFR + 1.01%), 1.73%, 4/1/2027 (d)	350	346
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 4.36%), 8.00%, 5/16/2030 (b) (d) (e) (f) (g)	5,125	5,543
		17,485
New Zealand — 0.0% ^
ASB Bank Ltd. 1.63%, 10/22/2026 (a) (c)	262	256
Paraguay — 0.0% ^
Bioceanico Sovereign Certificate Ltd., Zero Coupon, 6/5/2034 (a)	311	255
Peru — 0.0% ^
Petroleos del Peru SA
4.75%, 6/19/2032 (a)	1,400	1,193
5.63%, 6/19/2047 (b)	2,600	1,882
		3,075
South Africa — 0.0% ^
Eskom Holdings, 8.45%, 8/10/2028 (b)	2,200	2,351
Transnet 8.25%, 2/6/2028 (a)	1,600	1,689
		4,040
Spain — 0.4%
Banco Bilbao Vizcaya Argentaria SA
5.38%, 3/13/2029	400	414
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (d) (e) (f) (g)	10,409	11,634
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Spain — continued
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.55%, 3/14/2028 (d)	400	406
5.44%, 7/15/2031	1,200	1,260
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (d) (e) (f) (g)	9,800	11,949
6.94%, 11/7/2033	1,400	1,605
Grifols SA 4.75%, 10/15/2028 (a) (c)	3,309	3,200
		30,468
Sweden — 0.1%
Skandinaviska Enskilda Banken AB
1.40%, 11/19/2025 (a) (c)	336	336
5.38%, 3/5/2029 (a)	1,218	1,261
Svenska Handelsbanken AB
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.63%), 1.42%, 6/11/2027 (a) (d)	351	345
5.50%, 6/15/2028 (a)	856	885
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (b) (d) (e) (f) (g)	2,800	2,655
Swedbank AB 5.34%, 9/20/2027 (a)	350	358
		5,840
Switzerland — 0.3%
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.86%), 5.13%, 7/29/2026 (b) (d) (e) (f) (g)	1,356	1,351
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (d)	500	496
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.40%), 4.88%, 2/12/2027 (a) (d) (e) (f) (g)	1,661	1,631
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (d) (e) (f) (g)	2,264	2,467
(USD SOFR Spread-Adjusted ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (d)	288	301
(SOFR + 3.92%), 6.54%, 8/12/2033 (a) (d)	2,387	2,639
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Switzerland — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (d) (e) (f) (g)	8,905	10,428
VistaJet Malta Finance plc 9.50%, 6/1/2028 (a) (c)	2,100	2,184
		21,497
Trinidad And Tobago — 0.0% ^
Trinidad Generation UnLtd 7.75%, 6/16/2033 (a) (c)	836	876
Turkey — 0.1%
TC Ziraat Bankasi A/S
8.00%, 1/16/2029 (b)	1,400	1,471
7.25%, 2/4/2030 (a)	2,095	2,155
Turkiye Varlik Fonu Yonetimi A/S 8.25%, 2/14/2029 (b)	1,600	1,702
		5,328
United Kingdom — 0.9%
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.43%), 8.00%, 3/15/2029 (d) (e) (f) (g)	2,749	2,926
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 5.78%), 9.63%, 12/15/2029 (d) (e) (f) (g)	1,500	1,699
(SOFR + 1.74%), 5.69%, 3/12/2030 (d)	221	229
BAT Capital Corp.
5.83%, 2/20/2031	835	883
5.35%, 8/15/2032	525	543
Connect Finco SARL 9.00%, 9/15/2029 (a)	2,325	2,462
HSBC Holdings plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.00%, 3/7/2028 (d) (e) (f) (g)	8,840	9,360
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	663	637
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (d) (e) (f) (g)	6,541	6,184
(SOFR + 1.52%), 5.73%, 5/17/2032 (d)	1,232	1,297
(SOFR + 1.19%), 2.80%, 5/24/2032 (d)	1,201	1,093
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 6.95%, 3/11/2034 (d) (e) (f) (g)	2,380	2,511
INEOS Quattro Finance 2 plc 9.63%, 3/15/2029 (a)	1,867	1,750
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United Kingdom — continued
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.75%, 6/27/2026 (d) (e) (f) (g)	5,231	5,268
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (d)	318	322
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.15%), 6.75%, 9/27/2031 (d) (e) (f) (g)	2,000	2,061
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (d)	2,100	2,205
Mead Johnson Nutrition Co., 4.13%, 11/15/2025	111	111
Nationwide Building Society 5.13%, 7/29/2029 (a)	663	683
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (d) (e) (f) (g)	4,017	4,022
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (d) (e) (f) (g)	3,952	4,451
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (d)	3,080	3,260
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.83%, 11/21/2026 (d)	1,127	1,128
(SOFR + 1.22%), 2.47%, 1/11/2028 (d)	250	245
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.17%, 1/9/2027 (a) (d)	492	493
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.98%), 7.75%, 8/15/2027 (a) (d) (e) (f) (g)	3,866	3,999
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.57%), 7.88%, 3/8/2030 (a) (d) (e) (f) (g)	2,500	2,676
Virgin Media Secured Finance plc 5.50%, 5/15/2029 (a)	4,295	4,216
Vodafone Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (d)	6,106	5,732
		72,446
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	39

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — 26.7%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	2,525	2,639
AbbVie, Inc.
4.88%, 3/15/2030	985	1,015
4.05%, 11/21/2039	37	33
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	3,516	3,493
5.00%, 4/15/2029 (a)	1,883	1,843
7.38%, 3/15/2033 (a) (c)	653	675
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (c)	5,180	4,550
Acushnet Co. 7.38%, 10/15/2028 (a)	1,028	1,066
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	3,066	3,138
8.25%, 4/15/2031 (a)	5,839	6,100
7.50%, 2/15/2033 (a) (c)	2,152	2,225
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	4,070	3,941
4.88%, 7/15/2032 (a)	6,428	6,225
AECOM 6.00%, 8/1/2033 (a)	2,306	2,367
Aethon United BR LP 7.50%, 10/1/2029 (a)	892	925
Air Lease Corp. 3.75%, 6/1/2026	15	15
Albertsons Cos., Inc.
3.25%, 3/15/2026 (a)	4,172	4,166
4.63%, 1/15/2027 (a)	6,975	6,960
5.88%, 2/15/2028 (a)	3,141	3,145
3.50%, 3/15/2029 (a)	5,758	5,488
4.88%, 2/15/2030 (a)	839	829
5.50%, 3/31/2031 (a) (k)	659	664
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (a)	4,251	4,493
Alexandria Real Estate Equities, Inc., REIT
3.80%, 4/15/2026	300	299
2.75%, 12/15/2029	18	17
2.95%, 3/15/2034	7	6
Alliant Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.08%), 5.75%, 4/1/2056 (d)	890	893
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	4,140	4,053
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	3,337	3,319
5.88%, 6/1/2029 (a)	8,169	8,238
3.75%, 1/30/2031 (a)	1,250	1,154
Allstate Corp. (The) (3-MONTH SOFR + 2.12%), 6.50%, 5/15/2057 (d)	2,669	2,817
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Ally Financial, Inc.
5.75%, 11/20/2025	2,990	2,989
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 3.48%), 4.70%, 5/15/2028 (d) (f) (g)	5,049	4,696
Altria Group, Inc.
4.80%, 2/14/2029	18	18
5.63%, 2/6/2035	185	192
Alumina Pty. Ltd.
6.13%, 3/15/2030 (a)	1,222	1,253
6.38%, 9/15/2032 (a)	1,414	1,463
American Airlines, Inc.
5.50%, 4/20/2026 (a)	2,699	2,706
5.75%, 4/20/2029 (a)	9,798	9,885
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	4,510	4,510
6.88%, 7/1/2028 (c)	3,337	3,344
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	2,810	2,770
American Electric Power Co., Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.88%, 2/15/2062 (d)	2,949	2,864
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (d) (f) (g)	3,302	3,240
(SOFR + 0.97%), 5.39%, 7/28/2027 (d)	250	252
(SOFR + 0.93%), 5.04%, 7/26/2028 (d)	209	212
American Honda Finance Corp. (SOFR + 0.87%), 5.15%, 7/9/2027 (d)	67	67
American Tower Corp., REIT
1.45%, 9/15/2026	22	21
1.50%, 1/31/2028	74	70
5.00%, 1/31/2030	955	978
2.10%, 6/15/2030	27	24
AmeriGas Partners LP
5.75%, 5/20/2027	1,154	1,158
9.38%, 6/1/2028 (a)	1,960	2,033
9.50%, 6/1/2030 (a)	1,372	1,444
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	1,463	1,488
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	4,280	4,278
5.38%, 6/15/2029 (a)	4,232	4,229
5.75%, 10/15/2033 (a)	1,429	1,427
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Antero Resources Corp.
7.63%, 2/1/2029 (a)	1,744	1,775
5.38%, 3/1/2030 (a)	1,432	1,442
Anywhere Real Estate Group LLC
5.25%, 4/15/2030 (a)	5,203	4,790
9.75%, 4/15/2030 (a)	2,019	2,198
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	2,586	2,496
4.75%, 10/15/2029 (a)	2,037	1,996
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	5,180	5,173
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	1,690	1,651
6.13%, 12/1/2028 (a)	619	603
Archrock Partners LP
6.88%, 4/1/2027 (a)	635	637
6.25%, 4/1/2028 (a)	2,631	2,642
6.63%, 9/1/2032 (a)	1,609	1,654
Ardagh Group SA 9.50%, 1/12/2030 (a)	3,791	3,791
Ardagh Metal Packaging Finance USA LLC 6.00%, 6/15/2027 (a)	687	689
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	3,785	3,482
5.25%, 8/15/2027 (a)	8,915	2,229
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	402	399
4.63%, 11/15/2029 (a)	4,259	4,137
4.75%, 3/1/2030	410	401
Ascent Resources Utica Holdings LLC
5.88%, 6/30/2029 (a)	1,067	1,064
6.63%, 10/15/2032 (a)	1,412	1,440
6.63%, 7/15/2033 (a)	1,532	1,559
ASGN, Inc. 4.63%, 5/15/2028 (a)	638	627
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	1,065	1,043
Athene Global Funding
5.62%, 5/8/2026 (a)	335	337
4.86%, 8/27/2026 (a)	212	213
ATI, Inc.
5.88%, 12/1/2027	1,861	1,863
4.88%, 10/1/2029	1,655	1,646
7.25%, 8/15/2030	1,820	1,911
5.13%, 10/1/2031	1,240	1,229
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	6,986	6,874
Avient Corp. 7.13%, 8/1/2030 (a)	1,120	1,153
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	128	128
5.75%, 7/15/2027 (a) (c)	3,832	3,806
4.75%, 4/1/2028 (a)	7,740	7,427
5.38%, 3/1/2029 (a)	505	486
8.25%, 1/15/2030 (a) (c)	3,781	3,859
8.38%, 6/15/2032 (a)	2,078	2,129
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	832	872
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	4,598	4,587
3.38%, 2/15/2029 (a)	4,455	4,239
Axon Enterprise, Inc. 6.13%, 3/15/2030 (a)	479	492
Bank of America Corp.
Series DD, (3-MONTH CME TERM SOFR + 4.81%), 6.30%, 3/10/2026 (d) (f) (g)	4,459	4,472
Series RR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.76%), 4.38%, 1/27/2027 (d) (f) (g)	2,627	2,584
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (d)	250	248
Series TT, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.13%, 4/27/2027 (d) (f) (g)	2,778	2,811
Series FF, (3-MONTH CME TERM SOFR + 3.19%), 5.88%, 3/15/2028 (d) (f) (g)	4,378	4,425
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (d) (f) (g)	4,600	4,789
(3-MONTH CME TERM SOFR + 1.44%), 3.19%, 7/23/2030 (d)	464	448
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (d) (f) (g)	4,755	4,837
(SOFR + 1.21%), 2.57%, 10/20/2032 (d)	694	624
(SOFR + 1.83%), 4.57%, 4/27/2033 (d)	950	948
(SOFR + 1.65%), 5.47%, 1/23/2035 (d)	673	703
Bank of New York Mellon Corp. (The)
Series F, (3-MONTH CME TERM SOFR + 3.39%), 4.63%, 9/20/2026 (d) (f) (g)	6,537	6,499
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.30%), 6.30%, 3/20/2030 (d) (f) (g)	1,362	1,403
(SOFRINDX + 2.07%), 5.83%, 10/25/2033 (d)	22	24
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	41

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Bath & Body Works, Inc.
5.25%, 2/1/2028	50	50
6.88%, 11/1/2035	997	1,042
6.75%, 7/1/2036	2,162	2,238
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	745	779
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	3,952	3,935
Bausch Health Cos., Inc.
4.88%, 6/1/2028 (a)	4,771	4,342
5.00%, 2/15/2029 (a)	4,668	3,633
5.25%, 1/30/2030 (a)	8,398	6,048
5.25%, 2/15/2031 (a)	3,262	2,198
Big River Steel LLC 6.63%, 1/31/2029 (a)	3,183	3,188
Block, Inc.
2.75%, 6/1/2026	1,985	1,962
5.63%, 8/15/2030 (a)	977	992
6.50%, 5/15/2032	5,261	5,459
6.00%, 8/15/2033 (a)	1,217	1,244
Blue Racer Midstream LLC
6.63%, 7/15/2026 (a)	1,675	1,676
7.00%, 7/15/2029 (a)	1,347	1,397
7.25%, 7/15/2032 (a)	990	1,040
Boise Cascade Co. 4.88%, 7/1/2030 (a)	852	841
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	560	595
Boyd Gaming Corp. 4.75%, 6/15/2031 (a)	933	898
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	3,600	3,530
BP Capital Markets America, Inc., 3.02%, 1/16/2027	258	255
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (d) (f) (g)	2,196	2,195
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 6.45%, 12/1/2033 (d) (f) (g)	1,918	2,049
Brink's Co. (The)
4.63%, 10/15/2027 (a)	3,785	3,759
6.50%, 6/15/2029 (a)	1,032	1,064
Broadcom, Inc.
4.30%, 11/15/2032	32	32
2.60%, 2/15/2033	915	808
Buckeye Partners LP
3.95%, 12/1/2026	230	228
4.50%, 3/1/2028 (a)	4,925	4,876
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
6.75%, 2/1/2030 (a)	944	985
Builders FirstSource, Inc.
5.00%, 3/1/2030 (a)	1,105	1,094
4.25%, 2/1/2032 (a)	2,983	2,822
6.38%, 6/15/2032 (a)	3,340	3,461
6.38%, 3/1/2034 (a)	2,200	2,278
6.75%, 5/15/2035 (a)	1,149	1,206
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	2,624	2,563
4.13%, 4/15/2029 (a)	4,624	4,508
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	2,400	2,258
7.00%, 2/15/2030 (a)	3,385	3,483
6.50%, 2/15/2032 (a)	6,083	6,134
Calpine Corp.
4.63%, 2/1/2029 (a)	1,062	1,055
5.00%, 2/1/2031 (a)	2,242	2,246
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (d) (f) (g)	5,396	5,303
Cardinal Health, Inc. 4.70%, 11/15/2026	62	62
Carnival Corp.
4.00%, 8/1/2028 (a)	1,406	1,383
6.00%, 5/1/2029 (a)	8,103	8,225
7.00%, 8/15/2029 (a)	1,239	1,303
5.75%, 3/15/2030 (a)	1,750	1,803
5.88%, 6/15/2031 (a)	1,350	1,392
5.75%, 8/1/2032 (a)	5,631	5,785
6.13%, 2/15/2033 (a)	4,243	4,375
Carpenter Technology Corp. 7.63%, 3/15/2030	870	896
CCO Holdings LLC
5.13%, 5/1/2027 (a)	6,093	6,058
5.00%, 2/1/2028 (a)	18,006	17,825
5.38%, 6/1/2029 (a)	4,650	4,589
4.75%, 3/1/2030 (a)	33,521	31,874
4.50%, 8/15/2030 (a)	16,872	15,816
4.25%, 2/1/2031 (a)	16,476	14,913
4.75%, 2/1/2032 (a)	2,360	2,137
4.50%, 5/1/2032	1,330	1,183
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	3,398	2,378
Cencora, Inc. 2.70%, 3/15/2031	1,125	1,034
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Central Garden & Pet Co.
5.13%, 2/1/2028	6,555	6,545
4.13%, 10/15/2030	3,404	3,234
Charles Schwab Corp. (The) Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (d) (f) (g)	11,818	11,083
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	5,498	5,734
9.50%, 1/1/2031 (a)	611	654
Charter Communications Operating LLC
2.30%, 2/1/2032 (c)	550	469
6.65%, 2/1/2034	610	645
Chemours Co. (The)
5.75%, 11/15/2028 (a)	8,584	8,225
8.00%, 1/15/2033 (a)	1,510	1,459
Cheniere Energy Partners LP
4.50%, 10/1/2029	4,325	4,326
4.00%, 3/1/2031	1,000	966
3.25%, 1/31/2032	37	34
Chevron Phillips Chemical Co. LLC 3.40%, 12/1/2026 (a)	155	154
Chord Energy Corp.
6.00%, 10/1/2030 (a)	2,299	2,304
6.75%, 3/15/2033 (a)	1,704	1,740
Ciena Corp. 4.00%, 1/31/2030 (a)	2,329	2,238
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	2,060	2,050
7.00%, 8/1/2032 (a)	945	979
Citibank NA 4.93%, 8/6/2026	250	252
Citigroup, Inc.
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (d) (f) (g)	5,615	5,579
Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (d) (f) (g)	4,682	4,721
(SOFR + 0.77%), 1.12%, 1/28/2027 (d)	250	248
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (d) (f) (g)	4,928	5,083
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (d) (f) (g)	1,880	1,913
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (d) (f) (g)	3,789	3,898
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.88%, 8/15/2030 (d) (f) (g)	1,120	1,154
(SOFR + 2.11%), 2.57%, 6/3/2031 (d)	972	896
(SOFR + 1.18%), 2.52%, 11/3/2032 (d)	464	413
(SOFR + 1.35%), 3.06%, 1/25/2033 (d)	850	777
(SOFR + 1.94%), 3.79%, 3/17/2033 (d)	913	868
Series DD, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.76%), 7.00%, 8/15/2034 (d) (f) (g)	6,264	6,694
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	3,494	3,610
8.63%, 11/1/2030 (a)	1,981	2,048
8.75%, 7/1/2031 (a)	2,780	2,858
9.63%, 6/15/2033 (a)	1,658	1,779
Clarios Global LP
6.75%, 5/15/2028 (a)	2,747	2,814
6.75%, 2/15/2030 (a)	2,142	2,221
6.75%, 9/15/2032 (a)	2,461	2,518
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	2,416	2,327
4.88%, 7/1/2029 (a)	2,803	2,615
Clean Harbors, Inc. 5.75%, 10/15/2033 (a)	1,831	1,871
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (a)	4,871	4,834
7.50%, 6/1/2029 (a)	7,562	7,420
7.13%, 2/15/2031 (a)	7,189	7,414
7.50%, 3/15/2033 (a)	3,513	3,673
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	3,037	2,968
6.88%, 11/1/2029 (a)	2,479	2,546
6.75%, 4/15/2030 (a)	2,612	2,670
4.88%, 3/1/2031 (a)	1,772	1,675
7.50%, 9/15/2031 (a)	1,528	1,600
7.63%, 1/15/2034 (a)	887	922
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029 (a)	142	143
6.75%, 4/15/2032 (a)	4,910	4,927
CMS Energy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (d)	3,823	3,756
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.50%, 6/1/2055 (d)	1,100	1,144
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	43

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	828	793
CNX Resources Corp. 7.38%, 1/15/2031 (a)	2,371	2,454
Coherent Corp. 5.00%, 12/15/2029 (a)	9,100	9,003
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	1,548	1,472
3.63%, 10/1/2031 (a)	1,710	1,528
Columbia Pipelines Operating Co. LLC 5.93%, 8/15/2030 (a)	540	571
CommScope LLC
8.25%, 3/1/2027 (a) (c)	7,245	7,292
4.75%, 9/1/2029 (a)	3,891	3,879
9.50%, 12/15/2031 (a) (c)	1,755	1,788
Community Health Systems, Inc.
6.00%, 1/15/2029 (a)	1,803	1,785
6.13%, 4/1/2030 (a)	515	433
5.25%, 5/15/2030 (a)	8,889	8,332
4.75%, 2/15/2031 (a)	3,723	3,324
10.88%, 1/15/2032 (a)	2,854	3,077
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	983	1,023
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	8,146	8,075
5.88%, 1/15/2030 (a)	2,382	2,267
Concentra Health Services, Inc. 6.88%, 7/15/2032 (a)	1,101	1,148
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	4,030	3,769
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (i)	13,330	13,949
5.63% (Cash), 5/15/2027 (a) (c) (i)	8,013	7,676
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (d)	3,996	4,092
CoreCivic, Inc. 8.25%, 4/15/2029	4,255	4,481
CoreWeave, Inc.
9.25%, 6/1/2030 (a)	3,416	3,449
9.00%, 2/1/2031 (a)	3,729	3,740
Coty, Inc. 4.75%, 1/15/2029 (a)	880	868
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	5,176	5,349
7.63%, 4/1/2032 (a)	4,309	4,178
7.38%, 1/15/2033 (a)	2,468	2,331
8.38%, 1/15/2034 (a)	2,004	1,960
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Crown Castle, Inc., REIT
3.65%, 9/1/2027	55	54
4.90%, 9/1/2029	1,035	1,050
CSC Holdings LLC
5.38%, 2/1/2028 (a)	830	688
11.25%, 5/15/2028 (a)	1,367	1,199
11.75%, 1/31/2029 (a)	200	158
6.50%, 2/1/2029 (a)	10,417	7,165
3.38%, 2/15/2031 (a)	1,735	1,050
4.50%, 11/15/2031 (a)	2,518	1,542
Dana, Inc. 5.63%, 6/15/2028	1,719	1,717
DaVita, Inc.
4.63%, 6/1/2030 (a)	8,585	8,290
3.75%, 2/15/2031 (a)	6,221	5,712
6.88%, 9/1/2032 (a)	1,611	1,669
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	2,452	2,603
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	1,924	2,037
Directv Financing LLC 5.88%, 8/15/2027 (a)	4,210	4,210
Discovery Communications LLC 5.00%, 9/20/2037	1,010	854
DISH DBS Corp.
7.75%, 7/1/2026	10,816	10,705
5.25%, 12/1/2026 (a)	10,065	9,903
5.75%, 12/1/2028 (a)	2,450	2,354
DISH Network Corp. 11.75%, 11/15/2027 (a)	12,420	13,076
DOC DR LLC, REIT
3.95%, 1/15/2028	13	13
2.63%, 11/1/2031	4	4
Dominion Energy, Inc.
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (d) (f) (g)	3,390	3,334
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (d)	1,144	1,250
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (d)	1,754	1,844
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (d)	2,345	2,445
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (d)	2,845	2,882
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (c)	2,736	2,331
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	4,705	4,605
Duke Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.59%), 6.45%, 9/1/2054 (d)	3,268	3,455
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	5,847	5,729
EchoStar Corp.
10.75%, 11/30/2029	5,220	5,747
6.75% (PIK), 11/30/2030 (i)	2,844	2,852
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	2,997	2,993
4.13%, 4/1/2029 (a)	2,707	2,571
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (h)	2,240	2,334
Embarq LLC 8.00%, 6/1/2036	4,000	1,813
EMRLD Borrower LP
6.63%, 12/15/2030 (a)	8,772	9,018
6.75%, 7/15/2031 (a)	1,222	1,269
Encompass Health Corp.
4.75%, 2/1/2030 (c)	2,431	2,405
4.63%, 4/1/2031	4,515	4,405
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a) (c)	900	954
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	6,100	6,001
4.38%, 3/31/2029 (a)	5,141	4,934
Energy Transfer LP
4.75%, 1/15/2026	200	200
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (d)	636	679
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (d)	7,575	7,506
Enpro, Inc. 6.13%, 6/1/2033 (a)	926	947
Entegris, Inc.
4.38%, 4/15/2028 (a)	1,501	1,476
4.75%, 4/15/2029 (a)	4,756	4,727
3.63%, 5/1/2029 (a)	2,864	2,723
5.95%, 6/15/2030 (a)	7,567	7,682
Entergy Corp.
2.95%, 9/1/2026 (c)	250	248
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (d)	1,531	1,608
Enterprise Products Operating LLC Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (d)	3,227	3,218
EQT Corp.
7.50%, 6/1/2027	2,955	3,006
7.50%, 6/1/2030	2,365	2,605
4.75%, 1/15/2031	5,576	5,581
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	6,258	6,305
8.63%, 5/15/2032 (a)	780	787
8.00%, 3/15/2033 (a)	1,271	1,246
Equitable Financial Life Global Funding
5.50%, 12/2/2025 (a)	272	272
4.88%, 11/19/2027 (a)	132	134
Esab Corp. 6.25%, 4/15/2029 (a)	1,862	1,906
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (j)	968	—
EUSHI Finance, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 6.25%, 4/1/2056 (d)	2,815	2,802
Exelon Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 3/15/2055 (d)	2,690	2,827
Expand Energy Corp.
5.88%, 2/1/2029 (a)	575	576
6.75%, 4/15/2029 (a)	11,991	12,089
5.38%, 3/15/2030	5,142	5,218
4.75%, 2/1/2032	918	901
F&G Global Funding 5.88%, 6/10/2027 (a)	160	164
Fair Isaac Corp.
4.00%, 6/15/2028 (a)	1,230	1,205
6.00%, 5/15/2033 (a)	1,452	1,478
Fertitta Entertainment LLC 4.63%, 1/15/2029 (a)	198	189
Fifth Third Bancorp
(SOFRINDX + 2.19%), 6.36%, 10/27/2028 (d)	301	313
(SOFR + 1.84%), 5.63%, 1/29/2032 (d)	398	417
Series H, (3-MONTH CME TERM SOFR + 3.29%), 7.30%, 11/30/2025 (d) (f) (g)	625	626
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	3,665	3,662
6.95%, 3/6/2026	1,712	1,722
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	45

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.95%, 6/10/2026	1,864	1,888
4.54%, 8/1/2026	2,052	2,047
2.70%, 8/10/2026	2,049	2,020
4.27%, 1/9/2027	8,068	8,018
4.13%, 8/17/2027	1,605	1,585
2.90%, 2/16/2028	1,455	1,391
6.80%, 5/12/2028	1,944	2,022
2.90%, 2/10/2029	880	820
7.20%, 6/10/2030	896	959
5.73%, 9/5/2030	1,140	1,156
4.00%, 11/13/2030	3,339	3,133
Foundry JV Holdco LLC 5.50%, 1/25/2031 (a)	200	207
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	2,020	2,018
5.00%, 5/1/2028 (a)	9,638	9,625
6.75%, 5/1/2029 (a)	1,280	1,293
5.88%, 11/1/2029	50	51
6.00%, 1/15/2030 (a)	109	111
8.75%, 5/15/2030 (a)	2,033	2,127
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	2,615	2,460
Gartner, Inc.
4.50%, 7/1/2028 (a)	1,975	1,959
3.63%, 6/15/2029 (a)	1,138	1,093
3.75%, 10/1/2030 (a)	469	444
Gates Corp. 6.88%, 7/1/2029 (a)	873	906
GCI LLC 4.75%, 10/15/2028 (a)	8,852	8,638
General Motors Financial Co., Inc.
5.25%, 3/1/2026	250	250
4.30%, 4/6/2029	490	488
Genesis Energy LP
7.75%, 2/1/2028	3,521	3,543
8.88%, 4/15/2030	2,410	2,540
7.88%, 5/15/2032	759	782
GEO Group, Inc. (The)
8.63%, 4/15/2029	3,023	3,190
10.25%, 4/15/2031	471	516
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	3,832	3,749
4.75%, 6/15/2029 (a)	2,745	2,716
6.75%, 1/15/2031 (a)	4,377	4,579
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	3,005	3,004
7.50%, 4/15/2032 (a)	2,995	3,136
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Global Medical Response, Inc. 7.38%, 10/1/2032 (a)	1,494	1,563
Global Payments, Inc. 3.20%, 8/15/2029	18	17
Goat Holdco LLC 6.75%, 2/1/2032 (a)	1,182	1,207
Goldman Sachs Bank USA (SOFR + 0.77%), 5.06%, 3/18/2027 (d)	320	321
Goldman Sachs Group, Inc. (The)
Series S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 7.19%, 2/10/2026 (d) (f) (g)	1,490	1,498
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 7.56%, 2/10/2026 (d) (f) (g)	1,809	1,815
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (d) (f) (g)	5,607	5,525
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026 (d) (f) (g)	1,830	1,794
(SOFR + 0.82%), 1.54%, 9/10/2027 (d)	363	355
(SOFR + 0.91%), 1.95%, 10/21/2027 (d)	19	19
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	15	15
(SOFR + 1.85%), 3.62%, 3/15/2028 (d)	983	976
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (d) (f) (g)	4,001	4,245
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (d) (f) (g)	6,484	6,872
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (d) (f) (g)	4,610	4,797
(SOFR + 1.28%), 2.62%, 4/22/2032 (d)	486	441
(SOFR + 1.25%), 2.38%, 7/21/2032 (d)	464	413
(SOFR + 1.26%), 2.65%, 10/21/2032 (d)	16	14
Series Y, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.40%), 6.13%, 11/10/2034 (d) (f) (g)	5,630	5,740
(SOFR + 1.55%), 5.33%, 7/23/2035 (d)	149	153
(SOFR + 1.42%), 5.02%, 10/23/2035 (d)	1,805	1,817
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	5,452	5,189
6.63%, 7/15/2030	2,872	2,853
5.25%, 7/15/2031	1,129	1,029
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	1,006	1,001
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Gray Media, Inc.
10.50%, 7/15/2029 (a)	7,900	8,513
4.75%, 10/15/2030 (a)	3,240	2,304
5.38%, 11/15/2031 (a)	1,274	884
7.25%, 8/15/2033 (a)	4,787	4,687
Griffon Corp. 5.75%, 3/1/2028	4,655	4,655
Group 1 Automotive, Inc.
4.00%, 8/15/2028 (a)	1,211	1,175
6.38%, 1/15/2030 (a)	1,127	1,150
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	2,718	2,775
Hanesbrands, Inc. 9.00%, 2/15/2031 (a)	1,660	1,750
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	1,581	1,638
HCA, Inc.
2.38%, 7/15/2031	458	409
5.60%, 4/1/2034	600	625
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	50	49
Herc Holdings, Inc.
5.50%, 7/15/2027 (a)	3,656	3,655
6.63%, 6/15/2029 (a)	2,158	2,228
7.00%, 6/15/2030 (a)	4,092	4,283
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	3,713	3,605
12.63%, 7/15/2029 (a)	5,580	5,524
5.00%, 12/1/2029 (a)	8,062	5,476
Hertz Corp. (The), Escrow
6.25%, 10/15/2022 ‡ (j)	1,106	66
5.50%, 10/15/2024 ‡ (j)	11,828	591
7.13%, 8/1/2026 ‡ (j)	5,505	881
6.00%, 1/15/2028 ‡ (j)	5,450	818
Hess Midstream Operations LP
5.88%, 3/1/2028 (a)	772	788
5.13%, 6/15/2028 (a)	5	5
6.50%, 6/1/2029 (a)	1,678	1,739
4.25%, 2/15/2030 (a)	2,578	2,511
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	183	183
6.00%, 4/15/2030 (a)	1,701	1,659
6.25%, 4/15/2032 (a)	1,415	1,343
6.88%, 5/15/2034 (a)	527	501
Hillenbrand, Inc. 6.25%, 2/15/2029	769	790
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	2,667	2,670
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
5.88%, 4/1/2029 (a)	1,194	1,219
3.75%, 5/1/2029 (a)	1,565	1,514
4.88%, 1/15/2030	1,393	1,391
6.13%, 4/1/2032 (a)	1,129	1,165
5.88%, 3/15/2033 (a)	2,550	2,614
5.75%, 9/15/2033 (a)	5,627	5,733
Hologic, Inc. 3.25%, 2/15/2029 (a)	4,372	4,316
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (a)	2,177	2,281
6.63%, 1/15/2034 (a)	1,327	1,367
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	3,046	2,883
Hyundai Capital America
1.65%, 9/17/2026 (a)	37	36
4.30%, 9/24/2027 (a)	141	141
2.10%, 9/15/2028 (a)	18	17
ICITII 6.00% (PIK), 1/31/2033 ‡ (a) (i)	865	406
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a) (c)	9,406	8,654
10.88%, 5/1/2030 (a) (c)	4,810	3,468
7.75%, 8/15/2030 (a)	924	772
ILFC E-Capital Trust I 6.27%, 12/21/2065 (a) (l)	2,263	1,881
ILFC E-Capital Trust II 6.52%, 12/21/2065 (a) (l)	3,358	2,870
Imola Merger Corp. 4.75%, 5/15/2029 (a)	10,299	10,152
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	897	918
ION Platform Finance US, Inc. 7.88%, 9/30/2032 (a)	2,287	2,231
IQVIA, Inc.
5.00%, 10/15/2026 (a)	6,890	6,879
5.00%, 5/15/2027 (a)	2,586	2,585
6.25%, 6/1/2032 (a)	6,453	6,726
Iron Mountain, Inc., REIT
4.88%, 9/15/2027 (a)	3,000	2,991
5.25%, 3/15/2028 (a)	2,207	2,206
5.00%, 7/15/2028 (a)	389	387
5.25%, 7/15/2030 (a)	5,358	5,333
6.25%, 1/15/2033 (a)	344	352
ITC Holdings Corp., 2.95%, 5/14/2030 (a)	34	32
Jackson National Life Global Funding 5.55%, 7/2/2027 (a)	250	255
JELD-WEN, Inc.
4.88%, 12/15/2027 (a)	3,295	3,205
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	47

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
7.00%, 9/1/2032 (a) (c)	1,695	1,398
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	4,762	4,681
JH North America Holdings, Inc.
5.88%, 1/31/2031 (a)	1,056	1,076
6.13%, 7/31/2032 (a)	1,581	1,621
Kimco Realty OP LLC, REIT 2.25%, 12/1/2031	10	9
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	1,150	1,181
5.88%, 6/15/2030 (a)	2,331	2,348
Knife River Corp. 7.75%, 5/1/2031 (a)	3,104	3,252
Kodiak Gas Services LLC
7.25%, 2/15/2029 (a)	1,711	1,777
6.50%, 10/1/2033 (a)	1,389	1,423
LABL, Inc. 8.63%, 10/1/2031 (a)	543	349
Lamar Media Corp. 4.00%, 2/15/2030	475	456
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	6,455	6,235
Lear Corp. 2.60%, 1/15/2032	5	4
Leidos, Inc. 5.40%, 3/15/2032	207	215
Level 3 Financing, Inc.
3.88%, 10/15/2030 (a)	1,239	1,110
6.88%, 6/30/2033 (a)	4,290	4,394
7.00%, 3/31/2034 (a)	3,182	3,269
Liberty Interactive LLC 8.25%, 2/1/2030	1,702	106
Lithia Motors, Inc.
5.50%, 10/1/2030 (a)	869	871
4.38%, 1/15/2031 (a) (c)	1,524	1,453
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	4,097	4,101
6.50%, 5/15/2027 (a)	10,261	10,349
4.75%, 10/15/2027 (a)	8,509	8,482
3.75%, 1/15/2028 (a)	2,163	2,111
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	2,184	2,155
5.38%, 6/15/2029 (a)	3,421	3,207
4.13%, 4/15/2030 (a)	8,787	8,672
10.00%, 10/15/2032 (a)	715	722
M/I Homes, Inc. 4.95%, 2/1/2028	130	130
Madison IAQ LLC
4.13%, 6/30/2028 (a)	1,725	1,689
5.88%, 6/30/2029 (a) (c)	6,049	5,927
Marriott International, Inc. 4.20%, 7/15/2027	133	133
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	36	36
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
4.50%, 6/15/2029 (a)	926	892
Mars, Inc.
4.60%, 3/1/2028 (a)	430	435
4.80%, 3/1/2030 (a)	250	255
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	2,004	2,079
Matador Resources Co.
6.50%, 4/15/2032 (a)	1,849	1,866
6.25%, 4/15/2033 (a)	2,616	2,612
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (a)	14,574	14,612
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	2,008	2,004
Medline Borrower LP
3.88%, 4/1/2029 (a)	9,852	9,569
6.25%, 4/1/2029 (a)	3,812	3,922
5.25%, 10/1/2029 (a)	5,730	5,708
MetLife Capital Trust IV 7.88%, 12/15/2037 (a)	8,747	9,813
MetLife, Inc. Series D, (3-MONTH CME TERM SOFR + 3.22%), 5.88%, 3/15/2028 (d) (f) (g)	106	109
MGM Resorts International
6.13%, 9/15/2029	2,358	2,401
6.50%, 4/15/2032 (c)	2,976	3,022
Midcontinent Communications 8.00%, 8/15/2032 (a)	3,668	3,736
Millrose Properties, Inc., REIT
6.38%, 8/1/2030 (a)	2,386	2,417
6.25%, 9/15/2032 (a)	1,146	1,151
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	1,677	1,721
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	1,196	1,160
Molina Healthcare, Inc. 4.38%, 6/15/2028 (a)	1,095	1,067
Moog, Inc. 4.25%, 12/15/2027 (a)	247	244
Morgan Stanley
(SOFR + 0.86%), 1.51%, 7/20/2027 (d)	40	39
(SOFR + 1.61%), 4.21%, 4/20/2028 (d)	20	20
(SOFR + 1.45%), 5.17%, 1/16/2030 (d)	619	636
(SOFR + 1.02%), 1.93%, 4/28/2032 (d)	18	16
(SOFR + 1.20%), 2.51%, 10/20/2032 (d)	948	848
(SOFR + 1.73%), 5.47%, 1/18/2035 (d)	673	700
(SOFR + 1.56%), 5.32%, 7/19/2035 (d)	130	134
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (d)	817	857
Morgan Stanley Bank NA (SOFR + 1.08%), 4.95%, 1/14/2028 (d)	455	459
MPT Operating Partnership LP, REIT 8.50%, 2/15/2032 (a)	1,606	1,683
NCL Corp. Ltd. 5.88%, 1/15/2031 (a)	2,352	2,351
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	4,514	4,875
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	110	109
5.13%, 4/15/2029 (a)	5,206	5,152
Neptune Bidco US, Inc. 9.29%, 4/15/2029 (a)	862	851
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	1,187	1,160
Nevada Power Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.94%), 6.25%, 5/15/2055 (d)	1,070	1,090
New Albertsons LP
7.75%, 6/15/2026	1,535	1,553
6.63%, 6/1/2028	613	651
7.45%, 8/1/2029	392	410
8.00%, 5/1/2031	2,108	2,319
Newell Brands, Inc.
6.38%, 9/15/2027	847	845
8.50%, 6/1/2028 (a)	1,852	1,900
6.63%, 9/15/2029	3,051	2,984
6.38%, 5/15/2030 (c)	1,395	1,325
6.63%, 5/15/2032 (c)	599	563
7.37%, 4/1/2036 (h)	1,192	1,123
News Corp.
3.88%, 5/15/2029 (a)	4,395	4,238
5.13%, 2/15/2032 (a)	2,490	2,465
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	9,939	9,935
4.75%, 11/1/2028 (a)	7,740	7,618
NextEra Energy Capital Holdings, Inc.
5.05%, 3/15/2030	990	1,020
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (d)	1,617	1,749
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (d)	1,100	1,144
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (d)	1,180	1,228
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
(3-MONTH SOFR + 3.16%), 5.65%, 5/1/2079 (d)	3,683	3,718
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	2,457	2,515
8.38%, 2/15/2032 (a)	2,145	2,193
NiSource, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (d)	3,014	3,145
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.53%), 6.38%, 3/31/2055 (d)	2,550	2,630
Noble Finance II LLC 8.00%, 4/15/2030 (a)	1,719	1,784
Novelis Corp.
4.75%, 1/30/2030 (a)	4,460	4,309
6.88%, 1/30/2030 (a)	618	642
6.38%, 8/15/2033 (a)	1,140	1,155
NRG Energy, Inc.
5.75%, 1/15/2028	1,031	1,035
3.38%, 2/15/2029 (a)	2,070	1,968
5.25%, 6/15/2029 (a)	3,022	3,035
5.75%, 7/15/2029 (a)	175	176
3.88%, 2/15/2032 (a)	727	675
6.00%, 2/1/2033 (a)	6,155	6,279
7.00%, 3/15/2033 (a)	1,272	1,404
5.75%, 1/15/2034 (a)	2,154	2,169
6.00%, 1/15/2036 (a)	2,152	2,189
NuStar Logistics LP
6.00%, 6/1/2026	3,036	3,046
6.38%, 10/1/2030	1,920	2,000
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	4,166	4,054
OneMain Finance Corp.
7.13%, 3/15/2026	1,472	1,482
3.50%, 1/15/2027	1,785	1,756
6.63%, 1/15/2028	3,313	3,397
3.88%, 9/15/2028	350	338
ONEOK, Inc. 5.60%, 4/1/2044	522	492
Oracle Corp. 4.45%, 9/26/2030	930	922
Organon & Co.
4.13%, 4/30/2028 (a)	5,543	5,274
5.13%, 4/30/2031 (a)	5,971	4,577
6.75%, 5/15/2034 (a)	625	560
7.88%, 5/15/2034 (a)	525	409
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	49

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Outfront Media Capital LLC
4.25%, 1/15/2029 (a)	1,161	1,121
7.38%, 2/15/2031 (a)	3,463	3,658
Owens & Minor, Inc.
4.50%, 3/31/2029 (a) (c)	4,362	3,357
6.63%, 4/1/2030 (a) (c)	2,204	1,678
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	2,113	2,113
Pacific Gas and Electric Co. 5.55%, 5/15/2029	1,080	1,112
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡ (j)	6,648	—
Paramount Global (3-MONTH SOFR + 3.90%), 6.25%, 2/28/2057 (d)	2,248	2,203
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (a)	200	200
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	2,430	2,431
4.25%, 8/1/2029 (a)	7,327	7,146
6.13%, 9/15/2032 (a)	1,064	1,092
Permian Resources Operating LLC
8.00%, 4/15/2027 (a)	2,260	2,291
9.88%, 7/15/2031 (a)	4,657	5,049
7.00%, 1/15/2032 (a)	2,111	2,190
6.25%, 2/1/2033 (a)	1,908	1,941
Perrigo Finance Unlimited Co. Series USD, 6.13%, 9/30/2032	1,343	1,354
PetSmart LLC 7.50%, 9/15/2032 (a)	4,092	4,082
PG&E Corp.
5.00%, 7/1/2028	3,253	3,230
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (d)	2,693	2,770
Philip Morris International, Inc.
5.13%, 2/15/2030	590	609
4.38%, 4/30/2030	205	206
Pike Corp.
5.50%, 9/1/2028 (a)	2,768	2,762
8.63%, 1/31/2031 (a)	757	808
Plains All American Pipeline LP 4.70%, 1/15/2031	200	200
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	2,542	2,199
PNC Bank NA (SOFR + 0.50%), 4.78%, 1/15/2027 (d)	250	250
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (d) (f) (g)	8,023	7,791
(SOFR + 0.80%), 5.10%, 7/23/2027 (d)	250	251
Series V, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.24%), 6.20%, 9/15/2027 (d) (f) (g)	4,543	4,616
(SOFR + 1.34%), 5.30%, 1/21/2028 (d)	214	217
(SOFR + 1.62%), 5.35%, 12/2/2028 (d)	123	126
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 2.81%), 6.25%, 3/15/2030 (d) (f) (g)	1,701	1,745
(SOFR + 1.90%), 5.68%, 1/22/2035 (d)	673	710
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	6,798	6,801
6.25%, 2/15/2032 (a)	2,502	2,572
PPL Capital Funding, Inc. Series A, (3-MONTH CME TERM SOFR + 2.93%), 6.93%, 3/30/2067 (d)	4,388	4,315
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	1,057	1,085
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	267	266
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	2,129	2,134
3.38%, 8/31/2027 (a)	1,886	1,837
Primo Water Holdings, Inc.
6.25%, 4/1/2029 (a)	2,623	2,625
4.38%, 4/30/2029 (a)	300	292
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.13%, 3/1/2052 (d)	3,169	3,157
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.00%, 9/1/2052 (d)	286	298
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 6.75%, 3/1/2053 (d)	3,054	3,268
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (d)	2,743	2,921
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a)	1,019	1,037
6.25%, 8/15/2033 (a)	944	969
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	5,884	6,103
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	3,470	3,592
Radiology Partners, Inc. 8.50%, 7/15/2032 (a)	4,851	5,045
Range Resources Corp.
8.25%, 1/15/2029	3,677	3,751
4.75%, 2/15/2030 (a)	242	237
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	2,130	2,177
Regal Rexnord Corp.
6.30%, 2/15/2030	1,822	1,928
6.40%, 4/15/2033	2,552	2,735
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	2,896	2,964
RHP Hotel Properties LP, REIT
4.75%, 10/15/2027	6,905	6,890
7.25%, 7/15/2028 (a)	884	912
4.50%, 2/15/2029 (a)	6,893	6,781
6.50%, 4/1/2032 (a)	3,259	3,353
6.50%, 6/15/2033 (a)	520	537
RingCentral, Inc. 8.50%, 8/15/2030 (a)	3,887	4,140
Rite Aid Corp.
7.50%, 7/1/2025 ‡ (j)	3,803	—
8.00%, 11/15/2026 ‡ (j)	6,024	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (a) (d) (j)	1,027	—
Series B, 15.00%, 8/30/2031 ‡ (j)	1,400	— (m)
Series A, 15.00%, 8/30/2031 ‡ (j)	2,975	—
Rite Aid Corp., Escrow 8.00%, 10/18/2025 ‡ (j)	2,765	—
Rivers Enterprise Lender LLC 6.25%, 10/15/2030 (a)	656	661
Rocket Cos., Inc.
6.50%, 8/1/2029 (a)	190	197
6.13%, 8/1/2030 (a)	3,180	3,280
7.13%, 2/1/2032 (a)	1,522	1,598
6.38%, 8/1/2033 (a)	1,693	1,764
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	2,624	2,576
3.63%, 3/1/2029 (a)	2,903	2,789
4.00%, 10/15/2033 (a)	441	406
Rockies Express Pipeline LLC
4.80%, 5/15/2030 (a)	1,170	1,145
6.75%, 3/15/2033 (a)	1,326	1,388
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	2,372	2,417
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
6.25%, 3/15/2032 (a)	5,835	6,022
6.00%, 2/1/2033 (a)	4,021	4,128
RXO, Inc. 7.50%, 11/15/2027 (a)	2,956	3,011
Sabine Pass Liquefaction LLC 5.88%, 6/30/2026	70	70
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a)	1,850	809
SBA Communications Corp., REIT
3.88%, 2/15/2027	1,085	1,073
3.13%, 2/1/2029	990	936
Science Applications International Corp. 5.88%, 11/1/2033 (a)	1,179	1,176
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029 (c)	3,762	3,664
4.00%, 4/1/2031	2,694	2,494
4.38%, 2/1/2032	4,547	4,203
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/2029 (a)	2,265	2,406
8.50%, 7/15/2031 (a)	535	569
5.75%, 12/1/2034 (a)	1,345	1,375
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.13%, 4/1/2052 (d)	1,453	1,417
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.37%, 4/1/2056 (d)	1,442	1,482
Sensata Technologies BV
4.00%, 4/15/2029 (a)	5,280	5,146
5.88%, 9/1/2030 (a)	1,870	1,888
Sensata Technologies, Inc.
3.75%, 2/15/2031 (a) (c)	833	774
6.63%, 7/15/2032 (a)	1,050	1,093
Service Corp. International
7.50%, 4/1/2027	2,735	2,828
4.63%, 12/15/2027	187	186
5.13%, 6/1/2029	10	10
3.38%, 8/15/2030	2,238	2,080
4.00%, 5/15/2031	870	824
SGUS LLC 11.00%, 12/15/2029 (a)	789	681
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	2,286	2,361
Shutterfly Finance LLC
8.50% (Cash), 10/1/2027 (a) (c) (i)	10,578	10,340
9.75%, 10/1/2027 (a)	1,580	1,580
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	51

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Sierra Pacific Power Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 6.20%, 12/15/2055 (d)	1,765	1,763
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	2,479	2,526
Sirius XM Radio LLC
4.00%, 7/15/2028 (a)	22,457	21,826
5.50%, 7/1/2029 (a)	9,898	9,912
3.88%, 9/1/2031 (a) (c)	76	69
Six Flags Entertainment Corp.
5.38%, 4/15/2027	355	353
5.25%, 7/15/2029	3,186	3,062
7.25%, 5/15/2031 (a) (c)	2,278	2,284
6.63%, 5/1/2032 (a)	7,265	7,377
SM Energy Co.
6.75%, 9/15/2026	2,398	2,400
6.63%, 1/15/2027	3,170	3,172
6.50%, 7/15/2028	1,702	1,717
6.75%, 8/1/2029 (a)	335	334
7.00%, 8/1/2032 (a)	1,583	1,549
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	2,745	2,890
Snap, Inc. 6.88%, 3/1/2033 (a)	969	991
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	1,464	1,465
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	7,200	6,934
3.88%, 10/15/2031 (a)	2,845	2,629
Sonic Automotive, Inc.
4.63%, 11/15/2029 (a) (c)	3,836	3,730
4.88%, 11/15/2031 (a) (c)	3,279	3,120
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	2,502	2,629
Southern Co. (The)
3.25%, 7/1/2026	250	249
Series 21-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.75%, 9/15/2051 (d)	2,065	2,038
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a)	729	590
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	2,416	2,537
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	11,533	11,539
6.50%, 6/1/2032 (a)	670	695
Stagwell Global LLC 5.63%, 8/15/2029 (a)	5,741	5,470
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Standard Building Solutions, Inc.
6.50%, 8/15/2032 (a)	4,404	4,527
6.25%, 8/1/2033 (a)	4,823	4,918
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	6,645	6,623
4.38%, 7/15/2030 (a)	205	198
Staples, Inc.
10.75%, 9/1/2029 (a)	8,710	8,441
12.75%, 1/15/2030 (a)	4,892	3,767
Starwood Property Trust, Inc., REIT 7.25%, 4/1/2029 (a)	1,162	1,224
State Street Corp.
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (d) (f) (g)	8,012	8,328
Series J, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.70%, 9/15/2029 (d) (f) (g)	1,240	1,301
(SOFR + 1.57%), 4.82%, 1/26/2034 (d)	464	470
Stryker Corp. 4.85%, 2/10/2030	1,005	1,031
Sunoco LP
5.88%, 3/15/2028	413	414
7.00%, 5/1/2029 (a)	1,102	1,146
4.50%, 5/15/2029	2,645	2,594
4.50%, 4/30/2030	4,022	3,896
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a) (c)	2,300	2,367
Synaptics, Inc. 4.00%, 6/15/2029 (a)	2,089	2,005
Synopsys, Inc. 4.85%, 4/1/2030	875	891
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032	7	7
Talen Energy Supply LLC 6.25%, 2/1/2034 (a)	6,556	6,723
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (a)	2,450	2,435
7.38%, 2/15/2029 (a)	1,508	1,552
6.00%, 12/31/2030 (a)	3,738	3,709
6.00%, 9/1/2031 (a)	4,842	4,760
6.75%, 3/15/2034 (a)	2,420	2,401
Targa Resources Partners LP 6.88%, 1/15/2029	1,906	1,936
TEGNA, Inc. 5.00%, 9/15/2029	3,077	3,054
Tenet Healthcare Corp.
6.25%, 2/1/2027	4,860	4,868
5.13%, 11/1/2027	7,416	7,408
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.25%, 6/1/2029	969	947
6.13%, 6/15/2030	5,926	6,036
6.75%, 5/15/2031	5,139	5,332
Terex Corp.
5.00%, 5/15/2029 (a)	5,949	5,839
6.25%, 10/15/2032 (a)	1,808	1,834
T-Mobile USA, Inc. 2.25%, 11/15/2031	965	850
TopBuild Corp.
4.13%, 2/15/2032 (a)	409	385
5.63%, 1/31/2034 (a)	1,394	1,400
Toyota Motor Credit Corp. 4.05%, 9/5/2028	78	78
TransDigm, Inc.
6.38%, 3/1/2029 (a)	4,771	4,901
6.63%, 3/1/2032 (a)	2,982	3,084
6.25%, 1/31/2034 (a)	792	819
Transocean International Ltd. 8.75%, 2/15/2030 (a)	979	1,028
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	742	762
TriMas Corp. 4.13%, 4/15/2029 (a)	4,505	4,356
TriNet Group, Inc. 7.13%, 8/15/2031 (a)	2,095	2,174
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	2,548	2,641
Trinseo Luxco Finance SPV Sarl 7.63% (Blend (Cash 5.13% + PIK 2.50%)), 5/3/2029 (a) (i)	2,848	924
Truist Financial Corp.
(SOFR + 0.61%), 1.27%, 3/2/2027 (d)	350	346
Series M, (3-MONTH CME TERM SOFR + 3.05%), 5.13%, 12/15/2027 (d) (f) (g)	2,018	1,994
Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030 (d) (f) (g)	6,957	6,977
(SOFR + 1.31%), 5.07%, 5/20/2031 (d)	395	404
(SOFR + 1.92%), 5.71%, 1/24/2035 (d)	979	1,026
UDR, Inc., REIT
3.20%, 1/15/2030	36	34
3.00%, 8/15/2031	9	8
United Airlines, Inc. 4.63%, 4/15/2029 (a)	3,330	3,298
United Rentals North America, Inc.
5.50%, 5/15/2027	6,376	6,382
3.88%, 2/15/2031	2,155	2,046
6.13%, 3/15/2034 (a)	4,772	4,980
United States Steel Corp. 6.88%, 3/1/2029	211	213
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	5,365	5,523
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
4.50%, 5/1/2029 (a)	242	227
7.38%, 6/30/2030 (a)	3,822	3,835
9.38%, 8/1/2032 (a)	1,294	1,366
US Bancorp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.54%), 3.70%, 1/15/2027 (d) (f) (g)	8,601	8,354
Series J, (3-MONTH CME TERM SOFR + 3.18%), 5.30%, 4/15/2027 (d) (f) (g)	1,216	1,216
(SOFR + 1.56%), 5.38%, 1/23/2030 (c) (d)	82	85
(SOFR + 1.02%), 2.68%, 1/27/2033 (d)	915	820
(SOFR + 1.86%), 5.68%, 1/23/2035 (d)	810	854
US Foods, Inc. 6.88%, 9/15/2028 (a)	1,140	1,176
Vail Resorts, Inc.
5.63%, 7/15/2030 (a)	1,307	1,324
6.50%, 5/15/2032 (a)	1,650	1,713
Valaris Ltd. 8.38%, 4/30/2030 (a)	848	884
Ventas Realty LP, REIT 4.00%, 3/1/2028	22	22
Venture Global Calcasieu Pass LLC 3.88%, 11/1/2033 (a)	495	437
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	4,292	4,421
9.50%, 2/1/2029 (a)	1,315	1,415
7.00%, 1/15/2030 (a) (c)	868	878
8.38%, 6/1/2031 (a)	1,985	2,038
9.88%, 2/1/2032 (a)	5,570	5,950
Venture Global Plaquemines LNG LLC
6.50%, 1/15/2034 (a)	6,604	6,917
7.75%, 5/1/2035 (a)	655	739
6.75%, 1/15/2036 (a)	2,140	2,267
VICI Properties LP, REIT 4.63%, 12/1/2029 (a)	3,583	3,553
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	2,907	2,955
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (a) (d) (f) (g)	1,472	1,487
Vistra Operations Co. LLC
5.63%, 2/15/2027 (a)	7,615	7,617
5.00%, 7/31/2027 (a)	81	81
4.38%, 5/1/2029 (a)	866	850
7.75%, 10/15/2031 (a)	5,404	5,735
6.88%, 4/15/2032 (a)	2,023	2,125
Vital Energy, Inc. 7.88%, 4/15/2032 (a) (c)	4,070	3,852
VMware LLC 2.20%, 8/15/2031	823	728
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	53

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Wabash National Corp. 4.50%, 10/15/2028 (a)	3,500	3,085
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	2,220	2,320
Warnermedia Holdings, Inc.
4.28%, 3/15/2032	3,511	3,216
5.05%, 3/15/2042	685	550
Wayfair LLC
7.25%, 10/31/2029 (a)	1,106	1,144
7.75%, 9/15/2030 (a)	2,736	2,886
WBI Operating LLC 6.25%, 10/15/2030 (a)	2,524	2,522
Weekley Homes LLC 4.88%, 9/15/2028 (a)	599	585
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (d) (f) (g)	8,146	8,086
(3-MONTH CME TERM SOFR + 1.43%), 3.20%, 6/17/2027 (d)	250	248
(SOFR + 1.51%), 3.53%, 3/24/2028 (d)	983	975
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.61%), 7.63%, 9/15/2028 (d) (f) (g)	2,541	2,712
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (d) (f) (g)	5,226	5,489
(SOFR + 1.50%), 5.20%, 1/23/2030 (d)	556	572
(SOFR + 2.10%), 4.90%, 7/25/2033 (d)	464	471
(SOFR + 2.02%), 5.39%, 4/24/2034 (d)	269	279
(SOFR + 1.78%), 5.50%, 1/23/2035 (d)	464	484
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	3,055	3,098
6.38%, 3/15/2029 (a)	5,878	6,073
6.63%, 3/15/2032 (a)	3,107	3,247
6.38%, 3/15/2033 (a)	1,155	1,207
Williams Cos., Inc. (The) 2.60%, 3/15/2031	19	17
Williams Scotsman, Inc.
6.63%, 6/15/2029 (a)	1,061	1,092
6.63%, 4/15/2030 (a)	618	639
7.38%, 10/1/2031 (a)	2,771	2,900
WMG Acquisition Corp. 3.75%, 12/1/2029 (a)	1,861	1,780
WP Carey, Inc., REIT
2.40%, 2/1/2031	33	30
2.45%, 2/1/2032	7	6
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	2,794	2,769
5.63%, 8/15/2029 (a)	2,671	2,444
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
6.63%, 8/15/2032 (a)	1,727	1,668
WULF Compute LLC 7.75%, 10/15/2030 (a)	4,415	4,587
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	6,205	6,203
7.13%, 2/15/2031 (a)	880	945
6.25%, 3/15/2033 (a) (c)	1,768	1,796
Xerox Corp. 10.25%, 10/15/2030 (a) (c)	1,285	1,314
Xerox Holdings Corp.
5.50%, 8/15/2028 (a)	100	48
8.88%, 11/30/2029 (a) (c)	2,419	1,052
XPO, Inc.
6.25%, 6/1/2028 (a)	1,845	1,881
7.13%, 2/1/2032 (a)	1,560	1,641
Yum! Brands, Inc.
4.63%, 1/31/2032	2,997	2,927
5.38%, 4/1/2032	59	60
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	720	649
		2,259,527
Uzbekistan — 0.1%
Jscb Agrobank 9.25%, 10/2/2029 (a)	700	762
Navoi Mining & Metallurgical Combinat 6.95%, 10/17/2031 (a)	940	1,005
Navoiyuran State Enterprise 6.70%, 7/2/2030 (a)	1,400	1,414
Uzbekneftegaz JSC 4.75%, 11/16/2028 (a)	1,350	1,281
		4,462
Venezuela, Bolivarian Republic of — 0.1%
Petroleos de Venezuela SA
8.50%, 10/27/2020 (b) (j)	619	612
6.00%, 11/15/2026 (b) (j)	3,705	817
5.38%, 4/12/2027 (b) (j)	17,960	4,005
5.50%, 4/12/2037 (b) (j)	4,450	983
		6,417
Total Corporate Bonds (Cost $2,719,150)		2,740,420
	SHARES (000)
Common Stocks — 30.4%
Australia — 0.4%
AGL Energy Ltd.	320	1,939
Atlas Arteria Ltd.	161	512
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Australia — continued
Bendigo & Adelaide Bank Ltd.	93	766
BHP Group Ltd. (c)	34	965
Dexus, REIT	57	273
Endeavour Group Ltd.	167	399
Fortescue Ltd.	32	441
Glencore plc	502	2,405
Insignia Financial Ltd. *	183	543
JB Hi-Fi Ltd.	3	198
Magellan Financial Group Ltd.	37	233
Metcash Ltd.	329	819
New Hope Corp. Ltd.	160	434
Region Group, REIT	94	151
Rio Tinto Ltd.	84	7,339
Rio Tinto plc	119	8,591
Sonic Healthcare Ltd.	97	1,336
Woodside Energy Group Ltd.	98	1,586
Woolworths Group Ltd.	75	1,395
Yancoal Australia Ltd.	78	285
		30,610
Austria — 0.1%
ANDRITZ AG	17	1,319
BAWAG Group AG (b)	10	1,320
Erste Group Bank AG	23	2,397
OMV AG	59	3,201
Strabag SE	8	592
		8,829
Belgium — 0.1%
Ageas SA	24	1,612
KBC Group NV	13	1,492
Proximus SADP	209	1,798
Umicore SA	83	1,577
		6,479
Brazil — 0.3%
B3 SA - Brasil Bolsa Balcao	1,804	4,253
Banco do Brasil SA	506	2,065
Centrais Eletricas Brasileiras SA	393	4,059
Itau Unibanco Holding SA (Preference)	431	3,166
Petroleo Brasileiro SA (Preference)	937	5,168
TIM SA	1,018	4,591
		23,302
Canada — 0.9%
Agnico Eagle Mines Ltd.	10	1,557
INVESTMENTS	SHARES (000)	VALUE ($000)

Canada — continued
Bank of Nova Scotia (The)	71	4,637
Barrick Mining Corp.	108	3,537
BCE, Inc.	167	3,822
Canadian Natural Resources Ltd.	120	3,848
Canadian Tire Corp. Ltd., Class A	8	908
Enbridge, Inc.	91	4,231
Fortis, Inc.	86	4,330
Great-West Lifeco, Inc.	109	4,636
Hydro One Ltd. (b)	11	395
Magna International, Inc.	96	4,546
Nutrien Ltd.	76	4,112
Pembina Pipeline Corp.	104	3,940
Power Corp. of Canada	105	4,937
Restaurant Brands International, Inc.	61	4,003
Suncor Energy, Inc.	103	4,096
TC Energy Corp.	197	9,904
TELUS Corp.	248	3,629
Tourmaline Oil Corp.	82	3,596
Whitecap Resources, Inc.	61	453
		75,117
Chile — 0.0% ^
Banco Santander Chile, ADR	56	1,609
China — 1.3%
Alibaba Group Holding Ltd.	343	7,301
China Merchants Bank Co. Ltd., Class H	903	5,660
China Petroleum & Chemical Corp., Class H	4,418	2,350
China Yangtze Power Co. Ltd., Class A	625	2,464
Contemporary Amperex Technology Co. Ltd., Class A	101	5,531
ENN Energy Holdings Ltd.	451	3,928
Fuyao Glass Industry Group Co. Ltd., Class A	161	1,522
Fuyao Glass Industry Group Co. Ltd., Class H (b)	589	5,248
H World Group Ltd., ADR	129	4,967
Haidilao International Holding Ltd. (b)	1,164	1,918
Haier Smart Home Co. Ltd., Class H	1,675	5,448
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,114	4,286
Lenovo Group Ltd.	618	902
Midea Group Co. Ltd., Class A	590	6,333
NetEase, Inc.	375	10,520
PetroChina Co. Ltd., Class H	6,358	6,573
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	55

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Ping An Insurance Group Co. of China Ltd., Class H	851	6,147
Shenzhou International Group Holdings Ltd.	808	6,978
Tencent Holdings Ltd.	231	18,744
Tingyi Cayman Islands Holding Corp.	1,218	1,671
Wilmar International Ltd.	169	407
Wuliangye Yibin Co. Ltd., Class A	111	1,854
Zhejiang Supor Co. Ltd., Class A	212	1,416
		112,168
Denmark — 0.2%
Carlsberg A/S, Class B	14	1,594
Danske Bank A/S	314	14,054
Novo Nordisk A/S, Class B	67	3,275
Sydbank A/S	16	1,394
		20,317
Finland — 0.4%
Fortum OYJ	121	2,687
Kemira OYJ	68	1,498
Kone OYJ, Class B	41	2,713
Konecranes OYJ	24	2,390
Mandatum OYJ	135	969
Nordea Bank Abp	647	11,070
Nordea Bank Abp	277	4,738
Orion OYJ, Class B	46	3,200
TietoEVRY OYJ	10	219
UPM-Kymmene OYJ	27	707
Valmet OYJ	52	1,700
Wartsila OYJ Abp	57	1,868
		33,759
France — 1.5%
Airbus SE	10	2,517
Amundi SA (b)	15	1,104
Arkema SA	20	1,205
AXA SA	83	3,586
Ayvens SA (b)	33	443
Bouygues SA	14	629
Capgemini SE	9	1,339
Carrefour SA	127	1,910
Cie Generale des Etablissements Michelin SCA	181	5,772
Coface SA	63	1,105
Covivio SA, REIT	27	1,757
Danone SA	47	4,120
INVESTMENTS	SHARES (000)	VALUE ($000)

France — continued
Eiffage SA	12	1,509
Engie SA	834	19,526
Gaztransport Et Technigaz SA	9	1,789
Klepierre SA, REIT	143	5,449
LVMH Moet Hennessy Louis Vuitton SE	17	12,234
Orange SA	253	4,046
Pernod Ricard SA	17	1,706
Rubis SCA	50	1,821
Safran SA	81	28,821
TotalEnergies SE	87	5,412
Unibail-Rodamco-Westfield, REIT	15	1,593
Vallourec SACA	62	1,149
Vinci SA	90	12,102
		122,644
Germany — 1.2%
Allianz SE (Registered)	41	16,350
BASF SE (c)	32	1,597
Bayerische Motoren Werke AG	9	872
Bilfinger SE	20	2,145
Commerzbank AG	59	2,155
Continental AG	27	2,064
Deutsche Telekom AG (Registered)	154	4,776
E.ON SE	665	12,373
Evonik Industries AG	93	1,561
Freenet AG	54	1,678
HOCHTIEF AG	6	1,634
Mercedes-Benz Group AG	66	4,274
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	41	25,079
RWE AG	50	2,446
SAP SE	18	4,694
Siemens AG (Registered)	60	17,134
Vonovia SE	42	1,250
		102,082
Greece — 0.1%
National Bank of Greece SA	487	7,158
Guatemala — 0.0% ^
Millicom International Cellular SA	42	1,985
Hong Kong — 0.1%
Cathay Pacific Airways Ltd.	204	290
Hang Lung Properties Ltd.	912	1,016
Henderson Land Development Co. Ltd.	99	348
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — continued
Hong Kong Exchanges & Clearing Ltd.	47	2,551
Hysan Development Co. Ltd.	123	255
Man Wah Holdings Ltd.	281	171
Orient Overseas International Ltd.	83	1,428
PCCW Ltd.	372	266
Power Assets Holdings Ltd.	281	1,788
Prudential plc	182	2,538
United Energy Group Ltd.	3,740	239
VTech Holdings Ltd.	59	480
Yue Yuen Industrial Holdings Ltd.	493	904
		12,274
India — 0.3%
Bajaj Auto Ltd.	37	3,696
HDFC Bank Ltd., ADR	15	561
HDFC Bank Ltd.	800	8,902
Infosys Ltd., ADR	64	1,054
Maruti Suzuki India Ltd.	11	1,982
Power Grid Corp. of India Ltd.	1,416	4,594
Shriram Finance Ltd.	431	3,631
Tata Consultancy Services Ltd.	51	1,768
		26,188
Indonesia — 0.2%
Bank Central Asia Tbk. PT	6,328	3,240
Bank Rakyat Indonesia Persero Tbk. PT	23,958	5,731
Telkom Indonesia Persero Tbk. PT	35,263	6,821
		15,792
Ireland — 0.1%
AIB Group plc	213	1,970
Bank of Ireland Group plc	96	1,569
Cairn Homes plc	637	1,415
		4,954
Israel — 0.0% ^
Delek Group Ltd.	3	819
Plus500 Ltd.	25	1,052
		1,871
Italy — 0.7%
Azimut Holding SpA	38	1,506
Banca Generali SpA	22	1,221
Banca Mediolanum SpA	159	3,194
Banca Monte dei Paschi di Siena SpA (c)	276	2,422
Banco BPM SpA	122	1,779
INVESTMENTS	SHARES (000)	VALUE ($000)

Italy — continued
BFF Bank SpA * (b)	93	1,125
BPER Banca SpA	173	2,071
Enel SpA	777	7,857
Eni SpA	249	4,587
FinecoBank Banca Fineco SpA	57	1,301
Generali	60	2,322
Intesa Sanpaolo SpA	1,242	8,003
Maire SpA	131	1,985
Poste Italiane SpA (b)	68	1,651
Ryanair Holdings plc	273	8,250
Snam SpA	262	1,614
Technogym SpA (b)	112	2,032
UniCredit SpA	60	4,454
Unipol Assicurazioni SpA	77	1,694
		59,068
Ivory Coast — 0.0% ^
Endeavour Mining plc	61	2,454
Japan — 1.2%
Activia Properties, Inc., REIT	—	375
AEON REIT Investment Corp., REIT	—	395
Aozora Bank Ltd.	128	1,828
Astellas Pharma, Inc.	28	293
Canon, Inc.	64	1,844
Chubu Electric Power Co., Inc.	46	637
Chugoku Electric Power Co., Inc. (The)	137	764
Cosmo Energy Holdings Co. Ltd.	26	587
Dai Nippon Printing Co. Ltd.	78	1,300
Dai-ichi Life Holdings, Inc.	107	750
Electric Power Development Co. Ltd.	98	1,857
ENEOS Holdings, Inc.	58	368
FANUC Corp.	47	1,565
Frontier Real Estate Investment Corp., REIT	—	282
Hitachi Ltd.	211	7,194
Idemitsu Kosan Co. Ltd.	283	1,969
Industrial & Infrastructure Fund Investment Corp., REIT	1	559
Inpex Corp.	43	799
Isuzu Motors Ltd.	9	117
Japan Exchange Group, Inc.	395	4,409
Japan Metropolitan Fund Invest, REIT	3	2,236
Japan Post Holdings Co. Ltd.	101	946
Japan Tobacco, Inc.	35	1,212
Kansai Electric Power Co., Inc. (The)	30	466
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	57

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
KDX Realty Investment Corp., REIT	1	782
Kirin Holdings Co. Ltd.	83	1,174
Kobe Steel Ltd.	80	938
Kyushu Electric Power Co., Inc.	44	428
Kyushu Railway Co.	75	1,895
Lixil Corp.	41	458
Mazda Motor Corp.	36	248
Mitsubishi Chemical Group Corp.	175	912
Mitsubishi UFJ Financial Group, Inc.	840	12,692
Mori Hills REIT Investment Corp., REIT	—	80
Nippon Building Fund, Inc., REIT	—	141
Nippon Shokubai Co. Ltd.	30	343
Nippon Steel Corp.	515	2,123
Niterra Co. Ltd.	6	230
Nomura Holdings, Inc.	90	645
Ono Pharmaceutical Co. Ltd.	17	206
Oracle Corp.	2	157
Pola Orbis Holdings, Inc.	37	318
Sekisui House REIT, Inc., REIT	1	434
Shin-Etsu Chemical Co. Ltd.	154	4,623
SoftBank Corp.	2,224	3,161
Sony Group Corp.	686	19,110
Sumitomo Rubber Industries Ltd.	32	376
Suzuki Motor Corp.	514	7,668
Takeda Pharmaceutical Co. Ltd.	84	2,280
Tokio Marine Holdings, Inc.	144	5,367
Toyo Tire Corp.	29	787
United Urban Investment Corp., REIT	1	1,306
		101,634
Luxembourg — 0.2%
ArcelorMittal SA	49	1,867
Intelsat SA ‡ *	271	—
Mallinckrodt *	66	6,802
SES SA ‡ *	270	3,920
		12,589
Mexico — 0.2%
Arca Continental SAB de CV	221	2,140
Grupo Financiero Banorte SAB de CV, Class O	644	6,044
Kimberly-Clark de Mexico SAB de CV, Class A	627	1,215
Southern Copper Corp.	8	1,159
Wal-Mart de Mexico SAB de CV	2,326	7,700
		18,258
INVESTMENTS	SHARES (000)	VALUE ($000)

Netherlands — 0.9%
ABN AMRO Bank NV, CVA (b)	19	568
ASML Holding NV	37	39,458
ASR Nederland NV	25	1,641
BE Semiconductor Industries NV	12	1,989
ING Groep NV	127	3,179
Koninklijke Ahold Delhaize NV	76	3,131
Koninklijke BAM Groep NV	256	2,379
Koninklijke Heijmans N.V., CVA	35	2,463
Koninklijke KPN NV	1,936	8,957
NN Group NV	27	1,857
NXP Semiconductors NV	30	6,170
OCI NV	222	871
Randstad NV (c)	14	557
SBM Offshore NV	89	2,302
		75,522
New Zealand — 0.0% ^
Spark New Zealand Ltd.	442	620
Norway — 0.2%
Aker BP ASA	53	1,381
Aker Solutions ASA	447	1,228
DNB Bank ASA	68	1,741
DOF Group ASA	168	1,504
Equinor ASA	190	4,538
Gjensidige Forsikring ASA (c)	38	1,018
Norsk Hydro ASA	127	861
Orkla ASA (c)	65	659
Salmar ASA (c)	12	686
Telenor ASA	335	4,984
Var Energi ASA	191	642
Vend Marketplaces ASA, Class B (c)	18	623
		19,865
Peru — 0.0% ^
Credicorp Ltd.	4	1,078
Poland — 0.0% ^
Powszechny Zaklad Ubezpieczen SA	88	1,402
Santander Bank Polska SA	2	331
		1,733
Portugal — 0.0% ^
Banco Comercial Portugues SA, Class R	1,440	1,271
NOS SGPS SA	360	1,562
		2,833
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Russia — 0.0%
Moscow Exchange MICEX-RTS PJSC ‡ *	2,553	— (m)
Severstal PAO, GDR ‡ * (b)	142	— (m)
		— (m)
Saudi Arabia — 0.2%
Al Rajhi Bank	114	3,221
Saudi Arabian Oil Co. (b)	669	4,621
Saudi National Bank (The)	545	5,803
		13,645
Singapore — 0.3%
CapitaLand Ascendas, REIT	438	947
DBS Group Holdings Ltd.	506	20,963
Singapore Telecommunications Ltd.	836	2,727
Venture Corp. Ltd.	42	483
		25,120
South Africa — 0.1%
FirstRand Ltd.	490	2,327
Gold Fields Ltd.	89	3,423
Shoprite Holdings Ltd.	43	720
Standard Bank Group Ltd.	224	3,291
Vodacom Group Ltd.	193	1,560
		11,321
South Korea — 0.6%
Cheil Worldwide, Inc.	9	126
DB Insurance Co. Ltd.	25	2,254
Hana Financial Group, Inc.	83	4,972
Hyundai Motor Co.	11	2,307
KB Financial Group, Inc.	26	2,131
Kia Corp.	71	5,964
KT&G Corp.	7	603
Samsung Electronics Co. Ltd.	223	16,813
Samsung Electronics Co. Ltd. (Preference)	156	9,207
Samsung Fire & Marine Insurance Co. Ltd.	16	4,890
Shinhan Financial Group Co. Ltd.	100	5,114
Woori Financial Group, Inc.	21	376
		54,757
Spain — 0.4%
ACS Actividades de Construccion y Servicios SA	30	2,476
Banco Bilbao Vizcaya Argentaria SA	254	5,113
Banco de Sabadell SA	333	1,250
Banco Santander SA	590	6,013
Bankinter SA	59	894
INVESTMENTS	SHARES (000)	VALUE ($000)

Spain — continued
CaixaBank SA	257	2,719
Enagas SA	28	438
Endesa SA	190	6,811
Iberdrola SA	93	1,875
Logista Integral SA	50	1,669
Mapfre SA	280	1,235
Naturgy Energy Group SA	51	1,549
Repsol SA	110	2,019
Unicaja Banco SA (b)	359	968
		35,029
Sweden — 0.5%
Betsson AB, Class B	97	1,513
Loomis AB	39	1,596
NCC AB, Class B	81	1,846
SKF AB, Class B	60	1,539
SSAB AB, Class B	270	1,671
Svenska Handelsbanken AB, Class A	135	1,762
Swedbank AB, Class A	55	1,662
Tele2 AB, Class B	365	5,795
Telia Co. AB	549	2,160
Volvo AB, Class B	878	24,069
		43,613
Switzerland — 0.2%
ABB Ltd. (Registered)	64	4,735
Adecco Group AG (Registered)	23	658
Cembra Money Bank AG	10	1,101
Temenos AG (Registered)	9	835
UBS Group AG (Registered)	53	2,048
Zurich Insurance Group AG	5	3,406
		12,783
Taiwan — 1.4%
ASE Technology Holding Co. Ltd.	1,016	8,130
MediaTek, Inc.	34	1,442
Quanta Computer, Inc.	799	7,749
Realtek Semiconductor Corp.	382	6,379
Taiwan Semiconductor Manufacturing Co. Ltd.	1,839	88,928
Vanguard International Semiconductor Corp.	601	1,881
Wistron Corp.	663	3,212
		117,721
Thailand — 0.1%
SCB X PCL	1,115	4,518
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	59

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — 1.8%
Admiral Group plc	37	1,587
AstraZeneca plc	149	24,555
Aviva plc	222	1,949
Balfour Beatty plc	278	2,453
Barclays plc	586	3,145
Barratt Redrow plc	450	2,226
Beazley plc	97	1,183
British American Tobacco plc	86	4,392
British Land Co. plc (The), REIT	263	1,313
Centrica plc	1,062	2,502
Diageo plc	116	2,672
Drax Group plc	225	2,136
Dunelm Group plc	100	1,475
HSBC Holdings plc	574	8,031
IG Group Holdings plc	42	610
Imperial Brands plc	6	242
International Consolidated Airlines Group SA	363	1,994
Investec plc	166	1,249
ITV plc	1,422	1,301
J Sainsbury plc	569	2,555
JET2 plc	2	28
Johnson Matthey plc	84	2,360
Lancashire Holdings Ltd.	153	1,345
Land Securities Group plc, REIT	265	2,169
Lloyds Banking Group plc	2,979	3,493
M&G plc	530	1,835
Man Group plc	203	560
Mitie Group plc	1,015	2,199
Morgan Sindall Group plc	27	1,676
National Grid plc	151	2,260
NatWest Group plc	1,651	12,712
Next plc	12	2,215
Persimmon plc	61	971
Phoenix Group Holdings plc	262	2,323
Reckitt Benckiser Group plc	38	2,939
RELX plc	603	26,658
Rolls-Royce Holdings plc	268	4,127
Sage Group plc (The)	63	945
SSE plc	41	1,038
Telecom Plus plc	73	1,700
Tesco plc	1,011	6,102
TP ICAP Group plc	335	1,157
Unilever plc	10	582
INVESTMENTS	SHARES (000)	VALUE ($000)

United Kingdom — continued
Vodafone Group plc	3,900	4,721
WPP plc	314	1,188
		154,873
United States — 14.2%
3M Co.	96	15,929
Abbott Laboratories	88	10,907
AbbVie, Inc.	109	23,697
Accenture plc, Class A	35	8,680
Alexandria Real Estate Equities, Inc., REIT	47	2,732
Alliant Energy Corp.	35	2,321
Altria Group, Inc.	69	3,908
Amcor plc	102	807
American Electric Power Co., Inc.	39	4,725
American Tower Corp., REIT	56	9,958
Amgen, Inc.	14	4,163
Analog Devices, Inc.	81	18,959
Apple, Inc.	61	16,416
Arch Capital Group Ltd.	2	158
Archer-Daniels-Midland Co.	76	4,626
AT&T, Inc.	543	13,442
Avery Dennison Corp.	20	3,585
Baker Hughes Co., Class A	394	19,052
Bank of America Corp.	446	23,846
Baxter International, Inc.	172	3,171
Best Buy Co., Inc.	52	4,247
Blackrock, Inc.	7	7,550
BP plc	1,155	6,769
Bristol-Myers Squibb Co.	264	12,149
Broadcom, Inc.	88	32,390
Brown-Forman Corp., Class B	130	3,536
Cardinal Health, Inc.	20	3,845
CF Industries Holdings, Inc.	47	3,915
Chevron Corp.	73	11,493
Cisco Systems, Inc.	64	4,679
Claire's Stores, Inc. ‡ * (n)	4	— (m)
Clear Channel Outdoor Holdings, Inc. *	287	520
Clorox Co. (The)	32	3,566
CME Group, Inc.	70	18,554
Coca-Cola Co. (The)	256	17,612
Comcast Corp., Class A	125	3,482
Consolidated Edison, Inc.	38	3,657
Constellation Brands, Inc., Class A	29	3,815
Crown Castle, Inc., REIT	41	3,661
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Cummins, Inc.	11	4,734
Darden Restaurants, Inc.	21	3,702
Devon Energy Corp.	97	3,155
Diamondback Energy, Inc.	22	3,157
Digital Realty Trust, Inc., REIT	19	3,219
Dominion Energy, Inc.	70	4,128
Dow, Inc.	171	4,068
DTE Energy Co.	28	3,853
Duke Energy Corp.	35	4,383
Eaton Corp. plc	31	11,530
Edison International	73	4,039
Emerson Electric Co.	164	22,933
Endo GUC Trust ‡ *	377	217
Entergy Corp.	49	4,707
EOG Resources, Inc.	65	6,880
Evergy, Inc.	60	4,607
Eversource Energy	61	4,538
Exelon Corp.	93	4,295
Expedia Group, Inc.	42	9,189
Extra Space Storage, Inc., REIT	28	3,707
Exxon Mobil Corp.	152	17,361
Fastenal Co.	93	3,834
Fidelity National Information Services, Inc.	503	31,470
Ford Motor Co.	367	4,815
Franklin Resources, Inc.	169	3,821
Frontier Communications Parent, Inc. *	71	2,689
General Dynamics Corp.	3	1,015
General Mills, Inc.	78	3,617
Gilead Sciences, Inc.	38	4,607
GQG Partners, Inc., CHDI	112	114
GSK plc	357	8,354
Gulfport Energy Corp. *	11	1,974
Hershey Co. (The)	12	2,054
Hewlett Packard Enterprise Co.	186	4,537
Hormel Foods Corp.	158	3,411
HP, Inc.	144	3,975
iHeartMedia, Inc., Class A *	122	363
Incora Intermediate LLC ‡ *	40	468
Incora Top Holdco LLC ‡ * (c)	2	49
International Business Machines Corp.	15	4,630
International Flavors & Fragrances, Inc.	47	2,984
International Paper Co.	77	2,960
Iron Mountain, Inc., REIT	37	3,840
Johnson & Johnson	140	26,452
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
Kellanova	51	4,226
Kenvue, Inc.	241	3,465
Keurig Dr Pepper, Inc.	153	4,166
KeyCorp	240	4,226
Kimberly-Clark Corp.	31	3,770
Kimco Realty Corp., REIT	179	3,697
Kinder Morgan, Inc.	150	3,917
Kraft Heinz Co. (The)	150	3,715
Lockheed Martin Corp.	8	3,743
Lowe's Cos., Inc.	71	16,829
LyondellBasell Industries NV, Class A	52	2,427
Mallinckrodt ARD LLC ‡ *	39	4,068
Mallinckrodt plc ‡	3,008,864	— (m)
Mallinckrodt plc, Class B ‡	1,799,505	— (m)
Marsh & McLennan Cos., Inc.	34	5,980
McDonald's Corp.	107	31,888
Medtronic plc	98	8,900
Merck & Co., Inc.	151	12,984
Meta Platforms, Inc., Class A	15	9,889
Microchip Technology, Inc.	10	615
Microsoft Corp.	161	83,315
Mid-America Apartment Communities, Inc., REIT	1	116
Mondelez International, Inc., Class A	187	10,722
Moran Foods Backstop Equity ‡ *	23,005,766	23
Morgan Stanley	100	16,367
Motorola Solutions, Inc.	9	3,488
MYT Holding LLC ‡ *	1,342	336
National CineMedia, Inc.	107	474
Neiman Marcus ‡ *	4	54
Nestle SA (Registered)	83	7,888
NetApp, Inc.	31	3,657
New Evhc Physical Equity *	6	100
NextEra Energy, Inc.	330	26,841
NMG Parent LLC, Escrow ‡ * (c)	41	517
Novartis AG (Registered)	77	9,507
Omnicom Group, Inc.	213	15,994
ONEOK, Inc.	41	2,757
Oracle Corp.	58	15,343
PACCAR, Inc.	102	10,003
PepsiCo, Inc.	29	4,199
Pfizer, Inc.	156	3,851
Philip Morris International, Inc.	24	3,520
Phillips 66	25	3,462
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	61

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
PPL Corp.	34	1,226
Procter & Gamble Co. (The)	56	8,452
Prudential Financial, Inc.	34	3,552
Public Storage, REIT	11	3,166
Realty Income Corp., REIT	66	3,840
Regency Centers Corp., REIT	53	3,624
Regions Financial Corp.	335	8,110
Rite Aid ‡ *	10	—
Roche Holding AG	26	8,471
RTX Corp.	27	4,908
Salesforce, Inc.	39	10,092
Sanofi SA	52	5,300
Seagate Technology Holdings plc	19	4,951
Sempra	45	4,103
Shell plc	212	7,965
Simon Property Group, Inc., REIT	24	4,211
Smurfit WestRock plc	23	848
Southern Co. (The)	229	21,572
Stellantis NV (c)	29	295
Sun Communities, Inc., REIT	28	3,526
Swiss Re AG	14	2,511
T. Rowe Price Group, Inc.	30	3,058
Target Corp.	44	4,047
Texas Instruments, Inc.	18	2,962
T-Mobile US, Inc.	16	3,448
Trane Technologies plc	43	19,253
TransDigm Group, Inc.	3	3,893
Truist Financial Corp.	95	4,245
Tyson Foods, Inc., Class A	72	3,702
Ubiquiti, Inc.	2	1,367
United Parcel Service, Inc., Class B	47	4,524
US Bancorp	147	6,849
Valero Energy Corp.	24	4,060
Venator Materials plc ‡ *	4	828
Ventas, Inc., REIT	62	4,602
Verizon Communications, Inc.	95	3,786
VICI Properties, Inc., REIT, Class A	438	13,128
Walt Disney Co. (The)	296	33,381
Warner Music Group Corp., Class A	168	5,380
WEC Energy Group, Inc.	36	4,038
Wells Fargo & Co.	103	8,956
Weyerhaeuser Co., REIT	107	2,471
Williams Cos., Inc. (The)	70	4,054
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
WP Carey, Inc., REIT	65	4,276
Xcel Energy, Inc.	55	4,490
		1,199,517
Total Common Stocks (Cost $1,969,489)		2,575,689
Exchange-Traded Funds — 10.2%
United States — 10.2%
JPMorgan Income ETF (o)	514	23,867
JPMorgan Nasdaq Equity Premium Income ETF (o)	14,247	841,981
Total Exchange-Traded Funds (Cost $764,914)		865,848
	PRINCIPAL AMOUNT ($000)
Equity Linked Notes — 5.8%
Canada — 0.6%
Royal Bank of Canada, ELN, 10.20%, 11/21/2025 (b)	148	4,698
Royal Bank of Canada, ELN, 12.10%, 11/21/2025 (b)	17	4,946
Royal Bank of Canada, ELN, 13.10%, 11/21/2025 (b)	13	4,074
Royal Bank of Canada, ELN, 15.10%, 11/21/2025 (b)	64	5,896
Royal Bank of Canada, ELN, 16.30%, 11/14/2025 (b)	15	3,185
Royal Bank of Canada, ELN, 19.30%, 11/14/2025 (b)	26	5,001
Royal Bank of Canada, ELN, 19.50%, 12/1/2025 (b)	54	3,769
Royal Bank of Canada, ELN, 6.10%, 11/21/2025 (b)	39	4,525
Royal Bank of Canada, ELN, 7.30%, 11/14/2025 (b)	65	4,342
Toronto-Dominion Bank (The), ELN, 12.90%, 12/1/2025 (b)	21	5,645
Toronto-Dominion Bank (The), ELN, 26.20%, 11/7/2025 (b)	202	3,383
Toronto-Dominion Bank (The), ELN, 8.20%, 11/7/2025 (b)	50	3,604
		53,068
France — 0.8%
BNP Paribas Issuance BV, ELN, 10.00%, 11/7/2025 (a)	13	4,375
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Equity Linked Notes — continued
France — continued
BNP Paribas Issuance BV, ELN, 11.70%, 12/1/2025 (a)	49	7,670
BNP Paribas Issuance BV, ELN, 26.80%, 11/21/2025 (a)	13	3,494
BNP Paribas Issuance BV, ELN, 7.60%, 11/14/2025 (a)	7	3,995
BNP Paribas Issuance BV, ELN, 8.20%, 11/7/2025 (a)	19	4,045
Societe Generale SA, ELN, 12.10%, 12/1/2025 (b)	35	6,252
Societe Generale SA, ELN, 13.30%, 11/21/2025 (b)	15	2,802
Societe Generale SA, ELN, 15.00%, 11/21/2025 (b)	20	4,056
Societe Generale SA, ELN, 15.90%, 11/7/2025 (b)	11	6,577
Societe Generale SA, ELN, 16.20%, 11/21/2025 (b)	16	3,697
Societe Generale SA, ELN, 21.70%, 12/1/2025 (b)	27	4,598
Societe Generale SA, ELN, 21.80%, 11/14/2025 (b)	46	7,175
Societe Generale SA, ELN, 6.40%, 12/1/2025 (b)	12	6,250
		64,986
Japan — 0.2%
Mizuho Markets Cayman LP, ELN, 12.50%, 11/7/2025 (b)	22	3,402
Mizuho Markets Cayman LP, ELN, 18.90%, 11/21/2025 (b)	9	4,372
Nomura America Finance LLC, ELN, 13.90%, 11/21/2025 (b)	112	4,242
Nomura America Finance LLC, ELN, 15.70%, 12/1/2025 (b)	55	4,027
Nomura America Finance LLC, ELN, 6.30%, 12/1/2025 (b)	23	4,628
		20,671
United Kingdom — 0.9%
Barclays Bank plc, ELN, 10.40%, 11/7/2025 (b)	17	2,885
Barclays Bank plc, ELN, 10.70%, 11/14/2025 (b)	13	4,663
Barclays Bank plc, ELN, 11.50%, 11/14/2025 (b)	74	7,048
Barclays Bank plc, ELN, 11.80%, 11/14/2025 (b)	3	4,327
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United Kingdom — continued
Barclays Bank plc, ELN, 12.00%, 11/14/2025 (b)	93	3,853
Barclays Bank plc, ELN, 12.60%, 11/14/2025 (b)	70	3,673
Barclays Bank plc, ELN, 14.00%, 12/1/2025 (b)	75	7,579
Barclays Bank plc, ELN, 14.20%, 11/14/2025 (b)	7	4,228
Barclays Bank plc, ELN, 15.80%, 11/21/2025 (b)	20	4,332
Barclays Bank plc, ELN, 17.20%, 11/21/2025 (b)	50	3,809
Barclays Bank plc, ELN, 20.00%, 12/1/2025 (b)	68	3,792
Barclays Bank plc, ELN, 20.10%, 11/21/2025 (b)	243	3,853
Barclays Bank plc, ELN, 20.40%, 11/21/2025 (b)	37	4,918
Barclays Bank plc, ELN, 24.80%, 11/7/2025 (b)	101	3,789
Barclays Bank plc, ELN, 9.50%, 12/1/2025 (b)	17	5,745
Barclays Bank plc, ELN, 9.70%, 11/21/2025 (b)	58	4,030
Barclays Bank plc, ELN, 9.70%, 12/1/2025 (b)	20	6,851
		79,375
United States — 3.3%
Citigroup Global Markets Holdings Inc., ELN, 20.20%, 12/1/2025 (b)	170	3,972
Citigroup Global Markets Holdings, Inc., ELN, 11.90%, 12/1/2025 (b)	312	5,006
Citigroup Global Markets Holdings, Inc., ELN, 13.50%, 12/1/2025 (b)	58	5,032
Citigroup Global Markets Holdings, Inc., ELN, 13.60%, 11/21/2025 (b)	27	3,220
Citigroup Global Markets Holdings, Inc., ELN, 22.60%, 11/7/2025 (b)	22	4,092
Citigroup Global Markets Holdings, Inc., ELN, 25.80%, 11/7/2025 (b)	131	3,560
Citigroup Global Markets Holdings, Inc., ELN, 9.10%, 12/1/2025 (b)	46	2,962
Goldman Sachs International, ELN, 14.40%, 11/14/2025 (b)	38	10,040
Goldman Sachs International, ELN, 15.90%, 11/14/2025 (b)	41	18,628
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	63

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Equity Linked Notes — continued
United States — continued
Goldman Sachs International, ELN, 17.30%, 11/21/2025 (b)	46	11,643
Goldman Sachs International, ELN, 20.40%, 12/1/2025 (b)	176	7,068
Goldman Sachs International, ELN, 22.50%, 11/7/2025 (b)	39	4,406
Goldman Sachs International, ELN, 7.00%, 11/21/2025 (b)	56	5,263
Goldman Sachs International, ELN, 9.50%, 11/14/2025 (b)	104	20,641
Morgan Stanley Finance LLC, ELN, 10.20%, 11/14/2025 (b)	51	7,065
Morgan Stanley Finance LLC, ELN, 10.30%, 11/14/2025 (b)	11	4,879
Morgan Stanley Finance LLC, ELN, 10.70%, 11/14/2025 (b)	12	6,207
Morgan Stanley Finance LLC, ELN, 11.30%, 11/14/2025 (b)	214	3,806
Morgan Stanley Finance LLC, ELN, 12.40%, 11/7/2025 (b)	11	12,945
Morgan Stanley Finance LLC, ELN, 13.20%, 12/1/2025 (b)	9	6,122
Morgan Stanley Finance LLC, ELN, 13.40%, 11/7/2025 (b)	46	4,989
Morgan Stanley Finance LLC, ELN, 13.60%, 12/1/2025 (b)	75	6,064
Morgan Stanley Finance LLC, ELN, 13.70%, 11/7/2025 (b)	27	4,094
Morgan Stanley Finance LLC, ELN, 14.40%, 11/7/2025 (b)	8	7,366
Morgan Stanley Finance LLC, ELN, 14.60%, 11/7/2025 (b)	23	4,281
Morgan Stanley Finance LLC, ELN, 14.80%, 12/1/2025 (b)	26	4,561
Morgan Stanley Finance LLC, ELN, 15.00%, 11/7/2025 (b)	12	5,393
Morgan Stanley Finance LLC, ELN, 15.60%, 11/14/2025 (b)	78	4,210
Morgan Stanley Finance LLC, ELN, 17.10%, 11/7/2025 (b)	5	4,510
Morgan Stanley Finance LLC, ELN, 17.50%, 12/1/2025 (b)	113	4,085
Morgan Stanley Finance LLC, ELN, 6.00%, 11/21/2025 (b)	23	12,707
Morgan Stanley Finance LLC, ELN, 6.10%, 11/7/2025 (b)	23	4,689
Morgan Stanley Finance LLC, ELN, 6.30%, 11/21/2025 (b)	11	3,606
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Morgan Stanley Finance LLC, ELN, 6.70%, 11/21/2025 (b)	11	8,955
Wells Fargo Bank NA, ELN, 11.20%, 11/7/2025 (b)	19	4,155
Wells Fargo Bank NA, ELN, 13.90%, 11/21/2025 (b)	31	5,018
Wells Fargo Bank NA, ELN, 14.00%, 11/7/2025 (b)	51	18,704
Wells Fargo Bank NA, ELN, 14.90%, 12/1/2025 (b)	47	4,135
Wells Fargo Bank NA, ELN, 16.00%, 11/7/2025 (b)	25	3,852
Wells Fargo Bank NA, ELN, 17.20%, 12/1/2025 (b)	39	3,111
Wells Fargo Bank NA, ELN, 19.70%, 11/21/2025 (b)	25	6,066
Wells Fargo Bank NA, ELN, 6.90%, 12/1/2025 (b)	96	5,511
		276,619
Total Equity Linked Notes (Cost $490,983)		494,719
Commercial Mortgage-Backed Securities — 4.7%
United States — 4.7%
BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052 (a)	2,500	1,999
Series 2019-BN16, Class F, 3.67%, 2/15/2052 (a) (l)	2,000	903
Series 2019-BN21, Class F, 2.68%, 10/17/2052 (a)	2,000	1,112
Series 2019-BN23, Class D, 2.50%, 12/15/2052 (a)	4,000	3,109
Series 2021-BN31, Class E, 2.50%, 2/15/2054 (a) (l)	2,500	1,804
Series 2017-BNK5, Class D, 3.08%, 6/15/2060 (a) (l)	8,500	7,537
Series 2018-BN14, Class F, 3.94%, 9/15/2060 (a)	1,534	836
Series 2019-BN19, Class C, 4.03%, 8/15/2061 (l)	7,500	5,442
Series 2018-BN15, Class E, 3.00%, 11/15/2061 (a)	1,000	769
Series 2019-BN24, Class D, 2.50%, 11/15/2062 (a)	1,000	787
Series 2019-BN24, Class C, 3.52%, 11/15/2062 (l)	6,000	5,314
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2020-BN26, Class D, 2.50%, 3/15/2063 (a)	1,350	985
Series 2020-BN28, Class E, 2.50%, 3/15/2063 (a)	3,000	2,213
BBCMS Mortgage Trust Series 2017-C1, Class D, 3.55%, 2/15/2050 (a) (l)	2,887	1,992
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051 (a)	975	556
Series 2019-B9, Class F, 3.74%, 3/15/2052 (a) (l)	6,590	2,763
Series 2019-B11, Class D, 3.00%, 5/15/2052 (a)	4,000	2,099
Series 2019-B11, Class C, 3.75%, 5/15/2052 (l)	13,959	10,952
Series 2020-B21, Class E, 2.00%, 12/17/2053 (a)	2,500	1,326
Series 2019-B14, Class E, 2.50%, 12/15/2062 (a)	1,415	465
Series 2019-B15, Class E, 2.75%, 12/15/2072 (a)	4,391	2,443
BX Series 2021-MFM1, Class G, 8.05%, 1/15/2034 (a) (l)	525	524
BX Mortgage Trust Series 2025-BIO3, Class D, 6.96%, 2/10/2042 (a) (l)	475	472
CD Mortgage Trust
Series 2016-CD2, Class C, 3.97%, 11/10/2049 (l)	750	443
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	3,800	3,691
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (a)	1,000	854
Series 2017-CD5, Class D, 3.35%, 8/15/2050 (a)	1,831	1,673
Series 2017-CD6, Class C, 4.27%, 11/13/2050 (l)	1,371	1,280
Series 2018-CD7, Class D, 3.09%, 8/15/2051 (a) (l)	2,000	1,648
Series 2019-CD8, Class E, 3.00%, 8/15/2057 (a)	1,790	1,017
CFCRE Commercial Mortgage Trust Series 2016-C6, Class D, 4.16%, 11/10/2049 (a) (l)	1,000	827
CGMS Commercial Mortgage Trust Series 2017-B1, Class E, 3.30%, 8/15/2050 (a) (l)	1,500	1,022
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class D, 4.40%, 2/10/2048 (a) (l)	1,742	1,679
Series 2015-GC29, Class C, 3.98%, 4/10/2048 (l)	2,000	1,760
Series 2015-P1, Class D, 3.23%, 9/15/2048 (a)	258	250
Series 2016-C1, Class D, 4.95%, 5/10/2049 (a) (l)	4,975	4,755
Series 2016-C2, Class D, 3.25%, 8/10/2049 (a) (l)	1,000	941
Series 2016-P6, Class D, 3.25%, 12/10/2049 (a)	1,325	947
Series 2017-P7, Class B, 4.14%, 4/14/2050 (l)	910	863
Series 2017-P7, Class C, 4.40%, 4/14/2050 (l)	3,295	2,955
Series 2020-GC46, Class E, 2.60%, 2/15/2053 (a)	4,500	2,374
COLEM Mortgage Trust Series 2022-HLNE, Class A, 2.46%, 4/12/2042 (a) (l)	2,500	2,361
Commercial Mortgage Trust
Series 2014-CR15, Class C, 3.96%, 2/10/2047 (l)	989	954
Series 2014-LC15, Class D, 4.76%, 4/10/2047 (a) (l)	465	456
Series 2014-CR19, Class D, 4.42%, 8/10/2047 (a) (l)	12	12
Series 2014-UBS5, Class D, 3.50%, 9/10/2047 (a)	4,100	2,686
Series 2014-LC17, Class D, 3.69%, 10/10/2047 (a)	294	287
Series 2015-CR22, Class E, 3.00%, 3/10/2048 (a)	2,500	1,462
Series 2015-CR22, Class D, 3.70%, 3/10/2048 (a) (l)	1,000	795
Series 2015-LC21, Class D, 4.30%, 7/10/2048 (l)	450	402
Series 2015-CR24, Class D, 3.46%, 8/10/2048 (l)	2,134	1,963
Series 2015-CR25, Class D, 3.55%, 8/10/2048 (l)	1,719	1,633
Series 2015-CR27, Class D, 3.21%, 10/10/2048 (a) (l)	500	434
Series 2015-CR26, Class D, 3.39%, 10/10/2048 (l)	2,500	2,029
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	65

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2015-LC23, Class D, 3.52%, 10/10/2048 (a) (l)	2,750	2,358
Series 2015-LC23, Class E, 3.52%, 10/10/2048 (a) (l)	1,500	1,215
Series 2016-CR28, Class D, 3.79%, 2/10/2049 (l)	1,350	1,158
Series 2016-CR28, Class C, 4.54%, 2/10/2049 (l)	2,000	1,861
Series 2018-COR3, Class D, 2.81%, 5/10/2051 (a) (l)	2,000	790
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class C, 4.76%, 11/15/2048 (l)	2,157	2,150
Series 2018-C14, Class D, 4.88%, 11/15/2051 (a) (l)	2,973	2,433
Series 2015-C2, Class B, 4.21%, 6/15/2057 (l)	701	675
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.47%, 8/10/2049 (a) (l)	3,570	2,292
Series 2016-C3, Class E, 4.22%, 8/10/2049 (a) (l)	1,250	528
FHLMC
Series 2025-MN11, Class M1, 5.83%, 7/25/2045 (a) (l)	2,728	2,717
Series 2025-MN11, Class M2, 6.83%, 7/25/2045 (a) (l)	3,772	3,750
FHLMC MSCR Trust
Series 2021-MN2, Class B1, 9.68%, 7/25/2041 (a) (l)	2,000	2,000
Series 2025-MN10, Class M2, 7.16%, 2/25/2045 (a) (l)	2,500	2,500
Series 2025-MN11, Class B1, 8.58%, 7/25/2045 (a) (l)	1,660	1,688
Series 2021-MN1, Class M1, 6.18%, 1/25/2051 (a) (l)	151	151
Series 2021-MN1, Class M2, 7.93%, 1/25/2051 (a) (l)	10,750	11,134
Series 2021-MN1, Class B1, 11.93%, 1/25/2051 (a) (l)	2,650	2,914
Series 2021-MN3, Class M1, 6.48%, 11/25/2051 (a) (l)	1,350	1,353
FHLMC, Multi-Class Certificates Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	17,110	934
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
FHLMC, Multi-Family Structured Credit Risk Series 2022-MN5, Class B1, 13.68%, 11/25/2042 (a) (l)	8,302	9,483
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K734, Class X3, IO, 2.18%, 7/25/2026 (l)	11,615	89
Series KC04, Class X1, IO, 1.26%, 12/25/2026 (l)	10,046	94
Series K084, Class X3, IO, 2.24%, 11/25/2028 (l)	6,000	366
Series K090, Class X3, IO, 2.31%, 10/25/2029 (l)	1,750	128
Series Q012, Class X, IO, 3.96%, 9/25/2035 (l)	18,444	2,791
Series K060, Class X3, IO, 1.90%, 12/25/2044 (l)	1,000	18
Series K061, Class X3, IO, 1.97%, 12/25/2044 (l)	1,528	31
Series K087, Class X3, IO, 2.28%, 1/25/2046 (l)	17,957	1,140
Series K089, Class X3, IO, 2.30%, 1/25/2046 (l)	22,283	1,533
Series K102, Class X3, IO, 1.89%, 12/25/2046 (l)	1,180	78
Series K088, Class X3, IO, 2.35%, 2/25/2047 (l)	10,130	703
Series K093, Class X3, IO, 2.21%, 5/25/2047 (l)	15,000	1,047
Series K116, Class X3, IO, 3.02%, 9/25/2047 (l)	10,500	1,277
Series K108, Class X3, IO, 3.49%, 4/25/2048 (l)	16,575	2,111
FNMA ACES
Series 2019-M11, Class X1, IO, 1.04%, 6/25/2029 (l)	4,084	110
Series 2019-M21, Class X2, IO, 1.28%, 2/25/2031 (l)	82,490	4,132
Series 2020-M37, Class X, IO, 0.98%, 4/25/2032 (l)	23,048	808
FREMF Mortgage Trust
Series 2019-KC03, Class B, 4.40%, 1/25/2026 (a) (l)	2,304	2,287
Series 2019-KF58, Class B, 6.57%, 1/25/2026 (a) (l)	906	902
Series 2019-KF62, Class B, 6.47%, 4/25/2026 (a) (l)	489	483
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2017-KL1E, Class BE, 3.91%, 2/25/2027 (a) (l)	186	175
Series 2017-KF33, Class B, 6.97%, 6/25/2027 (a) (l)	566	545
Series 2017-KF40, Class B, 7.12%, 11/25/2027 (a) (l)	978	938
Series 2018-KF43, Class B, 6.57%, 1/25/2028 (a) (l)	1,288	1,248
Series 21K-F116, Class CS, 10.71%, 6/25/2028 (a) (l)	4,798	4,773
Series 2018-KF50, Class B, 6.32%, 7/25/2028 (a) (l)	293	282
Series 2019-KG01, Class B, 4.17%, 4/25/2029 (a) (l)	4,765	4,356
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (a)	263,162	614
Series 2019-KW09, Class C, PO, 6/25/2029 (a)	24,011	17,882
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (a)	32,681	95
Series 2022-KF132, Class CS, 10.71%, 2/25/2032 (a) (l)	7,696	7,133
Series 2023-KF149, Class CS, 10.46%, 12/25/2032 (a) (l)	7,829	7,984
Series 2017-K724, Class D, PO, 12/25/2049 (a)	723	694
Series 2017-K724, Class X2B, IO, 0.10%, 12/25/2049 (a)	723	—
GNMA
Series 2012-89, IO, 0.19%, 12/16/2053 (l)	4,321	—
Series 2025-138, Class A, 4.75%, 5/16/2056	769	763
Series 2019-53, Class IA, IO, 0.75%, 6/16/2061 (l)	5,521	277
Series 2021-169, IO, 1.11%, 6/16/2061 (l)	10,606	872
Series 2021-153, Class SA, IF, IO, 3.60%, 8/16/2061 (l)	15,705	576
Series 2020-2, IO, 0.59%, 3/16/2062 (l)	6,132	265
Series 2020-94, IO, 0.97%, 3/16/2062 (l)	3,680	252
Series 2020-89, Class IA, IO, 1.17%, 4/16/2062 (l)	3,193	261
Series 2020-169, IO, 0.85%, 7/16/2062 (l)	16,285	1,028
Series 2021-33, IO, 0.84%, 10/16/2062 (l)	7,916	510
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2020-195, Class IX, IO, 1.13%, 12/16/2062 (l)	1,698	137
Series 2021-48, Class FT, 4.00%, 12/16/2062 (l)	1,173	1,064
Series 2020-145, IO, 0.73%, 3/16/2063 (l)	52,741	2,788
Series 2022-41, IO, 0.75%, 4/16/2063 (l)	12,579	666
Series 2024-32, IO, 0.70%, 6/16/2063 (l)	50,030	2,532
Series 2021-195, Class IX, IO, 1.20%, 8/16/2063 (l)	11,085	1,011
Series 2025-78, IO, 1.00%, 11/16/2063 (l)	75,399	5,415
Series 2023-28, IO, 0.86%, 2/16/2065 (l)	18,162	1,209
Series 2025-21, IO, 0.95%, 4/16/2065 (l)	25,140	1,737
Series 2025-42, IO, 0.54%, 11/16/2065 (l)	22,641	1,083
Series 2025-112, IO, 0.56%, 3/16/2066 (l)	18,413	938
GS Mortgage Securities Trust
Series 2015-GC28, Class D, 4.42%, 2/10/2048 (a) (l)	1,053	1,006
Series 2016-GS2, Class D, 2.75%, 5/10/2049 (a)	2,750	2,474
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (l)	2,900	426
Series 2017-GS6, Class D, 3.24%, 5/10/2050 (a)	1,750	1,125
Series 2015-GC30, Class D, 3.38%, 5/10/2050	1,250	687
Series 2017-GS6, Class C, 4.32%, 5/10/2050 (l)	4,330	3,107
Series 2019-GC40, Class D, 3.00%, 7/10/2052 (a)	3,800	2,721
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (a)	2,250	1,470
Series 2020-GC45, Class D, 2.85%, 2/13/2053 (a) (l)	2,824	2,246
IRV Trust
Series 2025-200P, Class A, 5.29%, 3/14/2047 (a) (l)	3,400	3,489
Series 2025-200P, Class B, 5.44%, 3/14/2047 (a) (l)	1,400	1,416
Series 2025-200P, Class C, 5.73%, 3/14/2047 (a) (l)	1,700	1,719
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class E, 3.50%, 11/15/2045 (a)	2,000	1,063
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	67

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2014-C26, Class D, 3.57%, 1/15/2048 (a) (l)	1,500	1,313
Series 2014-C26, Class C, 4.07%, 1/15/2048 (l)	1,926	1,816
Series 2015-C33, Class C, 4.68%, 12/15/2048 (l)	8,000	7,612
Series 2016-C1, Class D2, 4.20%, 3/17/2049 (a) (l)	1,464	1,230
Series 2016-C1, Class C, 4.70%, 3/17/2049 (l)	5,000	4,916
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.49%, 3/15/2050 (a) (l)	7,577	6,041
JPMDB Commercial Mortgage Securities Trust Series 2016-C4, Class D, 3.02%, 12/15/2049 (a) (l)	2,514	1,738
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class D, 3.41%, 8/15/2049 (a) (l)	4,500	3,291
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class G, 4.50%, 8/15/2045 (a)	1,500	1,305
Series 2014-C19, Class D, 3.25%, 12/15/2047 (a)	1,919	1,833
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	6,000	5,896
Series 2015-C25, Class C, 4.37%, 10/15/2048 (l)	2,199	2,166
Series 2016-C31, Class C, 4.24%, 11/15/2049 (l)	1,440	1,290
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040 (a) (l)	730	579
Series 2018-L1, Class E, 3.00%, 10/15/2051 (a)	5,486	4,297
Series 2019-L2, Class D, 3.00%, 3/15/2052 (a)	7,075	5,521
Series 2019-L2, Class E, 3.00%, 3/15/2052 (a)	2,575	1,884
MRCD MARK Mortgage Trust
Series 2019-PARK, Class F, 2.72%, 12/15/2036 (a)	10,000	6,104
Series 2019-PARK, Class G, 2.72%, 12/15/2036 (a)	4,000	2,148
Series 2019-PARK, Class J, 4.25%, 12/15/2036 (a)	17,000	7,565
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.55%, 10/25/2049 (a) (l)	3,692	3,747
Series 2020-01, Class M10, 8.05%, 3/25/2050 (a) (l)	8,258	8,398
Series 2024-01, Class M10, 8.03%, 7/25/2054 (a) (l)	5,000	5,194
Series 2025-01, Class M1, 6.58%, 5/25/2055 (a) (l)	3,399	3,397
Series 2025-01, Class M2, 7.28%, 5/25/2055 (a) (l)	2,510	2,548
NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.21%, 4/10/2043 (a) (l)	5,000	3,522
ROCK Trust Series 2024-CNTR, Class E, 8.82%, 11/13/2041 (a)	8,925	9,418
VASA Trust Series 2021-VASA, Class G, 9.15%, 7/15/2039 (a) (l)	1,360	967
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (l)	1,110	1,086
Series 2018-2, Class M2, 4.51%, 10/26/2048 (a) (l)	101	96
Series 2018-2, Class M3, 4.72%, 10/26/2048 (a) (l)	147	137
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class E, 7.90%, 2/15/2040 (a) (l)	1,600	1,598
Series 2015-NXS1, Class E, 2.88%, 5/15/2048 (a) (l)	1,500	1,339
Series 2015-C28, Class D, 4.10%, 5/15/2048 (l)	5,823	5,474
Series 2016-C35, Class D, 3.14%, 7/15/2048 (a)	5,000	4,731
Series 2017-C38, Class D, 3.00%, 7/15/2050 (a)	1,700	1,278
Series 2018-C43, Class D, 3.00%, 3/15/2051 (a)	1,250	1,026
Series 2018-C44, Class D, 3.00%, 5/15/2051 (a)	1,517	1,174
Series 2019-C52, Class XA, IO, 1.56%, 8/15/2052 (l)	3,291	151
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class D, 3.50%, 8/15/2047 (a)	1,700	1,426
Series 2014-C22, Class D, 3.75%, 9/15/2057 (a) (l)	5,505	2,128
Total Commercial Mortgage-Backed Securities (Cost $434,191)		395,499
Collateralized Mortgage Obligations — 3.4%
United States — 3.4%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 6A1, 5.56%, 2/25/2035 (l)	55	55
Series 2005-2, Class 3A1, 6.91%, 6/25/2035 (l)	235	234
Alternative Loan Trust
Series 2004-28CB, Class 4A1, 5.00%, 1/25/2020	5	4
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	1	1
Series 2005-85CB, Class 3A2, 5.25%, 2/25/2021	9	8
Series 2007-9T1, Class 3A1, 5.50%, 5/25/2022 ‡	5	5
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	4	3
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	57	57
Series 2005-J1, Class 3A1, 6.50%, 8/25/2032	8	8
Series 2004-12CB, Class 2A1, 6.00%, 6/25/2034	13	13
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	239	222
Series 2004-28CB, Class 6A1, 6.00%, 1/25/2035	282	265
Series 2004-32CB, Class 2A5, 5.50%, 2/25/2035	965	956
Series 2005-J2, Class 1A5, 4.61%, 4/25/2035 (l)	2,826	2,186
Series 2005-6CB, Class 1A4, 5.50%, 4/25/2035	1,654	1,418
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	199	170
Series 2005-13CB, Class A4, 5.50%, 5/25/2035	667	577
Series 2005-21CB, Class A4, 5.25%, 6/25/2035	361	272
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	1,607	1,271
Series 2005-20CB, Class 1A1, 5.50%, 7/25/2035	75	60
Series 2005-23CB, Class A15, 5.50%, 7/25/2035	823	669
Series 2005-64CB, Class 1A1, 5.50%, 12/25/2035	278	248
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	702	627
Series 2005-J14, Class A3, 5.50%, 12/25/2035	192	114
Series 2005-J14, Class A7, 5.50%, 12/25/2035	1,015	604
Series 2005-J14, Class A8, 5.50%, 12/25/2035	848	505
Series 2005-86CB, Class A4, 5.50%, 2/25/2036	260	146
Series 2006-J1, Class 1A13, 5.50%, 2/25/2036	82	55
Series 2006-4CB, Class 2A5, 5.50%, 4/25/2036	437	329
Series 2006-14CB, Class A1, 6.00%, 6/25/2036	1,069	570
Series 2006-19CB, Class A15, 6.00%, 8/25/2036	383	214
Series 2006-25CB, Class A2, 6.00%, 10/25/2036	187	95
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	2,083	1,009
Series 2007-8CB, Class A9, 6.00%, 5/25/2037	132	69
Series 2007-19, Class 1A8, 6.00%, 8/25/2037	132	61
American Home Mortgage Investment Trust Series 2007-2, Class 12A1, 4.65%, 3/25/2037 (l)	3,945	1,486
Angel Oak Mortgage Trust
Series 2019-5, Class B1, 3.96%, 10/25/2049 (a) (l)	6,250	5,887
Series 2019-6, Class B3, 5.95%, 11/25/2059 (a) (l)	1,285	1,159
Banc of America Alternative Loan Trust
Series 2006-4, Class 2A1, 6.00%, 3/25/2029	2	2
Series 2005-11, Class 4A5, 5.75%, 12/25/2035	247	221
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	69

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2006-4, Class 3CB4, 6.00%, 5/25/2046	308	288
Series 2006-4, Class 4CB1, 6.50%, 5/25/2046	587	555
Series 2006-5, Class CB7, 6.00%, 6/25/2046	183	161
Banc of America Funding Trust
Series 2007-4, Class 8A1, 5.50%, 11/25/2034	50	40
Series 2005-6, Class 1A2, 5.50%, 10/25/2035	968	801
Series 2005-7, Class 4A7, 6.00%, 11/25/2035	21	21
Series 2006-A, Class 1A1, 5.82%, 2/20/2036 (l)	217	208
Series 2006-2, Class 2A20, 5.75%, 3/25/2036	130	115
Series 2007-5, Class 4A1, 4.48%, 7/25/2037 (l)	1,764	1,231
Banc of America Mortgage Trust
Series 2004-A, Class 2A2, 5.74%, 2/25/2034 (l)	150	148
Series 2007-3, Class 1A1, 6.00%, 9/25/2037	87	72
Bear Stearns ALT-A Trust Series 2006-8, Class 3A1, 4.43%, 2/25/2034 (l)	97	92
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC5, Class M1, 5.11%, 10/25/2034 (l)	180	162
BRAVO Residential Funding Trust Series 2023-NQM5, Class B1, 7.30%, 6/25/2063 (a) (l)	1,263	1,266
Chase Mortgage Finance Trust
Series 2006-S3, Class 1A2, 6.00%, 11/25/2036	1,045	440
Series 2006-S4, Class A5, 6.00%, 12/25/2036	812	323
Series 2007-S2, Class 1A8, 6.00%, 3/25/2037	182	96
CHL Mortgage Pass-Through Trust
Series 2005-20, Class A7, 5.25%, 12/25/2027	64	38
Series 2004-25, Class 2A1, 4.79%, 2/25/2035 (l)	1,434	1,349
Series 2005-26, Class 1A11, 5.50%, 11/25/2035	949	560
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2005-31, Class 2A1, 4.48%, 1/25/2036 (l)	426	383
Series 2005-30, Class A5, 5.50%, 1/25/2036	101	60
Series 2006-HYB1, Class 2A2C, 4.54%, 3/20/2036 (l)	1,174	1,100
Series 2006-HYB2, Class 2A1B, 4.56%, 4/20/2036 (l)	351	322
Series 2006-J2, Class 1A1, 6.00%, 4/25/2036	64	31
Series 2006-10, Class 1A16, 6.00%, 5/25/2036	953	373
Series 2006-17, Class A2, 6.00%, 12/25/2036	280	123
Series 2006-18, Class 2A4, 6.00%, 12/25/2036	1,586	814
Series 2007-2, Class A2, 6.00%, 3/25/2037	95	40
Series 2007-3, Class A18, 6.00%, 4/25/2037	771	351
Series 2007-10, Class A4, 5.50%, 7/25/2037	99	40
Series 2007-13, Class A4, 6.00%, 8/25/2037	206	93
Series 2007-16, Class A1, 6.50%, 10/25/2037	1,799	740
Series 2007-18, Class 2A1, 6.50%, 11/25/2037	414	137
Series 2006-OA5, Class 2A1, 4.51%, 4/25/2046 (l)	1,363	1,207
Citi Asset Receivables Trust
Series 2025-6, Class CERT, 0.00%, 9/20/2031 ‡ (a)	192	195
Series 2025-7, Class CERT, 0.00%, 10/20/2031 ‡ (a)	301	312
Series 2025-8, Class CERT, 0.00%, 11/20/2031 ‡ (a)	326	339
Citi Asset Receivables Trust I
Series 2025-3, Class CERT, 0.00%, 6/20/2031 ‡ (a)	671	673
Series 2025-4, Class CERT, 0.00%, 7/20/2031 ‡ (a) (j)	218	220
Series 2025-5, Class CERT, 0.00%, 8/20/2031 ‡ (a) (j)	272	274
CITI Asset Receivables Trust I Series 2025-2, Class CERT, 0.00%, 5/20/2031 ‡ (a) (j)	511	513
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Citicorp Mortgage Securities Trust Series 2007-4, Class 1A9, 6.00%, 5/25/2037	293	258
Citigroup Mortgage Loan Trust
Series 2005-9, Class 2A2, 5.50%, 11/25/2035	57	40
Series 2006-AR3, Class 1A1A, 5.68%, 6/25/2036 (l)	749	708
Series 2006-AR5, Class 1A5A, 4.95%, 7/25/2036 (l)	283	276
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1, 5.75%, 9/25/2035 (l)	115	118
Series 2006-8, Class A3, 4.46%, 10/25/2035 (a) (l)	425	183
COLT Mortgage Loan Trust
Series 2021-3, Class B1, 3.06%, 9/27/2066 (a) (l)	2,500	1,815
Series 2021-5, Class B2, 4.23%, 11/26/2066 (a) (l)	2,247	1,847
Series 2022-1, Class B2, 4.15%, 12/27/2066 (a) (l)	2,581	2,258
Series 2023-2, Class A1, 6.60%, 7/25/2068 (a) (h)	1,684	1,694
Series 2023-4, Class A1, 7.16%, 10/25/2068 (a) (h)	3,092	3,136
Connecticut Avenue Securities Series 2025-R01, Class 1B1, 5.88%, 1/25/2045 (a) (l)	1,600	1,595
Connecticut Avenue Securities Trust
Series 2019-R04, Class 2B1, 9.55%, 6/25/2039 (a) (l)	2,074	2,129
Series 2019-R05, Class 1B1, 8.40%, 7/25/2039 (a) (l)	259	264
Series 2019-R06, Class 2B1, 8.05%, 9/25/2039 (a) (l)	3,631	3,710
Series 2019-R07, Class 1B1, 7.70%, 10/25/2039 (a) (l)	6,822	6,961
Series 2020-R02, Class 2B1, 7.30%, 1/25/2040 (a) (l)	7,158	7,309
Series 2020-R01, Class 1B1, 7.55%, 1/25/2040 (a) (l)	1,000	1,025
Series 2021-R01, Class 1B1, 7.28%, 10/25/2041 (a) (l)	5,200	5,304
Series 2024-R02, Class 1M2, 5.98%, 2/25/2044 (a) (l)	7,000	7,048
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 11A1, 5.50%, 11/25/2020	572	69
Series 2004-AR4, Class 2A1, 5.18%, 5/25/2034 (l)	77	77
Series 2004-AR4, Class 4A1, 6.18%, 5/25/2034 (l)	615	626
Series 2004-AR5, Class 6A1, 6.03%, 6/25/2034 (l)	113	112
Series 2004-4, Class 4A1, 5.50%, 8/25/2034	593	610
Series 2005-4, Class 2A5, 4.66%, 6/25/2035 (l)	1,783	1,161
Series 2005-10, Class 5A3, 5.50%, 11/25/2035	215	154
CSMC Mortgage-Backed Trust
Series 2006-8, Class 5A1, 5.46%, 10/25/2026 (l)	23	22
Series 2007-2, Class 3A13, 5.50%, 3/25/2037	307	142
Deephaven Residential Mortgage Trust
Series 2021-3, Class B2, 4.13%, 8/25/2066 (a) (l)	4,502	3,551
Series 2021-4, Class B1, 4.16%, 11/25/2066 (a) (l)	6,000	4,843
Series 2021-4, Class B2, 4.81%, 11/25/2066 (a) (l)	6,508	5,304
Series 2022-1, Class B1, 4.27%, 1/25/2067 (a) (l)	3,000	2,583
Series 2022-1, Class B2, 4.27%, 1/25/2067 (a) (l)	5,640	4,481
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.41%, 2/25/2020 (l)	11	10
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 4.99%, 8/19/2045 (l)	1,004	907
FHLMC Seasoned Credit Risk Transfer Trust Series 2017-3, Class A, IO, 0.00%, 7/25/2056 (l)	165,455	—
FHLMC STACR REMIC Trust
Series 2021-DNA2, Class B2, 10.18%, 8/25/2033 (a) (l)	1,500	1,849
Series 2021-HQA2, Class B2, 9.63%, 12/25/2033 (a) (l)	1,200	1,420
Series 2021-DNA5, Class B2, 9.68%, 1/25/2034 (a) (l)	4,000	4,787
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	71

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2021-DNA6, Class B2, 11.68%, 10/25/2041 (a) (l)	400	421
Series 2022-HQA2, Class M1A, 6.83%, 7/25/2042 (a) (l)	10,107	10,325
Series 2022-HQA3, Class M1A, 6.48%, 8/25/2042 (a) (l)	12,960	13,216
Series 2023-HQA2, Class M2, 8.03%, 6/25/2043 (a) (l)	2,800	2,950
Series 2024-DNA2, Class M1, 5.38%, 5/25/2044 (a) (l)	3,351	3,361
Series 2020-DNA2, Class B2, 9.10%, 2/25/2050 (a) (l)	5,000	5,559
Series 2021-DNA1, Class B2, 8.93%, 1/25/2051 (a) (l)	3,800	4,213
FHLMC, REMIC Series 5516, Class BZ, 5.50%, 3/25/2055	2,282	2,277
First Horizon Alternative Mortgage Securities Trust Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	4	—
FNMA, REMIC Series 2025-98, Class UZ, 6.00%, 8/25/2054	1,890	1,882
GCAT Trust Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 (a) (l)	3,000	2,639
GMACM Mortgage Loan Trust
Series 2004-AR2, Class 3A, 4.75%, 8/19/2034 (l)	146	134
Series 2005-AR1, Class 3A, 4.06%, 3/18/2035 (l)	32	29
GNMA Series 2025-139, Class UZ, 5.00%, 3/20/2065	2,985	2,747
GS Mortgage-Backed Securities Trust
Series 2025-PJ7, Class A1, 6.00%, 12/25/2055 (a) (l)	2,977	3,018
Series 2025-PJ9, Class A1, 6.00%, 3/25/2056 (a) (l)	6,000	6,076
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (l)	1,195	129
GSR Mortgage Loan Trust
Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	135	89
Series 2005-1F, Class 2A3, 6.00%, 2/25/2035	121	85
Series 2005-AR3, Class 6A1, 4.25%, 5/25/2035 (l)	46	34
Series 2005-AR4, Class 3A5, 5.17%, 7/25/2035 (l)	808	481
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2005-6F, Class 3A18, 5.50%, 7/25/2035	421	407
Series 2005-AR7, Class 6A1, 4.14%, 11/25/2035 (l)	302	263
Series 2006-1F, Class 2A16, 6.00%, 2/25/2036	469	193
Series 2006-1F, Class 2A9, 6.00%, 2/25/2036	759	312
Series 2006-9F, Class 3A1, 6.25%, 10/25/2036	322	300
Series 2007-1F, Class 3A13, 6.00%, 1/25/2037	192	116
HarborView Mortgage Loan Trust Series 2005-11, Class 2A1A, 4.77%, 8/19/2045 (l)	83	80
Impac CMB Trust
Series 2004-10, Class 2A, 4.75%, 3/25/2035 (l)	284	266
Series 2005-1, Class 1A1, 4.63%, 4/25/2035 (l)	127	124
Series 2005-1, Class 1A2, 4.73%, 4/25/2035 (l)	155	150
Series 2005-2, Class 1A2, 4.73%, 4/25/2035 (l)	156	154
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A4, 3.75%, 8/25/2033	134	90
Impac Secured Assets Trust
Series 2007-3, Class A1B, 4.59%, 9/25/2037 (l)	1,187	1,047
Series 2007-3, Class A1C, 4.83%, 9/25/2037 (l)	1,990	1,763
IndyMac INDX Mortgage Loan Trust
Series 2005-AR3, Class 3A1, 3.94%, 4/25/2035 (l)	124	116
Series 2005-AR14, Class 2A1A, 4.71%, 7/25/2035 (l)	572	462
Series 2007-AR21, Class 6A1, 3.77%, 9/25/2037 (l)	3,732	2,308
JPMorgan Mortgage Trust
Series 2006-S3, Class 2A4, 5.50%, 8/25/2021	7	6
Series 2004-A6, Class 1A1, 4.06%, 12/25/2034 (l)	18	16
Series 2005-A3, Class 6A6, 5.56%, 6/25/2035 (l)	79	79
Series 2005-A6, Class 1A2, 5.67%, 9/25/2035 (l)	79	75
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2005-A8, Class 1A1, 4.84%, 11/25/2035 (l)	56	44
Series 2005-A8, Class 4A1, 4.93%, 11/25/2035 (l)	929	760
Series 2006-A7, Class 2A4, 4.47%, 1/25/2037 (l)	266	213
Series 2007-S1, Class 2A17, 4.44%, 3/25/2037 (l)	3,558	944
Legacy Mortgage Asset Trust
Series 2021-GS3, Class A2, 7.25%, 7/25/2061 (a) (h)	3,071	3,068
Series 2021-GS1, Class A2, 7.84%, 10/25/2066 (a) (h)	2,271	2,271
Lehman Mortgage Trust
Series 2005-2, Class 2A5, 5.50%, 12/25/2035	568	312
Series 2007-7, Class 5A7, 6.50%, 8/25/2037	6,578	2,878
LHOME Mortgage Trust
Series 2023-RTL3, Class A1, 8.00%, 8/25/2028 (a) (h)	2,236	2,240
Series 2024-RTL1, Class A1, 7.02%, 1/25/2029 (a) (h)	4,025	4,045
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (a) (h)	3,325	3,346
Series 2024-RTL3, Class A1, 6.90%, 5/25/2029 (a) (h)	5,000	5,043
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (a) (h)	480	480
MASTR Alternative Loan Trust
Series 2004-12, Class 3A1, 6.00%, 12/25/2034	289	291
Series 2005-3, Class 1A1, 5.50%, 4/25/2035	65	60
Series 2005-5, Class 3A1, 5.75%, 8/25/2035	193	85
Series 2005-6, Class 1A2, 5.50%, 12/25/2035	336	216
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A2, 5.04%, 4/25/2035 (l)	83	75
Series 2006-1, Class 2A1, 5.60%, 2/25/2036 (l)	391	384
Series 2006-AF2, Class AF2, 6.25%, 10/25/2036	146	52
Metlife Securitization Trust Series 2017-1A, Class A, 3.00%, 4/25/2055 (a) (l)	1,389	1,339
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Morgan Stanley Mortgage Loan Trust
Series 2006-2, Class 1A, 5.25%, 2/25/2021	192	176
Series 2004-9, Class 1A, 5.27%, 11/25/2034 (l)	260	259
Series 2005-4, Class 1A, 5.00%, 8/25/2035	19	19
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (h)	3,750	3,773
Series 2019-NQM4, Class B1, 3.74%, 9/25/2059 (a) (l)	2,500	2,199
Series 2019-NQM4, Class B2, 5.13%, 9/25/2059 (a) (l)	4,000	3,760
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-WF1, Class 2A5, 5.66%, 3/25/2035 (h)	1	1
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (h)	799	806
OBX Trust
Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (a) (h)	259	260
Series 2024-NQM4, Class A3, 6.32%, 1/25/2064 (a) (h)	3,228	3,251
PMT Loan Trust
Series 2025-J1, Class A1, 6.00%, 4/25/2055 (a) (l)	1,339	1,357
Series 2025-INV5, Class A2, 6.00%, 5/25/2056 (a) (l)	817	829
Series 2025-INV6, Class A2, 6.00%, 6/25/2056 (a) (l)	190	193
Series 2025-INV10, Class A2, 5.50%, 10/1/2056 (a) (l)	4,500	4,530
Provident Funding Mortgage Trust Series 2025-3, Class A1, 6.00%, 8/25/2055 (a) (l)	6,228	6,289
PRPM LLC Series 2024-8, Class A2, 8.84%, 12/25/2029 (a) (h)	1,501	1,502
RALI Trust
Series 2005-QA5, Class A2, 4.62%, 4/25/2035 (l)	476	434
Series 2005-QS17, Class A3, 6.00%, 12/25/2035	379	330
Series 2006-QS3, Class 1A10, 6.00%, 3/25/2036	648	588
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	73

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2006-QS4, Class A2, 6.00%, 4/25/2036	802	658
Series 2006-QS17, Class A5, 6.00%, 12/25/2036	1,228	1,034
Residential Asset Securitization Trust
Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	1,253	696
Series 2005-A14, Class A1, 5.50%, 12/25/2035	122	53
Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	2,568	1,076
RFMSI Trust
Series 2005-S7, Class A6, 5.50%, 11/25/2035	39	31
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	915	748
Series 2006-SA4, Class 2A1, 5.44%, 11/25/2036 (l)	589	496
Sequoia Mortgage Trust Series 2007-3, Class 1A1, 4.55%, 7/20/2036 (l)	184	160
Starwood Mortgage Residential Trust
Series 2020-1, Class B1, 3.73%, 2/25/2050 (a) (l)	5,410	4,745
Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (a)	1,600	1,376
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 1A1, 4.30%, 2/25/2035 (l)	155	148
Structured Asset Mortgage Investments II Trust
Series 2005-AR3, Class 1A1, 4.65%, 8/25/2035 (l)	1,420	1,374
Series 2007-AR7, Class 1A1, 4.96%, 5/25/2047 (l)	2,506	2,077
Verus Securitization Trust
Series 2021-R1, Class B1, 3.20%, 10/25/2063 (a) (l)	2,000	1,841
Series 2021-R1, Class B2, 4.20%, 10/25/2063 (a) (l)	1,322	1,184
Series 2021-R3, Class B1, 3.07%, 4/25/2064 (a) (l)	2,500	2,147
Series 2021-R3, Class B2, 4.07%, 4/25/2064 (a) (l)	1,776	1,428
Series 2021-5, Class B1, 3.04%, 9/25/2066 (a) (l)	3,826	2,838
Series 2021-5, Class B2, 3.94%, 9/25/2066 (a) (l)	3,750	2,944
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2023-INV1, Class A3, 6.76%, 2/25/2068 (a) (h)	1,790	1,789
Series 2023-4, Class A1, 5.81%, 5/25/2068 (a) (h)	246	246
Series 2023-6, Class B1, 7.78%, 9/25/2068 (a) (l)	3,500	3,531
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR11, Class A, 5.98%, 10/25/2034 (l)	301	294
Series 2005-AR5, Class A6, 5.36%, 5/25/2035 (l)	703	696
Series 2005-AR16, Class 1A1, 4.55%, 12/25/2035 (l)	252	231
Series 2005-AR14, Class 1A3, 4.88%, 12/25/2035 (l)	627	593
Series 2005-AR14, Class 1A4, 4.88%, 12/25/2035 (l)	419	396
Series 2005-AR18, Class 1A3A, 4.92%, 1/25/2036 (l)	25	24
Series 2006-AR2, Class 1A1, 4.57%, 3/25/2036 (l)	125	114
Series 2004-AR10, Class A1B, 4.95%, 7/25/2044 (l)	298	291
Series 2005-AR15, Class A1A1, 4.63%, 11/25/2045 (l)	19	18
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A3, 5.50%, 3/25/2035	334	325
Series 2005-4, Class CB7, 5.50%, 6/25/2035	230	213
Series 2005-10, Class 2A5, 5.75%, 11/25/2035	1,318	1,252
Series 2005-10, Class 4CB1, 5.75%, 12/25/2035	372	348
Series 2006-5, Class 2CB5, 6.50%, 7/25/2036	126	94
Series 2007-1, Class 1A7, 4.71%, 2/25/2037 (l)	2,182	1,669
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR19, Class A3, 6.48%, 12/25/2036 (l)	63	61
Series 2007-15, Class A1, 6.00%, 11/25/2037	52	51
Total Collateralized Mortgage Obligations (Cost $313,771)		284,531
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 3.4%
Angola — 0.1%
Republic of Angola
8.25%, 5/9/2028 (b)	1,400	1,379
8.00%, 11/26/2029 (a)	1,550	1,484
8.00%, 11/26/2029 (b)	380	364
9.24%, 1/15/2031 (a)	1,900	1,852
8.75%, 4/14/2032 (b)	1,670	1,566
9.88%, 10/15/2035 (a)	1,600	1,548
9.13%, 11/26/2049 (b)	2,090	1,756
		9,949
Argentina — 0.4%
Argentine Republic
1.00%, 7/9/2029	3,028	2,580
0.75%, 7/9/2030 (h)	4,552	3,726
4.12%, 7/9/2035 (h)	13,576	9,517
5.00%, 1/9/2038 (h)	8,291	6,086
3.50%, 7/9/2041 (h)	5,045	3,284
4.12%, 7/9/2046 (c) (h)	5,556	3,808
		29,001
Bahamas — 0.0% ^
Commonwealth of the Bahamas 8.25%, 6/24/2036 (a)	937	1,014
Bahrain — 0.1%
Kingdom of Bahrain
7.00%, 10/12/2028 (b)	800	838
6.75%, 9/20/2029 (b)	200	209
5.45%, 9/16/2032 (a)	481	470
6.63%, 10/6/2037 (a)	2,250	2,279
6.00%, 9/19/2044 (b)	1,500	1,390
7.50%, 9/20/2047 (b)	1,590	1,707
		6,893
Barbados — 0.0% ^
Barbados Government Bond 8.00%, 6/26/2035 (a)	1,931	2,018
Benin — 0.0% ^
Benin Government Bond
7.96%, 2/13/2038 (a)	1,010	1,050
7.96%, 2/13/2038 (b)	1,000	1,040
8.38%, 1/23/2041 (a)	747	796
		2,886
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Bolivia, Plurinational State of — 0.0% ^
Plurinational State of Bolivia 4.50%, 3/20/2028 (b)	200	163
Brazil — 0.1%
Federative Republic of Brazil
8.25%, 1/20/2034	785	920
5.00%, 1/27/2045	1,230	1,006
4.75%, 1/14/2050	620	465
7.13%, 5/13/2054	1,155	1,171
		3,562
Cameroon — 0.0% ^
Republic of Cameroon 9.50%, 7/31/2031 (b)	2,300	2,182
Colombia — 0.1%
Republic of Colombia
3.13%, 4/15/2031	800	703
8.00%, 4/20/2033	950	1,044
7.38%, 9/18/2037	1,000	1,040
6.13%, 1/18/2041	950	864
5.00%, 6/15/2045	1,990	1,520
5.20%, 5/15/2049	420	320
8.75%, 11/14/2053	2,502	2,877
8.38%, 11/7/2054	2,250	2,486
		10,854
Costa Rica — 0.0% ^
Republic of Costa Rica
6.55%, 4/3/2034 (a)	1,090	1,173
7.30%, 11/13/2054 (a)	819	915
		2,088
Dominican Republic — 0.2%
Dominican Republic Government Bond
4.50%, 1/30/2030 (a)	790	773
7.05%, 2/3/2031 (a)	1,330	1,431
4.88%, 9/23/2032 (a)	1,090	1,044
4.88%, 9/23/2032 (b)	800	766
5.88%, 10/28/2035 (a)	3,980	3,980
7.45%, 4/30/2044 (b)	1,580	1,762
6.85%, 1/27/2045 (b)	500	524
6.50%, 2/15/2048 (b)	1,950	1,977
6.40%, 6/5/2049 (b)	1,050	1,049
7.15%, 2/24/2055 (b)	2,000	2,170
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	75

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Dominican Republic—continued
5.88%, 1/30/2060 (a)	880	800
5.88%, 1/30/2060 (b)	620	563
		16,839
Ecuador — 0.2%
Republic of Ecuador
6.90%, 7/31/2030 (b) (h)	6,885	6,264
6.90%, 7/31/2035 (b) (h)	2,890	2,210
5.00%, 7/31/2040 (b) (h)	9,330	6,343
		14,817
Egypt — 0.3%
Arab Republic of Egypt
8.63%, 2/4/2030 (a)	657	704
5.88%, 2/16/2031 (a)	482	464
5.88%, 2/16/2031 (b)	5,950	5,724
7.05%, 1/15/2032 (a)	880	877
7.05%, 1/15/2032 (b)	4,450	4,437
7.63%, 5/29/2032 (b)	1,300	1,321
9.45%, 2/4/2033 (a)	1,175	1,282
7.30%, 9/30/2033 (b)	900	878
8.70%, 3/1/2049 (b)	5,470	5,099
8.70%, 3/1/2049 (a)	1,520	1,416
8.88%, 5/29/2050 (b)	3,050	2,879
		25,081
El Salvador — 0.1%
Republic of El Salvador
8.63%, 2/28/2029 (b)	1,119	1,192
9.25%, 4/17/2030 (a)	1,395	1,512
9.25%, 4/17/2030 (b)	620	672
9.50%, 7/15/2052 (b)	1,250	1,381
9.65%, 11/21/2054 (a) (c)	1,628	1,831
		6,588
Ethiopia — 0.0% ^
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (b) (j)	1,350	1,337
Gabon — 0.0% ^
Gabonese Republic 6.63%, 2/6/2031 (b)	2,035	1,589
Ghana — 0.1%
Republic of Ghana
Zero Coupon, 7/3/2026 (a)	90	88
5.00%, 7/3/2029 (a) (h)	1,833	1,787
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ghana—continued
Zero Coupon, 1/3/2030 (a)	971	838
5.00%, 7/3/2035 (a) (c) (h)	1,450	1,242
5.00%, 7/3/2035 (a) (h)	1,960	1,678
5.00%, 7/3/2035 (b) (h)	3,600	3,082
		8,715
Guatemala — 0.0% ^
Republic of Guatemala 6.88%, 8/15/2055 (a)	225	242
Honduras — 0.1%
Republic of Honduras
6.25%, 1/19/2027 (b)	1,050	1,053
8.63%, 11/27/2034 (a)	1,190	1,279
8.63%, 11/27/2034 (b)	1,600	1,720
		4,052
Iraq — 0.0% ^
Republic of Iraq 5.80%, 1/15/2028 (b)	1,555	1,550
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
7.63%, 1/30/2033 (b)	820	862
6.13%, 6/15/2033 (b)	5,240	5,079
8.08%, 4/1/2036 (a)	1,383	1,452
8.25%, 1/30/2037 (a)	532	565
		7,958
Jordan — 0.1%
Hashemite Kingdom of Jordan
6.13%, 1/29/2026 (b)	1,900	1,901
7.75%, 1/15/2028 (b)	900	944
7.50%, 1/13/2029 (b)	800	845
5.85%, 7/7/2030 (b)	400	403
5.85%, 7/7/2030 (a)	1,810	1,826
7.38%, 10/10/2047 (b)	2,770	2,791
		8,710
Kenya — 0.1%
Republic of Kenya
9.75%, 2/16/2031 (a)	1,646	1,766
9.75%, 2/16/2031 (b)	1,220	1,309
7.88%, 10/9/2033 (a)	1,890	1,847
9.50%, 3/5/2036 (a)	2,316	2,374
8.80%, 10/9/2038 (a)	3,328	3,245
		10,541
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Kyrgyzstan — 0.0% ^
Kyrgyz Republic International Bond 7.75%, 6/3/2030 (a)	1,960	1,970
Lebanon — 0.1%
Lebanese Republic
6.65%, 4/22/2024 (b) (j)	4,485	1,020
6.60%, 11/27/2026 (b) (j)	9,774	2,224
6.85%, 3/23/2027 (b) (j)	6,644	1,511
6.65%, 11/3/2028 (b) (j)	7,135	1,623
6.65%, 2/26/2030 (b) (j)	5,340	1,215
		7,593
Mongolia — 0.0% ^
State of Mongolia
8.65%, 1/19/2028 (a)	340	361
4.45%, 7/7/2031 (b)	800	732
		1,093
Montenegro — 0.0% ^
Republic of Montenegro 7.25%, 3/12/2031 (b)	700	751
Mozambique — 0.0% ^
Republic of Mozambique 9.00%, 9/15/2031 (b) (h)	700	605
Nigeria — 0.2%
Federal Republic of Nigeria
6.50%, 11/28/2027 (a)	1,220	1,225
6.50%, 11/28/2027 (b)	2,720	2,731
8.38%, 3/24/2029 (b)	1,300	1,349
8.75%, 1/21/2031 (b)	780	817
9.63%, 6/9/2031 (b)	400	435
7.88%, 2/16/2032 (b)	1,510	1,512
7.38%, 9/28/2033 (b)	1,620	1,563
10.38%, 12/9/2034 (b)	1,300	1,460
7.63%, 11/28/2047 (b)	1,200	1,065
7.63%, 11/28/2047 (a) (c)	1,290	1,145
		13,302
Pakistan — 0.1%
Islamic Republic of Pakistan
6.00%, 4/8/2026 (b)	3,200	3,184
6.88%, 12/5/2027 (b)	1,500	1,497
7.38%, 4/8/2031 (a)	554	546
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pakistan—continued
7.38%, 4/8/2031 (b)	1,350	1,330
8.88%, 4/8/2051 (b)	2,567	2,445
		9,002
Paraguay — 0.1%
Republic of Paraguay
6.00%, 2/9/2036 (a)	410	437
6.10%, 8/11/2044 (b)	1,730	1,789
5.60%, 3/13/2048 (b)	350	334
5.40%, 3/30/2050 (a)	950	882
5.40%, 3/30/2050 (b)	2,100	1,951
6.65%, 3/4/2055 (a)	1,016	1,099
		6,492
Rwanda — 0.0% ^
Republic of Rwanda 5.50%, 8/9/2031 (b)	1,000	904
Senegal — 0.1%
Republic of Senegal
7.75%, 6/10/2031 (b)	4,750	3,743
6.25%, 5/23/2033 (b)	4,000	2,840
6.75%, 3/13/2048 (b)	1,200	757
		7,340
South Africa — 0.1%
Republic of South Africa
7.10%, 11/19/2036 (a)	625	672
7.10%, 11/19/2036 (b)	1,600	1,719
5.00%, 10/12/2046	700	547
6.30%, 6/22/2048	2,700	2,449
5.75%, 9/30/2049	2,170	1,830
7.30%, 4/20/2052	600	603
7.95%, 11/19/2054 (a)	2,514	2,680
		10,500
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka
4.00%, 4/15/2028 (a)	1,237	1,186
3.35%, 3/15/2033 (a) (h)	1,366	1,190
3.60%, 6/15/2035 (a) (h)	1,800	1,391
3.60%, 6/15/2035 (b) (h)	2,100	1,623
3.60%, 2/15/2038 (a) (h)	1,260	1,162
		6,552
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	77

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Suriname — 0.1%
Suriname Government International Bond
7.70%, 11/6/2030 (a)	1,975	1,987
8.50%, 11/6/2035 (a)	2,625	2,704
		4,691
Turkey — 0.2%
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	3,146	3,444
Republic of Turkiye (The)
9.88%, 1/15/2028	3,376	3,716
9.38%, 3/14/2029	1,500	1,681
9.13%, 7/13/2030	900	1,021
9.38%, 1/19/2033	1,618	1,884
7.63%, 5/15/2034	1,300	1,388
6.00%, 1/14/2041	1,040	923
4.88%, 4/16/2043	1,120	852
5.75%, 5/11/2047	620	503
Turkiye Ihracat Kredi Bankasi A/S 9.00%, 1/28/2027 (a)	312	328
		15,740
Ukraine — 0.2%
Ukraine Government Bond
4.50%, 2/1/2029 (b) (h)	1,945	1,334
0.00%, 2/1/2034 (a) (h)	2,700	1,125
4.50%, 2/1/2034 (b) (h)	4,530	2,541
0.00%, 2/1/2035 (b) (h)	5,570	2,832
4.50%, 2/1/2035 (a) (h)	2,450	1,360
0.00%, 2/1/2036 (b) (h)	5,030	2,553
4.50%, 2/1/2036 (b) (h)	3,385	1,857
		13,602
Venezuela, Bolivarian Republic of — 0.0% ^
Bolivarian Republic of Venezuela 7.65%, 4/21/2025 (b) (j)	5,360	1,380
Zambia — 0.0% ^
Republic of Zambia
5.75%, 6/30/2033 (a) (c) (h)	1,141	1,096
0.50%, 12/31/2053 (b)	1,900	1,321
0.50%, 12/31/2053 (a)	1,084	754
		3,171
Total Foreign Government Securities (Cost $270,641)		283,317
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 2.8% (p)
Canada — 0.0% ^
1011778 BC ULC, 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 1.75%), 5.71%, 9/20/2030 (d)	394	393
Four Seasons Hotels Ltd., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.71%, 9/22/2032 (d)	443	443
Garda World Security Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.05%, 2/1/2029 (d)	911	910
Knowlton Development Corp., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.46%, 8/15/2028 (d)	557	560
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.24%, 8/16/2030 (d)	611	610
St. George's University Scholastic Services LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.71%, 2/12/2029 (d)	487	477
		3,393
France — 0.0% ^
Altice France SA, 1st Lien Term Loan B-14 (3-MONTH CME TERM SOFR + 6.88%), 10.86%, 5/30/2031 (d)	155	154
Germany — 0.0% ^
TK Elevator Midco GmbH, 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 3.00%), 7.20%, 4/30/2030 (d)	523	526
Luxembourg — 0.1%
Altice Financing SA, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 8.90%, 10/29/2027 (d)	372	292
INEOS US Finance LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.21%, 2/18/2030 (d)	4,951	4,243
		4,535
United Kingdom — 0.0% ^
Connect Finco SARL, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 8.46%, 9/13/2029 (d)	299	297
Crown Finance US, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 8.63%, 12/2/2031 (d)	2,819	2,812
		3,109
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — 2.7%
1261229 BC Ltd., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.25%), 10.21%, 10/8/2030 (d) (q)	6,870	6,816
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.13%, 4/20/2028 (d)	2,522	2,524
Acuren Delaware Holdco, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.71%, 7/30/2031 (d)	473	473
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.21%, 1/31/2031 (d)	2,595	2,596
Advanced Drainage Systems, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.48%, 7/31/2026 (d)	292	292
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.75%), 6.75%, 2/3/2031 (d)	711	713
AHP Health Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.21%, 9/20/2032 (d)	371	372
Alliant Holdings Intermediate LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.67%, 9/19/2031 (d)	641	641
Allied Universal Holdco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.31%, 8/20/2032 (d)	1,004	1,008
Altafiber Virginia LLC, 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 2.25%), 6.21%, 11/23/2028 (d)	338	338
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 6.78%, 2/1/2029 (d) (q)	2,947	2,899
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 9.28%, 2/1/2030 (d)	219	208
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3%; 6-MONTH CME TERM SOFR + 3%), 7.05%, 12/13/2029 (d)	731	729
APi Group DE, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.71%, 1/3/2029 (d)	641	641
Arches Buyer, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.31%, 12/6/2027 (d)	227	227
Asplundh Tree Expert LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.81%, 9/6/2027 (d)	633	633
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Asurion LLC, 1st Lien Term Loan B-10 (1-MONTH CME TERM SOFR + 4.00%), 8.06%, 8/21/2028 (d)	329	329
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 8.33%, 8/21/2028 (d)	550	551
Asurion LLC, 1st Lien Term Loan B-13 (1-MONTH CME TERM SOFR + 4.25%), 8.21%, 9/19/2030 (d)	2,024	2,015
Asurion LLC, 1st Lien Term Loan B-9 (1-MONTH CME TERM SOFR + 3.25%), 7.33%, 7/30/2027 (d)	336	336
Asurion LLC, 2nd Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 5.25%), 9.33%, 1/31/2028 (d)	325	318
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.71%, 2/15/2029 (d)	788	784
Axalta Coating Systems US Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 1.75%), 5.75%, 12/20/2029 (d)	441	441
AZZ, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.71%, 5/14/2029 (d)	176	176
Bausch + Lomb Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 8.21%, 1/15/2031 (d)	354	356
BCP VI Summit Holdings LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.16%, 1/30/2032 (d)	613	615
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.96%, 11/25/2031 (d)	3,986	3,996
Belron Finance 2019 LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.74%, 10/16/2031 (d)	2,084	2,092
BIFM CA Buyer, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.21%, 5/31/2028 (d)	252	252
Blackfin Pipeline LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.25%), 7.00%, 10/1/2032 (d) (q)	550	549
Bleriot US Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.50%, 10/31/2030 (d)	315	316
Boost Newco Borrower LLC, 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 2.00%), 6.00%, 1/31/2031 (d)	387	388
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	79

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Boxer Parent Co., Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.20%, 7/30/2031 (d)	721	716
Buckeye Partners LP, 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 1.75%), 5.85%, 11/22/2032 (d)	485	485
Caesars Entertainment, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.21%, 2/6/2030 (d)	564	559
Caesars Entertainment, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.25%), 6.21%, 2/6/2031 (d)	247	244
Calpine Construction Finance Co. LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.16%, 7/19/2030 (d)	562	563
Camelot US Acquisition LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.71%, 1/31/2031 (d)	273	267
Central Parent LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.25%, 7/6/2029 (d)	728	598
Chariot Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.16%, 9/8/2032 (d)	535	536
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 5.99%, 12/9/2030 (d)	1,326	1,323
Charter Communications Operating LLC, 1st Lien Term Loan B-5 (3-MONTH CME TERM SOFR + 2.25%), 6.24%, 12/15/2031 (d)	596	595
Claire's Boutiques, Inc., 1st Lien Term Loan (PRIME + 7.25%), 7.25%, 5/15/2026 ‡ (d)	550	187
Claire's Stores, Inc., 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 6.50% (PIK) + 4.23% (Cash)), 10.73%, 12/18/2026 ‡ (d)	1,870	—
Clarios Global LP, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 2.50%), 6.46%, 5/6/2030 (d)	426	425
(1-MONTH CME TERM SOFR + 2.75%), 6.71%, 1/28/2032 (d)	225	226
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 8.08%, 8/23/2028 (d) (q)	1,483	1,484
Cloud Software Group, Inc., 1st Lien Term Loan B-2 (12-MONTH CME TERM SOFR + 3.25%), 7.48%, 3/21/2031 (d)	259	259
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Clydesdale Acquisition Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.41%, 4/1/2032 (d)	516	515
Coherent Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 5.71%, 7/2/2029 (d)	322	322
Colossus Acquireco LLC, 1st Lien Term Loan B (1-Day CME TERM SOFR + 1.75%), 5.87%, 7/30/2032 (d)	494	492
CommScope, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.75%), 8.71%, 12/18/2029 (d) (q)	2,445	2,464
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.83%, 5/17/2028 (d)	1,947	1,142
Conservice Midco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.71%, 5/13/2030 (d)	925	925
Constellation Renewables LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 6.20%, 12/15/2027 (d)	386	386
CPI Holdco B LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.96%, 5/19/2031 (d)	481	480
CPPIB OVM Member US LLC, 1st Lien Term Loan B-1 (3-MONTH CME TERM SOFR + 2.50%), 6.50%, 8/20/2031 (d)	721	723
Creative Artists Agency LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.46%, 10/1/2031 (d)	642	642
Crosby US Acquisition Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.66%, 8/16/2029 (d)	251	252
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 8.53%, 1/18/2028 (d)	945	935
DaVita, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 1.75%), 5.71%, 5/9/2031 (d)	610	611
Dawn Bidco LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.50%), 3.50%, 10/7/2032 (d) (q)	3,972	3,958
DCert Buyer, Inc., 2nd Lien Term Loan (1-MONTH CME TERM SOFR + 7.00%), 10.96%, 2/16/2029 (d)	145	130
DexKo Global, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.83%, 10/4/2028 (d)	3,934	3,868
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
DIRECTV Financing LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 9.10%, 8/2/2027 (d)	198	198
Ecovyst Catalyst Technologies LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 5.84%, 6/12/2031 (d)	619	616
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.98%, 8/2/2027 (d)	283	282
EMRLD Borrower LP, 1st Lien Term Loan B
(3-MONTH CME TERM SOFR + 2.25%), 6.45%, 5/31/2030 (d)	812	809
(6-MONTH CME TERM SOFR + 2.25%), 6.12%, 8/4/2031 (d)	3,032	3,019
Endo Finance Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 7.96%, 4/23/2031 (d)	595	591
Ensemble RCM LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.84%, 8/1/2029 (d)	239	240
Entegris, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%; 3-MONTH CME TERM SOFR + 1.75%), 5.71%, 7/6/2029 (d)	276	278
Enviri Corp., Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.33%, 6/9/2028 (d)	691	690
EPIC Crude Services LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.34%, 10/15/2031 (d)	2,400	2,410
EW Scripps Co. (The), 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 5.75%), 9.90%, 6/30/2028 (d)	740	748
EW Scripps Co. (The), 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 3.35%), 7.50%, 11/30/2029 (d)	245	237
FGI Operating Co. LLC, 1st Lien Term Loan 0.00%, 12/31/2025 ‡ (j) (l)	126	1
First Advantage Holdings LLC, 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.75%), 6.71%, 10/31/2031 (d)	3,544	3,442
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.71%, 8/15/2030 (d)	6,194	6,198
First Student Bidco, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 2.50%), 6.71%, 8/15/2030 (d)	607	608
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Gates Global LLC, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 5.71%, 11/16/2029 (d)	488	488
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 5.75%, 4/10/2031 (d)	697	695
Genesys Cloud Services, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.66%, 1/30/2032 (d)	3,510	3,466
Global Medical Response, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 7.38%, 10/1/2032 (d)	400	402
Go Daddy Operating Co. LLC, 1st Lien Term Loan B-8 (1-MONTH CME TERM SOFR + 1.75%), 5.71%, 11/9/2029 (d)	491	490
Goat Holdco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.71%, 1/27/2032 (d)	388	388
Graham Packaging Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.46%, 8/4/2027 (d)	327	328
Grant Thornton Advisors LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.46%, 6/2/2031 (d)	610	607
Gray Media, Inc., 1st Lien Term Loan D (1-MONTH CME TERM SOFR + 3.00%), 7.25%, 12/1/2028 (d)	111	111
Griffon Corp., 1st Lien Term Loan B-1 (3-MONTH CME TERM SOFR + 2.00%), 6.00%, 1/24/2029 (d)	430	432
Guardian US Holdco LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 7.50%, 1/31/2030 (d)	442	442
Hertz Corp. (The), 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.58%, 6/30/2028 (d) (q)	2,685	2,222
Hertz Corp. (The), 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.50%), 7.58%, 6/30/2028 (d) (q)	529	437
HUB International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.12%, 6/20/2030 (d)	723	725
ICON Luxembourg SARL, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 6.00%, 7/3/2028 (d)	94	94
Icon Parent I, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.75%, 11/13/2031 (d)	3,277	3,274
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	81

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Icon Parent I, Inc., 2nd Lien Term Loan B (6-MONTH CME TERM SOFR + 5.00%), 9.21%, 11/12/2032 (d)	90	90
iHeartCommunications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.78%), 9.85%, 5/1/2029 (d) (q)	5,099	4,544
Indy US Holdco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.66%, 10/31/2030 (d)	373	372
Insulet Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.96%, 8/4/2031 (d)	682	686
Iridium Satellite LLC, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 2.25%), 6.21%, 9/20/2030 (d)	569	532
Jazz Financing Lux SARL, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.21%, 5/5/2028 (d)	358	358
Jetblue Airways Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 8.75%, 8/13/2029 (d)	530	502
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.96%, 1/17/2031 (d)	465	468
LABL, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 8.94%, 10/30/2028 (d)	3,888	2,919
Leslie's Poolmart, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.83%, 3/9/2028 (d)	554	206
Level 3 Financing, Inc., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 3.25%), 7.21%, 3/29/2032 (d) (q)	300	300
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.66%, 12/2/2031 (d)	5,208	5,236
Lumen Technologies, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.35%), 6.63%, 4/16/2029 (d) (q)	5,815	5,777
Lumen Technologies, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.35%), 6.63%, 4/15/2030 (d)	116	115
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.70%, 6/21/2028 (d)	3,559	3,564
Madison Safety & Flow LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.75%), 6.91%, 9/26/2031 (d)	467	469
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Mauser Packaging Solutions Holding Co., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 3.00%), 7.13%, 4/15/2027 (d)	584	584
MED ParentCo LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.21%, 4/15/2031 (d)	338	340
Medline Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.96%, 10/23/2028 (d)	2,738	2,741
MH Sub I LLC, 1st Lien Term Loan B
(3-MONTH CME TERM SOFR + 4.25%), 8.25%, 5/3/2028 (d)	212	193
(1-MONTH CME TERM SOFR + 4.25%), 8.21%, 12/31/2031 (d)	148	118
Mirion Technologies, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.25%, 6/4/2032 (d)	272	273
Mister Car Wash Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.46%, 3/27/2031 (d)	322	322
MIWD Holdco II LLC, 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.75%), 6.71%, 3/28/2031 (d)	2,860	2,861
Modena Buyer LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 8.09%, 7/1/2031 (d)	312	304
Moran Foods LLC, 1st Lien PIK Term Loan
(9.35% (PIK) + 2.00% (Cash)), 11.35%, 6/30/2026 ‡ (d) (i)	2,198	487
(9.35% (PIK) + 2.00% (Cash)), 11.35%, 6/30/2026 ‡ (d) (i)	5,451	3,721
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (11.50% (PIK) + 4.33% (Cash)), 15.83%, 6/30/2026 ‡ (d) (i)	3,009	3,009
Moran Foods LLC, 1st Lien Term Loan A (2.50% (PIK) + 4.23% (Cash)), 6.73%, 1/2/2029 ‡ (d) (i)	853	853
Moran Foods LLC, 1st Lien Term Loan B (8.50% (PIK) + 1.00% (Cash)), 9.50%, 1/2/2029 ‡ (d) (i)	768	768
NCR Atleos LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.00%), 7.03%, 4/16/2029 (d)	158	158
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.75%), 6.71%, 11/17/2031 (d)	4,996	4,997
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
NGL Energy Operating LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.46%, 2/3/2031 (d)	627	628
Novelis, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 5.75%, 3/11/2032 (d)	264	264
NRG Energy, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 6.06%, 4/16/2031 (d)	579	580
Option Care Health, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 1.75%), 5.71%, 9/16/2032 (d)	589	590
Orion Advisor Solutions, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.11%, 9/24/2030 (d)	531	532
Osmose Utilities Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.33%, 6/23/2028 (d)	716	686
Petco Health & Wellness Co., Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.51%, 3/3/2028 (d)	6,778	6,671
PetSmart LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 8.03%, 8/18/2032 (d)	4,871	4,798
Phoenix Newco, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.46%, 11/15/2028 (d)	1,851	1,856
Pike Corp., Delayed Draw Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.08%, 1/21/2028 (d)	753	757
PRA Health Sciences, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 6.00%, 7/3/2028 (d)	23	24
Prairie Acquiror LP, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 3.75%), 7.71%, 8/1/2029 (d)	419	421
Pre-Paid Legal Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.21%, 12/7/2028 (d)	541	503
Prime Security Services Borrower LLC, 1st Lien Term Loan B-1 (6-MONTH CME TERM SOFR + 2.00%), 6.13%, 10/15/2030 (d)	813	811
Primo Brands Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.25%, 3/31/2028 (d)	2,491	2,497
Project Boost Purchaser LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 7/16/2031 (d)	756	754
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Proofpoint, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.96%, 8/31/2028 (d)	647	650
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.21%, 3/19/2029 (d)	482	482
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.21%, 2/10/2032 (d)	4,699	4,703
QXO Building Products, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.16%, 4/30/2032 (d)	1,067	1,067
Radiology Partners, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 8.50%, 6/30/2032 (d)	500	499
Raven Acquisition Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.96%, 11/19/2031 (d)	2,930	2,930
RealPage, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.26%, 4/24/2028 (d)	423	422
Resonetics LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 6.59%, 6/18/2031 (d)	362	362
Rocket Software, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.91%, 11/28/2028 (d)	2,835	2,821
Sanmina Corp., 1st Lien Term Loan B (12-MONTH CME TERM SOFR), 2.00%, 8/6/2032 (d) (q)	3,141	3,141
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.46%, 7/31/2031 (d)	602	602
Shift4 Payments LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.50%, 6/30/2032 (d)	375	377
Shutterfly Finance LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 6.00%), 9.84%, 10/1/2027 (d)	51	51
Shutterfly Finance LLC, 2nd Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00% (PIK) + 4.20% (Cash)), 9.20%, 10/1/2027 (d) (i)	3,216	3,094
Six Flags Entertainment Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.96%, 5/1/2031 (d)	469	466
Skopima Consilio Parent LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.71%, 5/12/2028 (d)	709	608
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	83

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Spirit AeroSystems, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 8.34%, 1/15/2027 (d)	209	209
SPX FLOW, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 6.71%, 4/5/2029 (d)	2,115	2,126
SS&C Technologies, Inc., 1st Lien Term Loan B-8 (1-MONTH CME TERM SOFR + 2.00%), 5.96%, 5/9/2031 (d) (q)	440	440
Staples, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.75%), 10.05%, 8/23/2029 (d)	956	893
Star Parent, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 8.00%, 9/27/2030 (d)	1,921	1,923
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.96%, 3/14/2031 (d)	446	446
Surgery Center Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.46%, 12/19/2030 (d)	489	490
Talen Energy Supply LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.25%), 2.25%, 10/12/2032 (d) (q)	233	232
Terex Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.71%, 10/8/2031 (d)	672	673
Thoughtworks, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.58%, 3/24/2028 (d)	144	135
TKO Worldwide Holdings LLC, 1st Lien Term Loan B-5 (3-MONTH CME TERM SOFR + 2.00%), 6.04%, 11/21/2031 (d)	506	507
Topgolf Callaway Brands Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.96%, 3/18/2030 (d)	320	317
Trans Union LLC, 1st Lien Term Loan B-9 (1-MONTH CME TERM SOFR + 1.75%), 5.71%, 6/24/2031 (d)	604	603
TransDigm, Inc., 1st Lien Term Loan J (3-MONTH CME TERM SOFR + 2.50%), 6.50%, 2/28/2031 (d)	441	442
TransDigm, Inc., 1st Lien Term Loan K (3-MONTH CME TERM SOFR + 2.25%), 6.25%, 3/22/2030 (d)	481	482
TransDigm, Inc., 1st Lien Term Loan M (3-MONTH CME TERM SOFR + 2.50%), 6.50%, 8/19/2032 (d)	5,520	5,521
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Trident TPI Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 3.75%), 7.75%, 9/15/2028 (d)	460	449
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.34%, 2/10/2031 (d)	837	837
US Renal Care, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 9.28%, 6/28/2028 (d)	3,268	3,088
USI, Inc., 1st Lien Term Loan D (3-MONTH CME TERM SOFR + 2.25%), 6.25%, 11/21/2029 (d)	519	519
Utz Quality Foods LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.50%, 1/29/2032 (d)	324	323
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.03%, 8/26/2031 (d)	5,283	5,293
Venator Materials LLC, 1st Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00% (PIK) + 4.32% (Cash)), 6.32%, 10/12/2028 (d) (i)	307	154
Venator Materials LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00% (PIK) + 3.90% (Cash)), 5.89%, 1/16/2026 (d) (i)	188	179
Venator Materials LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.00% (PIK) + 1.00% (Cash) + 1.00%), 2.00%, 7/16/2026 (d) (i)	188	178
Vertex Aerospace Services Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.21%, 12/6/2030 (d)	269	268
Vertiv Group Corp., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 5.88%, 8/12/2032 (d)	493	494
Virtusa Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 7.21%, 2/15/2029 (d)	515	508
Vista Management Holding, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 7.74%, 4/1/2031 (d)	152	153
Vistra Operations Co. LLC, 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 5.71%, 12/20/2030 (d) (q)	485	486
VT Topco, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 6.96%, 8/9/2030 (d)	609	599
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Wand NewCo 3, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.50%), 6.46%, 1/30/2031 (d)	589	588
WEC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.38%, 1/27/2031 (d)	1,011	1,013
Whatabrands LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.46%, 8/3/2028 (d)	530	531
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.21%, 10/19/2029 (d)	3,735	3,742
Whitewater Whistler Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 1.75%), 5.81%, 2/15/2030 (d)	552	550
WMG Acquisition Corp., 1st Lien Term Loan J (3-MONTH CME TERM SOFR + 1.75%), 5.95%, 1/24/2031 (d)	534	534
Zekelman Industries, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.27%, 1/24/2031 (d)	320	320
		224,663
Total Loan Assignments (Cost $244,784)		236,380
Asset-Backed Securities — 1.2%
Cayman Islands — 0.3%
AB BSL CLO Ltd. Series 2020-1A, Class BR2, 5.59%, 10/15/2038 (a) (k) (l)	850	850
Ballyrock CLO Ltd.
Series 2020-2A, Class A2R, 5.70%, 10/20/2031 (a) (l)	2,900	2,905
Series 2021-17A, Class A2R, 0.00%, 10/20/2038 (a) (k) (l)	1,400	1,400
Barings CLO Ltd. Series 2022-1A, Class B, 5.83%, 4/15/2035 (a) (l)	300	300
Buttermilk Park CLO Ltd. Series 2018-1A, Class CR, 5.85%, 10/15/2031 (a) (l)	931	932
Carlyle Global Market Strategies CLO Ltd.
Series 2015-4A, Class A2R3, 5.13%, 7/20/2032 (a) (l)	1,400	1,400
Series 2015-4A, Class BR3, 5.33%, 7/20/2032 (a) (l)	1,400	1,399
Series 2016-1A, Class CR3, 7.08%, 4/20/2034 (a) (l)	899	897
Dryden CLO Ltd.
Series 2018-64A, Class A, 5.12%, 4/18/2031 (a) (l)	491	491
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Cayman Islands — continued
Series 2019-68A, Class BRR, 5.45%, 7/15/2035 (a) (l)	650	650
Dryden Senior Loan Fund Series 2015-37A, Class AR, 5.27%, 1/15/2031 (a) (l)	267	268
GoldenTree Loan Management US CLO Ltd. Series 2020-8A, Class DRR, 6.78%, 10/20/2034 (a) (l)	1,300	1,298
Madison Park Funding Ltd. Series 2021-49A, Class B1R, 5.33%, 10/19/2034 (a) (l)	900	898
Magnetite Ltd.
Series 2019-22A, Class BRR, 5.50%, 7/15/2036 (a) (l)	1,018	1,017
Series 2019-22A, Class CRR, 5.75%, 7/15/2036 (a) (l)	977	978
Neuberger Berman Loan Advisers CLO Ltd. Series 2019-34A, Class BR2, 5.53%, 7/20/2039 (a) (l)	900	904
Octagon Ltd. Series 2022-1A, Class DR, 7.47%, 7/21/2037 (a) (l)	250	248
Palmer Square Loan Funding Ltd.
Series 2024-3A, Class A2, 5.88%, 8/8/2032 (a) (l)	2,199	2,201
Series 2024-3A, Class B, 6.13%, 8/8/2032 (a) (l)	2,300	2,300
Series 2024-1A, Class A2, 5.35%, 10/15/2032 (a) (l)	250	250
RR Ltd. Series 2020-12A, Class A2R3, 5.50%, 1/15/2036 (a) (l)	2,163	2,166
Symphony CLO Ltd.
Series 2018-19A, Class B, 5.51%, 4/16/2031 (a) (l)	1,400	1,401
Series 2021-29A, Class BR, 5.93%, 10/15/2035 (a) (l)	940	941
Voya CLO Ltd. Series 2022-1A, Class BR, 5.63%, 4/20/2035 (a) (l)	1,180	1,180
		27,274
Jersey — 0.0% ^
Neuberger Berman Loan Advisers CLO Ltd.
Series 2022-50A, Class BR, 5.51%, 7/23/2036 (a) (l)	1,200	1,200
Series 2022-50A, Class CR, 5.76%, 7/23/2036 (a) (l)	779	779
		1,979
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	85

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — 0.9%
ABFC Trust
Series 2003-OPT1, Class A1A, 4.93%, 4/25/2033 (l)	49	49
Series 2004-OPT3, Class M1, 4.86%, 9/25/2033 (l)	16	16
Series 2004-HE1, Class M1, 5.01%, 3/25/2034 (l)	309	314
Accredited Mortgage Loan Trust Series 2004-4, Class M1, 4.66%, 1/25/2035 (l)	275	275
ACE Securities Corp. Home Equity Loan Trust
Series 2003-FM1, Class M1, 5.40%, 11/25/2032 (l)	195	225
Series 2004-OP1, Class M2, 5.68%, 4/25/2034 (l)	546	502
American Credit Acceptance Receivables Trust
Series 2022-3, Class F, 9.76%, 5/14/2029 (a)	500	505
Series 2022-4, Class E, 10.00%, 1/14/2030 (a)	495	508
Series 2023-2, Class E, 9.79%, 2/12/2030 (a)	900	932
Series 2023-4, Class D, 7.65%, 9/12/2030 (a)	1,400	1,447
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	446	447
Series 2023-3, Class E, 9.54%, 10/14/2031 (a)	900	941
Series 2024-2, Class E, 7.87%, 11/12/2031 (a)	525	538
Series 2025-3, Class C, 4.95%, 7/12/2032 (a)	940	946
Series 2025-3, Class D, 5.19%, 7/12/2032 (a)	940	943
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2002-AR1, Class M1, 3.13%, 9/25/2032 (l)	35	35
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2004-HE2, Class M2, 5.98%, 4/25/2034 (l)	15	51
Series 2004-HE7, Class M2, 5.68%, 10/25/2034 (l)	89	90
Bayview Opportunity Master Fund LLC Series 2024-CAR1, Class C, 5.68%, 12/26/2031 (a) (l)	110	110
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Bear Stearns Asset-Backed Securities Trust
Series 2003-SD1, Class M1, 5.38%, 12/25/2033 (l)	244	286
Series 2004-SD4, Class A1, 5.01%, 8/25/2044 (l)	461	460
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class D, 5.83%, 5/15/2030	1,480	1,498
Series 2025-4, Class D, 5.41%, 8/15/2031	900	897
Centex Home Equity Loan Trust
Series 2004-C, Class M2, 4.28%, 6/25/2034 (l)	262	259
Series 2004-D, Class MV2, 5.14%, 9/25/2034 (l)	14	14
Series 2004-D, Class MF2, 6.06%, 9/25/2034 (h)	223	223
Chase Funding Trust
Series 2003-5, Class 1M2, 5.64%, 9/25/2032 (l)	98	90
Series 2004-1, Class 1M1, 4.73%, 5/25/2033	841	810
Series 2003-4, Class 1A5, 4.87%, 5/25/2033 (h)	375	369
CHEC Loan Trust Series 2004-1, Class M1, 5.01%, 7/25/2034 (a) (l)	373	374
CITI Asset Receivables Trust I Series 2025-1, Class CERT, 0.00%, 3/15/2031 ‡ (a) (j)	1,077	1,071
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2, Class AF7, 5.75%, 8/25/2035 (h)	18	17
Countrywide Asset-Backed Certificates Series 2004-3, Class M1, 4.86%, 6/25/2034 (l)	144	143
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	1,000	1,015
Series 2023-3A, Class B, 7.09%, 10/17/2033 (a)	311	317
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	364	367
Series 2024-1A, Class B, 6.03%, 5/15/2034 (a)	320	325
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	420	431
CWABS Asset-Backed Certificates Trust Series 2005-11, Class AF6, 5.05%, 2/25/2036 (l)	18	18
CWABS Asset-Backed Certificates Trust, Series 2004-BC4, Class M1, 5.16%, 11/25/2034 (l)	—	1
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Drive Auto Receivables Trust Series 2025-2, Class D, 4.90%, 12/15/2032	1,050	1,041
DT Auto Owner Trust Series 2022-3A, Class E, 10.99%, 7/16/2029 (a)	1,000	1,052
FFMLT Trust Series 2004-FF3, Class M1, 4.93%, 5/25/2034 (l)	217	212
Finance America Mortgage Loan Trust Series 2004-3, Class M2, 5.05%, 11/25/2034 (l)	139	132
Ford Credit Auto Owner Trust Series 2022-C, Class A4, 4.59%, 12/15/2027	473	474
Fremont Home Loan Trust
Series 2002-1, Class M1, 5.36%, 8/25/2033 (l)	261	298
Series 2004-B, Class M2, 5.05%, 5/25/2034 (l)	219	225
Series 2004-C, Class M1, 5.08%, 8/25/2034 (l)	387	368
Series 2004-D, Class M2, 5.01%, 11/25/2034 (l)	148	138
GLS Auto Receivables Issuer Trust Series 2022-2A, Class E, 5.50%, 6/15/2029 (a)	1,250	1,243
GSAMP Trust
Series 2003-SEA, Class A1, 4.91%, 2/25/2033 (l)	61	64
Series 2003-HE1, Class M1, 5.39%, 6/20/2033 (l)	436	462
Hertz Vehicle Financing LLC
Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	420	427
Series 2023-2A, Class D, 9.40%, 9/25/2029 (a)	700	727
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M2, 4.49%, 11/25/2034 (l)	133	130
Series 2004-C, Class M2, 4.11%, 3/25/2035 (l)	636	571
LendingClub Loan Certificate Issuer Trust
Series 2022-NP3, Class CERT, 0.00%, 5/15/2037 ‡ (a)	125	729
Series 2022-P3, Class CERT, 0.00%, 5/15/2037 ‡ (a)	125	403
Series 2022-NP5, Class CERT, 0.00%, 6/15/2037 ‡ (a)	200	1,491
Series 2022-P4, Class CERT, 0.00%, 6/15/2037 ‡ (a)	200	663
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2022-NP6, Class CERT, 0.00%, 7/15/2037 ‡ (a)	50	351
Lendmark Funding Trust
Series 2021-2A, Class B, 2.37%, 4/20/2032 (a)	500	471
Series 2025-2A, Class A, 4.78%, 10/20/2034 (a)	950	955
Series 2025-2A, Class C, 5.28%, 10/20/2034 (a)	950	958
Magnetite Ltd. Series 2023-39A, Class BR, 5.41%, 1/25/2037 (a) (l)	250	250
MASTR Asset-Backed Securities Trust
Series 2004-OPT2, Class M2, 5.08%, 9/25/2034 (l)	43	45
Series 2005-NC1, Class M4, 5.25%, 12/25/2034 (l)	267	288
Merrill Lynch Mortgage Investors Trust
Series 2003-OPT1, Class M1, 5.08%, 7/25/2034 (l)	38	32
Series 2004-HE2, Class M1, 5.31%, 8/25/2035 (l)	33	33
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC10, Class M1, 5.13%, 10/25/2033 (l)	71	71
Series 2004-WMC2, Class M1, 5.02%, 7/25/2034 (l)	521	526
Series 2004-WMC2, Class M2, 5.91%, 7/25/2034 (l)	131	129
Series 2004-HE6, Class M2, 5.01%, 8/25/2034 (l)	384	382
Series 2004-HE6, Class M3, 5.08%, 8/25/2034 (l)	147	142
Series 2004-HE8, Class M2, 5.13%, 9/25/2034 (l)	154	163
Series 2004-NC8, Class M3, 5.22%, 9/25/2034 (l)	59	67
Series 2005-HE1, Class M2, 4.81%, 12/25/2034 (l)	184	182
Series 2005-NC1, Class M3, 4.87%, 1/25/2035 (l)	263	265
Morgan Stanley Mortgage Loan Trust Series 2007-5AX, Class 2A2, 4.41%, 2/25/2037 (l)	2,629	505
New Century Home Equity Loan Trust
Series 2004-2, Class M2, 5.04%, 8/25/2034 (l)	16	22
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	87

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Series 2004-4, Class M2, 4.90%, 2/25/2035 (l)	4	7
NovaStar Mortgage Funding Trust Series 2003-2, Class M2, 6.88%, 9/25/2033 (l)	510	516
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (a) (h)	2,184	2,221
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A3, 2.80%, 1/20/2051 (a)	2,478	2,192
Series 2021-1A, Class B1, 4.23%, 1/20/2051 (a)	1,250	1,068
Option One Mortgage Accept Corp. Asset-Backed Certificates Series 2003-5, Class A2, 4.75%, 8/25/2033 (l)	196	204
Option One Mortgage Loan Trust Series 2004-3, Class M2, 4.96%, 11/25/2034 (l)	252	270
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (a)	254	250
PRET LLC
Series 2021-RN4, Class A2, 9.19%, 10/25/2051 (a) (l)	5,461	5,467
Series 2024-NPL9, Class A1, 5.85%, 12/25/2054 (a) (h)	7,435	7,443
Series 2025-NPL4, Class A1, 6.37%, 4/25/2055 (a) (h)	819	824
Series 2025-NPL3, Class A1, 6.71%, 4/25/2055 (a) (h)	963	970
Progress Residential Trust
Series 2021-SFR8, Class G, 4.01%, 10/17/2038 (a)	6,080	5,966
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (a)	1,250	1,231
RAMP Trust Series 2002-RS2, Class AI5, 4.58%, 3/25/2032 (l)	105	105
Renaissance Home Equity Loan Trust
Series 2002-3, Class M1, 5.61%, 12/25/2032 (l)	267	251
Series 2003-1, Class M1, 5.61%, 6/25/2033 (l)	113	103
Series 2003-4, Class M1, 5.38%, 3/25/2034 (l)	1,058	969
Series 2003-4, Class M2F, 6.24%, 3/25/2034 (h)	581	377
Republic Finance Issuance Trust Series 2024-A, Class A, 5.91%, 8/20/2032 (a)	1,546	1,562
Santander Drive Auto Receivables Trust
Series 2025-3, Class D, 5.11%, 9/15/2031	950	951
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2024-4, Class D, 5.32%, 12/15/2031	574	578
SASCO Mortgage Loan Trust Series 2004-GEL3, Class M1, 4.59%, 8/25/2034 (l)	158	159
Saxon Asset Securities Trust Series 2004-2, Class MV2, 1.13%, 8/25/2035 (l)	84	98
SBA Small Business Investment Cos.
Series 2023-10A, Class 1, 5.17%, 3/10/2033	1,128	1,151
Series 2023-10B, Class 1, 5.69%, 9/10/2033	465	480
Securitized Asset-Backed Receivables LLC Trust Series 2005-OP1, Class M2, 4.78%, 1/25/2035 (l)	291	274
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A2, 8.38%, 10/16/2026 (a) (h)	409	410
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1, Class A3, 3.45%, 2/25/2032	—	—
Toyota Auto Loan Extended Note Trust Series 2021-1A, Class A, 1.07%, 2/27/2034 (a)	307	304
Upstart Pass-Through Trust
Series 2022-PT3, Class A, 19.15%, 4/20/2030 ‡ (a) (l)	287	285
Series 2022-PT4, Class A, 18.36%, 5/20/2030 ‡ (a) (l)	583	583
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2004-2, Class M8B, 5.00%, 10/25/2034 (a) (l)	290	275
Series 2004-2, Class M8A, 8.61%, 10/25/2034 (a) (l)	290	301
		72,391
Total Asset-Backed Securities (Cost $102,648)		101,644
U.S. Treasury Obligations — 0.7%
United States — 0.7%
U.S. Treasury Notes
4.25%, 1/31/2026 (r)	61,693	61,741
4.63%, 11/15/2026	400	404
3.38%, 9/15/2027	515	513
Total U.S. Treasury Obligations (Cost $62,601)		62,658
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Funds	October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Preferred Stocks — 0.5%
United States — 0.5%
Allstate Corp. (The) Series J, 7.38%, 7/15/2028 ($25 par value) (s)	66	1,751
DTE Energy Co. Series H, 6.25%, 10/1/2085 ($25 par value)	115	2,906
Morgan Stanley,
Series I, 6.38%, 1/15/2026 ($25 par value) (s)	62	1,553
Series K, 5.85%, 4/15/2027 ($25 par value) (s)	254	6,199
Series P, 6.50%, 10/15/2027 ($25 par value) (s)	144	3,690
Series Q, 6.63%, 10/15/2029 ($25 par value) (s)	258	6,749
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	2,316	2,837
NextEra Energy Capital Holdings, Inc. Series U, 6.50%, 6/1/2085 ($25 par value)	86	2,192
SCE Trust VI 5.00%, 11/30/2025 ($25 par value) (s)	333	5,448
Wells Fargo & Co. Series Z, 4.75%, 12/15/2025 ($25 par value) (s)	332	6,602
Xcel Energy, Inc. 6.25%, 10/15/2085 ($25 par value)	113	2,833
Total Preferred Stocks (Cost $45,123)		42,760
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.0% ^
United States — 0.0% ^
EchoStar Corp. 3.88% (PIK), 11/30/2030 (i)(Cost $1,380)	1,321	3,154
Mortgage-Backed Securities — 0.0% ^
United States — 0.0% ^
FHLMC UMBS, 30 Year Pool # SD8238, 4.50%, 8/1/2052	83	81
FNMA UMBS, 20 Year Pool # CA1231, 3.50%, 2/1/2038	165	160
FNMA UMBS, 30 Year
Pool # MA4398, 2.00%, 8/1/2051	480	392
Pool # MA4465, 2.00%, 11/1/2051	43	35
Pool # MA4548, 2.50%, 2/1/2052	15	13
Pool # MA4563, 2.50%, 3/1/2052	47	40
Pool # MA4564, 3.00%, 3/1/2052	14	12
Pool # MA4624, 3.00%, 6/1/2052	62	55
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Pool # MA4733, 4.50%, 9/1/2052	79	78
FNMA, Other Pool # BZ3537, 4.97%, 4/1/2035	1,172	1,210
Total Mortgage-Backed Securities (Cost $2,167)		2,076
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
United States — 0.0% ^
Audacy, Inc.
expiring 12/31/2049, price 1.00 USD *	10	89
expiring 12/31/2049, price 1.00 USD ‡ *	13	—
expiring 9/30/2028, price 1.00 USD ‡ *	2	—
Total Warrants (Cost $4,630)		89
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Norway — 0.0% ^
Vend Marketplaces ASA* (c)(Cost $—) (m)	18	40
	SHARES (000)
Convertible Preferred Stocks — 0.0%
United States — 0.0%
Claire's Stores, Inc. ‡ * (n) (Cost $5,709)	5	— (m)
	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 4.4%
Certificates of Deposits — 0.0% ^
Deutsche Bank AG, 4.41%, 7/8/2026(Cost $151)	151	152
Commercial Paper — 0.0% ^
BPCE SA, 4.62%, 11/6/2025 (a) (t)	250	250
DNB Bank ASA, 4.55%, 11/12/2025 (a) (t)	250	250
First Abu Dhabi Bank PJSC, 4.60%, 11/13/2025 (a) (t)	250	250
Intesa Sanpaolo Funding LLC, 4.52%, 2/23/2026 (t)	479	471
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	89

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Commercial Paper — continued
Oversea-Chinese Banking Corp. Ltd., 4.08%, 1/26/2026 (a) (t)	250	247
Telstra Group Ltd., 4.20%, 12/18/2025 (a) (t)	250	249
Toyota Credit de Puerto Rico Corp., 3.99%, 6/8/2026 (t)	129	126
Total Commercial Paper (Cost $1,843)		1,843
	SHARES (000)
Investment Companies — 3.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.10% (o) (u)	37,143	37,158
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.01% (o) (u)	260,909	261,013
Total Investment Companies (Cost $298,197)		298,171
Investment of Cash Collateral from Securities Loaned — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (o) (u)(Cost $72,131)	72,131	72,131
Total Short-Term Investments (Cost $372,322)		372,297
Total Investments — 99.9% (Cost $7,804,503)		8,461,121
Other Assets in Excess of Liabilities — 0.1%		10,782
NET ASSETS — 100.0%		8,471,903

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
CVA	Certificaten Van Aandelen (Dutch Certificate)
ELN	Equity-Linked Note
ETF	Exchange Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of October
31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
OYJ	Public Limited Company
PIK	Payment In Kind
PJSC	Public Joint Stock Company
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
SCA	Limited partnership with share capital
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Funds	October 31, 2025

(c)	The security or a portion of this security is on loan at October 31, 2025. The total value of securities on loan at October 31, 2025 is $65,757.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of October 31, 2025.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
October 31, 2025 is $181,069 or 2.14% of the
Fund’s net assets as of October 31, 2025.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of October 31, 2025.

(h)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of October 31, 2025.

(i)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(j)	Defaulted security.
(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of October 31, 2025.

(m)	Value is zero.
(n)	Fund is subject to legal or contractual restrictions on the resale of the security.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(q)	All or a portion of this security is unsettled as of October 31, 2025. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(r)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(s)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of October 31, 2025.
(t)	The rate shown is the effective yield as of October 31, 2025.
(u)	The rate shown is the current yield as of October 31, 2025.
Summary of Investments by Industry, October 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
U.S. Equity	10.0%
Banks	7.5
Oil, Gas & Consumable Fuels	6.0
Convertible Bonds	5.8
Commercial Mortgage-Backed Securities	4.7
Collateralized Mortgage Obligations	3.4
Foreign Government Securities	3.3
Media	2.9
Semiconductors & Semiconductor Equipment	2.9
Diversified Telecommunication Services	2.9
Electric Utilities	2.7
Capital Markets	2.2
Pharmaceuticals	2.1
Hotels, Restaurants & Leisure	2.1
Software	2.0
Insurance	1.8
Chemicals	1.3
Health Care Providers & Services	1.3
Commercial Services & Supplies	1.3
Automobile Components	1.3
Asset-Backed Securities	1.2
Building Products	1.1
Aerospace & Defense	1.1
Multi-Utilities	1.0
Entertainment	1.0
Financial Services	1.0
Technology Hardware, Storage & Peripherals	1.0
Machinery	1.0
Others (each less than 1.0%)	19.7
Short-Term Investments	4.4
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	91

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of October 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	623	12/19/2025	USD	43,813	956
MSCI Europe Equity Index	61	12/19/2025	EUR	2,734	(9)
NASDAQ 100 E-Mini Index	220	12/19/2025	USD	114,337	4,030
U.S. Treasury 10 Year Note	11,376	12/19/2025	USD	1,282,466	9,202
U.S. Treasury 5 Year Note	13,550	12/31/2025	USD	1,480,549	(581)
					13,598
Short Contracts
EURO STOXX 50 Index	(3,166)	12/19/2025	EUR	(207,061)	(8,637)
					4,961

Abbreviations
EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Funds	October 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES
AS OF October 31, 2025
(Amounts in thousands, except per share amounts)

	JPMorgan Global Allocation Fund	JPMorgan Income Builder Fund
ASSETS:
Investments in non-affiliates, at value	$2,403,901	$7,224,971
Investments in affiliates, at value	456,735	1,164,019
Investments of cash collateral received from securities loaned, at value (See Note 2.F.)	17,427	72,131
Cash	9,660	45,635
Foreign currency, at value	2,831	3,209
Deposits at broker for futures contracts	3,714	197
Receivables:
Due from custodian	—	7,604
Investment securities sold	23,159	28,363
Investment securities sold — delayed delivery securities	—	1,354
Fund shares sold	980	6,958
Interest from non-affiliates	11,867	58,660
Dividends from non-affiliates	1,465	3,630
Dividends from affiliates	1,514	754
Tax reclaims	1,186	4,595
Securities lending income (See Note 2.F.)	35	90
Variation margin on futures contracts	524	3,646
Unrealized appreciation on forward foreign currency exchange contracts	1,448	—
Unrealized appreciation on unfunded commitments	—	1
Total Assets	2,936,446	8,625,817
LIABILITIES:
Payables:
Investment securities purchased	17,710	67,420
Investment securities purchased — delayed delivery securities	—	2,909
Collateral received on securities loaned (See Note 2.F.)	17,427	72,131
Fund shares redeemed	2,994	5,171
Unrealized depreciation on forward foreign currency exchange contracts	2,665	—
Accrued liabilities:
Investment advisory fees	1,215	2,752
Administration fees	131	407
Distribution fees	235	1,236
Service fees	238	249
Custodian and accounting fees	173	262
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)
Deferred foreign capital gains tax	338	1,067
Other	199	310
Total Liabilities	43,325	153,914
Net Assets	$2,893,121	$8,471,903

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	93

STATEMENTS OF ASSETS AND LIABILITIES
AS OF October 31, 2025 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Global Allocation Fund	JPMorgan Income Builder Fund
NET ASSETS:
Paid-in-Capital	$2,350,268	$8,443,534
Total distributable earnings (loss)	542,853	28,369
Total Net Assets	$2,893,121	$8,471,903
Net Assets:
Class A	$723,978	$4,390,377
Class C	123,579	476,725
Class I	1,289,269	3,245,217
Class R2	2,363	—
Class R3	836	—
Class R4	767	—
Class R5	23	—
Class R6	752,306	359,584
Total	$2,893,121	$8,471,903
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	32,364	420,752
Class C	5,676	45,829
Class I	57,027	310,343
Class R2	107	—
Class R3	37	—
Class R4	34	—
Class R5	1	—
Class R6	33,240	34,386
Net Asset Value (a):
Class A — Redemption price per share	$22.37	$10.43
Class C — Offering price per share (b)	21.77	10.40
Class I — Offering and redemption price per share	22.61	10.46
Class R2 — Offering and redemption price per share	22.10	—
Class R3 — Offering and redemption price per share	22.43	—
Class R4 — Offering and redemption price per share	22.41	—
Class R5 — Offering and redemption price per share	22.63	—
Class R6 — Offering and redemption price per share	22.63	10.46
Class A maximum sales charge	4.50%	4.50%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$23.42	$10.92
Cost of investments in non-affiliates	$1,950,455	$6,669,261
Cost of investments in affiliates	455,207	1,063,111
Cost of foreign currency	2,839	3,209
Investment securities on loan, at value (See Note 2.F.)	15,719	65,757
Cost of investment of cash collateral (See Note 2.F.)	17,427	72,131

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Funds	October 31, 2025

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2025
(Amounts in thousands)

	JPMorgan Global Allocation Fund	JPMorgan Income Builder Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$64,652	$346,677
Interest income from affiliates	41	198
Dividend income from non-affiliates	27,065	97,188
Dividend income from affiliates	15,644	91,717
Income from securities lending (net) (See Note 2.F.)	333	1,302
Foreign taxes withheld (net)	(1,603)	(6,594)
Total investment income	106,132	530,488
EXPENSES:
Investment advisory fees	15,565	34,781
Administration fees	2,124	6,214
Distribution fees:
Class A	1,718	10,545
Class C	1,082	4,039
Class R2	15	—
Class R3	2	—
Service fees:
Class A	1,718	10,545
Class C	361	1,346
Class I	3,216	7,941
Class R2	7	—
Class R3	2	—
Class R4	2	—
Class R5	— (a)	—
Custodian and accounting fees	637	1,188
Interest expense to affiliates	6	10
Professional fees	176	168
Trustees’ and Chief Compliance Officer’s fees	33	46
Printing and mailing costs	103	303
Registration and filing fees	84	82
Transfer agency fees (See Note 2.L.)	77	227
Other	123	247
Total expenses	27,051	77,682
Less fees waived	(3,833)	(20,698)
Less expense reimbursements	— (a)	(883)
Net expenses	23,218	56,101
Net investment income (loss)	82,914	474,387

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	95

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED October 31, 2025 (continued)
(Amounts in thousands)
	JPMorgan Global Allocation Fund	JPMorgan Income Builder Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$166,486	$168,516 (a)
Investments in affiliates	(195)	13,994
Options purchased	(4,109)	—
Futures contracts	41,409	(126,375)
Foreign currency transactions	(374)	(696)
Forward foreign currency exchange contracts	(4,445)	—
Net realized gain (loss)	198,772	55,439
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	49,446 (b)	230,052 (c)
Investments in affiliates	2,883	37,943
Futures contracts	20,743	80,642
Foreign currency translations	130	183
Forward foreign currency exchange contracts	(255)	—
Unfunded commitments	—	1
Change in net unrealized appreciation/depreciation	72,947	348,821
Net realized/unrealized gains (losses)	271,719	404,260
Change in net assets resulting from operations	$354,633	$878,647

(a)
Net of foreign capital gains tax of $(647).
(b)
Net of change in foreign capital gains tax of $(328).
(c)
Net of change in foreign capital gains tax of $310.
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Funds	October 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Global Allocation Fund		JPMorgan Income Builder Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$82,914	$85,311	$474,387	$480,885
Net realized gain (loss)	198,772	293,638	55,439	273,499
Change in net unrealized appreciation/depreciation	72,947	247,886	348,821	821,092
Change in net assets resulting from operations	354,633	626,835	878,647	1,575,476
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(15,957)	(13,953)	(237,790)	(237,546)
Class C	(2,661)	(3,206)	(27,482)	(36,942)
Class I	(31,774)	(29,991)	(183,290)	(187,663)
Class R2	(59)	(62)	—	—
Class R3	(17)	(20)	—	—
Class R4	(22)	(28)	—	—
Class R5	(1)	— (a)	—	—
Class R6	(18,558)	(16,699)	(20,354)	(22,152)
Total distributions to shareholders	(69,049)	(63,959)	(468,916)	(484,303)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(249,667)	(570,833)	(443,894)	(1,116,568)
NET ASSETS:
Change in net assets	35,917	(7,957)	(34,163)	(25,395)
Beginning of period	2,857,204	2,865,161	8,506,066	8,531,461
End of period	$2,893,121	$2,857,204	$8,471,903	$8,506,066

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	97

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Global Allocation Fund		JPMorgan Income Builder Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$120,548	$128,551	$643,515	$603,258
Distributions reinvested	14,503	12,697	223,016	221,607
Cost of shares redeemed	(161,965)	(175,525)	(951,762)	(1,171,192)
Change in net assets resulting from Class A capital transactions	(26,914)	(34,277)	(85,231)	(346,327)
Class C
Proceeds from shares issued	6,948	8,638	59,069	43,600
Distributions reinvested	2,539	3,046	26,388	35,307
Cost of shares redeemed	(73,333)	(100,176)	(268,940)	(346,043)
Change in net assets resulting from Class C capital transactions	(63,846)	(88,492)	(183,483)	(267,136)
Class I
Proceeds from shares issued	120,453	146,154	505,324	490,640
Distributions reinvested	26,994	25,566	166,716	169,491
Cost of shares redeemed	(300,194)	(462,271)	(830,472)	(1,092,189)
Change in net assets resulting from Class I capital transactions	(152,747)	(290,551)	(158,432)	(432,058)
Class R2
Proceeds from shares issued	363	433	—	—
Distributions reinvested	59	62	—	—
Cost of shares redeemed	(1,443)	(1,882)	—	—
Change in net assets resulting from Class R2 capital transactions	(1,021)	(1,387)	—	—
Class R3
Proceeds from shares issued	26	85	—	—
Distributions reinvested	14	11	—	—
Cost of shares redeemed	(5)	(848)	—	—
Change in net assets resulting from Class R3 capital transactions	35	(752)	—	—
Class R4
Proceeds from shares issued	168	129	—	—
Distributions reinvested	22	28	—	—
Cost of shares redeemed	(726)	(704)	—	—
Change in net assets resulting from Class R4 capital transactions	(536)	(547)	—	—
Class R5
Proceeds from shares issued	—	— (a)	—	—
Distributions reinvested	— (a)	— (a)	—	—
Cost of shares redeemed	—	(35)	—	—
Change in net assets resulting from Class R5 capital transactions	— (a)	(35)	—	—

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Funds	October 31, 2025

	JPMorgan Global Allocation Fund		JPMorgan Income Builder Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$33,840	$34,237	$58,030	$61,993
Distributions reinvested	13,879	14,888	19,993	21,972
Cost of shares redeemed	(52,357)	(203,917)	(94,771)	(155,012)
Change in net assets resulting from Class R6 capital transactions	(4,638)	(154,792)	(16,748)	(71,047)
Total change in net assets resulting from capital transactions	$(249,667)	$(570,833)	$(443,894)	$(1,116,568)
SHARE TRANSACTIONS:
Class A
Issued	5,770	6,603	63,976	62,083
Reinvested	687	621	22,228	22,803
Redeemed	(7,765)	(9,010)	(95,017)	(121,031)
Change in Class A Shares	(1,308)	(1,786)	(8,813)	(36,145)
Class C
Issued	344	458	5,867	4,505
Reinvested	124	153	2,642	3,650
Redeemed	(3,621)	(5,291)	(26,922)	(35,837)
Change in Class C Shares	(3,153)	(4,680)	(18,413)	(27,682)
Class I
Issued	5,711	7,448	50,103	50,668
Reinvested	1,268	1,241	16,585	17,414
Redeemed	(14,147)	(23,651)	(82,533)	(113,139)
Change in Class I Shares	(7,168)	(14,962)	(15,845)	(45,057)
Class R2
Issued	18	22	—	—
Reinvested	3	3	—	—
Redeemed	(68)	(96)	—	—
Change in Class R2 Shares	(47)	(71)	—	—
Class R3
Issued	1	4	—	—
Reinvested	1	1	—	—
Redeemed	(1)	(42)	—	—
Change in Class R3 Shares	1	(37)	—	—
Class R4
Issued	8	7	—	—
Reinvested	1	1	—	—
Redeemed	(37)	(37)	—	—
Change in Class R4 Shares	(28)	(29)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	99

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Global Allocation Fund		JPMorgan Income Builder Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
SHARE TRANSACTIONS: (continued)
Class R5
Issued	—	— (a)	—	—
Reinvested	— (a)	— (a)	—	—
Redeemed	—	(2)	—	—
Change in Class R5 Shares	— (a)	(2)	—	—
Class R6
Issued	1,608	1,744	5,751	6,417
Reinvested	651	722	1,989	2,258
Redeemed	(2,467)	(10,046)	(9,442)	(15,981)
Change in Class R6 Shares	(208)	(7,580)	(1,702)	(7,306)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Funds	October 31, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

101

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Global Allocation Fund
Class A
Year Ended October 31, 2025	$20.24	$0.57	$2.05	$2.62	$(0.49)	$—	$(0.49)
Year Ended October 31, 2024	16.82	0.52	3.31	3.83	(0.41)	—	(0.41)
Year Ended October 31, 2023	16.91	0.37	0.21	0.58	(0.67)	—	(0.67)
Year Ended October 31, 2022	23.57	0.19	(4.69)	(4.50)	(0.36)	(1.80)	(2.16)
Year Ended October 31, 2021	19.27	0.22	4.50	4.72	(0.28)	(0.14)	(0.42)
Class C
Year Ended October 31, 2025	19.72	0.46	1.99	2.45	(0.40)	—	(0.40)
Year Ended October 31, 2024	16.42	0.41	3.22	3.63	(0.33)	—	(0.33)
Year Ended October 31, 2023	16.58	0.27	0.21	0.48	(0.64)	—	(0.64)
Year Ended October 31, 2022	23.15	0.09	(4.58)	(4.49)	(0.28)	(1.80)	(2.08)
Year Ended October 31, 2021	18.94	0.11	4.41	4.52	(0.17)	(0.14)	(0.31)
Class I
Year Ended October 31, 2025	20.44	0.63	2.07	2.70	(0.53)	—	(0.53)
Year Ended October 31, 2024	16.97	0.57	3.35	3.92	(0.45)	—	(0.45)
Year Ended October 31, 2023	17.02	0.42	0.21	0.63	(0.68)	—	(0.68)
Year Ended October 31, 2022	23.72	0.24	(4.73)	(4.49)	(0.41)	(1.80)	(2.21)
Year Ended October 31, 2021	19.39	0.28	4.52	4.80	(0.33)	(0.14)	(0.47)
Class R2
Year Ended October 31, 2025	20.00	0.50	2.02	2.52	(0.42)	—	(0.42)
Year Ended October 31, 2024	16.64	0.44	3.27	3.71	(0.35)	—	(0.35)
Year Ended October 31, 2023	16.78	0.30	0.21	0.51	(0.65)	—	(0.65)
Year Ended October 31, 2022	23.40	0.12	(4.65)	(4.53)	(0.29)	(1.80)	(2.09)
Year Ended October 31, 2021	19.14	0.14	4.45	4.59	(0.19)	(0.14)	(0.33)
Class R3
Year Ended October 31, 2025	20.30	0.55	2.05	2.60	(0.47)	—	(0.47)
Year Ended October 31, 2024	16.87	0.49	3.33	3.82	(0.39)	—	(0.39)
Year Ended October 31, 2023	16.97	0.35	0.21	0.56	(0.66)	—	(0.66)
Year Ended October 31, 2022	23.65	0.16	(4.70)	(4.54)	(0.34)	(1.80)	(2.14)
Year Ended October 31, 2021	19.34	0.20	4.50	4.70	(0.25)	(0.14)	(0.39)
Class R4
Year Ended October 31, 2025	20.27	0.60	2.05	2.65	(0.51)	—	(0.51)
Year Ended October 31, 2024	16.84	0.54	3.32	3.86	(0.43)	—	(0.43)
Year Ended October 31, 2023	16.91	0.39	0.21	0.60	(0.67)	—	(0.67)
Year Ended October 31, 2022	23.57	0.21	(4.68)	(4.47)	(0.39)	(1.80)	(2.19)
Year Ended October 31, 2021	19.28	0.26	4.48	4.74	(0.31)	(0.14)	(0.45)
Class R5
Year Ended October 31, 2025	20.46	0.64	2.07	2.71	(0.54)	—	(0.54)
Year Ended October 31, 2024	16.99	0.57	3.35	3.92	(0.45)	—	(0.45)
Year Ended October 31, 2023	17.04	0.41	0.22	0.63	(0.68)	—	(0.68)
Year Ended October 31, 2022	23.73	0.25	(4.72)	(4.47)	(0.42)	(1.80)	(2.22)
Year Ended October 31, 2021	19.39	0.33	4.48	4.81	(0.33)	(0.14)	(0.47)
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Funds	October 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses (including dividend and interest expense for securities sold short)(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements (including dividend and interest expense for securities sold short)(d)	Portfolio turnover rate (excluding securities sold short)(f)	Portfolio turnover rate (including securities sold short)(f)

$22.37	13.10%	$723,978	1.00%	2.74%	1.17%	107%	— %
20.24	22.77	681,509	1.03	2.63	1.17	94	—
16.82	3.39	596,497	1.01	2.11	1.17	136	—
16.91	(20.90)	600,741	1.03 (g)	0.98	1.18 (g)	92	100
23.57	24.67	773,563	1.04 (g)	0.97	1.18 (g)	101	110

21.77	12.54	123,579	1.50	2.27	1.67	107	—
19.72	22.12	174,130	1.53	2.14	1.67	94	—
16.42	2.89	221,791	1.51	1.58	1.67	136	—
16.58	(21.26)	324,254	1.53 (g)	0.47	1.68 (g)	92	100
23.15	24.02	519,020	1.54 (g)	0.49	1.68 (g)	101	110

22.61	13.40	1,289,269	0.75	3.00	0.92	107	—
20.44	23.08	1,312,202	0.78	2.88	0.92	94	—
16.97	3.68	1,343,601	0.76	2.34	0.92	136	—
17.02	(20.74)	1,657,768	0.78 (g)	1.22	0.93 (g)	92	100
23.72	24.96	2,760,026	0.79 (g)	1.23	0.93 (g)	101	110

22.10	12.72	2,363	1.37	2.41	1.46	107	—
20.00	22.29	3,090	1.40	2.27	1.46	94	—
16.64	3.02	3,737	1.38	1.72	1.45	136	—
16.78	(21.17)	4,859	1.40 (g)	0.62	1.45 (g)	92	100
23.40	24.16	6,946	1.41 (g)	0.61	1.45 (g)	101	110

22.43	12.96	836	1.12	2.61	1.19	107	—
20.30	22.61	723	1.15	2.52	1.20	94	—
16.87	3.29	1,237	1.13	1.97	1.17	136	—
16.97	(21.01)	1,410	1.15 (g)	0.83	1.18 (g)	92	100
23.65	24.47	932	1.16 (g)	0.86	1.18 (g)	101	110

22.41	13.24	767	0.87	2.90	0.92	107	—
20.27	22.92	1,256	0.90	2.77	0.94	94	—
16.84	3.54	1,529	0.88	2.24	0.92	136	—
16.91	(20.78)	1,656	0.89 (g)	1.11	0.93 (g)	92	100
23.57	24.77	1,377	0.91 (g)	1.12	0.93 (g)	101	110

22.63	13.42	23	0.72	3.02	1.07	107	—
20.46	23.09	20	0.74	2.95	1.93	94	—
16.99	3.69	48	0.73	2.29	0.79	136	—
17.04	(20.66)	61	0.75 (g)	1.26	0.79 (g)	92	100
23.73	25.00	89	0.76 (g)	1.43	0.81 (g)	101	110
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	103

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Global Allocation Fund (continued)
Class R6
Year Ended October 31, 2025	$20.46	$0.66	$2.07	$2.73	$(0.56)	$—	$(0.56)
Year Ended October 31, 2024	16.98	0.60	3.35	3.95	(0.47)	—	(0.47)
Year Ended October 31, 2023	17.02	0.44	0.20	0.64	(0.68)	—	(0.68)
Year Ended October 31, 2022	23.71	0.27	(4.72)	(4.45)	(0.44)	(1.80)	(2.24)
Year Ended October 31, 2021	19.38	0.31	4.52	4.83	(0.36)	(0.14)	(0.50)

(a)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of Underlying Funds.
(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
The Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For the years ended October
31, 2023, October 31, 2024 and October 31, 2025 the Fund did not transact in securities sold short.

(g)

	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net expenses (excluding dividend and interest expense for securities sold short)
Class A	— %	— %	— %	1.02%	1.03%
Class C	—	—	—	1.52	1.53
Class I	—	—	—	0.77	0.78
Class R2	—	—	—	1.39	1.40
Class R3	—	—	—	1.14	1.15
Class R4	—	—	—	0.88	0.90
Class R5	—	—	—	0.74	0.75
Class R6	—	—	—	0.64	0.65
Expenses without waivers and reimbursements (excluding dividend and interest expense for securities sold short)
Class A	—	—	—	1.17	1.17
Class C	—	—	—	1.67	1.67
Class I	—	—	—	0.92	0.92
Class R2	—	—	—	1.44	1.44
Class R3	—	—	—	1.17	1.17
Class R4	—	—	—	0.92	0.92
Class R5	—	—	—	0.78	0.80
Class R6	—	—	—	0.67	0.67
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Funds	October 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(c)	Net assets, end of period (000's)	Net expenses (including dividend and interest expense for securities sold short)(d)(e)	Net investment income (loss)(a)	Expenses without waivers and reimbursements (including dividend and interest expense for securities sold short)(d)	Portfolio turnover rate (excluding securities sold short)(f)	Portfolio turnover rate (including securities sold short)(f)

$22.63	13.51%	$752,306	0.62%	3.12%	0.67%	107%	— %
20.46	23.25	684,274	0.65	3.02	0.67	94	—
16.98	3.78	696,721	0.63	2.50	0.67	136	—
17.02	(20.59)	690,542	0.65 (g)	1.36	0.68 (g)	92	100
23.71	25.13	1,060,644	0.66 (g)	1.36	0.68 (g)	101	110

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Funds	105

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Income Builder Fund
Class A
Year Ended October 31, 2025	$9.93	$0.57	$0.50	$1.07	$(0.57)	$—	$(0.57)
Year Ended October 31, 2024	8.77	0.53	1.17	1.70	(0.54)	—	(0.54)
Year Ended October 31, 2023	9.01	0.46	(0.23)	0.23	(0.47)	—	(0.47)
Year Ended October 31, 2022	11.62	0.41	(2.08)	(1.67)	(0.44)	(0.50)	(0.94)
Year Ended October 31, 2021	10.21	0.40	1.42	1.82	(0.41)	—	(0.41)
Class C
Year Ended October 31, 2025	9.90	0.52	0.50	1.02	(0.52)	—	(0.52)
Year Ended October 31, 2024	8.74	0.48	1.17	1.65	(0.49)	—	(0.49)
Year Ended October 31, 2023	8.98	0.42	(0.24)	0.18	(0.42)	—	(0.42)
Year Ended October 31, 2022	11.58	0.36	(2.07)	(1.71)	(0.39)	(0.50)	(0.89)
Year Ended October 31, 2021	10.19	0.34	1.40	1.74	(0.35)	—	(0.35)
Class I
Year Ended October 31, 2025	9.95	0.59	0.50	1.09	(0.58)	—	(0.58)
Year Ended October 31, 2024	8.79	0.55	1.16	1.71	(0.55)	—	(0.55)
Year Ended October 31, 2023	9.03	0.48	(0.24)	0.24	(0.48)	—	(0.48)
Year Ended October 31, 2022	11.64	0.43	(2.09)	(1.66)	(0.45)	(0.50)	(0.95)
Year Ended October 31, 2021	10.23	0.41	1.42	1.83	(0.42)	—	(0.42)
Class R6
Year Ended October 31, 2025	9.95	0.60	0.50	1.10	(0.59)	—	(0.59)
Year Ended October 31, 2024	8.79	0.55	1.17	1.72	(0.56)	—	(0.56)
Year Ended October 31, 2023	9.03	0.49	(0.24)	0.25	(0.49)	—	(0.49)
Year Ended October 31, 2022	11.64	0.44	(2.09)	(1.65)	(0.46)	(0.50)	(0.96)
Year Ended October 31, 2021	10.23	0.42	1.42	1.84	(0.43)	—	(0.43)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

106

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$10.43	11.12%	$4,390,377	0.71%	5.69%	1.02%	113%
9.93	19.66	4,265,538	0.71	5.47	1.03	107
8.77	2.33	4,084,316	0.73	4.95	1.02	48
9.01	(15.40)	4,354,310	0.75	4.04	1.02	56
11.62	17.94	5,328,533	0.75	3.47	1.02	72

10.40	10.60	476,725	1.21	5.21	1.52	113
9.90	19.13	636,013	1.21	4.96	1.53	107
8.74	1.81	803,856	1.23	4.49	1.52	48
8.98	(15.80)	1,284,317	1.25	3.50	1.52	56
11.58	17.18	2,146,228	1.25	2.95	1.52	72

10.46	11.37	3,245,217	0.56	5.84	0.77	113
9.95	19.80	3,245,429	0.56	5.62	0.78	107
8.79	2.48	3,261,981	0.58	5.14	0.77	48
9.03	(15.24)	4,142,959	0.60	4.18	0.77	56
11.64	18.08	5,728,166	0.60	3.61	0.76	72

10.46	11.46	359,584	0.48	5.92	0.52	113
9.95	19.89	359,086	0.48	5.70	0.53	107
8.79	2.57	381,308	0.50	5.21	0.52	48
9.03	(15.16)	392,531	0.51	4.29	0.52	56
11.64	18.18	476,037	0.51	3.69	0.51	72

107

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 2 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Global Allocation Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	Diversified
JPMorgan Income Builder Fund	Class A, Class C, Class I and Class R6	Diversified
The investment objective of JPMorgan Global Allocation Fund (“Global Allocation Fund”) is to seek to maximize long-term total return.
The investment objective of JPMorgan Income Builder Fund (“Income Builder Fund”) is to seek to maximize income while maintaining prospects for capital appreciation.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission ("SEC") Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

108	J.P. Morgan Funds	October 31, 2025

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Global Allocation Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$3,876	$—	$3,876
Collateralized Mortgage Obligations	—	250	—	250
Commercial Mortgage-Backed Securities	—	429	— (a)	429
Common Stocks
Argentina	595	—	—	595
Australia	906	16,350	—	17,256
Austria	—	601	—	601
Belgium	—	1,923	—	1,923
Brazil	12,804	72	—	12,876
Canada	2,473	—	—	2,473
Chile	—	173	—	173
China	7,923	70,598	—	78,521
Denmark	—	7,371	—	7,371
Finland	—	2,698	—	2,698
France	—	49,077	—	49,077
Germany	143	35,482	—	35,625
Greece	—	2,444	—	2,444
Guatemala	696	—	—	696
Hong Kong	296	9,510	—	9,806
Hungary	—	1,927	—	1,927

October 31, 2025	J.P. Morgan Funds	109

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
Global Allocation Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
India	$8,619	$19,204	$—	$27,823
Indonesia	—	4,405	—	4,405
Ireland	2,727	743	—	3,470
Israel	582	1,538	—	2,120
Italy	—	7,684	—	7,684
Japan	469	78,984	—	79,453
Kazakhstan	510	—	—	510
Luxembourg	—	357	—	357
Macau	—	823	—	823
Mexico	4,466	78	—	4,544
Netherlands	4,506	21,589	—	26,095
New Zealand	149	466	—	615
Norway	706	1,262	—	1,968
Peru	986	—	—	986
Poland	—	38	—	38
Portugal	—	1,030	—	1,030
Qatar	—	982	—	982
Russia	—	—	— (a)	— (a)
Saudi Arabia	—	3,040	—	3,040
Singapore	1,662	7,690	—	9,352
South Africa	695	6,645	—	7,340
South Korea	1,299	30,760	—	32,059
Spain	136	8,068	—	8,204
Sweden	—	20,819	—	20,819
Switzerland	—	14,778	—	14,778
Taiwan	8,906	49,805	—	58,711
Thailand	—	499	—	499
Turkey	—	1,795	—	1,795
United Arab Emirates	554	1,209	— (a)	1,763
United Kingdom	2,799	36,606	—	39,405
United States	889,497	21,680	24	911,201
Total Common Stocks	955,104	540,803	24	1,495,931
Convertible Preferred Stocks	—	—	— (a)	— (a)
Corporate Bonds
Australia	—	1,978	—	1,978
Austria	—	282	—	282
Canada	—	22,844	—	22,844
Denmark	—	2,394	—	2,394
France	—	9,139	—	9,139
Germany	—	13,416	—	13,416
Hong Kong	—	201	—	201
Ireland	—	7,117	—	7,117
Italy	—	14,966	—	14,966
Luxembourg	—	287	—	287
Mexico	—	4,888	—	4,888
Netherlands	—	2,224	—	2,224
Portugal	—	4,267	—	4,267
Puerto Rico	—	540	—	540

110	J.P. Morgan Funds	October 31, 2025

Global Allocation Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Saudi Arabia	$—	$820	$—	$820
South Korea	—	2,348	—	2,348
Spain	—	6,559	—	6,559
Switzerland	—	13,638	—	13,638
Thailand	—	528	—	528
Trinidad And Tobago	—	210	—	210
United Kingdom	—	13,618	—	13,618
United States	—	326,307	4	326,311
Total Corporate Bonds	—	448,571	4	448,575
Exchange-Traded Funds	97,243	—	—	97,243
Foreign Government Securities	—	372,524	—	372,524
Investment Companies	114,375	—	—	114,375
Loan Assignments	—	—	751	751
Mortgage-Backed Securities	—	22,829	—	22,829
Supranational	—	2,406	—	2,406
U.S. Treasury Obligations	—	55,649	—	55,649
Short-Term Investments
Commercial Paper	—	681	—	681
Investment Companies	245,117	—	—	245,117
Investment of Cash Collateral from Securities Loaned	17,427	—	—	17,427
Total Short-Term Investments	262,544	681	—	263,225
Total Investments in Securities	$1,429,266	$1,448,018	$779	$2,878,063
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,448	$—	$1,448
Futures Contracts	15,476	11	—	15,487
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,665)	$—	$(2,665)
Futures Contracts	(3,863)	—	—	(3,863)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$11,613	$(1,206)	$—	$10,407

(a)	Value is zero.

Income Builder Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$27,274	$—	$27,274
Jersey	—	1,979	—	1,979
United States	—	66,815	5,576	72,391
Total Asset-Backed Securities	—	96,068	5,576	101,644
Collateralized Mortgage Obligations
United States	—	282,000	2,531	284,531
Commercial Mortgage-Backed Securities	—	395,499	—	395,499

October 31, 2025	J.P. Morgan Funds	111

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
Income Builder Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stocks
Australia	$—	$30,610	$—	$30,610
Austria	592	8,237	—	8,829
Belgium	—	6,479	—	6,479
Brazil	23,302	—	—	23,302
Canada	75,117	—	—	75,117
Chile	1,609	—	—	1,609
China	4,967	107,201	—	112,168
Denmark	—	20,317	—	20,317
Finland	—	33,759	—	33,759
France	—	122,644	—	122,644
Germany	—	102,082	—	102,082
Greece	—	7,158	—	7,158
Guatemala	1,985	—	—	1,985
Hong Kong	—	12,274	—	12,274
India	1,615	24,573	—	26,188
Indonesia	—	15,792	—	15,792
Ireland	1,415	3,539	—	4,954
Israel	—	1,871	—	1,871
Italy	—	59,068	—	59,068
Ivory Coast	—	2,454	—	2,454
Japan	141	101,493	—	101,634
Luxembourg	—	8,669	3,920	12,589
Mexico	18,258	—	—	18,258
Netherlands	9,301	66,221	—	75,522
New Zealand	—	620	—	620
Norway	623	19,242	—	19,865
Peru	1,078	—	—	1,078
Poland	—	1,733	—	1,733
Portugal	—	2,833	—	2,833
Russia	—	—	— (a)	— (a)
Saudi Arabia	—	13,645	—	13,645
Singapore	—	25,120	—	25,120
South Africa	720	10,601	—	11,321
South Korea	—	54,757	—	54,757
Spain	8,798	26,231	—	35,029
Sweden	—	43,613	—	43,613
Switzerland	—	12,783	—	12,783
Taiwan	—	117,721	—	117,721
Thailand	4,518	—	—	4,518
United Kingdom	7,905	146,968	—	154,873
United States	1,135,683	57,274	6,560	1,199,517
Total Common Stocks	1,297,627	1,267,582	10,480	2,575,689
Convertible Bonds	—	3,154	—	3,154
Convertible Preferred Stocks	—	—	— (a)	— (a)
Corporate Bonds
Angola	—	704	—	704
Argentina	—	3,105	—	3,105

112	J.P. Morgan Funds	October 31, 2025

Income Builder Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Australia	$—	$1,057	$—	$1,057
Austria	—	3,568	—	3,568
Bahrain	—	1,197	—	1,197
Brazil	—	16,057	—	16,057
Canada	—	134,484	—	134,484
Colombia	—	7,223	—	7,223
Denmark	—	285	—	285
El Salvador	—	305	—	305
Finland	—	11,311	—	11,311
France	—	55,568	— (b)	55,568
Georgia	—	654	—	654
Germany	—	9,599	—	9,599
Ireland	—	1,825	— (b)	1,825
Italy	—	5,887	—	5,887
Jamaica	—	2,664	—	2,664
Japan	—	9,032	—	9,032
Luxembourg	—	7,351	— (b)	7,351
Mexico	—	33,055	—	33,055
Morocco	—	3,517	—	3,517
Netherlands	—	17,485	—	17,485
New Zealand	—	256	—	256
Paraguay	—	255	—	255
Peru	—	3,075	—	3,075
South Africa	—	4,040	—	4,040
Spain	—	30,468	—	30,468
Sweden	—	5,840	—	5,840
Switzerland	—	21,497	—	21,497
Trinidad And Tobago	—	876	—	876
Turkey	—	5,328	—	5,328
United Kingdom	—	72,446	—	72,446
United States	—	2,256,765	2,762	2,259,527
Uzbekistan	—	4,462	—	4,462
Venezuela, Bolivarian Republic of	—	6,417	—	6,417
Total Corporate Bonds	—	2,737,658	2,762	2,740,420
Equity Linked Notes	—	494,719	—	494,719
Exchange-Traded Funds	865,848	—	—	865,848
Foreign Government Securities	—	283,317	—	283,317
Loan Assignments
Canada	—	3,393	—	3,393
France	—	154	—	154
Germany	—	526	—	526
Luxembourg	—	4,535	—	4,535
United Kingdom	—	3,109	—	3,109
United States	—	215,637	9,026	224,663
Total Loan Assignments	—	227,354	9,026	236,380
Mortgage-Backed Securities	—	2,076	—	2,076
Preferred Stocks
United States	39,923	—	2,837	42,760

October 31, 2025	J.P. Morgan Funds	113

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
Income Builder Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Rights	$—	$40	$—	$40
U.S. Treasury Obligations	—	62,658	—	62,658
Warrants
United States	—	89	— (b)	89
Short-Term Investments
Certificates of Deposits	—	152	—	152
Commercial Paper	—	1,843	—	1,843
Investment Companies	298,171	—	—	298,171
Investment of Cash Collateral from Securities Loaned	72,131	—	—	72,131
Total Short-Term Investments	370,302	1,995	—	372,297
Total Investments in Securities	$2,573,700	$5,854,209	$33,212	$8,461,121
Appreciation in Other Financial Instruments
Futures Contracts	$14,188	$—	$—	$14,188
Depreciation in Other Financial Instruments
Futures Contracts	$(9,227)	$—	$—	$(9,227)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$4,961	$—	$—	$4,961

(a)	Value is zero.
(b)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Income Builder Fund	Balance as of October 31, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2025
Investments in Securities:
Asset-Backed Securities	$8,596	$3	$(22)	$(9)	$3,568	$(6,560)	$—	$—	$5,576
Collateralized Mortgage Obligations	8,488	— (a)	(53)	(2)	4,634	(10,536)	—	—	2,531
Common Stocks	22,892	3,258	(1,882)	—	5,738	(14,524)	—	(5,002)	10,480
Convertible Bonds	3,155	—	(2,852)	—	77	(380)	—	—	—
Convertible Preferred Stocks	6,863	(1,041)	(11,639)	—	7,205	(1,388)	—	—	— (b)
Corporate Bonds	6,553	— (a)	(4,483)	170	1,687	(1,165)	—	—	2,762
Loan Assignments	8,731	— (a)	(3,704)	406	2,205	(26)	1,466	(52)	9,026
Preferred Stocks	2,054	—	783	—	—	—	—	—	2,837
Warrants	475	—	(577)	—	102	—	—	—	— (a)
Total	$67,807	$2,220	$(24,429)	$565	$25,216	$(34,579)	$1,466	$(5,054)	$33,212

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at October 31, 2025, which were valued using significant unobservable inputs (level 3), amounted to $(24,429). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the year ended October 31, 2025.

114	J.P. Morgan Funds	October 31, 2025

B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of October 31, 2025, the Funds held restricted securities, other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act, as follows:
Global Allocation Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc. - Common Stocks	11/28/2018	$276	$— (a)	0.0%
Claire's Stores, Inc. - Convertible Preferred Stocks	10/03/2018	442	— (a)	0.0%
		$718	$— (a)

(a)	Value is zero.
Income Builder Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc. - Common Stocks	11/28/2018	$3,541	$— (a)	0.0%
Claire's Stores, Inc. - Convertible Preferred Stocks	10/03/2018	5,709	— (a)	0.0%
		$9,250	$— (a)

(a)	Value is zero.
C. Loan Assignments— The Funds invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Funds invested in loan assignments of all or a portion of the loans. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan. In addition, it is unclear whether loans, loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loans are secured by collateral, a Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a Fund may not receive the proceeds from a sale of such investments for a period after the sale.
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.
D. Unfunded Commitments— Income Builder Fund entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of its normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Fund to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Fund may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of Interest income from non-affiliates on the Statements of Operations.
At October 31, 2025, Income Builder Fund had the following loan commitments outstanding in which all or a portion of the commitments were unfunded, and which could be extended at the options of the borrower:

October 31, 2025	J.P. Morgan Funds	115

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
				Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
Income Builder Fund
Clydesdale Acquisition Holdings, Inc., 1st Lien Delayed Draw Term Loan B	04/01/2032	3.250%	0.000%	$9	$9	$—	$—	$9	$9
Raven Acquisition Holdings LLC, 1st Lien Delayed Draw Term Loan	11/19/2031	3.000	0.000	210	210	—	—	210	210
E. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Income Builder Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Funds may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan. These amounts are not reflected on the Funds' Statements of Assets and Liabilities.
The Funds had when-issued securities, delayed delivery securities or forward commitments outstanding as of October 31, 2025, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at October 31, 2025 are detailed on the SOIs, if any.
F. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the

116	J.P. Morgan Funds	October 31, 2025

borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of October 31, 2025.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Global Allocation Fund	$15,719	$(15,719)	$—
Income Builder Fund	65,757	(65,757)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
G. Investment Transactions with Affiliates— The Funds invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ and ETFs' distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Global Allocation Fund
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Income ETF (a)	$—	$95,792	$—	$—	$1,451	$97,243	2,095	$2,277	$—
JPMorgan Income Fund Class R6 Shares (a)	129,656	7,154	23,592	(241)	1,398	114,375	13,315	7,153	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.01% (a) (b)	70,700	2,001,336	1,826,999	46	34	245,117	245,020	6,214	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	12,484	205,451	200,508	—	—	17,427	17,427	981 *	—
Total	$212,840	$2,309,733	$2,051,099	$(195)	$2,883	$474,162		$16,625	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Income Builder Fund
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Equity Premium Income ETF (a)	$424,858	$—	$407,778	$13,234	$(30,314)	$—	—	$25,984	$—
JPMorgan Income ETF (a)	44,356	—	20,652	698	(535)	23,867	514	1,669	—
JPMorgan Nasdaq Equity Premium Income ETF (a)	432,469	340,672	—	—	68,840	841,981	14,247	57,744	—
JPMorgan Prime Money Market Fund Class IM Shares, 4.10% (a) (b)	48,289	839,257	850,397	11	(2)	37,158	37,143	1,555	—

October 31, 2025	J.P. Morgan Funds	117

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
Income Builder Fund (continued)
For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.01% (a) (b)	$56,352	$5,016,663	$4,812,007	$51	$(46)	$261,013	260,909	$4,765	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.12% (a) (b)	86,568	396,060	410,497	—	—	72,131	72,131	3,769 *	—
Total	$1,092,892	$6,592,652	$6,501,331	$13,994	$37,943	$1,236,150		$95,486	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
H. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
I. Derivatives— The Funds used derivative instruments including options, futures contracts and forward foreign currency exchange contracts, in connection with their respective investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.

118	J.P. Morgan Funds	October 31, 2025

Notes I(1) - I(3) below describe the various derivatives used by the Funds.
(1) Options— Global Allocation Fund purchased put and call options on various instruments including futures, securities and currencies to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.
Options Purchased— Premiums paid by the Fund for options purchased are included on the Statements of Assets and Liabilities as Options Purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
The Fund’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2) Futures Contracts— The Funds used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to particular countries or regions. The Funds also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(3) Forward Foreign Currency Exchange Contracts— Global Allocation Fund is exposed to foreign currency risks associated with some or all of its portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of its investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollar without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rates of the underlying currencies. Changes in the value of these contracts are recorded as Change in net unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

October 31, 2025	J.P. Morgan Funds	119

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(4) Summary of Derivatives Information—The following tables present the value of derivatives held as of October 31, 2025, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	Global Allocation Fund	Income Builder Fund
Equity Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$12,947	$4,986
Unrealized Depreciation on Futures Contracts *	(771)	(8,646)
Foreign Exchange Rate Risk Exposure:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	1,448	—
Unrealized Depreciation on Futures Contracts *	(1,723)	—
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(2,665)	—
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	2,540	9,202
Unrealized Depreciation on Futures Contracts *	(1,369)	(581)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	11,624	4,961
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	(1,217)	—

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following tables present the effect of derivatives on the Statements of Operations for the year ended October 31, 2025, by primary underlying risk exposure:
	Global Allocation Fund	Income Builder Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$49,163	$(71,866)
Purchased Options	(4,109)	—
Foreign Exchange Rate Risk Exposure:
Futures Contracts	1,385	—
Forward Foreign Currency Exchange Contracts	(4,445)	—
Interest Rate Risk Exposure:
Futures Contracts	(9,139)	(54,509)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	$14,338	$(4,473)
Foreign Exchange Rate Risk Exposure:
Futures Contracts	279	—
Forward Foreign Currency Exchange Contracts	(255)	—
Interest Rate Risk Exposure:
Futures Contracts	6,126	85,115

120	J.P. Morgan Funds	October 31, 2025

Derivatives Volume
The table below discloses the volume of the Funds' options, futures contracts and forward foreign currency exchange contracts activity during the year ended October 31, 2025. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity (amounts in thousands, except number of contracts):
	Global Allocation Fund	Income Builder Fund
Futures Contracts:
Average Notional Balance Long	$1,264,264	$2,470,257
Average Notional Balance Short	(157,737)	(247,853)
Ending Notional Balance Long	1,100,170	2,923,899
Ending Notional Balance Short	(148,666)	(207,061)
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	(193,464)	—
Average Settlement Value Sold	77,887	—
Ending Settlement Value Purchased	(303,401)	—
Ending Settlement Value Sold	184,396	—
Exchange-Traded Options:
Average Number of Contracts Purchased	44	—
The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding options, non-deliverable forward foreign currency exchange contracts and/or OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.F), otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash for OTC derivatives. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB, an affiliate of the Funds.
The Funds' derivatives contracts held at October 31, 2025 are not accounted for as hedging instruments under GAAP.
J. Equity-Linked Notes— The Funds invested in Equity-Linked Notes (“ELNs”). These are hybrid instruments which combine both debt and equity characteristics into a single note form. ELNs' values are linked to the performance of an underlying index. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs are valued daily, under procedures adopted by the Board, based on values provided by an approved pricing source. These notes have a coupon which is accrued and recorded as interest income on the Statements of Operations. Changes in the market value of ELNs are recorded as Change in net unrealized appreciation or depreciation on the Statements of Operations. The Fund realizes a gain or loss when an ELN is sold or matures, which is recorded as Net realized gain (loss) on transactions from investments in non-affiliates on the Statements of Operations.
As of October 31, 2025, the Funds had outstanding ELNs as listed on the SOIs.
K. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, and dividend expense on securities sold short are recorded on the ex-dividend date or when a Fund first learns of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Funds. These amounts are included in Interest income from non-affiliates on the Statements of Operations.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
L. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

October 31, 2025	J.P. Morgan Funds	121

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended October 31, 2025, are as follows:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Global Allocation Fund
Transfer agency fees	$35	$13	$16	$2	$— (a)	$— (a)	$— (a)	$11	$77
Income Builder Fund
Transfer agency fees	145	25	40	n/a	n/a	n/a	n/a	17	227

(a)	Amount rounds to less than one thousand.
M. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of October 31, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
N. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
O. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly for Income Builder Fund and declared and paid at least quarterly for Global Allocation Fund. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Global Allocation Fund	$3,285	$326	$(3,611)
Income Builder Fund	—	604	(604)
The reclassifications for the Funds relate primarily to foreign currency gains or losses, tax adjustments on certain investments and tax equalization.
P. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
Q. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.

122	J.P. Morgan Funds	October 31, 2025

3. Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Global Allocation Fund	0.55%
Income Builder Fund	0.42
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended October 31, 2025, the effective rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R4, Class R5 and Class R6 Shares of each Fund do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Global Allocation Fund	0.25%	0.75%	0.50%	0.25%
Income Builder Fund	0.25	0.75	n/a	n/a
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended October 31, 2025, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Global Allocation Fund	$12	$— (a)
Income Builder Fund	123	3

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5
Global Allocation Fund	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.10%
Income Builder Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.

October 31, 2025	J.P. Morgan Funds	123

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Global Allocation Fund	1.03%	1.53%	0.78%	1.40%	1.15%	0.90%	0.75%	0.65%
Income Builder Fund	0.75	1.25	0.60	n/a	n/a	n/a	n/a	0.52

The expense limitation agreements were in effect for the year ended October 31, 2025 and are in place until at least February 28, 2026.
For the year ended October 31, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Global Allocation Fund	$600	$401	$2,575	$3,576	$— (a)
Income Builder Fund	1,966	1,311	17,171	20,448	883

(a)	Amount rounds to less than one thousand.
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the year ended October 31, 2025 were as follows:

Global Allocation Fund	$257
Income Builder Fund	250
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended October 31, 2025, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

124	J.P. Morgan Funds	October 31, 2025

4. Investment Transactions
During the year ended October 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Global Allocation Fund	$2,750,079	$3,152,365	$95,953	$60,748
Income Builder Fund	9,003,918	9,754,870	107,826	97,813
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at October 31, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Allocation Fund	$2,465,770	$461,248	$38,548	$422,700
Income Builder Fund	7,866,811	861,629	262,358	599,271
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to certain derivatives, tax adjustments on certain investments and wash sale loss deferrals.
The tax character of distributions paid during the year ended October 31, 2025 was as follows:
	Ordinary Income*	Total Distributions Paid
Global Allocation Fund	$69,049	$69,049
Income Builder Fund	468,916	468,916

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended October 31, 2024 was as follows:
	Ordinary Income*	Total Distributions Paid
Global Allocation Fund	$63,959	$63,959
Income Builder Fund	484,303	484,303

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of October 31, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Global Allocation Fund	$63,068	$152,882	$326,962
Income Builder Fund	13,607	(533,558)	548,456

The cumulative timing differences primarily consist of certain derivatives, straddle loss deferral, tax adjustments on certain investments and wash sale loss deferrals.

October 31, 2025	J.P. Morgan Funds	125

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
As of October 31, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Income Builder Fund	$342,947	$190,611
During the year ended October 31, 2025, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Global Allocation Fund	$17,633	$—
Income Builder Fund	15,910	146,813
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund at October 31, 2025. Average borrowings from the Facility during the year ended October 31, 2025 were as follows:
	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Income Builder Fund	$5,649	5.31%	1	$1
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended October 31, 2025.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended October 31, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

126	J.P. Morgan Funds	October 31, 2025

As of October 31, 2025, the Funds had individual shareholder and/or affiliated omnibus accounts each owning more than 10% of the respective Fund’s outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Global Allocation Fund	—	— %	4	45.2%
Income Builder Fund	1	16.0	2	28.1
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds invest in high yield securities that are not rated or rated below investment grade (commonly known as "junk bonds"). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.
Global Allocation Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of October 31, 2025, a significant portion of each Fund's investments consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Funds to value accurately. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Funds do not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Funds to risks of mispricing or improper valuation.
The Funds are subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.

October 31, 2025	J.P. Morgan Funds	127

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
The Funds invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit Fund's ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

128	J.P. Morgan Funds	October 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust I and Shareholders of JPMorgan Global Allocation Fund and JPMorgan Income Builder Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Global Allocation Fund and JPMorgan Income Builder Fund (two of the funds constituting JPMorgan Trust I, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
December 23, 2025
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

October 31, 2025	J.P. Morgan Funds	129

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended October 31, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended October 31, 2025:
Dividends Received Deduction
JPMorgan Global Allocation Fund	15.63%
JPMorgan Income Builder Fund	8.07
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended October 31, 2025:
Long-Term Capital Gain Distribution
JPMorgan Global Allocation Fund	$2,626
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended October 31, 2025:
Qualified Dividend Income
JPMorgan Global Allocation Fund	$21,918
JPMorgan Income Builder Fund	90,496

130	J.P. Morgan Funds	October 31, 2025

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. October 2025.
AN-IB-GAL-1025

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025, at which the Trustees considered the continuation of the investment advisory agreement for each Fund whose annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for each Fund and the other J.P. Morgan Funds overseen by the Board in which the Funds may invest (“Underlying Funds”). Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 14, 2025.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds and Underlying Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ and Underlying Funds’ performance as compared to the performance of the Funds’ and Underlying Funds’ peers and benchmarks and analyses by the Adviser of the Funds’ and Underlying Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including, with respect to the Funds and/or Underlying Funds, performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Funds and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds and Underlying Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds and Underlying Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund and Underlying Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund and Underlying Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser, earn fees from each Fund and/or Underlying Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund and/or Underlying Funds, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including the benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in the Underlying Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for each Fund in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of each Fund within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for Class I and Class R6 shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for each Fund at regular Board meetings by the Adviser and the independent consultant and also considered the special analysis prepared for certain Funds by the independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Global Allocation Fund’s performance for Class A shares was in the third, fourth and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class I shares was in the third, fifth and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the third, fourth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the Income Builder Fund’s performance for Class A shares was in the third, fourth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class I shares was in the fourth, fifth and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class R6 shares was in the third, fourth and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Groups did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Global Allocation Fund’s net advisory fee for Class A shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the second and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory contracts of the Underlying Funds in which the Fund invests.
The Trustees noted that the Income Builder Fund’s net advisory fee for Class A shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that net advisory fee for Class I shares was in the second quintile of both the Peer Group and Universe, and that actual total expenses for Class I shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that net advisory fee and actual total expenses for Class R6 shares were in the third and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory contracts of the Underlying Funds in which the Fund may invest.

Annual Financial Statements
J.P. Morgan Tax Aware Fund
October 31, 2025
JPMorgan Tax Aware Real Return Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectuses for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 91.4% (a)
Alabama — 3.3%
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	1,750	1,801
Black Belt Energy Gas District, Gas Project
Series 2022C-1, Rev., 5.25%, 12/1/2028	1,275	1,342
Series 2024D, Rev., 5.00%, 11/1/2034 (c)	5,250	5,693
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	2,700	2,924
County of Jefferson sewer, Rev., 5.25%, 10/1/2042	2,000	2,150
Lower Alabama Gas District (The), Gas Project Series 2025A, Rev., 5.00%, 12/1/2033	2,250	2,393
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024B, Rev., AMT, 4.75%, 12/1/2054	1,000	933
Selma Industrial Development Board, International Paper Co. Series 2020A, Rev., 4.20%, 5/1/2034	1,000	1,033
Selma Industrial Development Board, International Paper Co. Projects Series 2019A, Rev., 3.45%, 10/1/2031 (c)	1,000	1,011
Southeast Energy Authority A Cooperative District, Project No. 3 Series 2022A-1, Rev., 5.50%, 12/1/2029 (c)	1,000	1,084
Total Alabama		20,364
Alaska — 0.2%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation
Series 2021B-1, Rev., 4.00%, 6/1/2050	685	667
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	5,000	564
Total Alaska		1,231
Arizona — 2.8%
Arizona Industrial Development Authority, Academic of Math and Science Projects
Rev., 5.00%, 7/1/2038 (b)	250	251
Rev., 5.25%, 7/1/2043 (b)	250	249
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2023A, Rev., 5.00%, 11/1/2028	1,000	1,046
City of Glendale Water and Sewer, Senior Lien, Rev., 5.00%, 7/1/2042	350	381
City of Mesa Utility System, Rev., A.G., 5.00%, 7/1/2035	1,500	1,752
City of Phoenix Civic Improvement Corp., Senior Lien, Rev., AMT, 5.00%, 7/1/2030	1,475	1,551
City of Phoenix Civic Improvement Corp., Subordinate Excise Tax Series 2025A, Rev., 5.00%, 7/1/2037	2,000	2,314
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Maricopa County Industrial Development Authority, Valley Christian School Project Series 2023A, Rev., 6.25%, 7/1/2053 (b)	1,900	1,851
Maricopa County Unified School District No. 60 Higley
COP, A.G., 5.00%, 6/1/2037	170	187
COP, A.G., 5.00%, 6/1/2038	250	273
Pinal County Electric District No. 3, Rev., 4.00%, 7/1/2034	150	151
Salt River Project Agricultural Improvement and Power District, Arizona Electric System Series 2025C, Rev., 5.00%, 1/1/2047 (d)	1,000	1,075
Salt Verde Financial Corp. Series 2007-1, Rev., 5.00%, 12/1/2032	5,670	6,216
Total Arizona		17,297
California — 4.5%
California Community Choice Financing Authority, Clean Energy Project
Series 2021B-1, Rev., 4.00%, 8/1/2031 (c)	4,400	4,494
Series 2024H, Rev., 5.00%, 8/1/2033 (c)	1,500	1,673
Series 2025F, Rev., 5.00%, 11/1/2033 (d)	1,500	1,640
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	4,000	4,405
California County Tobacco Securitization Agency Series 2006A, Rev., Zero Coupon, 6/1/2046	2,000	456
California Health Facilities Financing Authority, Adventist Health System Series 2024A, Rev., 5.00%, 12/1/2034	1,250	1,408
California Health Facilities Financing Authority, PIH Health Series 2020A, Rev., 4.00%, 6/1/2050	1,000	881
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (b) (c)	5,150	4,120
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project, Rev., AMT, 5.00%, 7/1/2036 (b)	500	540
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.50%, 6/1/2054 (b)	500	486
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2016A, Rev., 5.25%, 12/1/2056 (b)	1,440	1,431
California Statewide Communities Development Authority, Southern California Edison Co. Series 2006C, Rev., 4.50%, 11/1/2033	1,100	1,156
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B-2, Rev., Zero Coupon, 6/1/2066	10,500	1,112
Los Angeles Department of Water and Power System Series 2024C, Rev., 5.00%, 7/1/2026	1,000	1,016
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Tax Aware Fund	1

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Los Angeles Department of Water and Power, Power System Series 2025A, Rev., 5.00%, 7/1/2055	1,000	1,047
Los Angeles Department of Water and Power, Water System Series 2017A, Rev., 4.00%, 7/1/2047	500	476
San Joaquin Valley Clean Energy Authority Series 2025A, Rev., 5.50%, 7/1/2035 (c)	1,000	1,156
Total California		27,497
Colorado — 2.2%
Boulder Valley School District No. Re-2 Boulder, GO, 4.13%, 12/1/2046	1,660	1,625
City and County of Denver, Airport System
Series 2022D, Rev., AMT, 5.50%, 11/15/2032	2,250	2,608
Series 2018A, Rev., AMT, 4.00%, 12/1/2043	1,000	931
Colorado Health Facilities Authority, Adventist Health System Series 2024A-1, Rev., 5.00%, 11/15/2029 (c)	1,000	1,084
Colorado Health Facilities Authority, CommonSpirit Health Series 2025A, Rev., 5.00%, 9/1/2032	1,500	1,680
Colorado Health Facilities Authority, Covenant Living Communities and Services Series 2025A, Rev., 5.00%, 12/1/2029	1,000	1,056
Denver Health and Hospital Authority Series 2025A, Rev., 5.13%, 12/1/2050	1,000	1,014
Dominion Water and Sanitation District, Rev., 5.25%, 12/1/2032	500	515
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (b)	1,750	1,914
Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.50%, 12/1/2037	825	740
Total Colorado		13,167
Connecticut — 0.7%
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2022A, Rev., 5.00%, 7/1/2031	1,250	1,409
Series 2022B, Rev., 5.00%, 7/1/2031	2,500	2,817
Total Connecticut		4,226
District of Columbia — 0.8%
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	2,750	3,103
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

District of Columbia — continued
Metropolitan Washington Airports Authority Dulles Toll Road Series 2019A, Rev., 5.00%, 10/1/2036	270	283
Washington Metropolitan Area Transit Authority Dedicated, Second Lien Series 2025A, Rev., 5.25%, 7/15/2055	1,500	1,598
Total District of Columbia		4,984
Florida — 3.2%
City of Melbourne Water and Sewer, Rev., 5.00%, 11/15/2039	2,355	2,606
City of South Miami Health Facilities Authority, Inc., Baptist Health South Series 2025B, Rev., 5.00%, 8/15/2030 (c)	2,000	2,185
Florida Development Finance Corp., Brightline Florida Passenger Rail Project, Rev., AMT, 5.50%, 7/1/2053	500	417
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000	1,015
Florida Local Government Finance Commission, Bridgeprep Academy Project Series 2025A, Rev., 6.00%, 6/15/2045 (b)	1,750	1,791
Hillsborough County Housing Finance Authority, Multi- Family Tampa 47th Street Apartments Series 2025A, Rev., FNMA COLL, 5.00%, 12/1/2042	1,000	1,051
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 3.85%, 11/3/2025 (c)	1,000	1,000
JEA Electric System
Series 2017B, Rev., 5.00%, 10/1/2031	4,000	4,160
Series 2020A-3, Rev., 4.00%, 10/1/2036	1,265	1,284
Palm Beach County School District Series 2023A, COP, 5.00%, 8/1/2036	1,000	1,122
Peace River Manasota Regional Water Supply Authority, Utility System Series 2025A, Rev., 5.25%, 10/1/2046	2,000	2,166
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project Series 2019A, Rev., 5.25%, 11/15/2039	1,000	990
Total Florida		19,787
Georgia — 4.4%
Brookhaven Development Authority, Children's Healthcare of Atlan Series 2019A, Rev., 4.00%, 7/1/2049	1,000	921
City of Atlanta Department of Aviation
Series 2021B, Rev., 4.00%, 7/1/2040	1,850	1,866
Series 2025BB-1, Rev., AMT, 5.25%, 7/1/2041	1,000	1,095
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Tax Aware Fund	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2013-1, Rev., 3.38%, 3/12/2027 (c)	500	501
Development Authority of Monroe County (The), Georgia Power Co. Plant Scherer Project Series 2009-2, Rev., 3.88%, 3/6/2026 (c)	1,250	1,253
Douglas County School District, GO, 5.00%, 4/1/2037	1,000	1,176
Douglasville-Douglas County Water and Sewer Authority, Rev., 5.00%, 6/1/2041	2,000	2,220
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project, Rev., RAN, 5.00%, 10/15/2030	1,000	1,106
Main Street Natural Gas, Inc., Gas Supply
Series 2023B, Rev., 5.00%, 3/1/2030 (c)	1,000	1,072
Series 2023A, Rev., 5.00%, 6/1/2030 (c)	1,300	1,378
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	2,500	2,713
Series 2023E, Subseries E-1, Rev., 5.00%, 6/1/2031 (c)	3,445	3,710
Series 2025B, Rev., 5.00%, 12/1/2035 (c)	1,000	1,097
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2019A, Rev., 5.00%, 1/1/2049	2,000	2,007
Rome Building Authority, Rome City School Project, Rev., 5.00%, 3/1/2038	1,375	1,537
Roswell Development Authority, Wellsatar Healthcare, Inc. Series 2025A, Rev., VRDO, LOC : Truist Bank, 3.95%, 11/3/2025 (c)	3,000	3,000
Total Georgia		26,652
Guam — 0.2%
Territory of Guam Series 2025G, Rev., 5.25%, 1/1/2037	875	968
Idaho — 0.3%
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2025C, Rev., 5.00%, 3/1/2035 (c)	1,500	1,658
Illinois — 5.6%
Chicago Board of Education Series 2016A, GO, 7.00%, 12/1/2044	2,675	2,682
Chicago Midway International Airport, Senior Lien Series 2023A, Rev., AMT, 5.00%, 1/1/2030	4,000	4,288
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2024D, Rev., 5.00%, 1/1/2026	1,000	1,003
Chicago O'Hare International Airport, Senior Lien Series 2023A, Rev., AMT, 5.00%, 1/1/2033	4,310	4,791
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Chicago Transit Authority Sales Tax Receipts Fund Series 2024A, Rev., 5.00%, 12/1/2049	1,750	1,803
City of Chicago
Series 2025B, GO, 5.50%, 1/1/2041	1,000	1,048
Series 2025A, GO, 6.00%, 1/1/2050	1,000	1,049
City of Chicago, Waterworks, Second Lien Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	1,265	1,348
Cook County Community Consolidated School District No. 15 Palatine, GO, 5.00%, 12/1/2038	205	223
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2021B, Rev., VRDO, LIQ : Royal Bank of Canada, 3.85%, 11/3/2025 (c)	500	500
Illinois Housing Development Authority
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	915	991
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	995	1,124
State of Illinois
Series 2017D, GO, 5.00%, 11/1/2025	5,000	5,000
Series 2022A, GO, 5.00%, 3/1/2033	6,000	6,654
Series 2024B, GO, 5.25%, 5/1/2047	1,000	1,041
Series 2024B, GO, 5.25%, 5/1/2048	1,000	1,038
Total Illinois		34,583
Indiana — 1.4%
City of Valparaiso, Green Oaks of Valparaiso Project, Rev., 5.38%, 12/1/2041 (b)	200	181
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project, Rev., 5.00%, 2/1/2026	1,000	1,001
Greater Clark County School Building Corp., AD Valorem Tax First Mortgage Series 2024A, Rev., 5.00%, 7/15/2026	700	711
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project Series 2023A, Rev., 5.00%, 6/1/2043	425	431
Indiana Finance Authority, Indiana University Health Obligated Group Series 2023B1, Rev., 5.00%, 7/1/2028 (c)	2,245	2,357
Indiana Housing and Community Development Authority, Vita of New Whiteland Project, Rev., 6.75%, 1/1/2043	2,000	1,919
Indianapolis Local Public Improvement Bond Bank, Indianapolis Public Transportation Corp. Project Series 2025A, Rev., 5.00%, 7/15/2036	1,585	1,801
Total Indiana		8,401
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Tax Aware Fund	3

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Iowa — 0.2%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	8,915	1,317
Kansas — 0.4%
City of Wichita Water and Sewer Utility Series 2016B, Rev., 4.00%, 10/1/2026	125	126
State of Kansas Department of Transportation Series 2025A, Rev., 5.00%, 9/1/2042	2,270	2,493
Total Kansas		2,619
Kentucky — 0.9%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	740	744
Kentucky Public Energy Authority, Gas Supply Series 2025B, Rev., 5.00%, 12/1/2033	3,250	3,390
Kentucky State Property and Building Commission, Project No. 132 Series A, Rev., 5.00%, 4/1/2031	1,000	1,117
Total Kentucky		5,251
Louisiana — 1.7%
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2025B, Rev., 5.00%, 5/15/2030	1,500	1,617
Series 2025A, Rev., 5.25%, 5/15/2055	1,000	1,049
Series 2025A, Rev., 5.50%, 5/15/2055	1,000	1,066
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 4.05%, 7/1/2026 (c)	5,500	5,540
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2025A, Rev., 5.00%, 5/1/2039	1,000	1,127
Total Louisiana		10,399
Maine — 0.2%
Maine Health and Higher Educational Facilities Authority Series 2023A, Rev., A.G., 5.00%, 7/1/2026	200	203
Maine Municipal Bond Bank Series 2025A, Rev., 5.00%, 11/1/2032	1,000	1,150
Total Maine		1,353
Maryland — 0.9%
County of Montgomery Series 2022A, GO, 5.00%, 8/1/2026	1,020	1,037
Maryland Stadium Authority, Built to Learn, Rev., 5.00%, 6/1/2054	1,000	1,041
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued
Maryland State Transportation Authority, Transport Facilities Project Series 2024A, Rev., 5.00%, 7/1/2036	2,000	2,319
State of Maryland Department of Transportation Series 2025A, Rev., 4.00%, 4/1/2040	1,000	1,015
Total Maryland		5,412
Massachusetts — 3.7%
Commonwealth of Massachusetts Series 2025A, GO, 5.00%, 4/1/2046	1,000	1,070
Commonwealth of Massachusetts, Consolidated Loan of 2018 Series 2018B, GO, 5.00%, 1/1/2030	1,415	1,489
Commonwealth of Massachusetts, Consolidated Loan of 2022 Series 2022E, GO, 5.00%, 11/1/2049	3,030	3,161
Massachusetts Development Finance Agency, Boston Medical Center Issue Series 2025W, Rev., 4.25%, 7/1/2055	1,000	959
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024U-1, Rev., VRDO, LOC : TD Bank NA, 3.95%, 11/3/2025 (c)	10,000	10,000
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue, Rev., 5.00%, 7/1/2029	1,000	1,052
Massachusetts Development Finance Agency, PRG Medford Properties, Inc. Issue Tufts University Student Housing Program, Rev., 5.25%, 6/1/2044	1,000	1,072
Massachusetts Municipal Wholesale Electric Co., Project 2015A Series 2021A, Rev., 4.00%, 7/1/2039	1,000	1,015
Massachusetts Water Resources Authority, Green Bond Series 2016C, Rev., 4.00%, 8/1/2040	1,000	1,001
Town of Brookline, Purpose Loan, GO, 4.00%, 5/15/2044	2,000	1,982
Total Massachusetts		22,801
Michigan — 0.3%
City of Detroit, Unlimited Tax Series 2021A, GO, 5.00%, 4/1/2037	400	425
Michigan State Hospital Finance Authority, Corewell Health Series 2025B-2, Rev., 5.00%, 6/1/2035 (c)	1,000	1,124
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (c)	125	125
Total Michigan		1,674
Minnesota — 0.6%
County of Hennepin Series 2018A, GO, 5.00%, 12/1/2029	1,010	1,062
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Tax Aware Fund	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Minnesota Housing Finance Agency, Residential Housing Series 2024O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	980	1,096
Minnesota Municipal Gas Agency Series Subseries,2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 12/1/2027	1,435	1,460
Total Minnesota		3,618
Mississippi — 0.1%
Jackson State University Educational Building Corp. Series 2021A, Rev., 1.40%, 3/1/2034	1,000	864
Missouri — 0.6%
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.75%, 11/3/2025 (c)	150	150
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024A-1, Rev., 5.00%, 6/1/2054 (b)	575	543
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	905	989
Missouri State Environmental Improvement and Energy Resources Authority, Union Improvement Co. Project Series 1998C, Rev., 2.75%, 9/1/2033	1,000	935
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015B, Rev., 5.00%, 7/1/2026	1,000	1,001
Total Missouri		3,618
Nebraska — 0.2%
Nebraska Public Power District Series C, Rev., 5.00%, 1/1/2029	1,040	1,043
Nevada — 0.0% ^
County of Clark, Nevada Improvement District No. 158, 5.00%, 8/1/2034	10	10
New Hampshire — 0.6%
New Hampshire Business Finance Authority Series 2025-1, Class A, Rev., 4.09%, 1/20/2041 (c)	1,244	1,239
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners
Series 2025A, Rev., 5.00%, 12/1/2035	1,000	1,119
Series 2025A, Rev., 5.50%, 6/1/2050	1,000	1,055
Total New Hampshire		3,413
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — 2.8%
Camden County Improvement Authority (The), Camden Prep High School Project, Rev., 5.00%, 7/15/2042 (b)	585	592
New Jersey Economic Development Authority, School Facilities Construction Series 2023RRR, Rev., 5.00%, 3/1/2026	4,500	4,530
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2023BB, Rev., 5.00%, 6/15/2046	1,250	1,312
New Jersey Transportation Trust Fund Authority, Transportation System Series 2024AA, Rev., 5.00%, 6/15/2040	1,000	1,108
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2033	5,000	5,202
Series 2018A, Rev., 5.00%, 6/1/2034	1,340	1,388
Series 2018A, Rev., 5.00%, 6/1/2036	2,000	2,056
Series 2018A, Rev., 5.00%, 6/1/2046	1,000	989
Total New Jersey		17,177
New Mexico — 0.7%
City of Farmington, San Juan Project Series 2010B, Rev., 3.88%, 6/1/2029 (c)	1,250	1,265
County of Santa Fe, Cresta Ranch Apartments Series 2024, Rev., 3.29%, 6/1/2028 (c)	2,000	2,007
Loving Municipal School District No. 10
GO, 5.00%, 9/15/2026	360	367
GO, 5.00%, 9/15/2027	340	353
GO, 5.00%, 9/15/2028	300	312
Total New Mexico		4,304
New York — 9.4%
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project
Rev., 5.00%, 7/1/2030	510	545
Rev., 5.00%, 7/1/2034	210	226
City of New York, Fiscal Year 2014 Series 2014D-4, GO, VRDO, LOC : TD Bank NA, 4.00%, 11/3/2025 (c)	2,500	2,500
City of New York, Fiscal Year 2021
Series 2021F Subseries F-1, GO, 5.00%, 3/1/2036	1,000	1,091
Series 2021F, Subseries F-1, GO, 5.00%, 3/1/2037	2,000	2,170
Hudson Yards Infrastructure Corp., Second Indenture Series 2017A, Rev., 5.00%, 2/15/2031	1,500	1,545
Long Island Power Authority, Electric System
Series 2025B, Rev., VRDO, 3.00%, 9/1/2028 (c)	1,000	991
Series 2024B, Rev., 3.00%, 9/1/2029 (c)	5,250	5,326
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Tax Aware Fund	5

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Metropolitan Transportation Authority Series 2020C-1, Rev., 5.25%, 11/15/2055	1,000	1,029
Metropolitan Transportation Authority, Climate Bond
Series 2025B, Rev., 5.00%, 11/15/2035	1,000	1,147
Series 2025A, Rev., 5.25%, 11/15/2045	1,000	1,072
New York City Housing Development Corp. Series 2025A, Rev., FHLMC COLL, 5.20%, 2/1/2055	1,750	1,798
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project, Class F, Rev., 5.25%, 12/15/2031	1,300	1,340
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 3.90%, 11/3/2025 (c)	500	500
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries AA-3, Rev., 5.00%, 6/15/2047	3,525	3,692
New York City Transitional Finance Authority Building Aid Series 2026, S-1, Rev., 5.00%, 7/15/2041	1,000	1,104
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series 2020B-1, Rev., 5.00%, 11/1/2025	900	900
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024 Series 2024C, Rev., 5.25%, 5/1/2050	1,500	1,585
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured Series B, Rev., A.G. - CR, Zero Coupon, 11/15/2049	8,770	2,820
New York Liberty Development Corp., Secured by Port Authority Series 1WTC-2021, Rev., 2.75%, 2/15/2044	1,000	759
New York Liberty Development Corp., World Trade Centre Series 1WTC-2021, Rev., 2.25%, 2/15/2041	500	387
New York Power Authority Series 2020A, Rev., 4.00%, 11/15/2045	2,250	2,148
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center Series 2025 2-B, Rev., 5.00%, 7/1/2032 (c)	1,000	1,121
New York State Dormitory Authority, Mount Sinai Obligated Group, Rev., 5.25%, 7/1/2050	1,500	1,510
New York State Dormitory Authority, New York University Series 2025A, Rev., 5.00%, 7/1/2048	1,250	1,312
New York State Dormitory Authority, Personal Income Tax, General Purpose Series 2017A, Rev., 4.00%, 2/15/2034	1,000	1,009
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York State Dormitory Authority, Sales Tax
Series 2025A, Rev., 5.00%, 3/15/2043	2,555	2,781
Series 2025A, Rev., 4.25%, 3/15/2048	1,250	1,218
New York State Dormitory Authority, School Districts Financing Program Series 2025A, Rev., A.G., 5.00%, 10/1/2036	1,000	1,150
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2021E, Rev., 4.00%, 3/15/2042	2,000	1,962
Series 2020A, Rev., 4.00%, 3/15/2047	1,930	1,818
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program
Series 2022B, Rev., 5.00%, 9/15/2032	100	116
Series 2022B, Rev., 5.00%, 9/15/2033	415	479
Series 2022B, Rev., 5.00%, 9/15/2036	185	209
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2031	1,000	1,032
Series 2023, Rev., AMT, 6.00%, 4/1/2035	1,000	1,104
New York Transportation Development Corp., JFK International Airport New Terminal One Project
Series 2023, Rev., AMT, A.G., 5.00%, 6/30/2049	1,200	1,208
Series 2024A, Rev., AMT, A.G., 5.25%, 12/31/2054	1,000	1,030
Onondaga Civic Development Corp., Syracuse University Project, Rev., 4.50%, 12/1/2050	1,000	992
Port Authority of New York and New Jersey, Consolidated Series 248, Rev., 5.00%, 1/15/2050	1,000	1,056
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox Series 2025A, Rev., 5.25%, 12/1/2054	1,000	1,059
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2041 (b)	1,000	995
Total New York		57,836
North Carolina — 2.2%
County of Buncombe, Limited Tax, Rev., 5.00%, 6/1/2032	525	602
County of Durham Series 2023A, Rev., 5.00%, 6/1/2026	1,285	1,302
County of Harnett, Limited Tax, Rev., 5.00%, 4/1/2041	335	368
County of Wake
GO, 5.00%, 4/1/2028	1,315	1,393
Series 2025A, Rev., 5.00%, 5/1/2038	1,000	1,152
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Tax Aware Fund	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — continued
Series 2025A, Rev., 5.00%, 5/1/2039	1,000	1,142
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Project Hero, Rev., AMT, 3.13%, 12/1/2026 (c) (d)	1,455	1,454
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (c)	1,000	1,000
Series 53-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	980	1,061
Series 58-A, Rev., GNMA / FNMA / FHLMC, 6.50%, 1/1/2056	2,000	2,290
Series 59-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2057 (d)	1,000	1,141
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	250	251
State of North Carolina, Limited Obligation Series 2017B, Rev., 5.00%, 5/1/2027	100	103
Total North Carolina		13,259
North Dakota — 0.0% ^
North Dakota Building Authority Series 2020A, Rev., 5.00%, 12/1/2035	220	240
Ohio — 2.2%
Buckeye Tobacco Settlement Financing Authority
Series 2020B-2, Rev., 5.00%, 6/1/2055	3,770	3,159
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	8,410	795
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2025A, Rev., 5.00%, 11/1/2040	1,000	1,104
County of Montgomery, Ohio Health care Facilities Solvita Project, Rev., 5.25%, 9/1/2049	1,250	1,290
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	2,140	2,194
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2005C, Rev., AMT, 3.70%, 4/1/2028	1,250	1,250
Ohio Water Development Authority Water Pollution Control Loan Fund
Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 4.00%, 11/3/2025 (c)	250	250
Series 2023B, Rev., 5.00%, 12/1/2033	2,000	2,325
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project Series 2024B, Rev., 5.00%, 12/1/2040	760	832
Total Ohio		13,199
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oklahoma — 1.5%
Oklahoma Capitol Improvement Authority, Oklahoma Department of Transportation Project Series 2025A, Rev., 5.00%, 7/1/2036	1,000	1,157
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2057	1,500	1,503
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	1,000	1,127
Oklahoma Industries Authority, Oklahoma County Independent School District No. 89 Oklahoma City Series 2024, Rev., 5.00%, 4/1/2032	1,350	1,534
Oklahoma Turnpike Authority, Turnpike System, Second Senior Series 2017A, Rev., 5.00%, 1/2/2026	2,000	2,007
Oklahoma Water Resources Board, Clean Water Program Series 2025A, Rev., 5.00%, 4/1/2045	1,000	1,076
Oklahoma Water Resources Board, State Loan Program Series 2023C, Rev., 5.00%, 10/1/2037	810	913
Total Oklahoma		9,317
Oregon — 1.9%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	2,500	1,660
Oregon State Facilities Authority, Peacehealth Series 2018A, Rev., VRDO, LOC : US Bank NA, 3.85%, 11/3/2025 (c)	10,000	10,000
Total Oregon		11,660
Other — 0.2%
FHLMC Multifamily VRD Certificates, Rev., 4.71%, 1/25/2043 (c)	997	1,026
Pennsylvania — 4.0%
Allegheny County Airport Authority, Pittsburgh International Airport Series 2023A, Rev., AMT, A.G., 5.50%, 1/1/2043	1,500	1,610
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2026	380	385
Rev., 5.00%, 6/1/2027	500	516
Rev., 5.00%, 6/1/2028	880	927
Rev., 5.00%, 6/1/2029	380	400
Commonwealth of Pennsylvania
Series 2024B, GO, 4.00%, 8/15/2041	1,695	1,717
Series 2024-1, GO, 4.00%, 8/15/2042	1,815	1,820
Delaware River Port Authority, Rev., 5.00%, 1/1/2037	1,000	1,151
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Tax Aware Fund	7

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (c)	2,900	2,979
Pennsylvania Economic Development Financing Authority, Junior Guaranteed, Capitol Region Parking System Series 2024B, Rev., GTD, 4.25%, 1/1/2050	1,000	969
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Rev., AMT, A.G., 5.00%, 12/31/2057	1,695	1,720
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Series 2024B-2, Rev., 4.38%, 11/1/2054	2,250	2,067
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2024 -147A, Rev., 6.25%, 10/1/2054	988	1,089
Series 2024-146A, Rev., 6.25%, 10/1/2054	980	1,074
Series 2025-150A, Rev., 6.25%, 10/1/2055	1,500	1,702
Pennsylvania Turnpike Commission Series 2016A-3, Rev., 5.00%, 12/1/2027	1,445	1,480
Pennsylvania Turnpike Commission, Subordinate Series 2024-1, Rev., 5.00%, 6/1/2031	1,285	1,431
Philadelphia Gas Works Co., 1998 General Ordinance Series 17B, Rev., 5.00%, 8/1/2026	1,500	1,523
Total Pennsylvania		24,560
Puerto Rico — 1.3%
Children's Trust Fund, Tobacco Settlement Asset-Backed Series 2005A, Rev., Zero Coupon, 5/15/2050	4,505	925
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	1,500	1,542
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2029	1,000	884
Series A-1, Rev., 5.00%, 7/1/2058	4,975	4,832
Total Puerto Rico		8,183
Rhode Island — 0.4%
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group, Rev., 5.00%, 5/15/2041	1,000	1,050
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	1,500	1,483
Total Rhode Island		2,533
South Carolina — 0.6%
Horry County School District Series 2015A, GO, SCSDE, 4.00%, 12/9/2025	1,000	1,001
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

South Carolina — continued
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Series 2025, Rev., 4.00%, 3/1/2035 (c)	1,000	1,023
South Carolina Public Service Authority Series 2025A, Rev., 5.00%, 12/1/2046	1,500	1,565
Total South Carolina		3,589
South Dakota — 0.2%
South Dakota Housing Development Authority Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	995	1,133
Tennessee — 4.3%
City of Clarksville Water Sewer and Gas Series 2021A, Rev., 4.00%, 2/1/2051	1,950	1,815
City of Murfreesboro, GO, 5.00%, 6/1/2029	275	299
Knox County Health Educational and Housing Facility Board, University of Tennessee Project Series 2024A-1, Rev., 5.50%, 7/1/2059	1,000	1,056
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,260	1,201
Metropolitan Government of Nashville and Davidson County Series 2024C, GO, 5.00%, 1/1/2040	1,000	1,110
Metropolitan Government of Nashville and Davidson County, Electric System Series 2024A, Rev., 5.00%, 5/15/2040	1,025	1,142
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.50%, 7/1/2038	1,500	1,665
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	1,400	1,454
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group
Series 2024B, Rev., 5.00%, 9/1/2029 (c)	1,110	1,175
Series 2024A, Rev., 5.25%, 9/1/2034	2,960	3,326
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	7,265	7,418
Tennessee Energy Acquisition Corp., Gas Project Series 2023A-1, Rev., 5.00%, 5/1/2028 (c)	4,685	4,855
Total Tennessee		26,516
Texas — 11.0%
Central Texas Turnpike System, First Tier Series 2024B, Rev., 5.00%, 5/15/2030 (c)	1,000	1,073
Central Texas Turnpike System, Second Tier
Series 2024C, Rev., 5.00%, 8/15/2033	2,000	2,287
Series 2024C, Rev., 5.00%, 8/15/2034	1,250	1,437
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Tax Aware Fund	October 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of Austin, GO, 5.00%, 9/1/2041	2,200	2,443
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2020B-2, Rev., AMT, 5.00%, 7/15/2027	1,000	1,020
Series 2024B, Rev., AMT, 5.25%, 7/15/2033	2,000	2,167
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., A.G., 5.75%, 12/1/2032 (e)	5,550	6,675
City of Killeen, Combination Tax
GO, 4.00%, 8/1/2041	2,455	2,477
GO, 4.13%, 8/1/2042	2,555	2,576
City of Pflugerville, Combination Tax Series 2023A, GO, 4.13%, 8/1/2053	1,000	929
City of Round Rock, GO, 5.00%, 8/15/2027	1,240	1,291
County of Fort Bend Toll Road, Senior Lien
Rev., A.G., 5.00%, 3/1/2039	1,000	1,102
Rev., A.G., 5.00%, 3/1/2046	1,750	1,842
County of Tarrant, GO, 5.00%, 7/15/2033	500	563
Crandall Independent School District, Unlimited Tax, GO, PSF-GTD, 4.25%, 2/1/2053	500	486
Dallas Fort Worth International Airport
Series 2025A-2, Rev., AMT, 5.00%, 11/1/2029 (c)	5,500	5,817
Series 2025A-2, Rev., AMT, 5.00%, 11/1/2032 (c)	1,000	1,094
Hurst-Euless-Bedford Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 8/15/2050	2,100	1,959
Lewisville Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 8/15/2041	2,500	2,535
Lower Colorado River Authority, LCRA Transmission Services Corp. Project Series 2019A, Rev., 5.00%, 5/15/2029	1,050	1,131
Lower Colorado River Authority, LCRA Transmission Services Corp., Project Series 2021, Rev., 5.00%, 5/15/2029	1,145	1,233
Mansfield Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	1,000	924
McKinney Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2033	2,650	2,954
Mission Economic Development Corp., Graphic Packaging International LLC Project, Rev., AMT, 5.00%, 6/1/2030 (c)	1,000	1,040
New Caney Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2054	1,000	923
New Hope Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes, Inc., Project Series 2025, Rev., 5.25%, 1/1/2036 (d)	1,000	1,092
North Texas Municipal Water District Water System, Rev., 5.00%, 9/1/2036	1,000	1,148
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
North Texas Tollway Authority, First Tier Series 2023A, Rev., 5.00%, 1/1/2026	1,000	1,003
Pearland Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2026	2,000	2,013
Plano Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2043	1,500	1,494
Round Rock Independent School District Series 2025B, GO, PSF-GTD, 5.00%, 8/1/2039	1,000	1,129
State of Texas, Transportation Commission Mobility Fund Series 2024, GO, 5.00%, 10/1/2027	1,000	1,046
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025C, Rev., 5.00%, 11/15/2032 (c)	2,500	2,778
Taylor Independent School District, GO, PSF-GTD, 5.00%, 2/15/2026 (e)	1,150	1,158
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2024, Rev., 5.00%, 1/1/2034 (c)	2,000	2,201
Texas Water Development Board, State Water Implementation Fund
Series 2019A, Rev., 5.00%, 10/15/2026	1,000	1,022
Series 2018B, Rev., 5.00%, 10/15/2029	1,000	1,070
Series 2024A, Rev., 4.00%, 10/15/2042	1,075	1,083
Series 2024A, Rev., 4.25%, 10/15/2051	1,000	961
Trinity River Authority, Walker-Calloway System, Rev., 5.00%, 2/1/2031	220	230
Total Texas		67,406
Utah — 0.5%
Intermountain Power Agency, Utah Power Supply Series 2022A, Rev., 5.00%, 7/1/2038	2,000	2,151
Utah Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	985	1,099
Total Utah		3,250
Virginia — 2.4%
Henrico County Economic Development Authority, Westminster-Canterbury Corp., Rev., 4.00%, 10/1/2040	330	325
Virginia Port Authority, Rev., 5.00%, 7/1/2042	1,500	1,644
Virginia Public Building Authority Series 2015A, Rev., 4.00%, 8/1/2031	1,485	1,486
Virginia Public School Authority, 1997 Resolution Series 2025A, Rev., 5.00%, 8/1/2038	2,000	2,308
Virginia Public School Authority, Prince William County, Rev., 4.25%, 10/1/2039	5,525	5,834
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Tax Aware Fund	9

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
Virginia Small Business Financing Authority, Environmental Facilities Pure Salmon Virginia LLC Project, Rev., AMT, 4.00%, 11/20/2025 (c)	2,000	2,001
Virginia Small Business Financing Authority, Senior Lien, Transform 66 P3 Project, Rev., AMT, 5.00%, 12/31/2056	1,000	973
Total Virginia		14,571
Washington — 3.5%
Energy Northwest, Project 1 Series 2025A, Rev., 5.00%, 7/1/2034	1,000	1,176
King County School District No. 403 Renton, Unlimited Tax, GO, 4.00%, 12/1/2039	4,560	4,663
State of Washington Series 2026A, GO, 5.00%, 8/1/2037	2,000	2,324
State of Washington Motor Vehicle Fuel Tax Series 2024B, GO, 5.00%, 6/1/2045	2,000	2,123
State of Washington, Various Purpose
Series R-2022A, GO, 4.00%, 2/1/2036	4,335	4,554
Series 2022C, GO, 5.00%, 2/1/2042	2,000	2,135
Series 2025A, GO, 5.00%, 8/1/2046	2,500	2,667
Washington State Housing Finance Commission, Blakeley and Laurel Villages Portfolio Series 2025A, Rev., 5.50%, 7/1/2050 (b)	500	506
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (b)	1,415	1,395
Total Washington		21,543
West Virginia — 0.2%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Commercial Metal Co. Project, Rev., AMT, 4.63%, 5/15/2032 (c)	1,000	1,016
Wisconsin — 2.1%
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (b)	130	116
Public Finance Authority, Astro Texas Land Projects, Rev., 5.00%, 12/15/2036 (b)	849	832
Public Finance Authority, Eastern Michigan University Student Housing Project Series 2022A-1, Rev., 5.25%, 7/1/2033	500	563
Public Finance Authority, Senior Lien
Rev., AMT, 5.50%, 7/1/2044	1,000	1,037
Rev., AMT, 5.75%, 7/1/2049	2,000	2,089
State of Wisconsin Series 2021A, GO, 5.00%, 5/1/2036	1,470	1,544
University of Wisconsin Hospitals and Clinics Series 2024B, Rev., 5.00%, 10/1/2031 (c)	1,000	1,101
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group, Rev., 5.25%, 8/15/2050	1,000	1,046
Wisconsin Health and Educational Facilities Authority, Marquette University, Rev., 5.00%, 10/1/2032	400	430
Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin, Inc., (The) Series 2008B, Rev., VRDO, LOC : TD Bank NA, 4.00%, 11/3/2025 (c)	2,200	2,200
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	980	1,059
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055	990	1,082
Total Wisconsin		13,099
Total Municipal Bonds (Cost $546,239)		559,624
	NO. OF CONTRACTS
Options Purchased — 0.0% ^
Call Options Purchased — 0.0% ^
U.S. Treasury 30 Year Bond
1/23/2026 at USD 130.00, American Style
Notional Amount: USD 100,000
Counterparty: Exchange-Traded *	1,000	94
U.S. Treasury 30 Year Bond
1/23/2026 at USD 140.00, American Style
Notional Amount: USD 100,000
Counterparty: Exchange-Traded *	1,000	23
Total Call Options Purchased (Cost $219)		117
	SHARES (000)
Short-Term Investments — 6.2%
Investment Companies — 6.2%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (f) (g) (Cost $37,980)	37,979	37,983
Total Investments — 97.6% (Cost $584,438)		597,724
Other Assets in Excess of Liabilities — 2.4%		14,507
NET ASSETS — 100.0%		612,231

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Tax Aware Fund	October 31, 2025

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of October 31, 2025.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of October 31, 2025.
Futures contracts outstanding as of October 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	31	12/19/2025	USD	3,495	23
U.S. Treasury Long Bond	113	12/19/2025	USD	13,270	363
					386
Short Contracts
U.S. Treasury 10 Year Ultra Note	(35)	12/19/2025	USD	(4,045)	(58)
U.S. Treasury Ultra Bond	(39)	12/19/2025	USD	(4,734)	(176)
					(234)
					152

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Tax Aware Fund	11

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
Centrally Cleared Inflation-linked swap contracts outstanding as of October 31, 2025 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	2.52% at termination	Receive	5/12/2030	USD156,660	(46)	128	82
CPI-U at termination	2.54% at termination	Receive	3/6/2030	USD5,170	—	8	8
CPI-U at termination	2.55% at termination	Receive	3/3/2030	USD188,160	—	285	285
CPI-U at termination	2.55% at termination	Receive	6/3/2030	USD12,420	—	6	6
CPI-U at termination	2.56% at termination	Receive	1/31/2030	USD20,133	—	37	37
					(46)	464	418
CPI-U at termination	2.53% at termination	Receive	10/24/2030	USD24,285	—	— *	— *
CPI-U at termination	2.68% at termination	Receive	8/13/2030	USD12,115	—	(62)	(62)
					—	(62)	(62)
					(46)	402	356

Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

*	Amount rounds to less than one thousand.
(a)	Value of floating rate index at October 31, 2025 was as follows:

FLOATING RATE INDEX	VALUE
CPI-U	3.25%

Written Call Options Contracts as of October 31, 2025 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
U.S. Treasury 30 Year Bond	Exchange-Traded	2,000	USD 200,000	USD 135.00	1/23/2026	(78)
Total Written Options Contracts (Premiums Received $ (156))						(78)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Tax Aware Fund	October 31, 2025

STATEMENT OF ASSETS AND LIABILITIES
AS OF October 31, 2025
(Amounts in thousands, except per share amounts)

JPMorgan Tax Aware Real Return Fund
ASSETS:
Investments in non-affiliates, at value	$559,624
Investments in affiliates, at value	37,983
Options purchased, at value	117
Deposits at broker for futures contracts and options	486
Deposits at broker for centrally cleared swaps	12,829
Receivables:
Investment securities sold — delayed delivery securities	305
Fund shares sold	343
Interest from non-affiliates	7,146
Dividends from affiliates	87
Variation margin on centrally cleared swaps	354
Total Assets	619,274
LIABILITIES:
Payables:
Due to custodian	5
Investment securities purchased — delayed delivery securities	6,408
Fund shares redeemed	201
Variation margin on futures contracts	1
Options written, at value	78
Accrued liabilities:
Investment advisory fees	123
Administration fees	4
Distribution fees	26
Service fees	44
Custodian and accounting fees	25
Trustees’ and Chief Compliance Officer’s fees	— (a)
Other	128
Total Liabilities	7,043
Net Assets	$612,231

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Tax Aware Fund	13

STATEMENT OF ASSETS AND LIABILITIES
AS OF October 31, 2025 (continued)
(Amounts in thousands, except per share amounts)
JPMorgan Tax Aware Real Return Fund
NET ASSETS:
Paid-in-Capital	$723,409
Total distributable earnings (loss)	(111,178)
Total Net Assets	$612,231
Net Assets:
Class A	$108,663
Class C	4,500
Class I	400,275
Class R6	98,793
Total	$612,231
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	11,500
Class C	477
Class I	42,239
Class R6	10,433
Net Asset Value (a):
Class A — Redemption price per share	$9.45
Class C — Offering price per share (b)	9.43
Class I — Offering and redemption price per share	9.48
Class R6 — Offering and redemption price per share	9.47
Class A maximum sales charge	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$9.82
Cost of investments in non-affiliates	$546,239
Cost of investments in affiliates	37,980
Cost of options purchased	219
Premiums received from options written	156
Net upfront receipts on centrally cleared swaps	(46)

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Tax Aware Fund	October 31, 2025

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED October 31, 2025
(Amounts in thousands)

JPMorgan Tax Aware Real Return Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$21,306
Dividend income from affiliates	1,141
Total investment income	22,447
EXPENSES:
Investment advisory fees	2,025
Administration fees	434
Distribution fees:
Class A	259
Class C	29
Service fees:
Class A	259
Class C	10
Class I	942
Custodian and accounting fees	105
Interest expense to affiliates	— (a)
Professional fees	116
Trustees’ and Chief Compliance Officer’s fees	27
Printing and mailing costs	38
Registration and filing fees	94
Transfer agency fees	11
Other	19
Total expenses	4,368
Less fees waived	(1,617)
Net expenses	2,751
Net investment income (loss)	19,696
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(6,458)
Investments in affiliates	— (a)
Futures contracts	626
Swaps	4,522
Net realized gain (loss)	(1,310)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	7,927
Investments in affiliates	1
Options purchased	(102)
Futures contracts	165
Options written	78
Swaps	(2,806)
Change in net unrealized appreciation/depreciation	5,263
Net realized/unrealized gains (losses)	3,953
Change in net assets resulting from operations	$23,649

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Tax Aware Fund	15

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Tax Aware Real Return Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$19,696	$17,693
Net realized gain (loss)	(1,310)	(10,128)
Change in net unrealized appreciation/depreciation	5,263	33,704
Change in net assets resulting from operations	23,649	41,269
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,308)	(2,895)
Class C	(106)	(116)
Class I	(12,908)	(11,274)
Class R6	(3,323)	(3,540)
Total distributions to shareholders	(19,645)	(17,825)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	42,389	35,229
NET ASSETS:
Change in net assets	46,393	58,673
Beginning of period	565,838	507,165
End of period	$612,231	$565,838
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Tax Aware Fund	October 31, 2025

	JPMorgan Tax Aware Real Return Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$32,939	$25,403
Distributions reinvested	3,084	2,728
Cost of shares redeemed	(25,359)	(25,115)
Change in net assets resulting from Class A capital transactions	10,664	3,016
Class C
Proceeds from shares issued	1,727	784
Distributions reinvested	91	97
Cost of shares redeemed	(1,322)	(1,623)
Change in net assets resulting from Class C capital transactions	496	(742)
Class I
Proceeds from shares issued	184,801	197,930
Distributions reinvested	11,066	9,354
Cost of shares redeemed	(171,661)	(154,658)
Change in net assets resulting from Class I capital transactions	24,206	52,626
Class R6
Proceeds from shares issued	39,862	20,398
Distributions reinvested	1,164	1,093
Cost of shares redeemed	(34,003)	(41,162)
Change in net assets resulting from Class R6 capital transactions	7,023	(19,671)
Total change in net assets resulting from capital transactions	$42,389	$35,229
SHARE TRANSACTIONS:
Class A
Issued	3,525	2,696
Reinvested	331	290
Redeemed	(2,716)	(2,676)
Change in Class A Shares	1,140	310
Class C
Issued	184	83
Reinvested	10	11
Redeemed	(141)	(173)
Change in Class C Shares	53	(79)
Class I
Issued	19,743	20,971
Reinvested	1,184	993
Redeemed	(18,412)	(16,453)
Change in Class I Shares	2,515	5,511
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Tax Aware Fund	17

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Tax Aware Real Return Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024
SHARE TRANSACTIONS: (continued)
Class R6
Issued	4,274	2,165
Reinvested	124	116
Redeemed	(3,652)	(4,371)
Change in Class R6 Shares	746	(2,090)
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Tax Aware Fund	October 31, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

19

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Tax Aware Real Return Fund
Class A
Year Ended October 31, 2025	$9.38	$0.30	$0.07	$0.37	$(0.30)
Year Ended October 31, 2024	8.95	0.29	0.44	0.73	(0.30)
Year Ended October 31, 2023	9.06	0.26	(0.11)	0.15	(0.26)
Year Ended October 31, 2022	9.94	0.14	(0.88)	(0.74)	(0.14)
Year Ended October 31, 2021	9.11	0.13	0.84	0.97	(0.14)
Class C
Year Ended October 31, 2025	9.36	0.25	0.07	0.32	(0.25)
Year Ended October 31, 2024	8.93	0.24	0.44	0.68	(0.25)
Year Ended October 31, 2023	9.04	0.21	(0.11)	0.10	(0.21)
Year Ended October 31, 2022	9.92	0.09	(0.87)	(0.78)	(0.10)
Year Ended October 31, 2021	9.09	0.08	0.84	0.92	(0.09)
Class I
Year Ended October 31, 2025	9.41	0.32	0.07	0.39	(0.32)
Year Ended October 31, 2024	8.98	0.32	0.43	0.75	(0.32)
Year Ended October 31, 2023	9.09	0.29	(0.12)	0.17	(0.28)
Year Ended October 31, 2022	9.97	0.17	(0.88)	(0.71)	(0.17)
Year Ended October 31, 2021	9.13	0.16	0.84	1.00	(0.16)
Class R6
Year Ended October 31, 2025	9.40	0.33	0.07	0.40	(0.33)
Year Ended October 31, 2024	8.97	0.33	0.43	0.76	(0.33)
Year Ended October 31, 2023	9.08	0.30	(0.12)	0.18	(0.29)
Year Ended October 31, 2022	9.96	0.18	(0.88)	(0.70)	(0.18)
Year Ended October 31, 2021	9.13	0.17	0.83	1.00	(0.17)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Tax Aware Fund	October 31, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$9.45	4.00%	$108,663	0.69%	3.19%	1.00%	65%
9.38	8.15	97,166	0.69	3.10	1.02	74
8.95	1.60	89,954	0.69	2.83	1.01	60
9.06	(7.46)	77,066	0.74	1.48	1.00	68
9.94	10.68	97,845	0.75	1.33	1.01	7

9.43	3.49	4,500	1.19	2.68	1.52	65
9.36	7.62	3,971	1.19	2.60	1.54	74
8.93	1.08	4,493	1.19	2.31	1.52	60
9.04	(7.93)	6,183	1.24	0.98	1.50	68
9.92	10.17	7,095	1.25	0.84	1.51	7

9.48	4.25	400,275	0.44	3.44	0.74	65
9.41	8.39	373,646	0.44	3.35	0.77	74
8.98	1.84	307,086	0.44	3.06	0.75	60
9.09	(7.20)	415,000	0.49	1.74	0.75	68
9.97	11.04	429,314	0.50	1.61	0.76	7

9.47	4.35	98,793	0.34	3.54	0.50	65
9.40	8.51	91,055	0.34	3.45	0.52	74
8.97	1.95	105,632	0.34	3.20	0.51	60
9.08	(7.11)	64,574	0.39	1.90	0.50	68
9.96	11.04	31,580	0.40	1.76	0.51	7

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Tax Aware Fund	21

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following is a separate fund of the Trust (the "Fund") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Tax Aware Real Return Fund	Class A, Class C, Class I and Class R6	Diversified
The investment objective of the Fund is to seek to maximize after-tax inflation protected return.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund's prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.

22	J.P. Morgan Tax Aware Fund	October 31, 2025

Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$559,624	$—	$559,624
Options Purchased
Call Options Purchased	117	—	—	117
Short-Term Investments
Investment Companies	37,983	—	—	37,983
Total Investments in Securities	$38,100	$559,624	$—	$597,724
Appreciation in Other Financial Instruments
Futures Contracts	$386	$—	$—	$386
Swaps	—	464	—	464
Depreciation in Other Financial Instruments
Futures Contracts	$(234)	$—	$—	$(234)
Swaps	—	(62)	—	(62)
Options Written
Call Options Written	(78)	—	—	(78)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$74	$402	$—	$476
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Fund.
As of October 31, 2025, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.

October 31, 2025	J.P. Morgan Tax Aware Fund	23

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Fund may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of October 31, 2025, which are shown as a Receivable for Investment securities sold - delayed delivery securities and a Payable for Investment securities purchased - delayed delivery securities, respectively, on the Statement of Assets and Liabilities. The values of these securities held at October 31, 2025 are detailed on the SOI, if any.
D. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
The Fund did not lend out any securities during the year ended October 31, 2025.

24	J.P. Morgan Tax Aware Fund	October 31, 2025

E. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (a) (b)	$37,415	$268,401	$267,834	$— (c)	$1	$37,983	37,979	$1,141	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
(c)	Amount rounds to less than one thousand.
F. Derivatives—The Fund used derivative instruments including options, futures and swaps in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to effectively manage the long and short equity exposures in the portfolio, manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statement of Assets and Liabilities.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Fund.
Notes F(1) - F(3) below describe the various derivatives used by the Fund.
(1) Options—The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.
Options Purchased — Premiums paid by the Fund for options purchased are included on the Statement of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statement of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and records a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Fund for options written are included on the Statement of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation of options written on the Statement of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the

October 31, 2025	J.P. Morgan Tax Aware Fund	25

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
(2) Futures Contracts— The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(3) Swaps— The Fund engaged in various swap transactions to manage interest rate (e.g., duration, yield curve) and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statement of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statement of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statement of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
Inflation-Linked Swaps

26	J.P. Morgan Tax Aware Fund	October 31, 2025

The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.
Derivatives Volume
The table below discloses the volume of the Fund's options, futures contracts and swaps activity during the year ended October 31, 2025. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity:

Futures Contracts:
Average Notional Balance Long	$32,701
Average Notional Balance Short	(11,893)
Ending Notional Balance Long	16,765
Ending Notional Balance Short	(8,779)
Interest Rate-Related Swaps (Inflation-Linked Swaps):
Average Notional Balance - Pays Fixed Rate	367,467
Ending Notional Balance - Pays Fixed Rate	418,943
Exchange-Traded Options:
Average Number of Contracts Purchased	154
Average Number of Contracts Written	(154)
Ending Number of Contracts Purchased	2,000
Ending Number of Contracts Written	(2,000)
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when the Fund first learns of the dividend.
H. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Fund for the year ended October 31, 2025, are as follows:
	Class A	Class C	Class I	Class R6	Total
Transfer agency fees	$4	$1	$4	$2	$11
I. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of October 31, 2025, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years, remain subject to examination by the Internal Revenue Service.
J. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

October 31, 2025	J.P. Morgan Tax Aware Fund	27

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
The following amounts were reclassified within the capital accounts:
Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$—	$— (a)	$— (a)

(a)	Amount rounds to less than one thousand.
The reclassifications for the Funds relate primarily to tax adjustments on certain investments.
K. Segment Reporting — The Fund adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
L. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.35% of each Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the year ended October 31, 2025, the effective rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund's principal underwriter and promotes and arranges for the sale of the Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of each Fund do not charge a distribution fee. The Distribution Plan provides that Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%

28	J.P. Morgan Tax Aware Fund	October 31, 2025

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended October 31, 2025, JPMDS retained the following:
Front-End Sales Charge	CDSC
$6	$—
D. Service Fees— The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I
0.25%	0.25%	0.25%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Fund's respective average daily net assets as shown in the table below:
Class A	Class C	Class I	Class R6
0.70%	1.20%	0.45%	0.35%

The expense limitation agreements were in effect for the year ended October 31, 2025 and the contractual expense limitation percentages in the table above are in place until at least February 28, 2026.
For the year ended October 31, 2025, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Investment Advisory Fees	Administration Fees	Service Fees	Total
$506	$337	$725	$1,568
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the year ended October 31, 2025 was $49.

October 31, 2025	J.P. Morgan Tax Aware Fund	29

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended October 31, 2025, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended October 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$385,683	$340,466
During the year ended October 31, 2025, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at October 31, 2025 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$584,405	$16,398	$2,649	$13,749
The tax character of distributions paid during the year ended October 31, 2025 was as follows:
Ordinary Income*	Tax Exempt Income	Total Distributions Paid
$745	$18,900	$19,645

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended October 31, 2024 was as follows:
Ordinary Income*	Tax Exempt Income	Total Distributions Paid
$820	$17,005	$17,825

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

30	J.P. Morgan Tax Aware Fund	October 31, 2025

As of October 31, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Current Distributable Tax Exempt Income	Unrealized Appreciation (Depreciation)
$(124,967)	$111	$13,749

As of October 31, 2025, the Fund had net capital loss carryforwards, which are available to offset future realized gains as follows:
Capital Loss Carryforward Character
Short-Term	Long-Term
$95,424	$29,543
6. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended October 31, 2025.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended October 31, 2025.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Fund did not utilize the Credit Facility during the year ended October 31, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of October 31, 2025, the Fund had three individual shareholder and/or non-affiliated omnibus accounts, which owned 46.8% of the Fund’s outstanding shares.

October 31, 2025	J.P. Morgan Tax Aware Fund	31

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
The Fund is subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Fund is subject to credit risk. The Fund’s investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e. the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Fund invests primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer's ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers' ratings and the Fund's ability to collect principal and interest, in the event of an issuer's default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

32	J.P. Morgan Tax Aware Fund	October 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust I and Shareholders of JPMorgan Tax Aware Real Return Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of JPMorgan Tax Aware Real Return Fund (one of the funds constituting JPMorgan Trust I, referred to hereafter as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
December 23, 2025
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

October 31, 2025	J.P. Morgan Tax Aware Fund	33

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended October 31, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Tax Exempt Income
The Fund had $18,900, or maximum allowable amount, of dividends paid from investment income that are exempt from federal income tax for the fiscal year ended October 31, 2025.

34	J.P. Morgan Tax Aware Fund	October 31, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Fund.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. October 2025.
AN-TA-1025

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year, and at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025, at which the Trustees considered the continuation of the investment advisory agreement for the Fund whose annual report is contained herein (the “Advisory Agreement”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 14, 2025.
As part of their review of the Advisory Agreement, the Trustees considered and reviewed performance and other information about the Fund received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Fund’s performance as compared to the performance of its peers and benchmarks, and analyses by the Adviser of the Fund’s performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreement, the Trustees reviewed the Advisory Agreement with representatives of the Adviser, counsel to the Fund, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreement. The Trustees also discussed the Advisory Agreement with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Fund throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from the Fund under the Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund, including personnel changes, if any;
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
•
Information about the structure and distribution strategy for the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services

provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Fund;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to the Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Fund for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for the Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Fund.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Fund was priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Fund has implemented contractual expense limitations and fee waivers (“Fee Caps”) which allow the Fund’s shareholders to share potential economies of scale from the Fund’s inception. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Fund of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Fund. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Fund, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for the Fund, including Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of the Fund at competitive levels, was reasonable. The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and from the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of the Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about the Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Fund in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in the Fund’s Universe and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Group for Class I and Class R6 shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Fund’s performance for Class A, Class I and Class R6 shares was in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by the Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees considered the Fee Caps currently in place for the Fund, the net advisory fee rate and net expense ratio for each share class, taking into account any waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Fund’s net advisory fee for Class A shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the second quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the
Trustees concluded that the advisory fee was fair and reasonable in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

Annual Financial Statements
J.P. Morgan Specialty Funds
October 31, 2025
JPMorgan Research Market Neutral Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectuses for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 99.4%
Common Stocks — 80.5%
Aerospace & Defense — 3.9%
Boeing Co. (The) *	5	940
Howmet Aerospace, Inc. (a)	32	6,544
RTX Corp. (a)	29	5,225
TransDigm Group, Inc. (a)	2	2,447
		15,156
Automobiles — 0.5%
General Motors Co.	29	1,981
Banks — 2.6%
Bank of America Corp.	35	1,880
Fifth Third Bancorp (a)	61	2,525
Regions Financial Corp.	85	2,061
US Bancorp	25	1,163
Wells Fargo & Co. (a)	30	2,614
		10,243
Beverages — 0.7%
Keurig Dr Pepper, Inc.	53	1,445
PepsiCo, Inc.	8	1,147
		2,592
Biotechnology — 2.2%
AbbVie, Inc. (a)	16	3,557
Biogen, Inc. *	3	404
Neurocrine Biosciences, Inc. *	8	1,149
Regeneron Pharmaceuticals, Inc.	3	2,083
Vertex Pharmaceuticals, Inc. * (a)	4	1,481
		8,674
Broadline Retail — 1.0%
Amazon.com, Inc. * (a)	17	4,052
Building Products — 0.8%
Trane Technologies plc	7	3,281
Capital Markets — 2.8%
Ameriprise Financial, Inc. (a)	2	1,196
Ares Management Corp.	3	400
Charles Schwab Corp. (The) (a)	28	2,613
CME Group, Inc.	6	1,670
LPL Financial Holdings, Inc.	8	2,888
MSCI, Inc.	3	2,076
		10,843
INVESTMENTS	SHARES (000)	VALUE ($000)

Chemicals — 0.7%
Ecolab, Inc.	9	2,260
PPG Industries, Inc.	4	369
		2,629
Commercial Services & Supplies — 0.3%
Waste Connections, Inc.	7	1,152
Communications Equipment — 0.2%
Arista Networks, Inc. *	4	667
Construction Materials — 0.5%
Martin Marietta Materials, Inc.	3	1,960
Consumer Finance — 0.9%
American Express Co.	7	2,454
Capital One Financial Corp.	4	851
		3,305
Consumer Staples Distribution & Retail — 0.7%
Walmart, Inc.	28	2,820
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	49	1,213
Electric Utilities — 4.2%
Entergy Corp. (a)	43	4,103
NextEra Energy, Inc.	55	4,524
Southern Co. (The) (a)	55	5,159
Xcel Energy, Inc.	30	2,458
		16,244
Electrical Equipment — 0.6%
Eaton Corp. plc	4	1,584
Emerson Electric Co.	6	790
		2,374
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	10	1,334
Keysight Technologies, Inc. *	5	934
		2,268
Energy Equipment & Services — 0.6%
Baker Hughes Co., Class A	47	2,278
Entertainment — 2.6%
Live Nation Entertainment, Inc. *	10	1,525
Walt Disney Co. (The) (a)	30	3,364
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Specialty Funds	1

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Entertainment — continued
Warner Bros Discovery, Inc. *	120	2,698
Warner Music Group Corp., Class A (a)	79	2,508
		10,095
Financial Services — 6.6%
Affirm Holdings, Inc. *	7	520
Apollo Global Management, Inc. (a)	25	3,073
Corpay, Inc. * (a)	22	5,752
Fidelity National Information Services, Inc. (a)	113	7,056
Jack Henry & Associates, Inc.	5	780
Klarna Group plc (United Kingdom) *	20	766
Mastercard, Inc., Class A (a)	12	6,650
Toast, Inc., Class A *	7	245
WEX, Inc. *	6	795
		25,637
Food Products — 0.6%
Hershey Co. (The)	2	400
Mondelez International, Inc., Class A	33	1,891
		2,291
Ground Transportation — 0.8%
Canadian Pacific Kansas City Ltd. (Canada)	13	934
CSX Corp.	46	1,656
Saia, Inc. *	2	537
		3,127
Health Care Equipment & Supplies — 1.5%
Boston Scientific Corp. *	13	1,278
Edwards Lifesciences Corp. *	20	1,648
Medtronic plc	10	942
Stryker Corp.	6	2,053
		5,921
Health Care Providers & Services — 1.4%
Cigna Group (The)	2	485
HCA Healthcare, Inc.	3	1,291
Humana, Inc.	5	1,336
UnitedHealth Group, Inc. (a)	6	2,275
		5,387
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc.	5	288
Ventas, Inc.	33	2,433
		2,721
INVESTMENTS	SHARES (000)	VALUE ($000)

Hotels, Restaurants & Leisure — 3.1%
Carnival Corp. *	80	2,310
Chipotle Mexican Grill, Inc., Class A * (a)	60	1,888
Expedia Group, Inc.	3	713
Hilton Worldwide Holdings, Inc.	5	1,379
McDonald's Corp. (a)	10	2,984
Yum! Brands, Inc. (a)	21	2,840
		12,114
Household Products — 0.0% ^
Church & Dwight Co., Inc.	2	186
Industrial Conglomerates — 1.2%
3M Co. (a)	28	4,724
Insurance — 3.9%
Aon plc, Class A	8	2,730
Arch Capital Group Ltd.	15	1,337
Arthur J Gallagher & Co. (a)	24	6,068
Chubb Ltd.	5	1,279
Progressive Corp. (The) (a)	13	2,592
Ryan Specialty Holdings, Inc.	23	1,246
		15,252
Interactive Media & Services — 1.3%
Meta Platforms, Inc., Class A (a)	4	2,911
Pinterest, Inc., Class A *	68	2,251
		5,162
IT Services — 1.0%
Cognizant Technology Solutions Corp., Class A (a)	25	1,827
EPAM Systems, Inc. *	8	1,252
Shopify, Inc., Class A (Canada) *	3	626
		3,705
Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	13	1,914
Danaher Corp.	12	2,650
IQVIA Holdings, Inc. *	4	812
Thermo Fisher Scientific, Inc.	1	410
		5,786
Machinery — 0.4%
AGCO Corp.	2	246
Deere & Co.	1	260
IDEX Corp.	6	1,110
		1,616
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Specialty Funds	October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Media — 0.8%
Comcast Corp., Class A	6	158
Omnicom Group, Inc.	38	2,865
		3,023
Multi-Utilities — 2.7%
Ameren Corp. (a)	42	4,335
Dominion Energy, Inc.	40	2,322
NiSource, Inc.	21	896
Sempra	32	2,905
		10,458
Oil, Gas & Consumable Fuels — 2.7%
Diamondback Energy, Inc.	12	1,727
EOG Resources, Inc.	17	1,775
EQT Corp.	37	1,991
Exxon Mobil Corp. (a)	11	1,225
Targa Resources Corp.	8	1,257
TC Energy Corp. (Canada)	28	1,418
Williams Cos., Inc. (The)	20	1,138
		10,531
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	4	213
United Airlines Holdings, Inc. *	4	363
		576
Personal Care Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	13	1,200
Kenvue, Inc.	28	407
		1,607
Pharmaceuticals — 1.4%
Bristol-Myers Squibb Co. (a)	21	986
Elanco Animal Health, Inc. *	63	1,395
Johnson & Johnson (a)	17	3,238
		5,619
Residential REITs — 0.1%
American Homes 4 Rent, Class A	10	306
Semiconductors & Semiconductor Equipment — 7.1%
Analog Devices, Inc. (a)	11	2,640
ASML Holding NV (Registered), NYRS (Netherlands) (a)	1	1,403
Broadcom, Inc.	2	671
Microchip Technology, Inc.	38	2,365
Micron Technology, Inc. (a)	5	1,005
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
NVIDIA Corp. (a)	26	5,244
NXP Semiconductors NV (Netherlands) (a)	12	2,605
ON Semiconductor Corp. *	16	782
Skyworks Solutions, Inc.	8	649
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	15	4,552
Texas Instruments, Inc.	23	3,722
Universal Display Corp.	12	1,804
		27,442
Software — 6.1%
Autodesk, Inc. *	8	2,324
Cadence Design Systems, Inc. *	8	2,550
Figma, Inc., Class A *	5	244
Intuit, Inc.	5	3,555
Microsoft Corp. (a)	10	4,931
Oracle Corp.	13	3,464
PTC, Inc. *	1	256
Roper Technologies, Inc.	3	1,357
ServiceNow, Inc. * (a)	5	4,924
		23,605
Specialized REITs — 1.6%
American Tower Corp.	10	1,700
Equinix, Inc.	3	2,805
Extra Space Storage, Inc.	12	1,643
		6,148
Specialty Retail — 4.2%
AutoZone, Inc. *	—	2,002
Best Buy Co., Inc.	10	818
Burlington Stores, Inc. * (a)	18	4,877
Lowe's Cos., Inc. (a)	20	4,802
O'Reilly Automotive, Inc. *	25	2,364
Ross Stores, Inc. (a)	10	1,526
		16,389
Technology Hardware, Storage & Peripherals — 1.8%
Hewlett Packard Enterprise Co.	158	3,859
Seagate Technology Holdings plc	6	1,645
Western Digital Corp.	11	1,633
		7,137
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	34	2,214
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Specialty Funds	3

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	—	375
Total Common Stocks (Cost $260,304)		312,886
Short-Term Investments — 18.9%
Investment Companies — 18.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.01% (b) (c)(Cost $73,272)	73,255	73,284
Total Long Positions (Cost $333,576)		386,170
Short Positions — (77.6)%
Common Stocks — (77.6)%
Aerospace & Defense — (1.1)%
General Dynamics Corp.	(1)	(203)
Huntington Ingalls Industries, Inc.	(7)	(2,192)
L3Harris Technologies, Inc.	(6)	(1,847)
(4,242)
Air Freight & Logistics — (0.3)%
Expeditors International of Washington, Inc.	(8)	(1,027)
Automobiles — (0.9)%
Ford Motor Co.	(247)	(3,241)
Harley-Davidson, Inc.	(10)	(269)
(3,510)
Banks — (1.8)%
KeyCorp	(118)	(2,079)
M&T Bank Corp.	(10)	(1,835)
PNC Financial Services Group, Inc. (The)	(17)	(3,029)
(6,943)
Beverages — (0.6)%
Coca-Cola Co. (The)	(6)	(418)
Constellation Brands, Inc., Class A	(2)	(339)
Molson Coors Beverage Co., Class B	(28)	(1,212)
Monster Beverage Corp. *	(3)	(198)
(2,167)
Biotechnology — (1.6)%
Amgen, Inc.	(10)	(2,765)
Gilead Sciences, Inc.	(21)	(2,513)
Incyte Corp. *	(5)	(482)
Moderna, Inc. *	(22)	(601)
(6,361)
INVESTMENTS	SHARES (000)	VALUE ($000)

Broadline Retail — (0.9)%
eBay, Inc.	(44)	(3,540)
Building Products — (0.6)%
Johnson Controls International plc	(6)	(640)
Lennox International, Inc.	(3)	(1,727)
(2,367)
Capital Markets — (4.3)%
Bank of New York Mellon Corp. (The)	(22)	(2,417)
Blackrock, Inc.	(3)	(3,520)
Carlyle Group, Inc. (The)	(30)	(1,569)
Cboe Global Markets, Inc.	(6)	(1,373)
Franklin Resources, Inc.	(159)	(3,594)
Moody's Corp.	(6)	(3,013)
Tradeweb Markets, Inc., Class A	(13)	(1,342)
(16,828)
Chemicals — (1.1)%
Air Products and Chemicals, Inc.	(10)	(2,534)
Eastman Chemical Co.	(25)	(1,499)
Solstice Advanced Materials, Inc. *	(3)	(124)
(4,157)
Commercial Services & Supplies — (1.9)%
Cintas Corp.	(12)	(2,169)
Republic Services, Inc., Class A	(4)	(772)
Veralto Corp.	(21)	(2,095)
Waste Management, Inc.	(11)	(2,238)
(7,274)
Communications Equipment — (1.0)%
Cisco Systems, Inc.	(54)	(3,943)
Consumer Finance — (0.7)%
Synchrony Financial	(37)	(2,774)
Consumer Staples Distribution & Retail — (5.2)%
Dollar General Corp.	(24)	(2,384)
Dollar Tree, Inc. *	(17)	(1,632)
Kroger Co. (The)	(26)	(1,678)
Sysco Corp.	(108)	(8,032)
Target Corp.	(69)	(6,364)
(20,090)
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Specialty Funds	October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Containers & Packaging — (0.5)%
Ball Corp.	(4)	(175)
International Paper Co.	(42)	(1,629)
(1,804)
Distributors — (0.3)%
Pool Corp.	(5)	(1,259)
Electric Utilities — (4.7)%
American Electric Power Co., Inc.	(32)	(3,898)
Edison International	(33)	(1,834)
Eversource Energy	(44)	(3,213)
Exelon Corp.	(76)	(3,484)
FirstEnergy Corp.	(45)	(2,079)
Pinnacle West Capital Corp.	(10)	(884)
PPL Corp.	(80)	(2,937)
(18,329)
Electrical Equipment — (0.7)%
Acuity, Inc.	(2)	(697)
Rockwell Automation, Inc.	(5)	(1,874)
(2,571)
Electronic Equipment, Instruments & Components — (1.4)%
Corning, Inc.	(61)	(5,395)
Energy Equipment & Services — (0.5)%
Halliburton Co.	(67)	(1,812)
Entertainment — (0.7)%
Netflix, Inc. *	(1)	(609)
TKO Group Holdings, Inc.	(11)	(2,143)
(2,752)
Financial Services — (2.4)%
Berkshire Hathaway, Inc., Class B *	(2)	(837)
Block, Inc. *	(26)	(1,933)
PayPal Holdings, Inc. *	(51)	(3,554)
Voya Financial, Inc.	(19)	(1,431)
Western Union Co. (The)	(191)	(1,783)
(9,538)
Food Products — (0.5)%
Conagra Brands, Inc.	(6)	(107)
General Mills, Inc.	(24)	(1,118)
Kraft Heinz Co. (The)	(30)	(734)
(1,959)
INVESTMENTS	SHARES (000)	VALUE ($000)

Ground Transportation — (1.1)%
Heartland Express, Inc.	(33)	(252)
Lyft, Inc., Class A *	(10)	(208)
Old Dominion Freight Line, Inc.	(3)	(445)
Uber Technologies, Inc. *	(33)	(3,207)
(4,112)
Health Care Equipment & Supplies — (0.8)%
Abbott Laboratories	(4)	(488)
Dentsply Sirona, Inc.	(69)	(871)
Dexcom, Inc. *	(8)	(467)
Intuitive Surgical, Inc. *	(2)	(850)
Zimmer Biomet Holdings, Inc.	(4)	(427)
(3,103)
Health Care Providers & Services — (1.9)%
Centene Corp. *	(40)	(1,419)
Elevance Health, Inc.	(8)	(2,696)
Henry Schein, Inc. *	(23)	(1,467)
Labcorp Holdings, Inc.	(2)	(466)
Molina Healthcare, Inc. *	(8)	(1,193)
(7,241)
Hotels, Restaurants & Leisure — (1.6)%
Airbnb, Inc., Class A *	(5)	(561)
Choice Hotels International, Inc.	(12)	(1,148)
Royal Caribbean Cruises Ltd.	(4)	(1,253)
Starbucks Corp.	(40)	(3,224)
(6,186)
Household Durables — (0.3)%
DR Horton, Inc.	(1)	(208)
NVR, Inc. *	—	(930)
PulteGroup, Inc.	(2)	(223)
(1,361)
Household Products — (0.5)%
Colgate-Palmolive Co.	(1)	(121)
Kimberly-Clark Corp.	(5)	(549)
Procter & Gamble Co. (The)	(8)	(1,235)
(1,905)
Industrial Conglomerates — (0.6)%
Honeywell International, Inc.	(11)	(2,212)
Insurance — (5.3)%
Aflac, Inc.	(29)	(3,129)
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Specialty Funds	5

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Insurance — continued
Allstate Corp. (The)	(30)	(5,724)
American International Group, Inc.	(59)	(4,622)
Hartford Insurance Group, Inc. (The)	(5)	(660)
Kinsale Capital Group, Inc.	(7)	(2,643)
Willis Towers Watson plc	(5)	(1,651)
WR Berkley Corp.	(33)	(2,340)
(20,769)
Interactive Media & Services — (1.1)%
Alphabet, Inc., Class C	(12)	(3,419)
Snap, Inc., Class A *	(113)	(878)
(4,297)
IT Services — (1.7)%
Accenture plc, Class A	(11)	(2,727)
International Business Machines Corp.	(8)	(2,304)
MongoDB, Inc., Class A *	(4)	(1,606)
(6,637)
Life Sciences Tools & Services — (1.6)%
Bruker Corp.	(43)	(1,673)
ICON plc *	(3)	(473)
Illumina, Inc. *	(12)	(1,468)
Revvity, Inc.	(24)	(2,254)
Waters Corp. *	(1)	(446)
(6,314)
Machinery — (2.8)%
Caterpillar, Inc.	(1)	(626)
Donaldson Co., Inc.	(41)	(3,460)
Illinois Tool Works, Inc.	(17)	(4,051)
Parker-Hannifin Corp.	—	(409)
Snap-on, Inc.	(7)	(2,284)
Stanley Black & Decker, Inc.	(3)	(215)
(11,045)
Media — (1.1)%
Fox Corp., Class A	(57)	(3,689)
Paramount Skydance Corp., Class B	(25)	(387)
Sirius XM Holdings, Inc.	(19)	(412)
(4,488)
INVESTMENTS	SHARES (000)	VALUE ($000)

Multi-Utilities — (1.2)%
Consolidated Edison, Inc.	(30)	(2,980)
WEC Energy Group, Inc.	(15)	(1,644)
(4,624)
Oil, Gas & Consumable Fuels — (2.8)%
APA Corp.	(61)	(1,390)
Coterra Energy, Inc.	(53)	(1,251)
Devon Energy Corp.	(38)	(1,253)
Enbridge, Inc. (Canada)	(33)	(1,564)
Kinder Morgan, Inc.	(55)	(1,440)
Occidental Petroleum Corp.	(49)	(2,001)
ONEOK, Inc.	(18)	(1,185)
Valero Energy Corp.	(5)	(777)
(10,861)
Passenger Airlines — (0.1)%
Southwest Airlines Co.	(18)	(555)
Pharmaceuticals — (1.9)%
Eli Lilly & Co.	(3)	(2,364)
Merck & Co., Inc.	(21)	(1,800)
Pfizer, Inc.	(61)	(1,509)
Zoetis, Inc.	(12)	(1,762)
(7,435)
Professional Services — (1.9)%
Automatic Data Processing, Inc.	(8)	(1,960)
Paychex, Inc.	(14)	(1,697)
Paycom Software, Inc.	(8)	(1,550)
Robert Half, Inc.	(27)	(697)
Verisk Analytics, Inc., Class A	(6)	(1,332)
(7,236)
Residential REITs — (0.1)%
Mid-America Apartment Communities, Inc.	(3)	(352)
Retail REITs — (1.5)%
NNN REIT, Inc.	(42)	(1,694)
Realty Income Corp.	(43)	(2,478)
Simon Property Group, Inc.	(9)	(1,630)
(5,802)
Semiconductors & Semiconductor Equipment — (4.8)%
Advanced Micro Devices, Inc. *	(5)	(1,374)
ARM Holdings plc *	(12)	(2,122)
Intel Corp. *	(50)	(2,002)
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Specialty Funds	October 31, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
KLA Corp.	(4)	(4,401)
Lam Research Corp.	(4)	(663)
Monolithic Power Systems, Inc.	(3)	(2,686)
QUALCOMM, Inc.	(20)	(3,711)
Teradyne, Inc.	(9)	(1,553)
(18,512)
Software — (3.1)%
Adobe, Inc. *	(9)	(2,962)
Bill Holdings, Inc. *	(27)	(1,361)
Fair Isaac Corp. *	(1)	(2,064)
Palo Alto Networks, Inc. *	(9)	(1,854)
Workday, Inc., Class A *	(16)	(3,904)
(12,145)
Specialized REITs — (0.7)%
Iron Mountain, Inc.	(10)	(977)
Public Storage	(6)	(1,714)
(2,691)
Specialty Retail — (1.9)%
Home Depot, Inc. (The)	(11)	(4,195)
TJX Cos., Inc. (The)	(12)	(1,596)
Williams-Sonoma, Inc.	(8)	(1,623)
(7,414)
Technology Hardware, Storage & Peripherals — (2.5)%
Dell Technologies, Inc., Class C	(19)	(3,091)
HP, Inc.	(50)	(1,388)
NetApp, Inc.	(24)	(2,793)
Sandisk Corp. *	(12)	(2,381)
(9,653)
Trading Companies & Distributors — (0.7)%
Fastenal Co.	(69)	(2,843)
INVESTMENTS	SHARES (000)	VALUE ($000)

Wireless Telecommunication Services — (0.3)%
T-Mobile US, Inc.	(5)	(1,084)
Total Common Stocks (Proceeds $(301,289))		(301,519)
Total Short Positions (Proceeds $(301,289))		(301,519)
Total Investments — 21.8% (Cost $32,287)		84,651
Other Assets in Excess of Liabilities — 78.2%		303,804
Net Assets — 100.0%		388,455

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities and cash segregated as collateral is $54,684 and $301,320, respectively.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of October 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Specialty Funds	7

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF October 31, 2025 (continued)
Futures contracts outstanding as of October 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
S&P 500 E-Mini Index	(36)	12/19/2025	USD	(12,367)	(187)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Specialty Funds	October 31, 2025

STATEMENT OF ASSETS AND LIABILITIES
AS OF October 31, 2025
(Amounts in thousands, except per share amounts)

JPMorgan Research Market Neutral Fund
ASSETS:
Investments in non-affiliates, at value	$312,886
Investments in affiliates, at value	73,284
Cash	26
Deposits at broker for futures contracts	772
Deposits at broker for securities sold short	301,320
Receivables:
Investment securities sold	2,458
Fund shares sold	355
Interest from non-affiliates	1,008
Dividends from non-affiliates	145
Dividends from affiliates	286
Tax reclaims	10
Total Assets	692,550
LIABILITIES:
Payables:
Securities sold short, at value	301,519
Dividend expense to non-affiliates on securities sold short	186
Investment securities purchased	861
Fund shares redeemed	1,174
Variation margin on futures contracts	25
Accrued liabilities:
Investment advisory fees	92
Administration fees	15
Distribution fees	8
Service fees	82
Custodian and accounting fees	21
Other	112
Total Liabilities	304,095
Net Assets	$388,455
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Specialty Funds	9

STATEMENT OF ASSETS AND LIABILITIES
AS OF October 31, 2025 (continued)
(Amounts in thousands, except per share amounts)
JPMorgan Research Market Neutral Fund
NET ASSETS:
Paid-in-Capital	$363,392
Total distributable earnings (loss)	25,063
Total Net Assets	$388,455
Net Assets:
Class A	$28,964
Class C	2,510
Class I	356,981
Total	$388,455
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	1,943
Class C	192
Class I	22,174
Net Asset Value (a):
Class A — Redemption price per share	$14.90
Class C — Offering price per share (b)	13.04
Class I — Offering and redemption price per share	16.10
Class A maximum sales charge	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$15.73
Cost of investments in non-affiliates	$260,304
Cost of investments in affiliates	73,272
Proceeds from securities sold short	301,289

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Specialty Funds	October 31, 2025

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED October 31, 2025
(Amounts in thousands)

JPMorgan Research Market Neutral Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$35
Interest income from non-affiliates on securities sold short	12,117
Dividend income from non-affiliates	4,105
Dividend income from affiliates	3,569
Total investment income	19,826
EXPENSES:
Investment advisory fees	1,338
Administration fees	287
Distribution fees:
Class A	76
Class C	16
Service fees:
Class A	76
Class C	5
Class I	874
Custodian and accounting fees	72
Professional fees	476
Trustees’ and Chief Compliance Officer’s fees	26
Printing and mailing costs	127
Registration and filing fees	104
Transfer agency fees (See Note 2.H.)	16
Dividend expense to non-affiliates on securities sold short	6,287
Other	14
Total expenses	9,794
Less fees waived	(916)
Net expenses	8,878
Net investment income (loss)	10,948
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	27,098
Investments in affiliates	(10)
Futures contracts	705
Securities sold short	(33,272)
Net realized gain (loss)	(5,479)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(1,664)
Investments in affiliates	5
Futures contracts	(343)
Securities sold short	11,235
Change in net unrealized appreciation/depreciation	9,233
Net realized/unrealized gains (losses)	3,754
Change in net assets resulting from operations	$14,702
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Specialty Funds	11

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Research Market Neutral Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$10,948	$9,120
Net realized gain (loss)	(5,479)	11,414
Change in net unrealized appreciation/depreciation	9,233	12,505
Change in net assets resulting from operations	14,702	33,039
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,459)	(644)
Class C	(97)	(43)
Class I	(16,312)	(5,534)
Total distributions to shareholders	(17,868)	(6,221)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	51,933	87,497
NET ASSETS:
Change in net assets	48,767	114,315
Beginning of period	339,688	225,373 (a)
End of period	$388,455	$339,688

(a)
Beginning of period net assets is shown after future share reacquisition adjustment.
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Specialty Funds	October 31, 2025

	JPMorgan Research Market Neutral Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$11,108	$13,867
Distributions reinvested	1,425	626
Cost of shares redeemed	(13,729)	(9,909)
Change in net assets resulting from Class A capital transactions	(1,196)	4,584
Class C
Proceeds from shares issued	956	166
Distributions reinvested	96	43
Cost of shares redeemed	(427)	(234)
Change in net assets resulting from Class C capital transactions	625	(25)
Class I
Proceeds from shares issued	340,591	179,385
Distributions reinvested	13,687	4,538
Cost of shares redeemed	(301,774)	(100,985)
Change in net assets resulting from Class I capital transactions	52,504	82,938
Total change in net assets resulting from capital transactions	$51,933	$87,497
SHARE TRANSACTIONS:
Class A
Issued	751	974
Reinvested	97	47
Redeemed	(933)	(695)
Change in Class A Shares	(85)	326
Class C
Issued	73	13
Reinvested	7	4
Redeemed	(33)	(19)
Change in Class C Shares	47	(2)
Class I
Issued	21,359	11,592
Reinvested	869	320
Redeemed	(19,071)	(6,646)
Change in Class I Shares	3,157	5,266
SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Specialty Funds	13

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Research Market Neutral Fund
Class A
Year Ended October 31, 2025	$15.01	$0.39	$0.20	$0.59	$(0.35)	$(0.35)	$(0.70)
Year Ended October 31, 2024	13.56 *	0.47	1.34	1.81	(0.36)	—	(0.36)
Year Ended October 31, 2023	12.30 *	0.34	0.84	1.18	—	—	—
Year Ended October 31, 2022	12.63 *	(0.10)	(0.32)	(0.42)	—	—	—
Year Ended October 31, 2021	13.23 *	(0.21)	0.41	0.20	—	(0.91)	(0.91)
Class C
Year Ended October 31, 2025	13.23	0.28	0.18	0.46	(0.30)	(0.35)	(0.65)
Year Ended October 31, 2024	12.00 *	0.36	1.17	1.53	(0.30)	—	(0.30)
Year Ended October 31, 2023	10.94 *	0.25	0.77	1.02	—	—	—
Year Ended October 31, 2022	11.29 *	(0.14)	(0.30)	(0.44)	—	—	—
Year Ended October 31, 2021	11.97 *	(0.25)	0.41	0.16	—	(0.91)	(0.91)
Class I
Year Ended October 31, 2025	16.16	0.46	0.22	0.68	(0.39)	(0.35)	(0.74)
Year Ended October 31, 2024	14.58 *	0.55	1.42	1.97	(0.39)	—	(0.39)
Year Ended October 31, 2023	13.19 *	0.41	0.75	1.16	—	—	—
Year Ended October 31, 2022	13.51 *	(0.06)	(0.53)	(0.59)	—	—	—
Year Ended October 31, 2021	14.03 *	(0.20)	0.46	0.26	—	(0.91)	(0.91)

*	Net asset value per share has been calculated after future share reacquisition adjustment for the impacted periods.
**	Amount presented after future share reacquisition adjustment.
(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)

	October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
Net expenses (excluding dividend and interest expense for securities sold short)
Class A	0.91%	0.92%	0.90%	0.90%	0.92%
Class C	1.41	1.42	1.39	1.39	1.41
Class I	0.66	0.67	0.64	0.64	0.66
Expenses without waivers and reimbursements (excluding dividend and interest expense for securities sold short)
Class A	1.15	1.05	1.07	1.08	1.14
Class C	1.66	1.57	1.55	1.57	1.64
Class I	0.89	0.79	0.81	0.82	0.87

(e)	Interest expense on securities sold short is 0.16%.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Specialty Funds	October 31, 2025

		Ratios/Supplemental data
				Ratios to average net assets
Future share reacquisition adjustment	Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses (including dividend expense for securities sold short)(c)(d)	Net investment income (loss)	Expenses without waivers and reimbursements (including dividend expense for securities sold short)(d)	Portfolio turnover rate (excluding securities sold short)	Portfolio turnover rate (including securities sold short)

$—	$14.90	4.08%	$28,964	2.58%	2.63%	2.82%	144%	284%
—	15.01	13.62	30,435	2.71	3.36	2.84	103	218
0.08	13.56 *	10.24	23,101 **	2.84	2.69	3.01	92	232
0.09	12.30 *	(2.61)	20,259 **	2.72	(0.84)	2.90	100	252
0.11	12.63 *	2.67	17,161 **	2.92 (e)	(1.71)	3.14	119	307

—	13.04	3.58	2,510	2.99	2.13	3.24	144	284
—	13.23	13.02	1,913	3.20	2.86	3.35	103	218
0.04	12.00 *	9.69	1,762 **	3.33	2.20	3.50	92	232
0.09	10.94 *	(3.10)	1,504 **	3.21	(1.30)	3.39	100	252
0.07	11.29 *	2.25	1,233 **	3.44 (e)	(2.22)	3.67	119	307

—	16.10	4.37	356,981	2.30	2.89	2.53	144	284
—	16.16	13.84	307,340	2.44	3.62	2.56	103	218
0.23	14.58 *	10.54	200,510 **	2.55	2.98	2.72	92	232
0.27	13.19 *	(2.37)	139,458 **	2.41	(0.47)	2.59	100	252
0.13	13.51 *	3.10	75,401 **	2.69 (e)	(1.50)	2.90	119	307

SEE NOTES TO FINANCIAL STATEMENTS.

October 31, 2025	J.P. Morgan Specialty Funds	15

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following is a separate fund of the Trust (the "Fund") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Research Market Neutral Fund	Class A, Class C and Class I	Diversified
The investment objective of the Fund is to seek to provide long-term capital appreciation from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund's prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

16	J.P. Morgan Specialty Funds	October 31, 2025

•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$386,170	$—	$—	$386,170
Total Liabilities for Securities Sold Short (a)	$(301,519)	$—	$—	$(301,519)
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(187)	$—	$—	$(187)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Fund.
As of October 31, 2025, the Fund had no investments in restricted securities including securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
The Fund did not lend out any securities during the year ended October 31, 2025.

October 31, 2025	J.P. Morgan Specialty Funds	17

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
D. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the year ended October 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at October 31, 2025	Shares at October 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.01% (a) (b)	$86,511	$547,714	$560,936	$(10)	$5	$73,284	73,255	$3,569	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of October 31, 2025.
E. Futures Contracts—The Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Fund also used index futures contracts to more effectively manage the long and short equity exposures in the portfolio. The Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the futures contracts activity during the year ended October 31, 2025:

Futures Contracts:
Average Notional Balance Long	$623
Average Notional Balance Short	(9,096)
Ending Notional Balance Short	(12,367)
F. Short Sales— The Fund engaged in short sales as part of its normal investment activities. In a short sale, the Fund sells securities it does not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Fund borrows securities from a broker. To close out a short position, the Fund delivers the same securities to the broker.
The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the broker is recorded as Deposits at broker for securities sold short, while cash collateral deposited at the Fund's custodian for the benefit of the broker is recorded as Restricted cash for securities sold short on the Statement of Assets and Liabilities. Securities segregated as collateral are denoted on the SOI. The Fund may receive or pay the net of

18	J.P. Morgan Specialty Funds	October 31, 2025

the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net amounts of income or fees are included as interest income or interest expense on securities sold short on the Statement of Operations.
The Fund is obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statement of Operations as Dividend expense on securities sold short. The Fund is obligated to pay the broker interest accrued on short positions while the position is outstanding. Interest expense on short positions is reported as Interest expense to non-affiliates on securities sold short on the Statement of Operations. Liabilities for securities sold short are reported at market value on the Statement of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation/depreciation on the Statement of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.
The Fund will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will record a realized gain if the price of the borrowed security declines between those dates.
As of October 31, 2025, the Fund had outstanding short sales as listed on its SOI.
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, and dividend expense on securities sold short are recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
H. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Fund for the year ended October 31, 2025, are as follows:
	Class A	Class C	Class I	Total
Transfer agency fees	$5	$1	$10	$16
I. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of October 31, 2025, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

October 31, 2025	J.P. Morgan Specialty Funds	19

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
The following amounts were reclassified within the capital accounts:
Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$—	$145	$(145)
The reclassifications for the Fund relate primarily to book/tax differences on the treatment of certain other investments.
K. Segment Reporting — The Fund adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
L. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.35% of the Fund's average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the year ended October 31, 2025, the effective rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund's principal underwriter and promotes and arranges for the sale of the Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Class I Shares of the Fund do not charge a distribution fee. The Distribution Plan provides that the Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended October 31, 2025, JPMDS retained the following:
Front-End Sales Charge	CDSC
$2	$—

20	J.P. Morgan Specialty Funds	October 31, 2025

D. Service Fees— The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I
0.25%	0.25%	0.25%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
F. Waivers and Reimbursements— The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Fund’s respective average daily net assets as shown in the table below:
Class A	Class C	Class I
0.95%	1.45%	0.69%

The expense limitation agreement was in effect for the year ended October 31, 2025 and are in place until at least February 28, 2026.
For the year ended October 31, 2025, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Investment Advisory Fees	Administration Fees	Service Fees	Total
$600	$150	$6	$756
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the year ended October 31, 2025 was $160.
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

October 31, 2025	J.P. Morgan Specialty Funds	21

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended October 31, 2025, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
During the year ended October 31, 2024, the Fund identified a material error in accounting for the receipt of class action litigation payments which resulted in an understatement of the Fund’s net assets during the period April 29, 2019 through July 17, 2024, (the “Error Period”). The Fund applied its NAV error correction policy, and, for each financial reporting period during the Error Period, recorded a future share reacquisition adjustment to reflect the Fund’s unilateral right to remove excess shares attributable to purchases made during the Error Period and a Due to shareholders upon reprocessing payable for cash owed to shareholders who redeemed their shares of the Fund during the Error Period. As of October 15, 2024, the Adviser determined it would not reprocess share transactions and instead fully reimbursed the Fund $2,848 in cash towards the settlement of the future share reacquisition adjustment and due to shareholders upon reprocessing payable, net.
4. Investment Transactions
During the year ended October 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Securities Sold Short	Covers on Securities Sold Short
$445,523	$428,678	$420,530	$404,443
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at October 31, 2025 were as follows:
Aggregate Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$45,485	$70,505	$31,526	$38,979

*	The tax cost includes the proceeds from short sales which may result in a net negative cost.
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments and wash sale loss deferrals.
The tax character of distributions paid during the year ended October 31, 2025 was as follows:
Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
$9,725	$8,143	$17,868

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended October 31, 2024 was as follows:
Ordinary Income*	Total Distributions Paid
$6,221	$6,221

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

22	J.P. Morgan Specialty Funds	October 31, 2025

As of October 31, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
$9,177	$(22,988)	$38,941

The cumulative timing differences primarily consist of wash sale loss deferrals.
As of October 31, 2025, the Fund had net capital loss carryforwards, which are available to offset future realized gains as follows:
Capital Loss Carryforward Character
Short-Term
$22,988 *

*	Amount includes capital loss carryforwards which are limited in future years under Internal Revenue Code sections 381-384.
6. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II ("JPM II") and may be relied upon by the Fund because the Fund and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended October 31, 2025.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended October 31, 2025.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Fund did not utilize the Credit Facility during the year ended October 31, 2025.

October 31, 2025	J.P. Morgan Specialty Funds	23

NOTES TO FINANCIAL STATEMENTS
AS OF October 31, 2025 (continued)
(Dollar values in thousands)
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of October 31, 2025, the Fund had three individual shareholders and/or non-affiliated omnibus accounts each owning more than 10% of the Fund's outstanding shares, and collectively owning 60.5% of the Fund's outstanding shares.
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
As of October 31, 2025, the Fund pledged a significant portion of its assets to Citigroup Global Markets, Inc. for securities sold short. For the Fund, deposits at broker for securities sold short, as noted on the Statement of Assets and Liabilities, are held at Citigroup Global Markets, Inc.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

24	J.P. Morgan Specialty Funds	October 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Trust I and Shareholders of JPMorgan Research Market Neutral Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of JPMorgan Research Market Neutral Fund (one of the funds constituting JPMorgan Trust I, referred to hereafter as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
December 23, 2025
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

October 31, 2025	J.P. Morgan Specialty Funds	25

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended October 31, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Dividends Received Deduction (DRD)
The Fund had 35.64%, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended October 31, 2025.
Long Term Capital Gain
The Fund distributed $8,143, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended October 31, 2025.
Qualified Dividend Income (QDI)
The Fund had $3,804, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended October 31, 2025.

26	J.P. Morgan Specialty Funds	October 31, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Fund.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. October 2025.
AN-SPEC-1025

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and at each meeting considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025, at which the Trustees considered the continuation of the investment advisory agreement for the Fund, whose annual report is contained herein (the “Advisory Agreement”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 14, 2025.
As part of their review of the Advisory Agreement, the Trustees considered and reviewed performance and other information about the Fund received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Fund’s performance as compared to the performance of its peers and benchmark and analyses by the Adviser of the Fund’s performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received, and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Fund’s objectives, benchmarks, and peers. Before voting on the Advisory Agreement, the Trustees reviewed the Advisory Agreement with representatives of the Adviser, counsel to the Fund, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreement. The Trustees also discussed the Advisory Agreement with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Fund throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from the Fund under the Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund, including personnel changes, if any;
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services

provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Fund;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund, including steps taken by the Adviser to address certain compliance and related issues impacting the Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to the Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Fund for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for the Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Fund.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Fund was priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Fund has implemented contractual expense limitations and fee waivers (“Fee Caps”), which allow the Fund’s shareholders to share potential economies of scale from the Fund’s inception and that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Fund of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Fund. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Fund, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for the Fund, including Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of the Fund at competitive levels, was reasonable. The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and from the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of the Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about the Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Fund in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in the Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for Class I shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Adviser and the Trustees’ independent consultant, and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Research Market Neutral Fund’s performance for Class A shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees noted that the performance for Class I shares was in the third quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by the Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees considered the Fee Caps currently in place for the Fund, the net advisory fee rate and net expense ratio for each share class, taking into account any waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile of the Universe. Broadridge did not calculate quintile rankings for Class A shares of the Peer Group due to the limited number of funds in the Peer Group. The Trustees noted that the net advisory fee and actual total expenses for Class I shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer

December 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer

December 30, 2025

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer

December 30, 2025